As filed with the Securities and Exchange Commission on December 20, 2002
                                                     Registration No.___________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No. __ [ ] Post-Effective Amendment No. ___

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                    (Address of Principal Executive Offices)

                                 (612) 303-1606
                  (Registrant's Area Code and Telephone Number)

                             Christopher O. Petersen
                       U.S. Bancorp Asset Management, Inc.
                           800 Nicollet Mall, BC-MN-H210
                           Minneapolis, MN 55402-7020
                     (Name And Address Of Agent For Service)

                                    Copy To:

                              Mark D. Perlow, Esq.
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111

         Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.0001 per share.

         It is proposed that this filing will automatically become effective on January 21, 2003 pursuant to Rule 488.

         No filing fee is required because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            REGISTRATION STATEMENT ON
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

  Cover Sheet

  Contents of Registration Statement on Form N-14

  Documents Incorporated by Reference Herein

  Letter to Shareholders

  Shareholder Q&A

  Notice of Special Meeting of Shareholders

  Part A - Prospectus/Proxy Statement

  Part B - Statement of Additional Information

  Part C - Other Information

  Signature Page

  Exhibits

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            REGISTRATION STATEMENT ON
                                    FORM N-14


                   DOCUMENTS INCORPORATED BY REFERENCE HEREIN

         The following documents are incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information:

1. Prospectuses, dated January 28, 2002, as supplemented May 17, 2002, for Class A, Class B and Class C shares of Large Cap Growth Fund, Large Cap Core Fund, and Health Sciences Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047 and 0000897101-02-000395,
         respectively.

2. Prospectuses, dated January 28, 2002, as supplemented May 17, 2002, for Class S shares of Large Cap Growth Fund, Large Cap Core Fund, and Health Sciences Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047 and 0000897101-02-000395, respectively.

3. Prospectuses, dated January 28, 2002, as supplemented May 17, 2002, for Class Y shares of Large Cap Growth Fund, Large Cap Core Fund, and Health Sciences Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047 and 0000897101-02-000395, respectively.

4. Prospectuses, dated January 28, 2002, for Class A, Class B and Class C shares of Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEXTM Fund, High Yield Bond Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Fixed Income Fund and Strategic Income Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047.

5. Prospectuses, dated January 28, 2002, for Class S shares of Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEXTM Fund, High Yield Bond Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Fixed Income Fund and Strategic Income Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047.

6. Prospectuses, dated January 28, 2002, for Class Y shares of Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEXTM Fund, High Yield Bond Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Fixed Income Fund and Strategic Income Fund, previously filed on EDGAR, Accession Number 0000897101-02-000047.

7. Supplement, dated December 12, 2002, to Class A, Class B, Class C shares Prospectus, Class S shares Prospectus and Class Y shares Prospectus of Bond IMMDEXTM Fund, High Yield Bond Fund, Strategic Income Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Large Cap Growth Fund, Emerging Markets Fund, previously filed on EDGAR, Accession Number 0000897101-02-000867.

8. Statement of Additional Information, dated January 28, 2002, previously filed on EDGAR, Accession Number 0000897101-02-000047.

9. Annual Report for Stock Funds for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005244.

10. Annual Report for Bond Funds for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005243.

                                     [LOGO]

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                                January __, 2003


Dear Shareholders:

         As a shareholder of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund, or High Yield Bond Fund (each an "Acquired Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), you are invited to vote on a proposal to reorganize your Acquired Fund into another separate series of FAIF (each an "Acquiring Fund"), as follows: Large Cap Growth Fund and Health Sciences Fund into Large Cap Core Fund; Mid Cap Growth Fund into Mid Cap Core Fund; Small Cap Growth Fund into Small Cap Core Fund; Emerging Markets Fund into International Fund; Bond IMMDEX(TM) Fund into Fixed Income Fund; and High Yield Bond Fund into Strategic Income Fund. The proposals will be voted on at a special meeting of shareholders to be held on March 6, 2003 (the "Meeting"). Before the Meeting, I would like to ask for your vote on this important proposal affecting your Acquired Fund, as described in the accompanying Prospectus/Proxy Statement.

         The Prospectus/Proxy Statement describes the proposed reorganization of each Acquired Fund (each a "Reorganization"). If the proposal affecting an Acquired Fund is approved by its shareholders, all the Acquired Fund's assets would be acquired by its corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each Acquired Fund shareholder will receive shares of the corresponding Acquiring Fund that are of the same class, and with the same total value, as their Acquired Fund shares. The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the Reorganizations.

         THE BOARD OF DIRECTORS OF FAIF BELIEVES THAT THE REORGANIZATIONS ARE IN THE BEST INTERESTS OF EACH ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL AFFECTING YOUR ACQUIRED FUND.

         YOUR VOTE IS EXTREMELY IMPORTANT. YOU CAN VOTE QUICKLY AND EASILY BY TOLL-FREE TELEPHONE CALL, BY THE INTERNET, BY FAX OR BY MAIL BY FOLLOWING THE INSTRUCTIONS THAT APPEAR ON YOUR PROXY CARD, WHICH YOU WILL RECEIVE FOR EACH ACQUIRED FUND IN WHICH YOU OWN SHARES. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE HELP THE ACQUIRED FUNDS AVOID THE COST OF A FOLLOW-UP MAILING BY VOTING AS SOON AS POSSIBLE. IF YOU HAVE ANY QUESTIONS ABOUT THE PROXY CARD, PLEASE CALL 1-800-677-FUND.

         NOTE: You may receive more than one proxy package if you hold shares in more than one Acquired Fund or account. You must return separate proxy cards for separate holdings.

         Thank you for taking this matter seriously and participating in this important process.



                                       Sincerely,


                                       Thomas S. Schreier, Jr., President
                                       First American Investment Funds, Inc.

                                 SHAREHOLDER Q&A

Within this package you will find the following:
         o Prospectus/Proxy Statement describing the proposed reorganizations
         o        Current prospectuses of the Acquiring Funds
         o        Voting instructions
         o        Proxy card
         o        Business reply envelope

The Board of Directors of FAIF ("Board of Directors") unanimously approved the proposed Reorganizations listed below and recommends that you vote in favor of the Reorganization of your Acquired Fund. The following questions and answers provide a brief overview of the proposal. The Board of Directors also encourages you to read the full text of the enclosed Prospectus/Proxy Statement carefully.

WHAT AM I BEING ASKED TO VOTE ON?

Shareholders of each Acquired Fund are being asked to consider and approve the proposed Reorganization of that fund into the existing Acquiring Fund set forth below. Effective January 31, 2003, each Acquiring Fund, with the exception of International Fund, will be renamed as indicated below.

                                                         ACQUIRING FUND NAME
ACQUIRED FUND                   ACQUIRING FUND           (effective 1/31/03)
-------------                   --------------           -------------------
Large Cap Growth Fund   ->      Large Cap Core Fund      Large Cap Growth
                                                         Opportunities Fund

Health Sciences Fund    ->      Large Cap Core Fund      Large Cap Growth
                                                         Opportunities Fund

Mid Cap Growth Fund     ->      Mid Cap Core Fund        Mid Cap Growth
                                                         Opportunities Fund

Small Cap Growth Fund   ->      Small Cap Core Fund      Small Cap Select Fund

Emerging Markets Fund   ->      International Fund       International Fund

Bond IMMDEX(TM) Fund    ->      Fixed Income Fund        Core Bond Fund

High Yield Bond Fund    ->      Strategic Income Fund    High Income Bond Fund

WHY HAS THE BOARD OF DIRECTORS RECOMMENDED THAT I VOTE IN FAVOR OF THE REORGANIZATIONS?

The Board of Directors believes that the Reorganizations are in the best interests of shareholders of the Acquired Funds and may provide several benefits to shareholders, including the merger of smaller, less efficient funds into larger, more efficient funds, which would allow U.S. Bancorp

Asset Management, Inc. (the "Advisor"), the investment advisor to each Acquired Fund and each Acquiring Fund (each a "Fund") to focus its resources. Moreover, by consolidating Funds and increasing Fund size, the combined Funds may achieve the economies of scale often associated with larger funds and thereby reduce operating expenses on a per share basis.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

The investment objective of each Acquired Fund is identical or substantially similar to that of its corresponding Acquiring Fund. The principal investment strategies and risk factors of each Acquired Fund (with the exception of Health Sciences Fund) are similar to those of its corresponding Acquiring Fund. The investment objective, principal investment strategies and risk factors of each Acquired Fund compared to those of its corresponding Acquiring Fund are described in the enclosed Prospectus/Proxy Statement.

WHICH CLASS OF SHARES WILL I RECEIVE IN THE REORGANIZATION?

The share class structure for each Fund involved in the Reorganizations is identical. Thus, you will receive the same class of shares in the Reorganizations that you currently hold.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATIONS?

A Reorganization, if approved by the affected Acquired Fund's shareholders, will not be a taxable event for federal income tax purposes. Acquired Fund shareholders will not realize any capital gain or loss as a result of the proposed Reorganizations, although you may receive a distribution of ordinary income and/or net capital gain immediately before the Reorganization of your Acquired Fund to the extent the Fund has undistributed income and/or gain.

WHO WILL PAY FOR THE REORGANIZATIONS?

The expenses of the Reorganizations, including legal expenses, printing, packaging, and postage, plus the cost of any supplementary solicitations, will be borne by the Advisor.

WILL THE FUNDS' EXPENSES REMAIN THE SAME?

Each Acquiring Fund has the same or lower overall expense ratio relative to its corresponding Acquired Fund with the exception of Bond IMMDEX(TM) Fund. If the reorganization of Bond IMMDEX(TM) Fund into Fixed Income Fund is approved, shareholders of Bond IMMDEX(TM) Fund will pay higher management fees and annual fund operating expenses.

WILL I HAVE THE SAME SHAREHOLDER PRIVILEGES AFTER THE REORGANIZATIONS?

Yes. You will continue to enjoy the same shareholder privileges as a shareholder of an Acquiring Fund as you currently have as a shareholder of an Acquired Fund.

WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATIONS?

The Meeting to consider the proposals is scheduled to occur on March 6, 2003. If all necessary approvals are obtained, the Reorganizations will likely take place shortly thereafter.

WHO WILL RECEIVE THE PROXY MATERIALS?

The proxy materials are first being mailed to all persons and entities that held shares of record in the Acquired Funds on January 6, 2003. Please note that in some cases, record ownership of and/or voting authority over Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the proxy.

WHEN IS MY PROXY DUE?

We would like to receive your vote as soon as possible. You may cast your vote:

         BY PHONE:
         Please see the voting instructions on your proxy card. Call the 800 number listed and follow the recorded instructions.

         BY FAX:
         Please see the voting instructions on your proxy card. Fax your completed proxy card to the fax number located on your proxy card.

         BY THE INTERNET:
         Visit http://www.proxyvote.com. Once there, enter the 12-digit control number located on your proxy card.

         BY MAIL:
         Please note that you received one proxy card for each Fund you own. All proxy cards must be marked with your vote and returned in the business reply envelope included in this package. If you misplaced your envelope, please mail your proxy card to:

         Proxy Services
         P.O. Box
         Xxx, XX, #####

PLEASE READ THE FULL TEXT OF THE ENCLOSED PROSPECTUS/PROXY STATEMENT FOR FURTHER INFORMATION. IF YOU HAVE QUESTIONS, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR FIRST AMERICAN FUNDS AT 800-677-FUND.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                                800 NICOLLET MALL
                              MINNEAPOLIS, MN 55402

                              LARGE CAP GROWTH FUND
                              HEALTH SCIENCES FUND
                               MID CAP GROWTH FUND
                              SMALL CAP GROWTH FUND
                              EMERGING MARKETS FUND
                               BOND IMMDEX(TM) FUND
                              HIGH YIELD BOND FUND

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MARCH 6, 2003

To the Shareholders of the above funds:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders (the "Meeting") of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund, and High Yield Bond Fund (each an "Acquired Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), a Maryland corporation, will be held at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on March 6, 2003, at 10:00 a.m., Central Time. The purpose of the Meeting is to consider and act upon the following proposals and to transact other business that properly comes before the Meeting or any adjournments thereof. Approval of each proposal will be determined solely by approval of the shareholders of the Acquired Fund affected thereby. It will not be necessary for each proposal to be approved for any one of them to be approved.

         1. FOR LARGE CAP GROWTH FUND SHAREHOLDERS ONLY. To approve a Plan of Reorganization and Termination adopted by FAIF (the "Reorganization Plan") insofar as it provides for (a) the acquisition of all the assets of Large Cap Growth Fund, a separate series of FAIF, by Large Cap Core Fund, another separate series of FAIF, in exchange solely for shares of Large Cap Core Fund and Large Cap Core Fund's assumption of all the liabilities of Large Cap Growth Fund, followed by (b) the distribution of those Large Cap Core Fund shares to Large Cap Growth Fund's shareholders in liquidation of Large Cap Growth Fund and (c) Large Cap Growth Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to FAIF's Amended and Restated Articles of Incorporation (the "Articles") effecting the foregoing transactions.

         2. FOR HEALTH SCIENCES FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of Health Sciences Fund, a separate series of FAIF, by Large Cap Core Fund, another separate series of FAIF, in exchange solely for shares of Large Cap Core Fund and Large Cap Core Fund's assumption of all the liabilities of Health Sciences Fund, followed by (b) the distribution of those Large Cap Core Fund shares to Health Sciences Fund's shareholders in liquidation of Health Sciences Fund and (c) Health Sciences Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         3. FOR MID CAP GROWTH FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of Mid Cap Growth Fund, a separate series of FAIF, by Mid Cap Core Fund, another separate series of FAIF, in exchange solely for shares of Mid Cap Core Fund and Mid Cap Core Fund's assumption of all the liabilities of Mid Cap Growth Fund, followed by (b) the distribution of those Mid Cap Core Fund shares to Mid Cap Growth Fund's shareholders in liquidation of Mid Cap Growth Fund and (c) Mid Cap Growth Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         4. FOR SMALL CAP GROWTH FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of Small Cap Growth Fund, a separate series of FAIF, by Small Cap Core Fund, another separate series of FAIF, in exchange solely for shares of Small Cap Core Fund and Small Cap Core Fund's assumption of all the liabilities of Small Cap Growth Fund, followed by (b) the distribution of those Small Cap Core Fund shares to Small Cap Growth Fund's shareholders in liquidation of Small Cap
                 Growth Fund and (c) Small Cap Growth Fund's subsequent
                  termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         5. FOR EMERGING MARKETS FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of Emerging Markets Fund, a separate series of FAIF, by International Fund, another separate series of FAIF, in exchange solely for shares of International Fund and International Fund's assumption of all the liabilities of Emerging Markets Fund, followed by (b) the distribution of those International Fund shares to Emerging Markets Fund's shareholders in liquidation of Emerging Markets Fund and (c) Emerging Markets Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         6. FOR BOND IMMDEX(TM) FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of Bond IMMDEX(TM) Fund, a separate series of FAIF, by Fixed Income Fund, another separate series of FAIF, in exchange solely for shares of Fixed Income Fund and Fixed Income Fund's assumption of all the liabilities of Bond IMMDEX(TM) Fund, followed by (b) the distribution of those Fixed Income Fund shares to Bond IMMDEX(TM) Fund's shareholders in liquidation of Bond IMMDEX(TM) Fund and (c) Bond IMMDEX(TM) Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         7. FOR HIGH YIELD BOND FUND SHAREHOLDERS ONLY. To approve the Reorganization Plan insofar as it provides for (a) the acquisition of all the assets of High Yield Bond Fund, a separate series of FAIF, by Strategic Income Fund, another separate series of FAIF, in exchange solely for shares of Strategic Income Fund and Strategic Income Fund's assumption of all the liabilities of High Yield Bond Fund, followed by
                  (b) the distribution of those Strategic Income Fund shares to High Yield Bond Fund's shareholders in liquidation of High Yield Bond Fund and (c) High Yield Bond Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting the foregoing transactions.

         The Board of Directors of FAIF has fixed the close of business on January 6, 2003, as the record date for determination of shareholders of each Fund entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

         YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD(S) PROMPTLY. EACH SHAREHOLDER IS URGED TO COMPLETE, DATE AND SIGN, AND RETURN THE ENCLOSED PROXY CARD(S) IN THE ENVELOPE PROVIDED, EVEN IF YOU PLAN TO ATTEND THE MEETING. ALTERNATIVELY, YOU MAY VOTE VIA FAX, THE INTERNET OR TELEPHONE, AS INDICATED ON THE PROXY CARD.




                                       By order of the Board of Directors



                                       James D. Alt
                                       SECRETARY

January ___, 2003

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                                800 NICOLLET MALL
                              MINNEAPOLIS, MN 55402
                                 (800) 677-3863


                              LARGE CAP GROWTH FUND
                              HEALTH SCIENCES FUND
                               MID CAP GROWTH FUND
                              SMALL CAP GROWTH FUND
                              EMERGING MARKETS FUND
                              BOND IMMDEX(TM) FUND
                              HIGH YIELD BOND FUND


                           PROSPECTUS/PROXY STATEMENT

                                JANUARY __, 2003


         This Prospectus/Proxy Statement is being furnished to shareholders of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund and High Yield Bond Fund (each an "Acquired Fund"), each a separate series FAIF, in connection with the solicitation of proxies by FAIF's Board of Directors (the "Board of Directors" or the "Board") for use at the Special Meeting of Shareholders of the Acquired Funds (the "Meeting") to be held on March 6, 2003, at 10:00 a.m., Central Time, at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, and any adjournments thereof.

         As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to consider and act upon the proposed Plan of Reorganization and Termination (the "Reorganization Plan") under the terms of which Large Cap Core Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Fixed Income Fund and Strategic Income Fund (each an "Acquiring Fund") would acquire substantially all the assets of Large Cap Growth Fund and Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund and High Yield Bond Fund, respectively, in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities (each such exchange, together with distribution of the shares received on the exchange, as described in the following paragraph, is referred to herein as a "Reorganization"). The Acquired Funds and the Acquiring Funds are sometimes referred to herein individually as a "Fund," and the Acquired Fund and the Acquiring Fund involved in a particular Reorganization are sometimes referred to herein as "corresponding" Funds.

         If a Reorganization is approved, shares of the Acquiring Fund involved therein will be distributed to the shareholders of the corresponding Acquired Fund in liquidation of the

Acquired Fund, which will be terminated as a series of FAIF. Each shareholder of an Acquired Fund will be entitled to receive that number of full and fractional shares of the corresponding Acquiring Fund of the same class that he or she held in the Acquired Fund, with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund shares held as of the closing date of the Reorganization. These transactions are being structured as tax-free reorganizations. See "Information About the Reorganizations - Federal Income Tax Considerations." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

         A vote to approve the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting a Reorganization. The amendment is attached to the form of Reorganization Plan attached as Appendix A to this Prospectus/Proxy Statement.

         The Board of Directors has approved the proposed Reorganizations. You are being asked to approve the Reorganization Plan (insofar as it relates to your Acquired Fund(s)) pursuant to which the Reorganizations would be accomplished. Because shareholders of the Acquired Funds are being asked to approve transactions that will result in their holding shares of the corresponding Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

         Each Fund is a separate diversified series (except Health Sciences Fund, which is a non-diversified series) of FAIF, a Maryland corporation that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). U.S. Bancorp Asset Management, Inc. is the investment advisor (the "Advisor") for each of the Funds. As shown in the table below, the investment objective of each Acquired Fund is identical or substantially similar to that of its corresponding Acquiring Fund.

--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Large Cap Growth Fund (Acquired Fund)      Long-term growth of capital.
--------------------------------------------------------------------------------
Large Cap Core Fund (Acquiring Fund)       Long-term growth of capital.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Health Sciences Fund (Acquired Fund)       Long-term growth of capital.
--------------------------------------------------------------------------------
Large Cap Core Fund (Acquiring Fund)       Long-term growth of capital.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Mid Cap Growth Fund (Acquired Fund)        Growth of capital.
--------------------------------------------------------------------------------
Mid Cap Core Fund (Acquiring Fund)         Capital appreciation.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Small Cap Growth Fund (Acquired Fund)      Growth of capital.
--------------------------------------------------------------------------------
Small Cap Core Fund (Acquiring Fund)       Capital Appreciation.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Emerging Markets Fund (Acquired Fund)      Long-term growth of capital.
--------------------------------------------------------------------------------
International Fund (Acquiring Fund)        Long-term growth of capital.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund (Acquired Fund)       High current income consistent with
                                           limited risk to capital.
--------------------------------------------------------------------------------
Fixed Income Fund (Acquiring Fund)         High current income consistent with
                                           limited risk to capital.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Fund                            Investment Objective
--------------------------------------------------------------------------------
High Yield Bond Fund (Acquired Fund)       High level of current income.
--------------------------------------------------------------------------------
Strategic Income Fund (Acquiring Fund)     High level of current income.
--------------------------------------------------------------------------------


         This Prospectus/Proxy Statement explains concisely the information about the Acquiring Fund that is acquiring the assets of your Acquired Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning the Funds and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

         o Prospectuses relating to the designated share classes of each Fund, dated January 28, 2002, including any supplements.

         o Annual Report relating to each Fund for the fiscal year ended September 30, 2002.

         o Statement of Additional Information relating to each Fund ("SAI"), dated January 28, 2002, including any supplements.

         o Statement of Additional Information, dated January ___, 2003, which relates to this Prospectus/Proxy Statement and the Reorganizations ("Reorganization SAI").

         The Funds' prospectuses and SAI and the Reorganization SAI are incorporated into this Prospectus/Proxy Statement by this reference. (This means that information therein is legally considered to be part of this Prospectus/Proxy Statement.)

         This Prospectus/Proxy Statement is accompanied by a copy of each Acquiring Fund's current prospectus (including any supplements). Appendix B to this Prospectus/Proxy Statement contains excerpts from the Acquiring Funds' Annual Report, dated September 30, 2002, setting forth the factors that materially affected each Acquiring Fund's performance during the fiscal year then ended. For a free copy of an Acquired Fund's prospectus, the Funds' SAI or Annual Report, or the Reorganization SAI, please call (800) 677-3863 or write to First American Investment Funds, Inc., 800 Nicollet Mall, Minneapolis, MN 55402. You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ACQUIRING FUNDS' SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE

SYNOPSIS.....................................................................7

  The Proposed Reorganizations...............................................7
  Comparison of Fees.........................................................8
  Examples of Fund Expenses.................................................19
  Comparison of Investment Objectives and Principal Investment Strategies...27
  Additional Investment Strategies..........................................42
  Performance Comparison of the Funds.......................................43
  Additional Performance Information........................................56
  Form of Organization......................................................56
  Investment Advisory Services..............................................56
  Operations of the Acquiring Funds Following the Reorganizations...........58
  Federal Income Tax Consequences of the Reorganizations....................58

PRINCIPAL RISK FACTORS......................................................58

COMPARISION OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND
REDEMPTION PROCEDURES.......................................................67

  Distribution of Shares....................................................67
  Purchase and Redemption Procedures........................................69
  Exchange Privileges.......................................................70
  Dividends and Distributions...............................................70

INFORMATION ABOUT THE REORGANIZATIONS.......................................70

  Plan of Reorganization and Termination....................................70
  Reasons for the Reorganizations...........................................72
  Description of Securities to be Issued....................................73
  Federal Income Tax Considerations.........................................74
  Capitalization............................................................75

VOTING INFORMATION..........................................................83

  Outstanding Shares........................................................85
  Control Persons and Principal Holders of Securities.......................86

ADDITIONAL INFORMATION ABOUT THE FUND.......................................87

MISCELLANEOUS...............................................................87

OTHER BUSINESS..............................................................87

 BROKER-DEALERS AND VOTING TRUSTEES AND THEIR
NOMINEES....................................................................88

BOARD RECOMMENDATION........................................................88

APPENDIX A  Form of Plan of Reorganization and Termination..................A-1
APPENDIX B  Management Discussion of Fund Performance.......................B-1

APPENDIX C  Financial Highlights............................................C-1

                                    SYNOPSIS

         The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, the Funds' prospectuses, and the Reorganization Plan (the form of which is attached as Appendix A), which are incorporated herein by this reference. This summary may not contain all of the information that is important to you. Shareholders should read the entire Prospectus/Proxy Statement for more complete information.

THE PROPOSED REORGANIZATIONS

         The Board of Directors considered and approved the Reorganizations at a meeting of the Board held on December 3-4, 2002. The Reorganizations would combine each Acquired Fund into a corresponding Acquiring Fund. The Reorganizations are proposed to be accomplished pursuant to the Reorganization Plan, which provides for the acquisition of all the assets of each Acquired Fund by a corresponding Acquiring Fund, in exchange solely for shares of that Acquiring Fund and the assumption by that Acquiring Fund of all the Acquired Fund's liabilities. Approval of each Reorganization will be determined solely by a vote of the majority of outstanding shares of the Acquired Fund involved. It will not be necessary for each Reorganization to be approved for any one of them to take place.

         If a Reorganization is approved, the Acquired Fund involved therein will cease to exist and the shareholders of the Acquired Fund will become shareholders of the Acquiring Fund listed opposite that Acquired Fund's name in the table below. You will receive shares of the Acquiring Fund that are of the same class, and with the same total value, as the Acquired Fund shares you hold as of the closing date of the Reorganization. In addition, effective January 31, 2003, each Acquiring Fund, with the exception of International Fund, will be renamed as indicated below.

                                                       ACQUIRING FUND NAME
ACQUIRED FUND                 ACQUIRING FUND           (effective 1/31/03)
-------------                 --------------           -------------------
Large Cap Growth Fund  ->  Large Cap Core Fund     Large Cap Growth
                                                   Opportunities Fund

Health Sciences Fund   ->  Large Cap Core Fund     Large Cap Growth
                                                   Opportunities Fund

Mid Cap Growth Fund    ->  Mid Cap Core Fund       Mid Cap Growth Opportunities
                                                   Fund

Small Cap Growth Fund  ->  Small Cap Core Fund     Small Cap Select Fund

Emerging Markets Fund  ->  International Fund      International Fund

Bond IMMDEX(TM) Fund   ->  Fixed Income Fund       Core Bond Fund

High Yield Bond Fund   ->  Strategic Income Fund   High Income Bond Fund

         The investment objective of each Acquired Fund is identical or substantially similar to that of its corresponding Acquiring Fund. The principal investment strategies and principal risk factors of each Acquired Fund (with the exception of Health Sciences Fund) are similar to those of its corresponding Acquiring Fund. For more complete information regarding the investment objectives, principal investment strategies and principal risk factors of each Acquired Fund compared with those of the Acquiring Fund with which it will be combined, please refer to the "Comparison of Investment Objectives and Principal Investment Strategies" and "Principal Risk Factors" sections below.

         Each Fund currently offers five classes of shares -- Classes A, B, C, S and Y. The Class A, B, C, S and Y shares of each Acquired Fund have identical characteristics to the Class A, B, C, S and Y shares, respectively, of the corresponding Acquiring Fund. The Reorganizations will not affect your right to purchase and redeem shares, to exchange among other First American Funds and to receive dividends and other distributions. No sales charges will be imposed on the issuance of each Acquiring Fund's shares as a result of the Reorganizations. For more information about the characteristics of Class A, B, C, S and Y shares of the Funds, see the "Comparison of Distribution Policies and Purchase, Exchange and Redemption Procedures" section below.

         As described more fully below under "Information about the Reorganizations - Reasons for the Reorganizations," the Board of Directors, including the directors who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), have concluded that the Reorganizations are in the best interests of the shareholders of the Acquired Funds and that the interests of each Acquired Fund's existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganizations. Therefore, the Board of Directors has approved the Reorganizations and has submitted the Reorganization Plan for approval by each Acquired Fund's shareholders. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION OF YOUR ACQUIRED FUND.

COMPARISON OF FEES

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, B, C, S and Y shares of each Acquired Fund and the corresponding Acquiring Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Shareholders pay the following fees directly when they buy or sell shares. The following table shows the shareholder fees paid by shareholders of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Large Cap Core Fund, Mid Cap Core Fund, Small Cap Core Fund and International Fund (the "Equity Funds"). As reflected in the table, the shareholder fees for each Fund that is an Equity Fund, as well as the shareholder fees for the Pro Forma Combined Funds, are identical.

                  ALL EQUITY FUNDS AND PRO FORMA COMBINED FUNDS

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        Class A     Class B    Class C    Class S    Class Y
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                              5.50%       5.00%      2.00%      None       None
Maximum Sales Charge (Load) imposed on purchases         5.50%(1)    0.00%      1.00%      None       None
      (as a % of offering price)
Maximum Deferred Sales Charge (Load)                     0.00%(2)    5.00%      1.00%      None       None
     (as a % of original purchase price or redemption
     proceeds, whichever is less)
-------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee(3)                                $ 25        $ 25       $ 25       None       None
     only charged to accounts with balances below $500
-------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3)Each Fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


         The following table shows the shareholder fees paid by shareholders of Bond IMMDEX(TM) Fund, High Yield Bond Fund, Fixed Income Fund and Strategic Income Fund (the "Income Funds"). As reflected in the table, the shareholder fees for each Fund that is an Income Fund, as well as the shareholder fees for the Pro Forma Combined Funds, are identical.

                  ALL INCOME FUNDS AND PRO FORMA COMBINED FUNDS

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                        Class A     Class B    Class C    Class S    Class Y
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                              4.25%      5.00%      2.00%      None        None
Maximum Sales Charge (Load) imposed on purchases         4.25%(1)   0.00%      1.00%      None        None
     (as a % of offering price)
Maximum Deferred Sales Charge (Load)                     0.00%(2)   5.00%      1.00%      None        None
     (as a % of original purchase price or redemption
     proceeds, whichever is less)
-------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee(3)                                $ 25       $ 25       $ 25       None        None
     only charged to accounts with balances below $500
-------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3)Each Fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

         The shareholder fees set forth in the tables above will not be affected by the Reorganizations. Shareholders will not pay any initial or deferred sales charge in connection with the Reorganizations. If the Reorganization affecting your Acquired Fund is approved, its shareholders will continue to be subject to the same shareholder fees that are currently in place for that Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         The tables below compare the annual fund operating expenses as a percentage of average daily net assets for each Fund for the fiscal year ended September 30, 2002, and PRO FORMA expenses, based on the annual fund operating expenses for the Acquiring Fund's shares. The "Pro Forma Combined Fund" column in each table below shows you what the fees and expenses are estimated to be assuming the Reorganizations are approved. Shareholders pay the following fees and expenses when they hold shares. These fees are paid indirectly since they are deducted from Fund assets. The expense information in the tables below has been restated to reflect a decrease in expenses that is expected to occur during the current fiscal year.

                   LARGE CAP GROWTH FUND, LARGE CAP CORE FUND
                           AND PRO FORMA COMBINED FUND


--------------------------------------------------------------------------------
                                              LARGE CAP   LARGE CAP   PRO FORMA
ANNUAL FUND                                    GROWTH       CORE      COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    0.65%      0.65%      0.65%
     Class B                                    0.65%      0.65%      0.65%
     Class C                                    0.65%      0.65%      0.65%
     Class S                                    0.65%      0.65%      0.65%
     Class Y                                    0.65%      0.65%      0.65%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.31%      0.31%      0.31%
     Class B                                    0.31%      0.31%      0.31%
     Class C                                    0.31%      0.31%      0.31%
     Class S(1)                                 0.56%      0.56%      0.56%
     Class Y                                    0.31%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    1.21%(2)   1.21%(3)   1.21%(4)
     Class B                                    1.96%(2)   1.96%(3)   1.96%(4)
     Class C                                    1.96%(2)   1.96%(3)   1.96%(4)
     Class S                                    1.21%(2)   1.21%(3)   1.21%(4)
     Class Y                                    0.96%(2)   0.96%(3)   0.96%(4)
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Large Cap Growth Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(3)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Large Cap Core Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of the Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                    HEALTH SCIENCES FUND, LARGE CAP CORE FUND
                           AND PRO FORMA COMBINED FUND


--------------------------------------------------------------------------------
                                               HEALTH     LARGE CAP  PRO FORMA
ANNUAL FUND                                   SCIENCES      CORE      COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    0.70%      0.65%      0.65%
     Class B                                    0.70%      0.65%      0.65%
     Class C                                    0.70%      0.65%      0.65%
     Class S                                    0.70%      0.65%      0.65%
     Class Y                                    0.70%      0.65%      0.65%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.49%      0.31%      0.31%
     Class B                                    0.49%      0.31%      0.31%
     Class C                                    0.49%      0.31%      0.31%
     Class S(1)                                 0.74%      0.56%      0.56%
     Class Y                                    0.49%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    1.44%(2)   1.21%(3)   1.21%(4)
     Class B                                    2.19%(2)   1.96%(3)   1.96%(4)
     Class C                                    2.19%(2)   1.96%(3)   1.96%(4)
     Class S                                    1.44%(2)   1.21%(3)   1.21%(4)
     Class Y                                    1.19%(2)   0.96%(3)   0.96%(4)
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Health Sciences Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(3)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Large Cap Core Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of the Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                     MID CAP GROWTH FUND, MID CAP CORE FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                                               MID CAP     MID CAP    PRO FORMA
ANNUAL FUND                                    GROWTH       CORE      COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    0.70%      0.70%      0.70%
     Class B                                    0.70%      0.70%      0.70%
     Class C                                    0.70%      0.70%      0.70%
     Class S                                    0.70%      0.70%      0.70%
     Class Y                                    0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.32%      0.31%      0.31%
     Class B                                    0.32%      0.31%      0.31%
     Class C                                    0.32%      0.31%      0.31%
     Class S(1)                                 0.57%      0.56%      0.56%
     Class Y                                    0.32%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)
     Class A                                    1.27%      1.26%      1.26%
     Class B                                    2.02%      2.01%      2.01%
     Class C                                    2.02%      2.01%      2.01%
     Class S                                    1.27%      1.26%      1.26%
     Class Y                                    1.02%      1.01%      1.01%
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.20%, 1.95%, 1.95%, 1.20% and 0.95%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Mid Cap Growth Fund and Mid Cap Core Fund. After the Reorganization, the Combined Fund will continue to be subject to these fee waivers and expense reimbursements. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                   SMALL CAP GROWTH FUND, SMALL CAP CORE FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                                             SMALL CAP    SMALL CAP   PRO FORMA
ANNUAL FUND                                    GROWTH       CORE      COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    0.70%      0.70%      0.70%
     Class B                                    0.70%      0.70%      0.70%
     Class C                                    0.70%      0.70%      0.70%
     Class S                                    0.70%      0.70%      0.70%
     Class Y                                    0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.32%      0.31%      0.31%
     Class B                                    0.32%      0.31%      0.31%
     Class C                                    0.32%      0.31%      0.31%
     Class S(1)                                 0.57%      0.56%      0.56%
     Class Y                                    0.32%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    1.27%(2)   1.26%(3)   1.26%(4)
     Class B                                    2.02%(2)   2.01%(3)   2.01%(4)
     Class C                                    2.02%(2)   2.01%(3)   2.01%(4)
     Class S                                    1.27%(2)   1.26%(3)   1.26%(4)
     Class Y                                    1.02%(2)   1.01%(3)   1.01%(4)
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Small Cap Growth Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(3)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.21%, 1.96%, 1.96%, 1.21% and 0.96%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Small Cap Core Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.21%, 1.96%, 1.96%, 1.21% and 0.96%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of the Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                    EMERGING MARKETS FUND, INTERNATIONAL FUND
                           AND PRO FORMA COMBINED FUND


--------------------------------------------------------------------------------
                                             EMERGING                 PRO FORMA
ANNUAL FUND                                   MARKETS  INTERNATIONAL  COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    1.15%      1.10%      1.10%
     Class B                                    1.15%      1.10%      1.10%
     Class C                                    1.15%      1.10%      1.10%
     Class S                                    1.15%      1.10%      1.10%
     Class Y                                    1.15%      1.10%      1.10%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.39%      0.31%      0.31%
     Class B                                    0.39%      0.31%      0.31%
     Class C                                    0.39%      0.31%      0.31%
     Class S(1)                                 0.64%      0.56%      0.56%
     Class Y                                    0.39%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    1.79%(2)   1.66%(3)   1.66%(4)
     Class B                                    2.54%(2)   2.41%(3)   2.41%(4)
     Class C                                    2.54%(2)   2.41%(3)   2.41%(4)
     Class S                                    1.79%(2)   1.66%(3)   1.66%(4)
     Class Y                                    1.54%(2)   1.41%(3)   1.41%(4)
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.70%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Emerging Markets Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(3)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.60%, 2.35%, 2.35%, 1.60% and 1.35%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of International Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.60%, 2.35%, 2.35%, 1.60% and 1.35%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of the Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                     BOND IMMDEX(TM) FUND, FIXED INCOME FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                                                BOND        FIXED     PRO FORMA
ANNUAL FUND                                   IMMDEX(TM)   INCOME     COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES(1)
     Class A                                    0.30%      0.50%      0.50%
     Class B                                    0.30%      0.50%      0.50%
     Class C                                    0.30%      0.50%      0.50%
     Class S                                    0.30%      0.50%      0.50%
     Class Y                                    0.30%      0.50%      0.50%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.31%      0.31%      0.31%
     Class B                                    0.31%      0.31%      0.31%
     Class C                                    0.31%      0.31%      0.31%
     Class S(2)                                 0.56%      0.56%      0.56%
     Class Y                                    0.31%      0.31%      0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    0.86%(3)   1.06%(4)   1.06%(5)
     Class B                                    1.61%(3)   1.81%(4)   1.81%(5)
     Class C                                    1.61%(3)   1.81%(4)   1.81%(5)
     Class S                                    0.86%(3)   1.06%(4)   1.06%(5)
     Class Y                                    0.61%(3)   0.81%(4)   0.81%(5)
--------------------------------------------------------------------------------

(1)It is anticipated that the Management Fee for the Combined Fund will be that of Fixed Income Fund, which is at the average of the Lipper peer group median. Although former shareholders of Bond IMMDEX(TM) Fund will pay a Management Fee that is 0.20% higher following the Reorganization, this increase is largely the result of an adjustment to the Management Fee charged to Bond IMMDEX(TM) Fund. At a meeting of the Board of Directors held on December 3-4, 2002, the Advisor advised the Board that circumstances have evolved so that management of the Bond IMMDEX(TM) Fund has required the use of active investment management techniques to an extent beyond that originally envisioned. The Advisor further noted that, as a result, the Management Fee paid by Bond IMMDEX(TM) Fund is significantly lower than management fees paid by other funds in its peer group that are similarly managed. Moreover, any increase in expenses may potentially be mitigated by other benefits resulting from the Reorganization, such as increased investment diversification and more favorable trading terms often associated with larger funds.

(2)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(3)The Advisor currently does not waive fees for Bond IMMDEX(TM) Fund.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 0.95%, 1.70%, 1.70%, 0.95% and 0.70%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Fixed Income Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(5)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 0.95%, 1.70%, 1.70%, 0.95% and 0.70%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

                   HIGH YIELD BOND FUND, STRATEGIC INCOME FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                                             HIGH YIELD   STRATEGIC   PRO FORMA
ANNUAL FUND                                     BOND       INCOME     COMBINED
OPERATING EXPENSES                              FUND        FUND        FUND
--------------------------------------------------------------------------------
MANAGEMENT FEES
     Class A                                    0.70%      0.70%      0.70%
     Class B                                    0.70%      0.70%      0.70%
     Class C                                    0.70%      0.70%      0.70%
     Class S                                    0.70%      0.70%      0.70%
     Class Y                                    0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES
     Class A                                    0.25%      0.25%      0.25%
     Class B                                    1.00%      1.00%      1.00%
     Class C                                    1.00%      1.00%      1.00%
     Class S                                    None       None       None
     Class Y                                    None       None       None
--------------------------------------------------------------------------------
OTHER EXPENSES
     Class A                                    0.39%      0.33%      0.33%
     Class B                                    0.39%      0.33%      0.33%
     Class C                                    0.39%      0.33%      0.33%
     Class S(1)                                 0.64%      0.58%      0.58%
     Class Y                                    0.39%      0.33%      0.33%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
     Class A                                    1.34%(2)   1.28%(3)   1.28%(4)
     Class B                                    2.09%(2)   2.03%(3)   2.03%(4)
     Class C                                    2.09%(2)   2.03%(3)   2.03%(4)
     Class S                                    1.34%(2)   1.28%(3)   1.28%(4)
     Class Y                                    1.09%(2)   1.03%(3)   1.03%(4)
--------------------------------------------------------------------------------

(1)"Other Expenses" of Class S shares include a 0.25% shareholder servicing fee.

(2)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of High Yield Bond Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(3)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.20%, 1.95%, 1.95%, 1.20% and 0.95%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of Strategic Income Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

(4)The Advisor has agreed to waive fees and reimburse other fund expenses so that Total Annual Fund Operating Expenses do not exceed 1.20%, 1.95%, 1.95%, 1.20% and 0.95%, respectively, for Class A, Class B, Class C, Class S and Class Y shares of the Combined Fund. These fee waivers and expense reimbursements may be discontinued or modified at any time by the Advisor in its discretion.

EXAMPLES OF FUND EXPENSES

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in each Acquired Fund and corresponding Acquiring Fund, as well as the combined fund on a PRO FORMA (estimated) basis, assuming the Reorganizations take place. The examples assume a 5% average annual return and that each Fund's total annual operating expenses remain the same in each period. The examples also assume that you reinvest all of your dividends and distributions. THE EXAMPLES ARE FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

                   LARGE CAP GROWTH FUND, LARGE CAP CORE FUND
                           AND PRO FORMA COMBINED FUND


--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Large Cap Growth Fund
     Class A                 $  667      $  913      $1,178      $1,935
     Class B(1)              $  699      $1,015      $1,257      $2,089
     Class B(2)              $  199      $  615      $1,057      $2,089
     Class C(1)              $  397      $  709      $1,147      $2,168
     Class C(2)              $  297      $  709      $1,147      $2,168
     Class S                 $  123      $  384      $  665      $1,466
     Class Y                 $   98      $  306      $  531      $1,178
--------------------------------------------------------------------------------
Large Cap Core Fund
     Class A                 $  667      $  913      $1,178      $1,935
     Class B(1)              $  699      $1,015      $1,257      $2,089
     Class B(2)              $  199      $  615      $1,057      $2,089
     Class C(1)              $  397      $  709      $1,147      $2,168
     Class C(2)              $  297      $  709      $1,147      $2,168
     Class S                 $  123      $  384      $  665      $1,466
     Class Y                 $   98      $  306      $  531      $1,178
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  667      $  913      $1,178      $1,935
     Class B(1)              $  699      $1,015      $1,257      $2,089
     Class B(2)              $  199      $  615      $1,057      $2,089
     Class C(1)              $  397      $  709      $1,147      $2,168
     Class C(2)              $  297      $  709      $1,147      $2,168
     Class S                 $  123      $  384      $  665      $1,466
     Class Y                 $   98      $  306      $  531      $1,178
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                    HEALTH SCIENCES FUND, LARGE CAP CORE FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Health Sciences Fund
     Class A                 $  689     $  980       $1,294      $2,179
     Class B(1)              $  722     $1,085       $1,375      $2,331
     Class B(2)              $  222     $  685       $1,175      $2,331
     Class C(1)              $  420     $  778       $1,263      $2,408
     Class C(2)              $  320     $  778       $1,263      $2,408
     Class S                 $  147     $  456       $  787      $1,724
     Class Y                 $  121     $  378       $  654      $1,443
--------------------------------------------------------------------------------
Large Cap Core Fund
     Class A                 $  667     $  913       $1,178      $1,935
     Class B(1)              $  699     $1,015       $1,257      $2,089
     Class B(2)              $  199     $  615       $1,057      $2,089
     Class C(1)              $  397     $  709       $1,147      $2,168
     Class C(2)              $  297     $  709       $1,147      $2,168
     Class S                 $  123     $  384       $  665      $1,466
       Class Y               $   98     $  306       $  531      $1,178
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  667     $  913       $1,178      $1,935
     Class B(1)              $  699     $1,015       $1,257      $2,089
     Class B(2)              $  199     $  615       $1,057      $2,089
     Class C(1)              $  397     $  709       $1,147      $2,168
     Class C(2)              $  297     $  709       $1,147      $2,168
     Class S                 $  123     $  384       $  665      $1,466
     Class Y                 $   98     $  306       $  531      $1,178
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                     MID CAP GROWTH FUND, MID CAP CORE FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund
     Class A                 $  627      $  931      $1,209      $2,000
     Class B(1)              $  705      $1,034      $1,288      $2,153
     Class B(2)              $  205      $  634      $1,088      $2,153
     Class C(1)              $  403      $  727      $1,177      $2,231
     Class C(2)              $  303      $  727      $1,177      $2,231
     Class S                 $  129      $  403      $  697      $1,534
     Class Y                 $  104      $  325      $  563      $1,248
--------------------------------------------------------------------------------
Mid Cap Core Fund
     Class A                 $  671      $  928      $1,204      $1,989
     Class B(1)              $  704      $1,030      $1,283      $2,142
     Class B(2)              $  204      $  630      $1,083      $2,142
     Class C(1)              $  402      $  724      $1,172      $2,414
     Class C(2)              $  302      $  724      $1,172      $2,414
     Class S                 $  128      $  400      $  692      $1,523
     Class Y                 $  103      $  322      $  558      $1,236
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  671      $  928      $1,204      $1,989
     Class B(1)              $  704      $1,030      $1,283      $2,142
     Class B(2)              $  204      $  630      $1,083      $2,142
     Class C(1)              $  402      $  724      $1,172      $2,414
     Class C(2)              $  302      $  724      $1,172      $2,414
     Class S                 $  128      $  400      $  692      $1,523
     Class Y                 $  103      $  322      $  558      $1,236
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                   SMALL CAP GROWTH FUND, SMALL CAP CORE FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Small Cap Growth Fund
     Class A                 $  627      $  931      $1,209      $2,000
     Class B(1)              $  705      $1,034      $1,288      $2,153
     Class B(2)              $  205      $  634      $1,088      $2,153
     Class C(1)              $  403      $  727      $1,177      $2,231
     Class C(2)              $  303      $  727      $1,177      $2,231
     Class S                 $  129      $  403      $  697      $1,534
     Class Y                 $  104      $  325      $  563      $1,248
--------------------------------------------------------------------------------
Small Cap Core Fund
     Class A                 $  671      $  928      $1,204      $1,989
     Class B(1)              $  704      $1,030      $1,283      $2,142
     Class B(2)              $  204      $  630      $1,083      $2,142
     Class C(1)              $  402      $  724      $1,172      $2,414
     Class C(2)              $  302      $  724      $1,172      $2,414
     Class S                 $  128      $  400      $  692      $1,523
     Class Y                 $  103      $  322      $  558      $1,236
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  671      $  928      $1,204      $1,989
     Class B(1)              $  704      $1,030      $1,283      $2,142
     Class B(2)              $  204      $  630      $1,083      $2,142
     Class C(1)              $  402      $  724      $1,172      $2,414
     Class C(2)              $  302      $  724      $1,172      $2,414
     Class S                 $  128      $  400      $  692      $1,523
     Class Y                 $  103      $  322      $  558      $1,236
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                    EMERGING MARKETS FUND, INTERNATIONAL FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Emerging Markets Fund
     Class A                 $  722      $1,082      $1,466      $2,539
     Class B(1)              $  757      $1,191      $1,550      $2,689
     Class B(2)              $  257      $  791      $1,350      $2,689
     Class C(1)              $  455      $  883      $1,437      $2,762
     Class C(2)              $  355      $  883      $1,437      $2,762
     Class S                 $  182      $  563      $  970      $2,105
     Class Y                 $  157      $  486      $  839      $1,834
--------------------------------------------------------------------------------
International Fund
     Class A                 $  709      $1,045      $1,403      $2,407
     Class B(1)              $  744      $1,151      $1,485      $2,557
     Class B(2)              $  244      $  751      $1,285      $2,557
     Class C(1)              $  442      $  844      $1,373      $2,632
     Class C(2)              $  342      $  844      $1,373      $2,632
     Class S                 $  169      $  523      $  902      $1,965
     Class Y                 $  144      $  446      $  771      $1,691
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  709      $1,045      $1,403      $2,407
     Class B(1)              $  744      $1,151      $1,485      $2,557
     Class B(2)              $  244      $  751      $1,285      $2,557
     Class C(1)              $  442      $  844      $1,373      $2,632
     Class C(2)              $  342      $  844      $1,373      $2,632
     Class S                 $  169      $  523      $  902      $1,965
     Class Y                 $  144      $  446      $  771      $1,691
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                     BOND IMMDEX(TM) FUND, FIXED INCOME FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund
     Class A                 $  509      $  688      $  882      $1,441
     Class B(1)              $  664      $  908      $1,076      $1,708
     Class B(2)              $  164      $  508      $  876      $1,708
     Class C(1)              $  362      $  603      $  967      $1,791
     Class C(2)              $  262      $  603      $  967      $1,791
     Class S                 $   88      $  274      $  477      $1,061
     Class Y                 $   62      $  195      $  340      $  762
--------------------------------------------------------------------------------
Fixed Income Fund
     Class A                 $  528      $  748      $  985      $1,664
     Class B(1)              $  684      $  969      $1,180      $1,928
     Class B(2)              $  184      $  569      $  980      $1,928
     Class C(1)              $  382      $  664      $1,070      $2,008
     Class C(2)              $  282      $  664      $1,070      $2,008
     Class S                 $  108      $  337      $  585      $1,294
     Class Y                 $   83      $  259      $  450      $1,002
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  528      $  748      $  985      $1,664
     Class B(1)              $  684      $  969      $1,180      $1,928
     Class B(2)              $  184      $  569      $  980      $1,928
     Class C(1)              $  382      $  664      $1,070      $2,008
     Class C(2)              $  282      $  664      $1,070      $2,008
     Class S                 $  108      $  337      $  585      $1,294
     Class Y                 $   83      $  259      $  450      $1,002
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                   HIGH YIELD BOND FUND, STRATEGIC INCOME FUND
                           AND PRO FORMA COMBINED FUND

--------------------------------------------------------------------------------
                             1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
High Yield Bond Fund
     Class A                 $  556      $  831      $1,128      $1,969
     Class B(1)              $  712      $1,055      $1,324      $2,227
     Class B(2)              $  212      $  655      $1,124      $2,227
     Class C(1)              $  410      $  748      $1,212      $2,304
     Class C(2)              $  310      $  748      $1,212      $2,304
     Class S                 $  136      $  425      $  734      $1,613
     Class Y                 $  111      $  347      $  601      $1,329
--------------------------------------------------------------------------------
Strategic Income Fund
     Class A                 $  550      $  814      $1,097      $1,905
     Class B(1)              $  706      $1,037      $1,293      $2,163
     Class B(2)              $  206      $  637      $1,093      $2,163
     Class C(1)              $  404      $  730      $1,182      $2,242
     Class C(2)              $  304      $  730      $1,182      $2,242
     Class S                 $  130      $  406      $  702      $1,545
     Class Y                 $  105      $  328      $  569      $1,259
--------------------------------------------------------------------------------
Pro Forma Combined Fund
     Class A                 $  550      $  814      $1,097      $1,905
     Class B(1)              $  706      $1,037      $1,293      $2,163
     Class B(2)              $  206      $  637      $1,093      $2,163
     Class C(1)              $  404      $  730      $1,182      $2,242
     Class C(2)              $  304      $  730      $1,182      $2,242
     Class S                 $  130      $  406      $  702      $1,545
     Class Y                 $  105      $  328      $  569      $1,259
--------------------------------------------------------------------------------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         The following tables compare each Acquired Fund and its corresponding Acquiring Fund with respect to their investment objectives and principal investment strategies. Please carefully review the following tables.

         As described below, the investment objective of each Acquired Fund is identical or substantially similar to that of its corresponding Acquiring Fund. A Fund's objective may be changed without shareholder approval. If a Fund's objective changes, you would be notified at least 60 days in advance. Please remember: There is no guarantee that any Fund will achieve its objective.

         As more fully set forth below, the principal investment strategies of each Acquired Fund (with the exception of Health Sciences Fund) are similar to those of its corresponding Acquiring Fund. A Fund's principal investment strategies are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund's objective. You should be aware that each Fund may also use strategies to invest in securities that are not described in this Prospectus/Proxy Statement but that are described in its prospectuses and SAI.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

          LARGE CAP GROWTH FUND AND LARGE CAP CORE FUND

         As set forth in the tables below, Large Cap Growth Fund and Large Cap Core Fund have identical investment objectives and substantially similar principal investment strategies. The investment objective of each Fund is to seek long-term growth of capital. Both Funds invest primarily in large-capitalization companies. Large Cap Growth Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index, which consists of companies with market capitalization ranging from approximately $238 million to $292 billion. Large Cap Core Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), which consists of companies with market capitalizations ranging from approximately $209 million to $292 billion. Large Cap Growth Fund and Large Cap Core Fund typically invest in common stocks that have market capitalizations of at least $5 billion and $3 billion, respectively, at the time of purchase.

--------------------------------------------------------------------------------
                  LARGE CAP GROWTH FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from $238 million to $292 billion as of September 2002, the Advisor typically invests in common stocks that have market capitalizations of at least $5 billion at the time of purchase, and the weighted average market capitalization of the Fund is approximately $100 million.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        above average growth in revenue and earnings.

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  LARGE CAP CORE FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.
                  While the market capitalizations of companies in the S&P 500
                  Index ranged from $209 million to $292 billion as of September
                  2002, the Advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------


COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         HEALTH SCIENCES FUND AND LARGE CAP CORE FUND

         The investment objectives of Health Sciences Fund and Large Cap Core Fund are identical - both Funds seek long-term growth of capital. As set forth in the tables below, there are differences between the investment strategies of Health Sciences Fund and Large Cap Core Fund. As a non-diversified sector fund, Health Sciences Fund invests primarily in common stocks of companies principally engaged in developing, producing or distributing products or services connected with health care or medicine. In contrast, Large Cap Core Fund does not restrict its investments to a particular business sector of the market. In addition, Health Sciences Fund's investments may include development stage companies, small- and mid-capitalization companies, as well as IPOs under certain market conditions, while Large Cap Core Fund invests primarily in large capitalization companies.

--------------------------------------------------------------------------------
                  HEALTH SCIENCES FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of companies that
                  develop, produce or distribute products or services connected with health care or medicine, and that derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

                  Examples of products or services connected with health care or medicine include:

                  o        pharmaceuticals.

                  o        health care services and administration.

                  o        diagnostics.

                  o        medical equipment and supplies.

                  o        medical technology.

                  o        medical research and development.

                  The Advisor invests in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

                  The Fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The Fund may also invest in real estate investment trusts ("REITs") that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

                  Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the Advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  LARGE CAP CORE FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.
                  While the market capitalizations of companies in the S&P 500
                  Index ranged from $209 million to $292 billion as of September
                  2002, the Advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------


COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         MID CAP GROWTH FUND AND MID CAP CORE FUND

         As set forth in the tables below, Mid Cap Growth Fund and Mid Cap Core Fund have substantially similar investment objectives and investment strategies. The investment objective of Mid Cap Growth Fund is growth of capital, while Mid Cap Core Fund seeks capital appreciation. Both Funds invest primarily in mid-capitalization companies. Mid Cap Growth Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap Index, which consists of companies with market capitalization ranging from approximately $163 million to $11.4 billion. Mid Cap Core Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"), which consists of companies with market capitalizations ranging from approximately $48 million to $7.2 billion.

--------------------------------------------------------------------------------
                  MID CAP GROWTH FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell
                  Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of September 2002, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        above average growth in revenue and earnings.

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the Advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  MID CAP CORE FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Capital appreciation.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the S&P
                  MidCap 400 Index. This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of September 2002, market capitalizations of companies in the S&P MidCap 400 Index ranged from approximately $48 million to $7.2 billion.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the Advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         SMALL CAP GROWTH FUND AND SMALL CAP CORE FUND

         As set forth in the tables below, Small Cap Growth Fund and Small Cap Core Fund have substantially similar investment objectives and investment strategies. The investment objective of Small Cap Growth Fund is growth of capital, while Small Cap Core Fund seeks capital appreciation. Both Funds invest primarily in small-capitalization companies. Small Cap Growth

Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 2000 Index, which consists of companies with market capitalizations ranging from approximately $8 million to $1.8 billion. Small Cap Core Fund invests primarily in common stocks of companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600 Index"), which consists of companies with market capitalizations ranging from approximately $23 million to $2.6 billion.

--------------------------------------------------------------------------------
                  SMALL CAP GROWTH FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell
                  2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 2002, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        above average growth in revenue and earnings.

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the Advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  SMALL CAP CORE FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Capital appreciation.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the S&P Small
                  Cap 600 Index. This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of September 2002, market capitalizations of companies in the S&P Small Cap 600 Index ranged from approximately $23 million to $2.6 billion.

                  The Advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

                  o        above average growth in revenue and earnings.

                  o        strong competitive position.

                  o        strong management.

                  o        sound financial condition.

                  Under certain market conditions, the Fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the Advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" that are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

                  Up to 25% of the Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         EMERGING MARKETS FUND AND INTERNATIONAL FUND

         The investment objectives of Emerging Markets Fund and International Fund are identical - each Fund seeks long-term growth of capital. As set forth in the tables below, although the Funds both primarily invest in equity securities that trade in markets other than the U.S., there are differences between the Funds' investment strategies. For example, International Fund may select investments from a broader universe of companies than Emerging Markets Fund - International Fund invests primarily in equity securities that trade in markets other than the U.S., while Emerging Markets Fund invests primarily in equity securities of issuers in emerging markets (I.E., countries with a relatively low gross national product per capita compared to the world's major economies and the potential for rapid growth). Each Fund uses a different approach for selecting investments. The sub-advisor for Emerging Markets Fund places primary emphasis on country selection, followed by selection of industries or sectors within those countries and selection of individual stocks within those industries or sectors. The sub-advisor for International Fund selects investments through the use of a screening tool that focuses on valuation ranges to determine which companies represent the best values relative to their long-term growth prospects and local markets. In addition, Emerging Markets Fund normally invests in securities of issuers in at least six foreign countries, while International Fund normally invests in securities traded in at least three foreign countries.

--------------------------------------------------------------------------------
                  EMERGING MARKETS FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in equity securities of issuers in
                  emerging markets. Normally, the Fund invests in securities of issuers from at least six foreign countries.

                  A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include:

                  o those that have an emerging stock market (as defined by the International Financial Corporation).

                  o those with low- to middle-income economies (according to the World Bank).

                  o those listed in World Bank publications as "developing."

                  A company is considered to be an emerging markets issuer if any of the following apply:

                  o its securities are principally traded in an emerging market (including Hong Kong and Singapore).

                  o it derives at least 50% of its total revenue from goods produced, sales made or services performed in emerging markets countries (including Hong Kong and Singapore).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  o it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore).

                  o it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

                  In choosing investments for the Fund, its sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The Fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

                  Equity securities in which the Fund invests include common and preferred stock. In addition, the Fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

                  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  INTERNATIONAL FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Long-term growth of capital.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in equity securities that trade in
                  markets other than the U.S. These securities generally are issued by companies:

                  o that are domiciled in countries other than the U.S., or

                  o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the U.S.

                  Normally, the Fund invests in securities traded in at least three foreign countries.

                  Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Equity securities in which the Fund invests include common and preferred stock. In addition, the Fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

                  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts.
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         BOND IMMDEX(TM) FUND AND FIXED INCOME FUND

         As set forth in the tables below, Bond IMMDEX(TM) Fund and Fixed Income Fund have identical investment objectives and similar investment strategies. The investment objective of each Fund is to provide investors with high current income consistent with limited risk to capital. Both Funds normally invest primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt obligations and mortgage- and asset-backed securities. Bond IMMDEX(TM) Fund may also invest in debt obligations issued by foreign governments and other foreign issuers. Debt securities in each Fund are rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor. Unrated securities will not exceed 25% of either Fund's total assets.

         The primary difference between the two Funds is that Bond IMMDEX(TM) Fund attempts to make its duration, return and overall interest rate sensitivity comparable to that of the Lehman Brothers Government/Credit Bond Index ("Lehman Index"), while Fixed Income Fund uses a "top down" approach to select investments. In selecting securities for Fixed Income Fund, the Advisor begins by formulating its general economic outlook followed by analysis and identification of various sectors and industries from which individual securities are selected. Fixed Income Fund normally attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. In addition, Fixed Income Fund may invest up to 25% of total assets in dollar roll transactions (I.E., the sale of mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date) to generate additional income.


--------------------------------------------------------------------------------
                  BOND IMMDEX(TM) FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Provide investors with high current income consistent with
Objective         limited risk to capital.
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in a combination of:

                  o        securities issued or guaranteed by the U.S.
                           government or its agencies or instrumentalities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  o        corporate debt obligations.

                  o debt obligations issued by foreign governments and other foreign issuers.

                  o        mortgage- and asset-backed securities.

                  The Advisor attempts to make the Fund's duration, return and overall interest rate sensitivity comparable to that of the Lehman Index. The Lehman Index is a good proxy for measuring the return and other characteristics of the fixed-rate debt market. However, the Fund is not an index fund and may invest a substantial portion of its assets in securities not included in the Lehman Index.

                  Debt securities in the Fund are rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor. If the rating of a security is reduced or discontinued after purchase, the Fund is not required to sell the security but may consider doing so. Unrated securities will not exceed 25% of the Fund's total assets.

                  The Fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.


                  During normal market conditions, the Fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities comparable to that of the Lehman Index. The Fund's weighted average effective maturity and effective duration are measures of how the Fund may react to interest rate changes.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  FIXED INCOME FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Provide investors with high current income consistent with
Objective         limited risk to capital.
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests in investment
Investment        grade debt securities, such as:
Strategies
                  o        U.S. government securities, (securities issued or
                           guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

                  o        mortgage- and asset-backed securities.

                  o        corporate debt obligations.

                  The Advisor selects securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  various sectors and industries are analyzed and selected for investment. Finally, the Advisor selects individual securities within these sectors or industries.

                  Debt securities the Fund holds are rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security, but may consider doing so. At least 65% of the Fund's debt securities have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the Fund's total assets.

                  At least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in fixed rate obligations. The Fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.

                  Under normal market conditions, the Fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The Fund's weighted average effective maturity and average effective duration are measures of how the Fund may react to interest rate changes.

                  To generate additional income, the Fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES:

         HIGH YIELD BOND FUND AND STRATEGIC INCOME FUND

         The investment objectives of High Yield Bond Fund and Strategic Income Fund are identical - each Fund seeks to provide investors with a high level of current income. As set forth in the tables below, although both Funds normally invest in "high-yield" securities (I.E., securities rated lower than investment grade at the time of purchase or unrated securities of comparable quality), there are differences between the Funds' investment strategies. For example, High Yield Bond Fund invests primarily in high-yield securities, while Strategic Income Fund currently invests primarily in a combination of (1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, (2) high-yield debt obligations issued by domestic issuers and (3) investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers. As authorized by the Board at its meeting on December 3-4, 2002, Strategic Income Fund will be renamed High Income Bond Fund, effective January 31, 2003. It is anticipated that High Income Bond Fund will invest primarily in high-yield securities.

--------------------------------------------------------------------------------
                  HIGH YIELD BOND FUND (ACQUIRED FUND)
--------------------------------------------------------------------------------
Investment        Provide investors with a high level of current income.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowing for
Strategies        investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as high-yield securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments.
                  High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

                  The Advisor employs a bottom up approach to investing. It devotes more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

                  There is no minimum rating requirement and no limitation on the average effective maturity or average effective duration of securities held by the Fund.

                  The Fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the Fund's permissible investments in U.S. domestic securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  STRATEGIC INCOME FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
Investment        Provide investors with a high level of current income.
Objective
--------------------------------------------------------------------------------
Principal         Under normal market conditions, the Fund invests primarily (at
Investment        least 80% of net assets, plus the amount of any borrowings for
Strategies        investment purposes) in a combination of:

                  o        securities issued or guaranteed by the U.S.
                           government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic users.

                  o high-yield (non-investment grade) debt obligations issued by domestic issuers.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  o investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

                  The Fund's foreign investments may include investments in emerging markets.

                  The Fund's investments may include securities that do not pay interest currently, such as zero coupon securities and delayed interest securities. The Fund also may invest in payment-in-kind bonds, on which interest is paid in other securities rather than cash.

                  In addition to debt obligations, the Fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

                  There is no minimum rating requirement for securities in which the Fund may invest (which means that the Fund may invest in high-yield securities). In addition, there is no limitation on the average maturity or average effective duration of securities held by the Fund.

                  To generate additional income, the Fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT STRATEGIES

         In addition to the principal investment strategies of each Fund described above, each Fund may also engage in other types of investment practices, including:

         Temporary Investments. In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a Fund from participating in a market upswing and prevent the Fund from achieving its investment objectives.

         Portfolio Turnover. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The "Financial Highlights Tables" in Appendix C show each Fund's historical portfolio turnover rate.

         Additional information about each Fund's investment strategies is set forth in the Funds' prospectuses and SAI. The Acquiring Funds' prospectuses are enclosed with this

Prospectus/Proxy Statement. The Acquired Funds' prospectuses and the Funds' SAI are available upon request by calling 1-800-677-FUND.

         PERFORMANCE COMPARISON OF THE FUNDS

         The performance information below compares the performance of each Acquired Fund to that of its corresponding Acquiring Fund. The bar charts and tables illustrate the variability of each Fund's performance over time. The bar charts show each Fund's performance from year to year (using the class of the Acquiring Fund with the longest operating history as an example and basis of comparison). The tables compare the performance of each class of each Fund to the performance of a market index (or indexes) over various periods of time. The average annual total returns for each class of each Fund include the effect of sales charges. Of course, PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

         After-tax returns are only shown for one class (using the class of the Acquiring Fund with the longest operating history as a basis for comparison) and after-tax returns for other classes will vary. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns depend on your tax situation and may differ from the returns shown below. The after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The bar charts and tables assume reinvestment of all dividends and other distributions. Performance reflects fee waivers in effect. If these fee waivers were not in place, each Fund's performance would be reduced.

PERFORMANCE COMPARISON: LARGE CAP GROWTH FUND AND LARGE CAP CORE FUND - CLASS Y SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

LARGE CAP CORE FUND

[BAR CHART]

9.98%   -5.34%   30.03%   18.15%   22.91%   30.46%   14.29%   -1.22%   -22.21%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998     1999     2000      2001

Best Quarter:     Q4 '98     24.04%
Worst Quarter:    Q3 '01    (17.48)%
Year-to-date total return as of September 30, 2002 was (29.38)%

LARGE CAP GROWTH FUND

[BAR CHART]

28.22%     25.84%     -11.86%     -23.86%
-----------------------------------------------
1998       1999        2000        2001

Best Quarter:     Q4 '98    29.76%
Worst Quarter:    Q1 '01   (20.11)%
Year-to-date total return as of September 30, 2002 was (35.16)%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

-------------------------------------------------------- ------------- ------------- ---------- ------------------
                                                          Inception                                   Since
LARGE CAP CORE FUND(1)                                       Date         1 Year      5 Years       Inception
-------------------------------------------------------- ------------- ------------- ---------- ------------------
Class A - Return Before Taxes                               1/9/95       (26.68)%      5.62%         10.54%
Class B - Return Before Taxes                               3/1/99       (26.86)%       N/A          (5.91)%
Class C - Return Before Taxes(2)                           9/24/01         N/A          N/A            N/A
Class S - Return Before Taxes                              11/27/00      (22.40)%       N/A         (21.66)%
Class Y - Return Before Taxes                              12/29/92      (22.21)%      7.09%          9.49%
  Return After Taxes on Distributions                                    (22.28)%      4.81%          8.01%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                              (13.53)%      5.42%          7.73%
S&P 500(3) (reflects no deduction for fees, expenses
or taxes)                                                       N/A      (11.88)%     10.70%           N/A
-------------------------------------------------------- ------------- ------------- ---------- ------------------

LARGE CAP GROWTH FUND(4)
-------------------------------------------------------- ------------- ------------- ---------- ------------------
Class A - Return Before Taxes                              3/31/00       (28.23)%       N/A         (25.40)%
Class B - Return Before Taxes                              12/12/94      (28.42)%      5.58%         11.58%
Class C - Return Before Taxes(2)                           9/24/01         N/A          N/A            N/A
Class S - Return Before Taxes                              12/11/00      (24.05)%       N/A         (29.73)%
Class Y - Return Before Taxes                              8/18/97       (23.86)%       N/A           3.07%
  Return After Taxes on Distributions                                    (23.83)%       N/A           2.11%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                              (14.51)%       N/A           2.11%
Russell 1000 Growth Index(5) (reflects no deduction
for fees, expenses or taxes)                                 N/A         (20.42)%      8.27%           N/A
-------------------------------------------------------- ------------- ------------- ---------- ------------------

(1)On 9/24/01, Large Cap Core Fund became the successor by merger to Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, Large Cap Core Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of Firstar Large Cap Core Equity Fund.

(2)No information is presented for Class C shares of Large Cap Core Fund and Large Cap Growth Fund because such shares were not offered for a full calendar year.

(3)An unmanaged index of large capitalization stocks.

(4)On 5/17/02, Capital Growth Fund merged into Large Cap Growth Fund, each a series of FAIF. Performance presented prior to 5/17/02 represents that of Capital Growth Fund. On 9/24/01, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, Large Cap Growth Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of Firstar Large Cap Growth Fund. Firstar

   Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(5)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market.

PERFORMANCE COMPARISON: HEALTH SCIENCES FUND AND LARGE CAP CORE FUND - CLASS Y SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

LARGE CAP CORE FUND

[BAR CHART]

9.98%   -5.34%   30.03%   18.15%   22.91%   30.46%   14.29%   -1.22%   -22.21%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998     1999     2000      2001

Best Quarter:     Q4 '98     24.04%
Worst Quarter:    Q3 '01    (17.48)%
Year-to-date total return as of September 30, 2002 was (29.38)%

HEALTH SCIENCES FUND

[BAR CHART]

16.50%     -6.87%     -0.82%      47.09%      -11.73%
--------------------------------------------------------------------------------
 1997       1998       1999        2000         2001

Best Quarter:     Q2 '00     20.07%
Worst Quarter:    Q3 '98    (22.38)%
Year-to-date total return as of September 30, 2002 was (24.10)%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

-------------------------------------------------------- ------------- ------------- ---------- ------------------
                                                          Inception                                   Since
LARGE CAP CORE FUND(1)                                       Date         1 Year      5 Years       Inception
-------------------------------------------------------- ------------- ------------- ---------- ------------------
Class A - Return Before Taxes                               1/9/95       (26.68)%      5.62%         10.54%
Class B - Return Before Taxes                               3/1/99       (26.86)%       N/A          (5.91)%
Class C - Return Before Taxes(2)                           9/24/01         N/A          N/A            N/A
Class S - Return Before Taxes                              11/27/00      (22.40)%       N/A         (21.66)%
Class Y - Return Before Taxes                              12/29/92      (22.21)%      7.09%          9.49%
  Return After Taxes on Distributions                                    (22.28)%      4.81%          8.01%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                              (13.53)%      5.42%          7.73%
S&P 500(3) (reflects no deduction for fees, expenses
or taxes)                                                       N/A      (11.88)%     10.70%           N/A
-------------------------------------------------------- ------------- ------------- ---------- ------------------

HEALTH SCIENCES FUND
-------------------------------------------------------- ------------- ------------- ---------- ------------------
Class A - Return Before Taxes                              1/31/96       (16.83)%      5.44%          4.49%
Class B - Return Before Taxes                              1/31/96       (17.01)%      5.54%          4.59%
Class C - Return Before Taxes                               2/1/00       (14.39)%       N/A           8.55%
Class S - Return Before Taxes                              1/31/96       (11.98)%      6.64%          5.49%
Class Y - Return Before Taxes                              1/31/96       (11.73)%      6.92%          5.76%
  Return After Taxes on Distributions                                    (11.73)%      5.42%          4.42%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                              (7.14)%       5.18%          4.26%
Standard & Poor's Health Care Composite Index(4)
(reflects no deduction for fees, expenses or taxes)          N/A         (12.88)%     16.00%           N/A
-------------------------------------------------------- ------------- ------------- ---------- ------------------

(1)On 9/24/01, Large Cap Core Fund became the successor by merger to Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, Large Cap Core Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of Firstar Large Cap Core Equity Fund.

(2)No information is presented for Class C shares of Large Cap Core Fund because such shares were not offered for a full calendar year.

(3)An unmanaged index of large capitalization stocks.

(4)An unmanaged index comprised of health care stocks in the S&P 500 Index (an unmanaged index of large capitalization stocks).

PERFORMANCE COMPARISON: MID CAP GROWTH FUND AND MID CAP CORE FUND - CLASS Y
SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

MID CAP CORE FUND

[BAR CHART]

 7.22%  8.02%  -2.01%   29.64%  18.87%  17.42%   4.91%   2.53%   25.60%   -3.41%
--------------------------------------------------------------------------------
 1992   1993    1994     1995    1996    1997    1998    1999     2000     2001

Best Quarter:     Q4 '99     24.27%
Worst Quarter:    Q3 '01    (19.85)%
Year-to-date total return as of September 30, 2002 was (21.07)%

MID CAP GROWTH FUND

[BAR CHART]

10.84%    55.02%     3.84%    -29.05%
--------------------------------------------------------------------------------
 1998      1999      2000       2001

Best Quarter:     Q4 '99     47.87%
Worst Quarter:    Q3 '01    (28.64)%
Year-to-date total return as of September 30, 2002 was (36.09)%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

----------------------------------------------- ------------- -------------- ------------ ----------- ------------
                                                 Inception                                               Since
MID CAP CORE FUND(1)                                Date         1 Year        5 Years     10 Years    Inception
----------------------------------------------- ------------- -------------- ------------ ----------- ------------
 Class A - Return Before Taxes                     1/9/95        (8.95)%        7.42%        N/A        12.11%
 Class B - Return Before Taxes                     3/1/99        (9.23)%         N/A         N/A        11.10%
 Class C - Return Before Taxes(2)                 9/24/01          N/A           N/A         N/A          N/A
 Class S - Return Before Taxes                    12/11/00       (3.68)%         N/A         N/A        (5.87)
 Class Y -Return Before Taxes                     12/28/89       (3.41)%        8.91%       10.38%        N/A
   Return After Taxes on Distributions                           (3.41)%        5.80%       7.87%         N/A
   Return After Taxes on Distributions
     and Sale of Fund Shares                                     (2.08)%        6.21%       7.73%         N/A
 Standard & Poor's MidCap 400 Index(3)
 (reflects no deduction for fees, expenses
 or taxes)                                          N/A          (0.61)%       16.11%       15.02%        N/A
----------------------------------------------- ------------- -------------- ------------ ----------- ------------

MID CAP GROWTH FUND (4,5)
----------------------------------------------- ------------- -------------- ------------ ----------- ------------
 Class A - Return Before Taxes                    4/23/90       (33.14)%        7.86%       10.64%        N/A
 Class B - Return Before Taxes                     8/7/98       (33.30)%         N/A         N/A         4.67%
 Class C - Return Before Taxes(2)                  2/1/99       (31.11)%         N/A         N/A         2.86%
 Class S - Return Before Taxes                    4/23/90       (29.25)%        9.09%        N/A        11.27%
 Class Y -Return Before Taxes                     2/18/97       (29.05)%         N/A         N/A         9.11%
   Return After Taxes on Distributions                          (29.05)%         N/A         N/A         3.74%
   Return After Taxes on Distributions
     and Sale of Fund Shares                                    (17.69)%         N/A         N/A         6.45%
 Russell MidCap Growth Index(6) (reflects no
 deduction for fees, expenses or taxes)             N/A         (20.15)%        9.02%       11.10%        N/A
----------------------------------------------- ------------- -------------- ------------ ----------- ------------

(1)On 9/24/01, Mid Cap Core Fund became the successor by merger to Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, Mid Cap Core Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents the performance of Firstar MidCap Core Equity Fund.

(2)No information is presented for Class C shares because such shares were not offered for a full calendar year.

(3)An unmanaged, capitalization weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

(4)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's investment in IPOs will have the same effect on performance as it did in 1999.

(5)On 8/7/98, Mid Cap Growth Fund became the successor by merger to Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, Mid Cap Growth Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of Piper Emerging Growth Fund.

(6)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

PERFORMANCE COMPARISON: SMALL CAP GROWTH FUND AND SMALL CAP CORE FUND - CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

SMALL CAP CORE FUND

[BAR CHART]


23.58%     2.26%     17.14%     10.50%     20.51%     -8.07%     16.70%     19.71%     12.08%
---------------------------------------------------------------------------------------------
 1993      1994       1995       1996       1997       1998       1999       2000       2001

Best Quarter:     Q4 '01     27.35%
Worst Quarter:    Q3 '98    (24.80)%
Year-to-date total return as of September 30, 2002 was (25.05)%

SMALL CAP GROWTH FUND

[BAR CHART]


11.47%     10.98%     -2.44%     20.20%     11.68%     29.23%     7.73%     66.76%     -5.97%     -20.60%
--------------------------------------------------------------------------------------------------------
 1992       1993       1994       1995       1996       1997      1998       1999       2000        2001

Best Quarter:     Q4 '99     51.34%
Worst Quarter:    Q3 '01    (28.97)%
Year-to-date total return as of September 30, 2002 was (34.84)%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

-------------------------------------------------- ----------- ----------- ---------- ------------- ------------
                                                   Inception                                           Since
SMALL CAP CORE FUND(1)                                Date       1 Year     5 Years     10 Years     Inception
-------------------------------------------------- ----------- ----------- ---------- ------------- ------------
Class A - Return Before Taxes                        5/6/92       5.93%     10.39%        N/A         12.51%
  Return After Taxes on Distributions                             4.55%      8.11%        N/A          9.50%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                       4.71%      7.78%        N/A          9.03%
Class B - Return Before Taxes                        3/6/95       6.36%     10.63%        N/A         11.09%
Class C - Return Before Taxes(2)                    9/24/01       N/A         N/A         N/A           N/A
Class S - Return Before Taxes                        1/3/94      12.36%     11.70%        N/A         10.95%
Class Y - Return Before Taxes                        5/6/92      12.39%     11.97%        N/A         13.42%
Standard & Poor's SmallCap 600 Index(3) (reflects
no deduction for fees, expenses or taxes)               N/A       6.54%     10.66%        N/A           N/A
-------------------------------------------------- ----------- ----------- ---------- ------------- ------------

SMALL CAP GROWTH FUND(4,5)
-------------------------------------------------- ----------- ----------- ---------- ------------- ------------
Class A - Return Before Taxes                       3/16/87     (24.97)%    10.37%       10.25%         N/A
  Return After Taxes on Distributions                           (24.97)%     7.57%       7.47%          N/A
  Return After Taxes on Distributions
    and Sale of Fund Shares                                     (15.21)%     7.96%       7.61%          N/A
Class B - Return Before Taxes                       7/31/98     (25.18)%      N/A         N/A          7.35%
Class C - Return Before Taxes                        2/1/99     (22.83)%      N/A         N/A          6.03%
Class S - Return Before Taxes                       3/16/87     (20.60)%    11.63%       10.88%         N/A
Class Y - Return Before Taxes                       7/31/98     (20.42)%      N/A         N/A          9.13%
Russell 2000 Growth Index(6) (reflects no
deduction for fees, expenses or taxes)                N/A       (9.23)%      2.87%       7.19%          N/A
-------------------------------------------------- ----------- ----------- ---------- ------------- ------------

(1)On 9/24/01, Small Cap Core Fund became the successor by merger to Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, Small Cap Core Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of Firstar Small Cap Core Equity Fund. Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)No information is presented for Class C shares because such shares were not offered for a full calendar year.

(3)An unmanaged, capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

(4)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(5)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(6)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

PERFORMANCE COMPARISON: EMERGING MARKETS FUND AND INTERNATIONAL FUND - CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

INTERNATIONAL FUND

[BAR CHART]

 9.41%    9.98%    4.68%    17.42%    50.47%    -15.58%    -23.52
--------------------------------------------------------------------------------
 1995     1996     1997      1998      1999       2000       2001

Best Quarter:     Q4 '99     27.41%
Worst Quarter:    Q3 '99    (17.12)%
Year-to-date total return as of September 30, 2002 was (23.08)%.

EMERGING MARKETS FUND

[BAR CHART]

-18.10%   -21.77%   29.31%   -1.27%   -30.08%   60.16%   -22.89%   -11.05%
--------------------------------------------------------------------------------
  1994      1995     1996     1997      1998     1999      2000      2001

Best Quarter:     Q4 '99     49.04%
Worst Quarter:    Q1 `95    (30.83)%
Year-to-date total return as of September 30, 2002 was (10.12)%.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

----------------------------------------------------------- ----------- ------------- -------------- -------------
                                                            Inception                                   Since
INTERNATIONAL FUND(1)                                          Date        1 Year        5 Years      Inception
----------------------------------------------------------- ----------- ------------- -------------- -------------
Class A - Return Before Taxes                                 5/2/94      (27.75)%        2.45%         3.91%
  Return After Taxes on Distributions                                     (27.75)%        0.33%         2.35%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                               (16.90)%        1.28%         2.64%
Class B - Return Before Taxes                                 3/6/95      (27.93)%        2.55%         5.36%
Class C - Return Before Taxes(2)                             9/24/01        N/A            N/A           N/A
Class S - Return Before Taxes                                4/24/94      (23.45)%        3.62%         4.90%
Class Y - Return Before Taxes                                 4/4/94      (23.38)%        3.90%         5.09%
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3) (reflects no deduction
for fees, expenses or taxes)                                     N/A      (21.21)%        1.17%          N/A
----------------------------------------------------------- ----------- ------------- -------------- -------------

EMERGING MARKETS FUND(4)
----------------------------------------------------------- ----------- ------------- -------------- -------------
Class A - Return Before Taxes                                11/9/93      (15.92)%       (6.44)%       (5.04)%
  Return After Taxes on Distributions                                     (15.92)%       (6.46)%       (5.06)%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                               (9.69)%        (5.02)%       (3.88)%
Class B - Return Before Taxes                                 8/7/98      (16.30)%         N/A         (3.07)%
Class C - Return Before Taxes                                 2/1/00      (13.53)%         N/A         (18.31)%
Class S - Return Before Taxes(2)                             9/24/01        N/A            N/A           N/A
Class Y - Return Before Taxes                                 8/7/98      (10.92)%         N/A         (1.17)%
Morgan Stanley Capital International Emerging Markets
Free Index(5) (reflects no deduction for fees, expenses
or taxes)                                                       N/A        (2.84)%        (5.83)%         N/A
----------------------------------------------------------- ----------- ------------- -------------- -------------

(1)On 7/1/01, Clay Finlay, Inc. was hired as sub-advisor to manage International Fund's assets. On 9/24/01, International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay, Inc. Performance history prior to 9/24/01 represents that of Firstar International Growth Fund.

(2)No information is presented for Class C shares of International Fund or Class S shares of Emerging Markets Fund because such shares were not offered for a full calendar year.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore.

(4)On 8/7/98, Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund. Prior to the merger, Emerging Markets Fund had no assets or liabilities. Performance presented from 6/21/96 to 8/7/98 is that of Emerging Markets Growth Fund, a series of Piper Global Funds Inc. for which Edinburgh Fund Managers acted as sub-advisor. Performance presented prior to 6/21/96 is that of the Hercules Latin Value Fund, a series of Hercules Funds, Inc. for which Banker's Trust Company acted as sub-advisor.

(5)An unmanaged index of securities from emerging markets that are open to foreign investors.

PERFORMANCE COMPARISON: BOND IMMDEX(TM) FUND AND FIXED INCOME FUND - CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

FIXED INCOME FUND

[BAR CHART]

6.46   9.65%   -2.42%   17.02%   3.20%   8.47%   8.67%   -3.00%   10.79%   7.84%
--------------------------------------------------------------------------------
1992   1993     1994    1995     1996    1997    1998     1999    2000     2001

Best Quarter:     Q2 '95      6.06%
Worst Quarter:    Q1 '94     (2.04)%
Year-to-date total return as of September 30, 2002 was 6.58%.

BOND IMMDEX(TM) FUND

[BAR CHART]

 2.79%    9.16%    8.94%    -1.64%    11.61%    6.66%
--------------------------------------------------------------------------------
 1996     1997     1998      1999      2000     2001

Best Quarter:     Q2 '95      6.58%
Worst Quarter:    Q1 '96     (2.33)%
Year-to-date total return as of September 30, 2002 was 7.49%.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

--------------------------------------------- ----------- ------------- -------------- ------------- ------------
                                              Inception                                                 Since
FIXED INCOME FUND                                Date        1 Year        5 Years       10 Years     Inception
--------------------------------------------- ----------- ------------- -------------- ------------- ------------
Class A - Return Before Taxes                 12/22/87       3.30%          5.52%         6.05%          N/A
  Return After Taxes on Distributions                        1.12%          3.19%         3.58%          N/A
  Return After Taxes on Distributions
    and Sale of Fund Shares                                  1.97%          3.24%         3.60%          N/A
Class B - Return Before Taxes                  8/15/94       2.02%          5.34%          N/A          6.18%
Class C - Return Before Taxes                   2/1/99       5.01%           N/A           N/A           N/A
Class S - Return Before Taxes                  12/22/87      7.84%          6.44%         6.51%          N/A
Class Y - Return Before Taxes                   2/4/94       8.10%          6.72%          N/A          6.39%
Lehman Aggregate Bond Index(1) (reflects
no deduction for fees, expenses or taxes)         N/A      (21.21)%         1.17%          N/A           N/A
--------------------------------------------- ----------- ------------- -------------- ------------- ------------

BOND IMMDEX(TM) FUND(2)
--------------------------------------------- ----------- ------------- -------------- ------------- ------------
Class A - Return Before Taxes                 1/9/95         2.13%          5.92%          N/A          7.30%
  Return After Taxes on Distributions                       (0.16)%         3.45%          N/A          4.77%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                  1.29%          3.49%          N/A          4.61%
Class B - Return Before Taxes                   3/1/99       0.91%           N/A           N/A          4.62%
Class C - Return Before Taxes(3)               9/24/01        N/A            N/A           N/A           N/A
Class S - Return Before Taxes                  12/11/00      6.67%           N/A           N/A          7.78%
Class Y - Return Before Taxes                  12/29/89      6.96%          7.11%         7.23%          N/A
Lehman Government/Credit Bond
Index(4) (reflects no deduction for fees,
expenses or taxes)                               N/A         8.50%          7.36%         7.27%          N/A
--------------------------------------------- ----------- ------------- -------------- ------------- ------------

(1)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans.

(2)On 9/24/01, Bond IMMDEX(TM) Fund became the successor by merger to the Firstar Bond IMMDEX(TM) Fund, a series of Firstar Funds, Inc. Prior to the merger, Bond IMMDEX(TM) Fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Bond IMMDEX(TM) Fund.

(3)No information is presented for Class C shares because such shares were not offered for a full calendar year.

(4)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities, in each case with maturities of not less than one year.

PERFORMANCE COMPARISON: HIGH YIELD BOND FUND AND STRATEGIC INCOME FUND - CLASS Y SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 EACH YEAR

STRATEGIC INCOME FUND

[BAR CHART]

 3.32%    3.17%    6.95%
--------------------------------------------------------------------------------
 1999     2000     2001

Best Quarter:     Q4 '01      4.99%
Worst Quarter:    Q3 '01     (1.83)%
Year-to-date total return as of September 30, 2002 was ____%.

Because High Yield Bond Fund shares were not offered for a full calendar year, no performance information is presented for High Yield Bond Fund.

Best Quarter:     Q4 '01      4.99%
Worst Quarter:    Q3 '01     (1.83)%

Year-to-date total return as of September 30, 2002 was ____%.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------- ----------- -------------- ------------
                                                                           Inception                     Since
STRATEGIC INCOME FUND                                                         Date        1 Year       Inception
-------------------------------------------------------------------------- ----------- -------------- ------------
Class A - Return Before Taxes                                               7/24/98        2.14%         2.05%
Class B - Return Before Taxes                                               7/24/98        2.02%         1.89%
Class C - Return Before Taxes                                                2/1/99        3.69%         3.27%
Class S - Return Before Taxes                                               7/24/98        6.69%         3.34%
Class Y - Return Before Taxes                                               7/24/98        6.95%         3.62%
  Return After Taxes on Distributions                                                      3.34%         0.43%
  Return After Taxes on Distributions
    and Sale of Fund Shares                                                                4.18%         1.27%
Lehman Aggregate Bond Index(1) (reflects no deduction for fees, expenses
or taxes)                                                                     N/A          8.44%          N/A
-------------------------------------------------------------------------- ----------- -------------- ------------

(1)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans.

ADDITIONAL PERFORMANCE INFORMATION

         Information concerning the factors that materially affected each Fund's performance during the fiscal year ended September 30, 2002, is excerpted from the Funds' Annual Report for such year and is included in Appendix B to this Prospectus/Proxy Statement.

FORM OF ORGANIZATION

         Each Fund is a separate series of FAIF, a Maryland corporation that is registered as an open-end management investment company under the 1940 Act. FAIF was incorporated in the State of Maryland on August 20, 1987, under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc." FAIF is organized as a series fund and currently issues 43 series, including the Funds. Each series of shares represents a separate investment portfolio with its own investment objective and policies.

INVESTMENT ADVISORY SERVICES

         Each Fund has the same investment advisor, U.S. Bancorp Asset Management, Inc. (the "Advisor"). Pursuant to an Investment Advisory Agreement with FAIF, the Advisor manages the Funds' business and investment activities, subject to the authority of the Board of Directors. A team of portfolio managers employed by the Advisor, or by a sub-advisor retained by the Advisor, manages each Acquiring Fund.

         Investment Advisor. The Advisor is located at 800 Nicollet Mall, Minneapolis, MN 55402. The Advisor is a subsidiary of U.S. Bank National Association (which, in turn, is a subsidiary of U.S. Bancorp, formerly Firstar Corporation). The Advisor succeeded First American Asset Management ("FAAM"), a division of U.S. Bank National Association, on May 1, 2001, when the business and assets of FAAM and Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of U.S. Bancorp, were combined to form the Advisor. The Advisor provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2002, the Advisor and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion.

         As described above in "Comparison of Fees," each Fund pays the Advisor a monthly fee for providing investment advisory services. The Advisor may, at its discretion, reduce or waive its fee or reimburse each Fund for certain of its other expenses in order to reduce the expense ratios from time to time. Unless otherwise agreed upon, the Advisor may also reduce or cease these voluntary waivers and reimbursements at any time.

         Sub-Advisors. Clay Finlay, Inc. ("Clay Finlay"), located at 200 Park Avenue, New York, NY 10166, is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the Fund's assets and the placement of brokerage transactions for the Fund.

Clay Finlay has been retained by the Advisor and is paid a portion of the advisory fee. Clay Finlay is an international equity investment management firm that was founded in 1982 and offers a full range of global, international and regional equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc., a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2002, Clay Finlay had $4.7 billion in assets under management.

         Federated Global Investment Management Corp. ("Federated"), a subsidiary of Federated Investors, Inc., is a sub-advisor to the Strategic Income Fund. Federated is located at 175 Water Street, New York, New York 10038-4964. Federated has been retained by the Advisor and is paid a portion of the advisory fee. Federated and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts. As of September 30, 2002, Federated Investors, Inc. managed approximately $181 billion in assets. Federated will be terminated as the sub-advisor to the Strategic Income Fund, effective January 31, 2003, after which time Strategic Income Fund will be renamed High Income Bond Fund and managed by the Advisor.

         Marvin & Palmer Associates ("Marvin & Palmer"), 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is the sub-advisor to Emerging Markets Fund and is responsible for the investment and reinvestment of the Fund's assets and the placement of brokerage transactions for the Fund. Marvin & Palmer has been retained by the Fund's Advisor and is paid a portion of the advisory fee. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-U.S., domestic, and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2002, the sub-advisor managed a total of approximately $5.8 billion in investments.

         Portfolio Management. Except for Strategic Income Fund, Emerging Markets Fund and International Fund, each Fund's investments are managed by a team of persons employed by the Advisor. In the case of Strategic Income Fund, the Advisor manages the Fund's investments in U.S. government obligations, investment grade and high-yield domestic debt obligations, and U.S. dollar-denominated foreign corporate debt obligations, while a team of persons employed by Federated currently manages the Fund's investments in investment grade and high yield foreign government and foreign corporate debt obligations. Effective January 31, 2003, Strategic Income Fund will be renamed High Income Bond Fund and its investments will be managed by a team of persons employed by the Advisor. Emerging Markets Fund's investments are managed by a team of persons employed by Marvin & Palmer. International Fund's investments are managed by a team of persons employed by Clay Finlay.

OPERATIONS OF THE ACQUIRING FUNDS FOLLOWING THE REORGANIZATIONS

         Based on its review of each Fund's investment portfolio, the Advisor believes that most of the assets held by each Acquired Fund will be consistent with the corresponding Acquiring Fund's investment objective and policies and thus can be transferred to and held by that Acquiring Fund if the Reorganization Plan is approved for those Funds. If, however, any Acquired Fund has any assets that the corresponding Acquiring Fund may not hold, those assets will be sold prior to the Reorganizations. The proceeds of those sales will be held in temporary investments or reinvested in assets that the corresponding Acquiring Fund may hold. The possible need for an Acquired Fund to dispose of assets prior to the Reorganizations could result in selling securities at a disadvantageous time and could result in an Acquired Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in an Acquired Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganizations.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

         As a condition to the closing of each Reorganization, FAIF will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a direct result of a Reorganization. Each Acquired Fund shareholder's aggregate tax basis in the Acquiring Fund shares it receives in a Reorganization will be the same as the aggregate tax basis in the Acquired Fund shares the shareholder constructively exchanges therefor, and the shareholder's holding period for those Acquiring Fund shares will include its holding period for those Acquired Fund shares. In addition, an Acquiring Fund's aggregate tax basis in the assets it receives from the corresponding Acquired Fund will be the same as the latter's aggregate tax basis therein, and the Acquiring Fund's holding period for those assets will include that Acquired Fund's holding period therefor immediately before the Reorganization.

         If an Acquired Fund sells securities prior to the closing of a Reorganization, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution that the Acquired Fund must make to its shareholders prior to that closing. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. See "Information About the Reorganizations - Federal Income Tax Considerations" below for more detailed information about federal income tax considerations.


                             PRINCIPAL RISK FACTORS

         As indicated above, the investment objectives of each Acquired Fund are identical or substantially similar to those of its corresponding Acquiring Fund. In addition, the principal investment strategies of each Acquired Fund (with the exception of Health Sciences Fund) are similar to those of the corresponding Acquiring Fund. Because of these similarities, an investment in each of the Acquiring Funds will be subject to similar, and in some cases identical, risks of investing in the Acquired Fund. The principal risk factors associated with each Acquired Fund and those of the corresponding Acquiring Fund are set forth below.


COMPARISON OF RISKS:  LARGE CAP GROWTH FUND AND LARGE CAP CORE FUND

         Investments in Large Cap Growth Fund and Large Cap Core Fund are subject to the following principal risks:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. Each Fund invests in growth stocks and/or large-capitalization stocks which may underperform the market as a whole.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the U.S., may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. A Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Advisor when entering into the derivative instrument.

COMPARISON OF RISKS:  HEALTH SCIENCES FUND AND LARGE CAP CORE FUND

         Investments in Health Sciences Fund and Large Cap Core Fund are subject to the following principal risks:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the U.S., may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. A Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Advisor when entering into the derivative instrument.

          Because Health Sciences Fund is a non-diversified fund which focuses its investments on a specific sector of the market - health care or medicine - it is subject to non-diversification and sector-specific risks. In addition, because it employs different investment strategies than Large Cap Core Fund, Health Sciences Fund is subject to additional principal risks. Health Sciences Fund is subject to the following additional principal risks:

         o Risks of the Health Sciences Sector. Because Health Sciences Fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

         o Risks of Non-Diversification. Health Sciences Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

         o Risks of Development Stage, Small- and Mid-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

         o Risks of Real Estate Investment Trusts ("REITs"). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

         o Risks of IPOs. Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

COMPARISON OF RISKS: MID CAP GROWTH FUND AND MID CAP CORE FUND

         Investments in Mid Cap Growth Fund and Mid Cap Core Fund are subject to the same principal risks, which are as follows:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

         o Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

         o Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the U.S., may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Fund's Advisor when entering into the derivative instrument.

COMPARISON OF RISKS: SMALL CAP GROWTH FUND AND SMALL CAP CORE FUND

         Investments in Small Cap Growth Fund and Small Cap Core Fund are subject to the same principal risks, which are as follows:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or small-cap stocks may underperform the market as a whole.

         o Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

         o Risks of IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the U.S., may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Fund's Advisor when entering into the derivative instrument.

COMPARISON OF RISKS: EMERGING MARKETS FUND AND INTERNATIONAL FUND

         Investments in Emerging Markets Fund and International Fund are subject to the following principal risks:

         o Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

         o Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the Fund's assets in a small number of countries, the Fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

         o Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

         o Risks of Smaller-Capitalization Companies. Stocks of small-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

         o Risks of Foreign Currency Hedging Transactions. If the sub-advisor's forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. In addition, the Fund's hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.

         o Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Fund's Advisor when entering into the derivative instrument.

         International Fund is subject to the following additional principal risk:

         o Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

COMPARISON OF RISKS:  BOND IMMDEX(TM) FUND AND FIXED INCOME FUND

         Investments in Bond IMMDEX(TM) Fund and Fixed Income Fund are subject to the following principal risks:

         o Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

         o Income Risk. The Fund's income could decline due to falling market interest rates.

         o Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

         o Call Risk. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

         o Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the U.S., may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Fund's Advisor when entering into the derivative instrument.


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


         Bond IMMDEX(TM) Fund is subject to the following additional principal risk:

         o Risk of Underperforming the Index. While the Advisor believes purchasing securities which are not in the Lehman Brothers Government/Credit Bond Index (the "Lehman Index") or not consistent with the "mix" of the Lehman Index provides the opportunity to achieve an enhanced gross return compared to the Lehman Index, the Advisor may err in its choices of securities or portfolio mixes. Furthermore, because of the smaller number of issues held by the Fund compared to the Lehman Index, material events affecting the Fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence the Lehman Index.

         Fixed Income Fund is subject to the following additional principal risk:

         o Risks of Dollar Roll Transactions. The use of mortgage dollar rolls could increase the volatility of the Fund's share price. It could also diminish the Fund's investment performance if the Advisor does not predict mortgage prepayments and interest rates correctly.

COMPARISON OF RISKS:  HIGH YIELD BOND FUND AND STRATEGIC INCOME FUND

         Investments in High Yield Bond Fund and Strategic Income Fund are subject to the following principal risks:

         o Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

         o Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the Fund will lose money. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for each Fund's portfolio may increase when the U.S. economy slows or enters a recession.

         o Income Risk. The Fund's income could decline due to falling market interest rates.

         o Call Risk. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

         o Risks of High-Yield Securities. Securities rated lower than investment grade or unrated securities of comparable quality are commonly called "high-yield"


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


                  securities or "junk bonds." High Yield Bond Fund invests primarily in high-yield securities and a significant portion of Strategic Income Fund's portfolio may consist of high yield securities. High-yield securities have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market in high-yield securities may be less liquid.

         o Risks of Foreign Securities. Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

         o Risks of Securities Lending. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Fund's Advisor when entering into the derivative instrument.

         High Yield Bond Fund is subject to the following additional principal risk:

         o Liquidity and Pricing Risk. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the Fund's board of directors.

         Strategic Income Fund is subject to the following additional principal risks:

         o Risks of Emerging Markets. The Fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed countries.

         o Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

         o Risks of Common Stocks. The Fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

         o Risks of Dollar Roll Transactions. The use of mortgage dollar rolls could increase the volatility of the Fund's share price. It could also diminish the Fund's investment performance if the Advisor does not predict mortgage prepayments and interest rates correctly.

         In addition to the principal risk factors described above, the Funds are subject to additional risks, which are described in the Funds' prospectuses.

           COMPARISON OF DISTRIBUTION POLICIES, AND PURCHASE, EXCHANGE
                           AND REDEMPTION PROCEDURES

DISTRIBUTION OF SHARES

         The distribution arrangements applicable to Class A, Class B, Class C, Class S and Class Y shares of each Acquired Fund are identical to the distribution arrangements of Class A, Class B, Class C, Class S and Class Y shares, respectively, of each Acquiring Fund. Quasar Distributors, LLC (the "Distributor"), an affiliate of the Advisor, is the principal underwriter for Class A, Class B, Class C, Class S and Class Y shares of each Fund. FAIF has entered into distribution agreements with the Distributor with respect to each class. Under Distribution Plans adopted by FAIF with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each, a "Distribution Plan"), Service Plans adopted by FAIF with respect to Class B and Class C shares (each, a "Service Plan"), and a Shareholder Service Plan and Agreement adopted by FAIF with respect to Class S shares (the "Shareholder Service Plan and Agreement"), the Class A, Class B, Class C and Class S shares of each Fund are authorized to pay the Distributor certain fees for the distribution and sale of shares of the Fund and/or for shareholder servicing as described below. There is no Distribution Plan or Service Plan in effect for Class Y shares.

         Class A Shares. FAIF has adopted a Distribution Plan for Class A shares which provides that a Fund may pay to the Distributor a fee of up to 0.25% of the average daily net assets


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


attributable to Class A shares which the Distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. For net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its shareholder servicing fee until one year after such Class A shares are sold. The Distribution Plan provides that all or any portion of the total 0.25% fee may be payable as a shareholder servicing fee and all or any portion of such total fee may be payable as a distribution fee, as determined from time to time by FAIF's Board of Directors. Until further action by FAIF's Board of Directors, all of the 0.25% fee is designated and payable as a shareholder servicing fee.

         Class B Shares. FAIF has adopted a Distribution Plan for Class B shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class B shares, which the Distributor retains to finance the payment of sales commissions to institutions which sell Class B shares. Distribution services and expenses include compensating dealers for sales of Class B shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Service Plan for Class B shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

         Class C Shares. FAIF has adopted a Distribution Plan for Class C shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase. The Service Plan for Class C shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class C shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

         Class S Shares. FAIF has adopted a Shareholder Service Plan and Agreement for Class S shares which provides that a Fund may pay to the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class S shares. The Distributor can use the shareholder servicing fee to compensate investment professionals, participating institutions and "one stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The shareholder servicing fee may be used to provide ongoing service and/or maintenance of shareholder accounts including administrative or accounting services.


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


         Class Y Shares. Class Y shares are not subject to any 12b-1 (distribution) or shareholder servicing fees.

         In addition to distribution and/or shareholder servicing fees paid by the Funds, the Advisor or one of its affiliates may make payments to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

PURCHASE AND REDEMPTION PROCEDURES

         Purchases of Class A, Class B and Class C shares of the Funds are made through dealers, at the net asset value per share next determined after receipt of the purchase order by the transfer agent, plus a sales charge which may be imposed (i) at the time of purchase (Class A or Class C shares) and/or (ii) on a deferred basis (Class B or Class C shares).

         The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000 ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account), and the minimum subsequent investment is $100 for such classes ($25 for a retirement plan or an UGMA/UTMA account). Class A shares of each Equity Fund are sold with an initial sales charge of up to 5.50% of the purchase price. Class A shares of each Income Fund are sold with an initial sales charge of up to 4.25% of the purchase price. Certain investors are eligible to purchase Class A shares without a sales charge. Class B shares of each Fund are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") (declining from 5% to 0% of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. This CDSC will be waived under certain conditions. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to an initial sales charge equal to 1% of the purchase price and a 1% CDSC on redemptions within 18 months after purchase. Like Class B shares, the CDSC will be waived under certain conditions. Also like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, Class C shares do not convert to another class.

         Class S and Class Y shares of each Fund are sold through banks and other financial institutions that have entered into sales agreements with the Distributor. Class S and Class Y shares are available to a limited group of investors, and are typically held pursuant to an omnibus account arrangement with the transfer agent. Class S and Class Y shares are sold at their net asset value per share without either an initial sales charge or CDSC.

         Shares of each Fund may be redeemed at any time at the net asset value next determined after the order is accepted by the Fund. As indicated above, the proceeds of redemptions of Class B and Class C shares (and Class A shares originally purchased as part of an investment of $1 million or more on which no front-end sales charge was paid) may be subject to a CDSC.

EXCHANGE PRIVILEGES

         The exchange privileges available to Class A, Class B, Class C, Class S and Class Y shareholders of each Acquired Fund are identical to the exchange privileges of Class A, Class B, Class C, Class S and Class Y shareholders, respectively, of each Acquiring Fund. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the First American funds. No fee will be charged upon the exchange of shares. Generally, shares may be exchanged only for shares of the same class. However, Class A shares may be exchanged for Class S shares or Class Y shares of the same or another First American fund when Class A shareholders become eligible to participate in Class S or Class Y. Shares of a Fund subject to an exchange will be processed at net asset value per share of each Fund at the time of the exchange. In determining the CDSC applicable to shares being redeemed subsequent to an exchange or, in the case of Class B shares, calculating when shares convert to Class A shares, the length of time the shares were held prior to the exchange will be taken into account.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends from net investment income, if any, of Large Cap Growth Fund, Large Cap Core Fund, Mid Cap Growth Fund, Mid Cap Core Fund, Bond IMMDEX(TM) Fund, Fixed Income Fund, High Yield Bond Fund and Strategic Income Fund are declared and paid monthly. Dividends from net investment income, if any, of Health Sciences Fund, Small Cap Growth Fund and Small Cap Core Fund are declared and paid quarterly. Dividends from Emerging Markets Fund's and International Fund's net investment income, if any, are declared and paid annually. Any capital gains are distributed at least once each year.

         Unless notified otherwise, dividends and capital gain distributions, if any, will be automatically reinvested in shares of the distributing Fund and the class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gain distributions. Alternatively, shareholders may request that dividends and capital gain distributions be reinvested in shares of another First American Fund or paid in cash. An Acquired Fund shareholder's election with respect to reinvestment of dividends and other distributions will be automatically applied with respect to the Acquiring Fund shares he or she receives pursuant to the Reorganization.

         Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified for that treatment, a Fund must distribute at least 90% of its taxable income and diversify its holdings as required by the Code. While so qualified, so long as a Fund distributes to its shareholders all of its investment company taxable income and any net realized capital gain, that Fund will not be required to pay any federal income tax on the distributed amounts.

                     INFORMATION ABOUT THE REORGANIZATIONS

PLAN OF REORGANIZATION AND TERMINATION

         The terms and conditions under which the proposed Reorganizations will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

         The Reorganization Plan provides, with respect to each Reorganization, for (a) the Acquiring Fund's acquisition, as of the close of business on the date of the closing of the Reorganization or other time FAIF determines (the "Effective Time"), of all the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund's assumption of all the Acquired Fund's liabilities and (b) the distribution of those shares, by class, to the Acquired Fund's shareholders.

         An Acquired Fund's assets to be acquired by its corresponding Acquiring Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the Acquired Fund's books, and other property the Acquired Fund owns at the Effective Time. An Acquiring Fund will assume from its corresponding Acquired Fund all its liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that each Acquired Fund will use its best efforts to discharge all its known liabilities before the Effective Time.

         The value of each Acquired Fund's assets to be acquired by its corresponding Acquiring Fund and the net asset value ("NAV") per share of each class of the Acquiring Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the date of the Reorganization closing, using the valuation procedures described in the Funds' prospectuses and the SAI. Each Acquired Fund's net value will be the value of its assets as so determined, less the amount of its liabilities determined as of the close of such trading.

         At, or as soon as practicable after, the Effective Time, each Acquired Fund will distribute, by class, the Acquiring Fund shares it receives in a Reorganization PRO RATA to its shareholders of record as of the Effective Time, so that each shareholder will receive a number of full and fractional Acquiring Fund shares of the same class that is equal in aggregate value to the shareholder's Acquired Fund shares. The shares will be distributed by opening accounts on the Acquiring Fund's books in the names of the shareholders and by transferring to those accounts the shares previously credited to the Acquired Fund's account on those books. Fractional Acquiring Fund shares will be rounded to the third decimal place. Each Acquired Fund will be terminated as soon as practicable after the share distribution.

         Because Acquiring Fund shares will be issued at their NAV in exchange for the net assets of the corresponding Acquired Fund, the aggregate value of the Acquiring Fund shares issued to shareholders in a Reorganization will equal the aggregate value of the Acquired Fund shares they surrender. The NAV per share of each class of each Acquiring Fund will be unchanged by a Reorganization. Thus, the Reorganizations will not result in dilution of any shareholder's interest.

         In determining contingent deferred sales charges applicable to Class B Acquiring Fund shares and Class C Acquiring Fund shares issued in a Reorganization and the date on which such Class B Acquiring Fund shares convert to Class A Acquiring Fund shares, the Acquiring Fund involved in that Reorganization will give each holder thereof credit for the period during which the holder held the corresponding Class B Acquired Fund shares or Class C Acquired Fund shares, as the case may be, in exchange for which the Acquiring Fund shares were issued. If

Class A Acquiring Fund shares are issued in a Reorganization to shareholders that formerly held Class A Acquired Fund shares with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, then, in determining whether a deferred sales charge is payable on the sale of those Class A Acquiring Fund shares, the Acquiring Fund will give the holder thereof credit for the period during which the holder held those Acquired Fund shares.

         Any transfer taxes payable on the issuance of Acquiring Fund shares in a name other than that of the registered shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of an Acquired Fund to a public authority will continue to be its responsibility until it is dissolved.

         The Advisor will bear the entire cost of the Reorganizations, including professional fees and the cost of soliciting proxies for the Meeting, which principally consists of printing and mailing expenses, and the cost of any supplementary solicitation.

         In approving the Reorganization Plan, the Board of Directors reviewed various factors about the Funds and each Reorganization. The Board considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies. The Board evaluated the potential economies of scale associated with larger mutual funds and concluded that operating efficiencies may be achieved by combining the Funds. The Board also considered the performance history of each Fund and the relative expenses of the Funds. With respect to the proposed Reorganizations of Health Sciences Fund and Emerging Markets Fund, the Board considered liquidation as alternatives to the Reorganizations, as well as the consequences of such a liquidation to each shareholder of those Funds. After such consideration, the Board concluded that each Reorganization would be in the best interests of the Funds participating therein.

         The consummation of each Reorganization is subject to a number of conditions set forth in the Reorganization Plan (not including consummation of any other Reorganization), some of which may be waived by FAIF. In addition, FAIF may amend the Reorganization Plan in any manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of an Acquired Fund's shareholders.

REASONS FOR THE REORGANIZATIONS

         The Board, including a majority of the Independent Directors, has determined that each Reorganization is in the best interests of the Funds participating therein and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. In approving each Reorganization, the Board, including a majority of the Independent Directors, considered a number of factors, including the following:

         (1)      the terms and conditions of the Reorganization;

         (2) the compatibility of the Funds' investment objectives, policies, and restrictions;

         (3)      the Funds' relative investment performance;

         (4)      the Funds' relative asset size;

         (5) the investment experience and expertise of each Fund's portfolio managers;

         (6) the effect of the Reorganization on the Funds' expected investment performance;


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


         (7) the effect of the Reorganization on each Fund's expense ratio relative to its current expense ratio;

         (8) the fact that the Advisor will bear the expenses incurred by each Fund in connection with the Reorganization;

         (9)      the tax consequences of the Reorganization;

         (10) alternatives available to shareholders of the Acquired Fund, including the ability to redeem their shares;

         (11) the effect of the Reorganization on each Fund's shareholders' rights;

         (12) the potential benefits of the Reorganization to the Advisor and other persons; and

         (13)     the alternatives to the Reorganization, including liquidation.

         The Advisor recommended the Reorganizations to the Board at a meeting of the Board held on December 3-4, 2002. In recommending the Reorganizations, the Advisor advised the Board that the management fee and other expenses schedule applicable to each Acquiring Fund (with the exception of Bond IMMDEX(TM) Fund) is equal to or less than that currently in effect for the corresponding Acquired Fund. The Advisor advised the Board that the management fee for Bond IMMDEX(TM) Fund will increase 0.20% following the Reorganization and that this increase is largely the result of an adjustment to the management fee charged to Bond IMMDEX(TM) Fund. The Advisor advised the Board that circumstances have evolved so that management of Bond IMMDEX(TM) Fund has required the use of active investment management techniques to an extent beyond that originally envisioned. The Advisor further noted that, as a result, the management fee paid by Bond IMMDEX(TM) Fund is significantly lower than management fees paid by other funds in its peer group that are similarly managed, so that the long-term viability of the Fund is in question. The Advisor also advised the Board that Health Sciences Fund and Emerging Markets Fund have had difficulty in attracting sufficient assets to be economically viable, and that liquidating economically unviable funds is generally a taxable event to shareholders.

         The Board considered the fact that each Acquiring Fund has a better or comparable performance record and the same or lower overall expense ratio relative to the corresponding Acquired Fund (with the exception of Bond IMMDEX(TM) Fund) and that the Advisor will bear the expenses incurred in connection with the Reorganizations. In addition, the Board considered that the investment objective of each Acquired Fund is identical or substantially similar to that of its corresponding Acquiring Fund and that the principal investment strategies of each Acquired Fund (with the exception of Health Sciences Fund) are similar to those of the corresponding Acquiring Fund. Further, the Advisor advised the Board that, because each Acquiring Fund has greater net assets than the corresponding Acquired Fund, combining the Funds could further reduce the expenses that the Acquiring Fund bears as a percentage of net assets. The Advisor also advised the Board that any reduction in the Funds' expense ratios as a result of the Reorganizations could benefit the Advisor by reducing or eliminating any reimbursements or waivers of expenses resulting from its obligation to limit each Fund's expenses.

DESCRIPTION OF SECURITIES TO BE ISSUED

         FAIF is registered with the SEC as an open-end management investment company. Fund shares entitle their holders to one vote per full share and fractional votes for fractional shares held. Each Acquiring Fund currently has Class A, Class B, Class C, Class S and Class Y shares outstanding. If the Reorganization Plan is approved with respect to an Acquired Fund, each shareholder thereof will receive Acquiring Fund shares of the same class as their Acquired Fund shares and having a net asset value equal to the total net asset value of their Acquired Fund shares.

FEDERAL INCOME TAX CONSIDERATIONS

         The exchange of an Acquired Fund's assets for shares of its corresponding Acquiring Fund and the Acquiring Fund's assumption of that Acquired Fund's liabilities, and the subsequent distribution of those shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. FAIF will receive a tax opinion from Kirkpatrick & Lockhart LLP substantially to the effect that, with respect to each Reorganization --

                  (1) The Acquiring Fund's acquisition of the Acquired Fund's assets in exchange solely for Acquiring Fund shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities, followed by the Acquired Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Acquired Fund shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  (2) The Acquired Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities or on the subsequent distribution of those shares to the Acquired Fund's shareholders in constructive exchange for their Acquired Fund shares;

                  (3) The Acquiring Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Acquiring Fund shares and its assumption of the Acquired Fund's liabilities;

                  (4) The Acquiring Fund's basis in the transferred assets will be the same as the Acquired Fund's basis therein immediately before the Reorganization, and the Acquiring Fund's holding period for those assets will include the Acquired Fund's holding period therefor;

                  (5) An Acquired Fund shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the Reorganization; and

                  (6) An Acquired Fund shareholder's aggregate basis in the Acquiring Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund shares it constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include its holding period for those Acquired Fund shares, provided the shareholder holds them as capital assets at the Effective Time.

         The tax opinion will state that no opinion is expressed as to the effect of a Reorganization on the Funds participating therein or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         An Acquiring Fund's utilization after a Reorganization of (1) carryovers of pre-Reorganization capital losses realized by its corresponding Acquired Fund and (2) capital losses it realizes after the Reorganization that are attributable to that Acquired Fund's built-in unrealized capital losses as of the Effective Time will be subject to limitation under the Code.

         Acquired Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganizations.

CAPITALIZATION

         The following tables set forth the capitalization of each Acquired Fund and the corresponding Acquiring Fund and the capitalization of the combined Acquiring Fund on a PRO FORMA basis as of September 30, 2002 (unaudited), giving effect to the proposed acquisitions of assets of the Acquired Fund at its then current net asset value.

                                CAPITALIZATION OF
     LARGE CAP GROWTH FUND, LARGE CAP CORE FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                             LARGE CAP GROWTH       LARGE CAP CORE            PRO FORMA
                                   FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                      $52,419                $24,647                 $77,066
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                      $36,546                 $2,928                 $39,474
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $9,652                  $476                  $10,128
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $9,020                 $2,376                 $11,396
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $436,199               $255,311               $691,510
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                        $543,836               $285,738               $829,574
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE
PER SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $6.76               $19.16                    $19.16
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $6.44               $18.64                    $18.64
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $6.57               $19.03                    $19.03
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $6.76               $19.17                    $19.17
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $6.86               $19.59                    $19.59
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       7,754                  1,286                   4,022
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       5,673                   157                    2,118
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       1,469                    25                     532
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       1,335                   124                     594
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      63,592                  13,036                 35,302
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
      HEALTH SCIENCES FUND, LARGE CAP CORE FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                             HEALTH SCIENCES       LARGE CAP CORE FUND     PRO FORMA COMBINED
                                   FUND                  FUND                COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $5,235                $24,647                 $29,882
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $2,821                 $2,928                 $5,749
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $3,815                  $476                  $4,291
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                        $32                   $2,376                 $2,408
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $12,421                $255,311               $267,732
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                        $24,324                $285,738               $310,062
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $7.91               $19.16                    $19.16
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $7.50               $18.64                    $18.64
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $7.76               $19.03                    $19.03
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $7.90               $19.17                    $19.17
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $8.00               $19.59                    $19.59
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                        662                   1,286                   1,559
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        376                    157                     308
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        492                     25                     225
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         4                     124                     126
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       1,552                  13,036                 13,670
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
       MID CAP GROWTH FUND, MID CAP CORE FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                            MID CAP GROWTH FUND     MID CAP CORE FUND         PRO FORMA
                                   FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $58,896              $75,002                 $133,898
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $2,578                $4,227                  $6,805
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $3,742                $1,136                  $4,878
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         $13                 $5,869                  $5,882
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $157,688              $477,210                $634,898
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                        $222,917              $563,444                $786,361
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $4.35               $26.45                  $26.45
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $4.14               $25.56                  $25.56
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $4.18               $26.29                  $26.29
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $4.35               $26.43                  $26.43
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $4.48               $27.25                  $27.25
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                      13,538                  2,836                   5,063
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        622                    165                     266
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        896                     43                     185
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         3                     222                     223
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      35,232                  17,515                 23,302
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
     SMALL CAP GROWTH FUND, SMALL CAP CORE FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           SMALL CAP GROWTH FUND   SMALL CAP CORE FUND        PRO FORMA
                                   FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $22,397              $33,586                  $55,983
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $3,933                $4,613                   $8,546
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $4,659                $3,096                   $7,755
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         $32                 $7,640                   $7,672
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $205,253              $403,027                 $608,280
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                        $236,274              $451,962                 $688,236
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $8.79               $10.68                  $10.68
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $8.07                $9.95                  $9.95
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $8.52               $10.62                  $10.62
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $8.79               $10.66                  $10.66
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $8.97               $11.00                  $11.00
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       2,548                  3,144                   5,241
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        487                    463                     858
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        547                    292                     731
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         4                     717                     720
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      22,877                  36,650                 55,309
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
      EMERGING MARKETS FUND, INTERNATIONAL FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           EMERGING MARKETS FUND      INTERNATIONAL            PRO FORMA
                                    FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $2,487               $37,232                  $39,719
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        $252                 $7,459                  $7,711
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                         $90                $11,027                  $11,117
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         $11                $10,817                  $10,828
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $46,006              $540,495                $586,501
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                         $48,846              $607,030                $655,876
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $6.22                $7.33                  $7.33
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $6.02                $6.85                  $6.85
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $6.10                $7.09                  $7.09
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $6.19                $7.31                  $7.31
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $6.26                $7.40                  $7.40
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                        400                   5,081                   5,420
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        42                    1,088                   1,125
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        15                    1,555                   1,568
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         2                    1,479                   1,481
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       7,347                  73,052                 79,269
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
       BOND IMMDEX(TM) FUND, FIXED INCOME FUND AND PRO FORMA COMBINED FUND
                 (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           BOND IMMDEX(TM) FUND        FIXED INCOME           PRO FORMA
                                   FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $87,096              $122,354                $209,450
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $14,592              $16,741                  $31,333
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $1,919                $9,672                  $11,591
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $18,179              $33,270                  $51,449
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $710,922             $1,204,555              $1,915,477
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                        $832,708             $1,386,592              $2,219,300
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $29.21              $11.45                    $11.45
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $29.18              $11.38                    $11.38
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $29.16              $11.42                    $11.42
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $29.21              $11.45                    $11.45
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $29.23              $11.45                    $11.45
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       2,982                  10,682                 18,289
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        500                   1,471                   2,753
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        66                     847                    1,015
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                        622                   2,905                   4,493
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      24,322                 105,171                 167,260
------------------------- ---------------------- ----------------------- ----------------------

                                CAPITALIZATION OF
     HIGH YIELD BOND FUND, STRATEGIC INCOME FUND AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           HIGH YIELD BOND FUND     STRATEGIC INCOME          PRO FORMA
                                   FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $23,900              $18,006                  $41,906
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        $774                 $4,179                   $4,953
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $7,213                $6,213                  $13,426
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         $87                   $6                      $93
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $21,157              $135,665                 $156,822
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                         $53,131              $164,069                 $217,200
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE PER
SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $7.96                $7.99                     $7.96
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $7.97                $7.96                     $7.97
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $7.97                $7.96                     $7.97
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $7.96                $8.06                     $7.96
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $7.98                $7.99                     $7.98
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       3,001                  2,254                   5,263
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        97                     525                     621
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                        905                    780                    1,685
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                        11                      1                      12
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       2,653                  16,973                 19,654
------------------------- ---------------------- ----------------------- ----------------------

         The tables set forth above should not be relied upon to reflect the number of Acquiring Fund shares to be issued in, and outstanding immediately following, a Reorganization; the actual number of shares to be issued and outstanding will depend upon the net asset value and number of shares of each Acquired Fund and the corresponding Acquiring Fund at the time of the Reorganization.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is being sent to shareholders of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund, and High Yield Bond Fund, each a series of FAIF, in connection with a solicitation of voting instructions by the directors of FAIF, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about January ___, 2003.

         The Board of Directors of FAIF has fixed the close of business on January 6, 2003, as the record date (the "Record Date") for determining the shareholders of the Acquired Funds entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

         Shares which represent interests in a particular Acquired Fund vote separately on the Reorganization and those matters pertaining only to that Acquired Fund. Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of each Acquired Fund, with all classes of the Acquired Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. Accordingly, an abstention will have the effect of a negative vote. Approval of the Reorganization Plan with respect to an Acquired Fund will be considered approval of the amendment to the Amended and Restated Articles of Incorporation of FAIF, attached to the form of the Plan of Reorganization and Termination attached as Appendix A to this Prospectus/Proxy Statement, required to effect the Reorganization.

         If a proxy that is properly executed and returned represents a broker "non-vote" (broker non-votes are shares held by a broker or nominee for which an executed proxy is received by the Fund but are not voted as to the proposal because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee holding the shares does not have discretionary voting power), the shares represented thereby will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast.

         The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the applicable Reorganization. You can also vote by fax, by telephone, with a toll-free call to the appropriate number on the proxy card, and through the Internet Website stated on the proxy card.

         You may revoke any proxy by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by fax, by a toll-free call to the appropriate number on the proxy card, or through the Internet Website stated on the proxy card. To be effective, your revocation must be received prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

         Proxy solicitations will be made primarily by mail but may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Advisor, its affiliates or other representatives of the Acquired Funds (who will not be paid for their soliciting activities). The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Advisor. Neither the Acquired Funds nor the Acquiring Funds will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of a Acquired Fund do not vote to approve the applicable Reorganization, the directors of FAIF will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the shareholders may propose one or more adjournments of the Meeting to permit further proxy solicitation. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder of an Acquired Fund who objects to a proposed Reorganization will not be entitled under either Maryland law or the Amended and Restated Articles of Incorporation of FAIF to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of shareholders to exchange among other First American funds or to sell Fund shares will not be affected.

         FAIF does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FAIF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by FAIF in a reasonable period of time prior to that meeting.

         The votes of the shareholders of each Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

OUTSTANDING SHARES

         The shareholders of each Acquired Fund as of the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the applicable Acquired Fund owned as of the Record Date.

         The following tables identify the number of shares of each class of each Acquired Fund and Acquiring Fund that were outstanding as of the close of business on the Record Date:

                        SHARES OUTSTANDING ON RECORD DATE

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                   LARGE CAP GROWTH FUND        HEALTH SCIENCES FUND          LARGE CAP CORE FUND
------------------------------- ---------------------------- ---------------------------- ----------------------------
Class A
------------------------------- ---------------------------- ---------------------------- ----------------------------
Class B
------------------------------- ---------------------------- ---------------------------- ----------------------------
Class C
------------------------------- ---------------------------- ---------------------------- ----------------------------
Class S
------------------------------- ---------------------------- ---------------------------- ----------------------------
Class Y
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                                  MID CAP GROWTH FUND                     MID CAP CORE FUND
---------------------------------------- -------------------------------------- --------------------------------------
Class A
---------------------------------------- -------------------------------------- --------------------------------------
Class B
---------------------------------------- -------------------------------------- --------------------------------------
Class C
---------------------------------------- -------------------------------------- --------------------------------------
Class S
---------------------------------------- -------------------------------------- --------------------------------------
Class Y
---------------------------------------- -------------------------------------- --------------------------------------

                                                 SMALL CAP GROWTH FUND                   SMALL CAP CORE FUND
---------------------------------------- --------------------------------------- -------------------------------------
Class A
---------------------------------------- --------------------------------------- -------------------------------------
Class B
---------------------------------------- --------------------------------------- -------------------------------------
Class C
---------------------------------------- --------------------------------------- -------------------------------------
Class S
---------------------------------------- --------------------------------------- -------------------------------------
Class Y
---------------------------------------- --------------------------------------- -------------------------------------

                                                 EMERGING MARKETS FUND                   INTERNATIONAL FUND
---------------------------------------- -------------------------------------- --------------------------------------
Class A
---------------------------------------- -------------------------------------- --------------------------------------
Class B
---------------------------------------- -------------------------------------- --------------------------------------
Class C
---------------------------------------- -------------------------------------- --------------------------------------
Class S
---------------------------------------- -------------------------------------- --------------------------------------
Class Y
---------------------------------------- -------------------------------------- --------------------------------------

                                                  BOND IMMDEX(TM) FUND                      FIXED INCOME FUND
---------------------------------------- -------------------------------------- --------------------------------------
Class A
---------------------------------------- -------------------------------------- --------------------------------------


                                       85


---------------------------------------- -------------------------------------- --------------------------------------
Class B
---------------------------------------- -------------------------------------- --------------------------------------
Class C
---------------------------------------- -------------------------------------- --------------------------------------
Class S
---------------------------------------- -------------------------------------- --------------------------------------
Class Y
---------------------------------------- -------------------------------------- --------------------------------------

                                                 HIGH YIELD BOND FUND                   STRATEGIC INCOME FUND
---------------------------------------- -------------------------------------- --------------------------------------
Class A
---------------------------------------- -------------------------------------- --------------------------------------
Class B
---------------------------------------- -------------------------------------- --------------------------------------
Class C
---------------------------------------- -------------------------------------- --------------------------------------
Class S
---------------------------------------- -------------------------------------- --------------------------------------
Class Y
---------------------------------------- -------------------------------------- --------------------------------------

         As of January ___, 2003, the officers and directors of FAIF beneficially owned as a group less than 1% of the outstanding shares of each Fund, respectively.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the Record Date, the Funds were aware that the following persons owned of record 5% or more of the outstanding shares of each class of stock of the Funds:

-------------------------------------------------- -------------------------------------------------------------------
                                                                    PERCENTAGE OF OUTSTANDING SHARES
-------------------------------------------------- -------------------------------------------------------------------
                                                     CLASS A      CLASS B       CLASS C       CLASS S      CLASS Y
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
LARGE CAP GROWTH FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
HEALTH SCIENCES FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
LARGE CAP CORE FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
MID CAP GROWTH FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
MID CAP CORE FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
SMALL CAP GROWTH FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
SMALL CAP CORE FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
EMERGING MARKETS FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
INTERNATIONAL FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
BOND IMMDEX(TM) FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
FIXED INCOME FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
HIGH YIELD BOND FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------
STRATEGIC INCOME FUND
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- -------------------------------------------------------------------
                                                                      PERCENTAGE OF OUTSTANDING SHARES
-------------------------------------------------- -------------------------------------------------------------------
                                                      CLASS A      CLASS B       CLASS C       CLASS S      CLASS Y
-------------------------------------------------- ------------ ------------ -------------- ------------ -------------

-------------------------------------------------- ------------ ------------ -------------- ------------ -------------


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         Information concerning the Funds in the Funds' current prospectuses and SAI (including any supplements), and the Reorganization SAI is incorporated into this Prospectus/Proxy Statement by reference. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) For a free copy of an Acquired Fund's prospectus, the Funds' SAI or Annual Report, or the Reorganization SAI, please call (800) 677-3863 or write to First American Investment Funds, Inc., 800 Nicollet Mall, Minneapolis, MN 55402.

         Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                  MISCELLANEOUS

         LEGAL MATTERS

         Certain legal matters in connection with the issuance of Acquiring Fund shares as part of the Reorganizations will be passed on by Kirkpatrick & Lockhart LLP, 4 Embarcadero Center, 10th Floor, San Francisco, CA 94111.


         EXPERTS

         The audited financial statements of each Fund, incorporated by reference into the Reorganization SAI, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in the Funds' Annual Reports for the fiscal year ended September 30, 2002. The financial statements audited by Ernst & Young LLP have been incorporated by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                 OTHER BUSINESS

         The Board of Directors does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

               NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES

         Please advise FAIF, in care of [Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202] [P.O. BOX #], whether other persons are beneficial owners of Acquired Fund shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

                              BOARD RECOMMENDATION

         REQUIRED VOTE. Approval of the Reorganization Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the Fund's outstanding voting securities.

         THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION OF YOUR ACQUIRED FUND AND TO APPROVE THE REORGANIZATION PLAN WITH RESPECT TO YOUR ACQUIRED FUND.

_________, 2002





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                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION

         THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is adopted by First American Investment Funds, Inc., a Maryland corporation with its principal place of business at 800 Nicollet Mall, Minneapolis, Minnesota 55402 ("FAIF"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Plan ("Schedule A"). (Each such series listed under the heading "Acquired Funds" is referred to herein as an "Acquired Fund," each such series listed under the heading "Acquiring Funds" is referred to herein as an "Acquiring Fund," and all such series are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.")

         FAIF wishes to effect seven separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of an Acquired Fund's assets to the Acquiring Fund listed on Schedule A opposite its name (each, a "corresponding Acquiring Fund") in exchange solely for voting shares of common stock, par value $ 0.0001 per share, of that Acquiring Fund ("Acquiring Fund Shares") and that Acquiring Fund's assumption of that Acquired Fund's liabilities, followed by the constructive distribution of those shares PRO rata to the holders of shares of common stock, par value $ 0.0001 per share, of that Acquired Fund ("Acquired Fund Shares") in exchange therefor, all on the terms and conditions set forth herein. (Each such series of transactions involving each Acquired Fund and its corresponding Acquiring Fund is referred to herein as a "Reorganization.") The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance of this Plan refers only to a single Reorganization, one Acquired Fund, and one Acquiring Fund, but the terms and conditions hereof apply separately to each Reorganization and the Funds participating therein.)

         Each Fund is a duly established and designated series of FAIF. The Acquired Fund Shares are divided into five classes, designated Class A, Class B, Class C, Class S, and Class Y Shares ("Class A Acquired Fund Shares," "Class B Acquired Fund Shares," "Class C Acquired Fund Shares," "Class S Acquired Fund Shares," and "Class Y Acquired Fund Shares," respectively). The Acquiring Fund Shares also are divided into five classes, also designated Class A, Class B, Class C, Class S, and Class Y Shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund Shares," "Class S Acquiring Fund Shares," and "Class Y Acquiring Fund Shares," respectively). Each class of Acquiring Fund Shares is substantially similar to the corresponding class of Acquired Fund Shares, I.E., the Funds' Class A, Class B, Class C, Class S, and Class Y Shares correspond to each other.


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1.       PLAN OF REORGANIZATION AND TERMINATION

         1.1 At the Closing (as defined in paragraph 3.1), Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

                  a) issue and deliver to Acquired Fund the number of full and fractional (rounded to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing the net value of Acquired Fund (computed as set forth in paragraph 2.1) ("Acquired Fund Value") attributable to the Class A Acquired Fund Shares by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph 2.2), (ii) Class B Acquiring Fund Shares determined by dividing the Acquired Fund Value attributable to the Class B Acquired Fund Shares by the NAV of a Class B Acquiring Fund Share (as so computed), (iii) Class C Acquiring Fund Shares determined by dividing the Acquired Fund Value attributable to the Class C Acquired Fund Shares by the NAV of a Class C Acquiring Fund Share (as so computed),
         (iv) Class S Acquiring Fund Shares determined by dividing the Acquired Fund Value attributable to the Class S Acquired Fund Shares by the NAV of a Class S Acquiring Fund Share (as so computed), and (v) Class Y Acquiring Fund Shares determined by dividing the Acquired Fund Value attributable to the Class Y Acquired Fund Shares by the NAV of a Class Y Acquiring Fund Share (as so computed), and

                  b) assume all of Acquired Fund's liabilities described in paragraph 1.3 ("Liabilities").

         1.2 The Assets shall consist of all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Acquired Fund's books, and other property owned by Acquired Fund at the Effective Time (as defined in paragraph 3.1).

         1.3 The Liabilities shall consist of all of Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Acquired Fund shall use its best efforts to discharge all its known Liabilities before the Effective Time.

         1.4 At or immediately before the Effective Time, Acquired Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its "investment company taxable income" and substantially all of its "net capital gain," if any (as such terms are defined in sections 852(b)(2) and 1222(11), respectively, of the Code, both computed without regard to any deduction for dividends paid) for the current taxable year through the Effective Time.


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         1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Acquired Fund Shares. That distribution shall be accomplished by FAIF's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for a shareholder of Class A Acquired Fund Shares shall be credited with the respective PRO rata number of Class A Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class B Acquired Fund Shares shall be credited with the respective PRO RATA number of Class B Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class C Acquired Fund Shares shall be credited with the respective PRO RATA number of Class C Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class S Acquired Fund Shares shall be credited with the respective PRO RATA number of Class S Acquiring Fund Shares due that Shareholder, and the account for a shareholder of Class Y Acquired Fund Shares shall be credited with the respective PRO RATA number of Class Y Acquiring Fund Shares due that Shareholder). All outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Acquired Fund shall be terminated as a series of FAIF and any further actions shall be taken in connection therewith as required by applicable law.

         1.7 Any reporting responsibility of Acquired Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

         1.8 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund's books of the Acquired Fund Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

         1.9 Before the Effective Time, FAIF shall (a) obtain approval, pursuant to Maryland law, of Articles of Amendment ("Amendment") to its Amended and Restated Articles of Incorporation ("Articles") (in substantially the form attached hereto as Exhibit A) and (b) file the Amendment with the State of Maryland Department of Assessments and Taxation.

         1.10 In determining contingent deferred sales charges applicable to Class B Acquiring Fund Shares and Class C Acquiring Fund Shares issued in the Reorganization and the date on which such Class B Acquiring Fund Shares convert to Class A Acquiring Fund Shares, Acquiring Fund shall give each holder thereof credit for the period during which such holder held the Class B Acquired Fund Shares or Class C Acquired Fund Shares, as the case may be, in exchange for which such Acquiring Fund Shares were issued. If Class A Acquiring Fund Shares are issued in the Reorganization to Shareholders that formerly held Class A Acquired Fund Shares with


                                      A-3
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respect to which the front-end sales charge was waived due to a purchase of $1 million or more, then, in determining whether a deferred sales charge is payable on the sale of such Class A Acquiring Fund Shares, Acquiring Fund shall give the holder thereof credit for the period during which such holder held such Acquired Fund Shares.

2.       VALUATION

         2.1 For purposes of paragraph 1.1(a), Acquired Fund's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Acquired Fund's then-current prospectuses and FAIF's statement of additional information ("SAI") less (b) the amount of the Liabilities as of the Valuation Time.

         2.2 For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectuses and the SAI.

         2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of U.S. Bancorp Asset Management, Inc. ("USBAM").

3.       CLOSING AND EFFECTIVE TIME

         3.1 The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at FAIF's principal office on or about ____, 2003, or at such other place and/or on such other date FAIF determines. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time FAIF determines ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Acquired Fund's net value and/or the NAV per share of each class of Acquiring Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

         3.2 FAIF's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Acquired Fund to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Acquired Fund's books immediately before the Closing. FAIF's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3 FAIF's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names and a confirmation, or other evidence satisfactory to FAIF, that the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time have been credited to Acquired Fund's account on Acquiring Fund's books.


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4.       CONDITIONS PRECEDENT

         4.1 FAIF's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.1.1 This Plan has been approved by Acquired Fund's shareholders in accordance with applicable law;

                  4.1.2 The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of the Acquired Fund Shares it constructively surrenders in exchange therefor;

                  4.1.3 Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Acquired Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

                  4.1.4 Each Shareholder will pay his or her own expenses (including fees of personal investment or tax advisors for advice regarding the Reorganization), if any, he or she incurs in connection with the Reorganization;

                  4.1.5 The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

                  4.1.6 There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

                  4.1.7 Pursuant to the Reorganization, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the Reorganization. For the purposes of the foregoing, any amounts Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the Investment Company Act of 1940, as amended ("1940 Act"), and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the
         Code) will be included as assets held thereby immediately before the Reorganization;

                  4.1.8 None of the compensation received by any Shareholder who is an employee of or service provider to Acquired Fund will be separate consideration for, or


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         allocable to, any of the Acquired Fund Shares that Shareholder held;
         none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

                  4.1.9 Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of the Acquiring Fund;

                  4.1.10 Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

                  4.1.11 The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.2.6, 4.3.4, and 4.3.9 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Acquired Fund at the Effective Time;

                  4.1.12 FAIF has called a special meeting of Acquired Fund's shareholders ("Meeting") to consider and act on this Plan and to take all other action necessary to obtain their approval, to the extent same is required, of the transactions contemplated herein; and such approval has been obtained;

                  4.1.13 This Plan has been duly authorized by all necessary action on the part of FAIF's board of directors ("Board"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to Acquired Fund's shareholders' approval in accordance with the Articles and applicable law, this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.14 FAIF has filed the Amendment in accordance with applicable provisions of Maryland law; and

                  4.1.15 FAIF has received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties FAIF made to Counsel, and may rely as to any factual matters, exclusively and without independent verification, on such representations and warranties and any other representations responsible officers of FAIF make to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on the Reorganization's being consummated in accordance with this Plan, for federal income tax purposes:


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                  4.1.15.1 Acquiring Fund's acquisition of the Assets in
         exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Acquired Fund's distribution of those shares PRO rata to the Shareholders constructively in exchange for their Acquired Fund Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  4.1.15.2 Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Acquired Fund Shares;

                  4.1.15.3 Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                  4.1.15.4 Acquiring Fund's basis in the Assets will be the same as Acquired Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Acquired Fund's holding period therefor;

                  4.1.15.5 A Shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                  4.1.15.6 A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Acquired Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

     Notwithstanding subparagraphs 4.1.15.2 and 4.1.15.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         4.2 FAIF's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.2.1 At the Effective Time, Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to


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         "securities loans" as referred to in section 851(b)(2) of the Code);
         and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.2.2 Acquired Fund incurred the Liabilities in the ordinary course of its business;

                  4.2.3 Acquired Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; it will invest the Assets at all times through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  4.2.4 Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

                  4.2.5 From the date it commenced operations through the Effective Time, Acquired Fund will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and before the Effective Time Acquired Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC, or (b) otherwise change its historic investment policies;

                  4.2.6 During the five-year period ending at the Effective Time, (a) neither Acquired Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Acquired Fund Shares, except for shares redeemed in the ordinary course of Acquired Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Acquired Fund Shares, other than normal, regular dividend distributions made pursuant to Acquired Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

                  4.2.7 Not more than 25% of the value of Acquired Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

         4.3 FAIF's obligation to implement this Plan on Acquired Fund's behalf shall be subject to satisfaction of the following conditions either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

                  4.3.1 No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;


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


                  4.3.2 The Acquiring Fund Shares to be issued and delivered to Acquired Fund hereunder will have been duly authorized at the Effective Time and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by FAIF;

                  4.3.3 Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.3.4 Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

                  4.3.5 Following the Reorganization, Acquiring Fund (a) will continue Acquired Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Acquired Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, (c) Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

                  4.3.6 There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

                  4.3.7 Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

                  4.3.8 Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Acquired Fund; and

                  4.3.9 During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares with consideration other than Acquiring Fund Shares.

         4.4 At any time before the Effective Time, FAIF may waive any of the conditions set forth in this paragraph 4 if, in the judgment of the Board, such a waiver will not have a material adverse effect on either Fund's shareholders' interests.

5.       EXPENSES

         USBAM shall bear the total Reorganization Expenses.

6.       TERMINATION AND AMENDMENT OF PLAN

         6.1 The Board may terminate this Plan and abandon the Reorganization at any time before the Effective Time if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

         6.2 The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Acquired Fund's shareholders' approval thereof; provided that following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

7.       MISCELLANEOUS

         7.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         7.2 In the case of any inconsistency between the terms hereof and the terms of the Amendment, the latter shall apply.

         7.3 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

                                   SCHEDULE A


--------------------------------------- ----------------------------------------
ACQUIRED FUNDS                          ACQUIRING FUNDS
--------------------------------------- ----------------------------------------
Large Cap Growth Fund                   Large Cap Core Fund(1)
--------------------------------------- ----------------------------------------
Health Sciences Fund                    Large Cap Core Fund(1)
--------------------------------------- ----------------------------------------
Mid Cap Growth Fund                     Mid Cap Core Fund(2)
--------------------------------------- ----------------------------------------
Small Cap Growth Fund                   Small Cap Core Fund(3)
--------------------------------------- ----------------------------------------
Emerging Markets Fund                   International Fund
--------------------------------------- ----------------------------------------
Bond IMMDEX                             Fixed Income Fund(4)
--------------------------------------- ----------------------------------------
High Yield Bond Fund                    Strategic Income Fund(5)
--------------------------------------- ----------------------------------------


(1) To be renamed "Large Cap Growth Opportunities Fund" after the
    Reorganization.

(2) To be renamed "Mid Cap Growth Opportunities Fund" after the Reorganization.

(3) To be renamed "Small Cap Select Fund" after the Reorganization.

(4) To be renamed "Core Bond Fund" after the Reorganization.

(5) To be renamed "High Income Bond Fund" after the Reorganization.

                                    Exhibit A
                                    ---------

                         FORM OF ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

         The undersigned officer of First American Investment Funds, Inc. (the "Corporation"), a Maryland corporation, hereby certifies that the following amendments to the Corporation's Amended and Restated Articles of Incorporation have been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation in the manner required by Maryland General Corporation Law:

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class S shares of the Corporation (also known as "Large Cap Growth Fund") that the assets belonging to such class, subject to all liabilities of such class be sold to a separate portfolio of the Corporation which is known as "Large Cap Core Fund" and which is represented by the Corporation's Class QQ shares, in exchange for shares of Large Cap Core Fund, which shares will be distributed PRO RATA to the former shareholders of Large Cap Growth Fund;

         WHEREAS, Large Cap Growth Fund and Large Cap Core Fund have entered into a Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization and Termination requires that, in order to bind all holders of shares of Large Cap Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Large Cap Growth Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(K) immediately following Article IV(J) thereof:

         ARTICLE IV(K). (a) For the purposes of this Article IV(K), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Large Cap Growth Fund, which is represented by the Corporation's Class S shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class S Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class S, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class S, Series 4 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class S, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class S, Series 3 Common Shares.

                  "Acquiring Fund" means the Corporation's Large Cap Core Fund, which is represented by the Corporation's Class QQ shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class QQ Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class QQ, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class QQ, Series 3 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class QQ, Series 5 Common Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class QQ, Series 4 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___ 2002 between the Acquiring Fund and Acquired Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class S Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class W shares of the Corporation (also known as "Health Sciences Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Large Cap Core Fund" and which is represented by the Corporation's Class QQ shares, in exchange for shares of Large Cap Core Fund, which shares will be distributed PRO RATA to the former shareholders of Health Sciences Fund;

         WHEREAS, Health Sciences Fund and Large Cap Core Fund have entered into a Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization and Termination requires that, in order to bind all holders of shares of Health Sciences Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Health Sciences Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(L) immediately following Article IV(K) thereof:

         ARTICLE IV(L). (a) For the purposes of this Article IV(L), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Health Sciences Fund, which is represented by the Corporation's Class W shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class W Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class W, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class W, Series 4 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class W, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class W, Series 3 Common Shares.

                  "Acquiring Fund" means the Corporation's Large Cap Core Fund, which is represented by the Corporation's Class QQ shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class QQ Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class QQ, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class QQ, Series 3 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class QQ, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class QQ, Series 4 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class W Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class FF shares of the Corporation (also known as "Mid Cap Growth Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Mid Cap Core Fund" and which is represented by the Corporation's Class SS shares, in exchange for shares of Mid Cap Core Fund, which shares will be distributed PRO RATA to the former shareholders of Mid Cap Growth Fund;

         WHEREAS, Mid Cap Growth Fund and Mid Cap Core Fund have entered into a Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization and Termination requires that, in order to bind all holders of shares of Mid Cap Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Mid Cap Growth Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(M) immediately following Article IV(L) thereof:

         ARTICLE IV(M). (a) For the purposes of this Article IV(M), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Mid Cap Growth Fund, which is represented by the Corporation's Class FF shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class FF Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class FF, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class FF, Series 4 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class FF, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class FF, Series 3 Common Shares.

                  "Acquiring Fund" means the Corporation's Mid Cap Core Fund, which is represented by the Corporation's Class SS shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class SS Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class SS, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class SS, Series 3 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class SS, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class SS, Series 4 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class FF Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class O shares of the Corporation (also known as "Small Cap Growth Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Small Cap Core Fund" and which is represented by the Corporation's Class UU shares, in exchange for shares of Small Cap Core Fund, which shares will be distributed PRO RATA to the former shareholders of Small Cap Growth Fund;

         WHEREAS, Small Cap Growth Fund and Small Cap Core Fund have entered into Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization requires that, in order to bind all holders of shares of Small Cap Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Small Cap Growth Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(N) immediately following Article IV(M) thereof:

         ARTICLE IV(N). (a) For the purposes of this Article IV(N), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Small Cap Growth Fund, which is represented by the Corporation's Class O shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class O Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class O, Series 3 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class O, Series 4 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class O, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class O, Series 2 Common Shares.

                  "Acquiring Fund" means the Small Cap Core Fund, which is represented by the Corporation's Class UU shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class UU Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class UU, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class UU, Series 3 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class UU, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class UU, Series 4 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired

         Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class O Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class GG shares of the Corporation (also known as "Emerging Markets Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "International Fund" and which is represented by the Corporation's Class Q shares, in exchange for shares of International Fund, which shares will be distributed PRO RATA to the former shareholders of Emerging Markets Fund;

         WHEREAS, Emerging Markets Fund and International Fund have entered into a Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization requires that, in order to bind all holders of shares of Small Cap Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Emerging Markets Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(O) immediately following Article IV(N) thereof:

         ARTICLE IV(O). (a) For the purposes of this Article IV(O), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Emerging Markets Fund, which is represented by the Corporation's Class GG shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class GG Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class GG, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class GG, Series 4 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class GG, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class GG, Series 3 Common Shares.

                  "Acquiring Fund" means the International Fund, which is represented by the Corporation's Class Q shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class Q Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class Q, Series 3 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class Q, Series 4 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class Q, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class Q, Series 2 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y

         Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired

         Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class GG Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class YY shares of the Corporation (also known as "Bond IMMDEX Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Fixed Income Fund" and which is represented by the Corporation's Class B shares, in exchange for shares of Fixed Income Fund, which shares will be distributed PRO RATA to the former shareholders of Bond IMMDEX Fund;

         WHEREAS, Bond IMMDEX and Fixed Income Fund have entered into Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization requires that, in order to bind all holders of shares of Bond IMMDEX Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Bond IMMDEX shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(P) immediately following Article IV(O) thereof:

         ARTICLE IV(P). (a) For the purposes of this Article IV(P), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Bond IMMDEX Fund, which is represented by the Corporation's Class YY shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class YY Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class YY, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class YY, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class YY, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class YY, Series 4 Common Shares.

                  "Acquiring Fund" means the Fixed Income Fund, which is represented by the Corporation's Class B shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class B Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class B, Series 3 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class B, Series 4 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class B, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class B, Series 2 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class YY Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class NN shares of the Corporation (also known as "High Yield Bond Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Strategic Income Fund" and which is represented by the Corporation's Class HH shares, in exchange for shares of Strategic Income Fund, which shares will be distributed PRO RATA to the former shareholders of High Yield Bond Fund;

         WHEREAS, High Yield Bond Fund and Strategic Income Fund have entered into Plan of Reorganization and Termination providing for the foregoing transactions; and

         WHEREAS, the Plan of Reorganization requires that, in order to bind all holders of shares of High Yield Bond Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding High Yield Bond Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(Q) immediately following Article IV(P) thereof:

         ARTICLE IV(Q). (a) For the purposes of this Article IV(Q), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's High Yield Fund, which is represented by the Corporation's Class NN shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class NN Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class NN, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class NN, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class NN, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class NN, Series 4 Common Shares.

                  "Acquiring Fund" means Strategic Income Fund, which is represented by the Corporation's Class HH shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class HH Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class HH, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class HH, Series 4 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class HH, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class HH, Series 3 Common Shares.

                  "Reorganization Agreement" means that Plan of Reorganization and Termination dated ___, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current

         Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above.

         Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class NN Common Shares of the Corporation, without designation as to series.

         The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

         IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on ______________, 2002.

FIRST AMERICAN INVESTMENT FUNDS, INC.


By ______________________________

Its _____________________________


WITNESS:


________________________________________________
Secretary, First American Investment Funds, Inc.

                                   APPENDIX B

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE
       (EXCERPTED FROM THE FUNDS' ANNUAL REPORTS FOR THE FISCAL YEAR ENDED
                              SEPTEMBER 30, 2002)

LARGE CAP GROWTH

Investment Objective: LONG-TERM GROWTH OF CAPITAL

In a challenging environment for growth-oriented stocks, the First American Large Cap Growth Fund (the "Fund") Class Y shares declined 26.87% for the fiscal year ended September 30, 2002 (Class A shares declined 27.08% on net asset value). Similarly, the Fund's benchmark, the Russell 1000 Growth Index, declined 22.51% over the same timeframe*.

The period began in October 2001 shortly after the terrorist attacks of September 11. In the initial months, the Federal Reserve continued to reduce interest rates in order to boost prospects for the U.S. economy. Investors anticipated an economic recovery and improved corporate earnings. As a result, growth stocks enjoyed a solid rebound, which lasted through the end of 2001.

Early in the new year, the environment began to change. Investors received troubling news of accounting problems involving a number of major companies, including Enron and Global Crossing. Later in the year, more companies were caught up in the scandals, including Worldcom. The onslaught of bad news took a toll on investor confidence and, at the same time, the economy, while moving in a positive direction, proved to be disappointing to the markets. Once again, growth stocks bore the brunt of the damage, and declined for much of the rest of the Fund's fiscal year.

Every key industry segment in the broad market moved lower over the fiscal year. However, the Fund's holdings in basic materials stocks, Ecolab, energy issues such as Apache Corporation, and retail issues such as Kohl's held up better than most. Among the weakest performing stocks were utilities issues such as Enron and Mirant, and technology issues such as Texas Instruments and EDS. Throughout the year, the Fund's technology position was reduced as this area of the market continued to face severe challenges.

It seems clear that prospects for growth stocks aren't likely to dramatically improve until the U.S. economy shows more consistent growth. Given the number of uncertainties in the market, ranging from corporate accounting issues to growing global tensions, a fair amount of volatility is likely to remain in the near term. At current valuations, investors may find large-cap growth issues attractive, which could create some positive opportunities for the Fund in the year ahead. Efforts will continue to be made to actively position the portfolio to take advantage of opportunities that may arise.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                        SINCE INCEPTION(4)
                                                   -----------------------------------------------------------
                              1 YEAR    5 YEARS    12/11/1994   8/18/1997    3/31/2000  12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------------------
Class A NAV                   -27.08%        --            --          --       -30.00%         --          --

Class A POP                   -31.09%        --            --          --       -31.57%         --          --

Class B NAV                   -27.64%     -7.13%         4.35%         --           --          --          --

Class B POP                   -31.26%     -7.47%         4.35%         --           --          --          --

Class C NAV                   -27.48%        --            --          --           --          --      -25.32%

Class C POP                   -28.99%        --            --          --           --          --      -26.79%

Class S                       -27.08%        --            --          --           --      -36.09%         --

Class Y                       -26.87%     -6.63%           --       -5.71%          --          --          --

Russell 1000 Growth Index(3)  -22.51%     -4.87%         7.01%      -3.89%      -31.52%     -30.04%     -22.51%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS B

          FIRST AMERICAN LARGE     FIRST AMERICAN LARGE
              CAP GROWTH FUND,         CAP GROWTH FUND,             RUSSELL 1000
                   CLASS B NAV              CLASS B POP          GROWTH INDEX(3)
--------------------------------------------------------------------------------
12/1992               $ 10,000                 $ 10,000                 $ 10,000
11/1995               $ 12,949                 $ 12,949                 $ 13,639
11/1996               $ 16,487                 $ 16,487                 $ 17,227
11/1997               $ 20,215                 $ 20,215                 $ 21,795
11/1998               $ 24,426                 $ 24,426                 $ 28,041
11/1999               $ 30,583                 $ 30,583                 $ 36,871
10/2000               $ 33,185                 $ 33,185                 $ 38,247
 9/2001               $ 19,259                 $ 19,259                 $ 21,824
 9/2002               $ 13,936                 $ 13,936                 $ 16,912

[CHART]

CLASS Y

           FIRST AMERICAN LARGE
               CAP GROWTH FUND,
                        CLASS Y   RUSSELL 1000 GROWTH INDEX(3)
--------------------------------------------------------------
 8/1997                $ 10,000                       $ 10,000
11/1997                $ 10,462                       $ 10,533
11/1998                $ 12,649                       $ 13,552
11/1999                $ 15,891                       $ 17,820
10/2000                $ 17,293                       $ 18,485
 9/2001                $ 10,122                       $ 10,548
 9/2002                $  7,403                       $  8,174

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On May 17, 2002, Capital Growth Fund merged into Large Cap Growth Fund, each a series of First American Investment Funds, Inc. Performance presented prior to May 17, 2002 represents that of Capital Growth Fund. On September 24, 2001, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on December 11, 2000 and, prior to that, was a separate series of Firstar Stellar Funds, inc. Performance presented prior to December 11, 2000 represents that of the Firstar Stellar Growth Equity Fund.

(2) Performance for Class A, Class C, and Class S shares is not presented. Performance for Class A and Class S is higher due to lower expenses. Performance for Class C is substantially similar to Class B due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

HEALTH SCIENCES

Investment Objective: LONG-TERM GROWTH OF CAPITAL

Last year, the stock market faced many challenges, and health care stocks were not immune to the maladies of the general market. The First American Health Sciences Fund (the "Fund") Class Y shares lost 19.44% (Class A shares declined 19.61% on net asset value) for the fiscal year. The Fund's benchmark, the S&P Health Care Composite Index, was down 22.38% for the same period*.

While health care stocks typically offer stability and protection in a volatile market due to their low correlation with the economy, the sector as a whole was not able to escape the market's challenges in the past year. Issues that affected the broader market, including economic sluggishness and global uncertainties, also played a role in the decline of health care stocks. Notably, pharmaceutical stocks, which make up a majority of the sector on a market capitalization-weighted basis, declined significantly during the period. Many of the larger pharmaceutical companies are dealing with significant fundamental issues (patent risk, inventory management and regulatory compliance) that have hurt their ability to generate acceptable profit growth. While the Fund had exposure in this sector, it was largely underweight in the group and avoided many of the blow-ups, which assisted in the Fund's out-performance in this critical sector. Among the Fund's largest contributors was Pharmacia, which is being acquired by Pfizer at a 40% premium. Pharmacia, the Fund's second largest position, was up 2.10% during the fiscal year. Among the weak performers that dragged down the Fund's performance were King Pharmaceuticals and Pfizer.

The three other major sectors represented in the health care marketplace were a mixed bag. Biotechnology stocks, another significant component in the sector, did not fare much better than pharmaceuticals. Many of the Fund's largest losers reside in the biotech sector as the inherent risk in this industry is significant. A bright spot in this difficult market was the health care services area, which includes hospitals and managed care organizations. One stock that worked particularly well for the Fund was Wellpoint Health Networks, a managed care company, which posted a gain of 34.3% during the period. Medical device companies also enjoyed sound performance; the Fund benefited from a core group of holdings including Boston Scientific and Zimmer.

In the closing months of the fiscal year, the managers concentrated the number of holdings in the Fund in an effort to improve the quality of the portfolio. While volatility is typical in a sector fund such as this, the long-term outlook for strong companies in the health care market is positive. With an aging population worldwide, demand for medical care is likely to rise. Further, given the decline in valuations, many of these stocks look attractive at levels we have not seen in years.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                     SINCE INCEPTION(4)
                                            ----------------------------------
                         1 YEAR   5 YEARS   1/31/1996    2/1/2000    9/24/2001
------------------------------------------------------------------------------
Class A NAV              -19.61%    -3.13%       0.60%         --          --

Class A POP              -24.02%    -4.22%      -0.25%         --          --

Class B NAV              -20.21%    -3.83%      -0.14%         --          --

Class B POP              -24.20%    -4.12%      -0.14%         --          --

Class C NAV              -20.25%       --          --       -4.22%         --

Class C POP              -21.85%       --          --       -4.59%         --

Class S                  -19.72%       --          --          --      -12.50%

Class Y                  -19.44%    -2.89%       0.84%         --          --

S&P Health Care
 Composite Index(3)      -22.38%     4.61%       9.44%      -1.58%     -22.38%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                FIRST AMERICAN            FIRST AMERICAN
         HEALTH SCIENCES FUND,     HEALTH SCIENCES FUND,         S&P HEALTH CARE
                   CLASS A NAV               CLASS A POP      COMPOSITE INDEX(3)
--------------------------------------------------------------------------------
1/1996                $ 10,000                  $  9,452                $ 10,000
9/1996                $  9,868                  $  9,327                $ 10,926
9/1997                $ 12,197                  $ 11,528                $ 14,704
9/1998                $  9,119                  $  8,619                $ 20,030
9/1999                $  9,673                  $  9,142                $ 19,925
9/2000                $ 15,659                  $ 14,801                $ 24,768
9/2001                $ 12,943                  $ 12,234                $ 23,720
9/2002                $ 10,405                  $  9,834                $ 18,411

[CHART]

CLASS Y

               FIRST AMERICAN
         HEALTH SCIENCES FUND,            S&P HEALTH CARE
                       CLASS Y         COMPOSITE INDEX(3)
---------------------------------------------------------
1/1996                $ 10,000                   $ 10,000
9/1996                $  9,880                   $ 10,926
9/1997                $ 12,241                   $ 14,704
9/1998                $  9,168                   $ 20,030
9/1999                $  9,772                   $ 19,925
9/2000                $ 15,840                   $ 24,768
9/2001                $ 13,124                   $ 23,720
9/2002                $ 10,573                   $ 18,411

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Health Sciences Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     The Health Sciences Fund's 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of health care stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

LARGE CAP CORE

Investment Objective: LONG-TERM GROWTH OF CAPITAL

A general market decline took a significant toll on stocks, including those of the largest companies. The First American Large Cap Core Fund (the "Fund") Class Y shares declined 21.23% for the fiscal year ended September 30, 2002 (Class A shares declined 21.46% on net asset value). Over the same 12-month period, the Fund's benchmark, the S&P 500 Composite Index, declined 20.49%*.

The period began in a very positive way, as the Federal Reserve responded to the economic setback of the September 11, 2001 terrorist attacks with additional cuts of short-term interest rates. The stock market performed solidly in the first few months of the Fund's fiscal year as investors anticipated an economic recovery. However, the market remained volatile, and a number of issues came to the forefront in early 2002, which obscured the positive economic trends, including ongoing terrorist concerns, rising global tensions, and corporate accounting scandals. As a result, stocks reversed course and declined significantly for much of the rest of the fiscal year.

While it was a challenging environment in which to find productive stocks, a few areas generated reasonable returns. Several consumer stocks, including retailers such as Kohl's and Lowe's performed well, as did auto parts retailer Autozone. The Fund also added stock of Carnival Cruise Line after it was driven down in the wake of the terrorist attack, and the stock rebounded nicely. Cash levels in the Fund were also relatively high due to the market's volatility. A number of areas detracted from performance, including stocks of companies caught up in some of the corporate governance issues, Enron and Tyco. Large pharmaceutical stocks such as Bristol-Myers, Merck, and Baxter International also declined significantly, hurting the Fund's performance.

The bear market has created a number of attractive buying opportunities in high-quality stocks. The Fund has begun to add positions in companies that are in a strong financial position and seem well-positioned for a rebound. Some of these opportunities can be found in the health care, technology, and telecommunications sectors.

Given the extent of the market's decline in recent months, it seems reasonable to expect that a recovery is in order. Good stocks are available at reasonable valuations, which may create the potential for gains in the months ahead. While the markets are likely to remain volatile on a day-to-day basis, stocks may begin to look fairly attractive when compared to other assets in the current investment environment.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                          SINCE INCEPTION(4)
                                                      ---------------------------------------------------------
                                   1 YEAR   5 YEARS   12/29/1992   1/9/1995   3/1/1999   11/27/2000   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                        -21.46%    -4.30%          --       5.40%        --           --          --

Class A POP                        -25.76%    -5.38%          --       4.62%        --           --          --

Class B NAV                        -22.06%       --           --         --     -13.09%          --          --

Class B POP                        -25.95%       --           --         --     -13.71%          --          --

Class C NAV                        -22.03%       --           --         --         --           --      -19.48%

Class C POP                        -23.62%       --           --         --         --           --      -21.05%

Class S                            -21.45%       --           --         --         --       -28.47%         --

Class Y                            -21.23%    -4.06%        4.92%        --         --           --          --

S&P 500 Composite Index(3)         -20.49%    -1.63%        8.69%      9.25%    -11.06%      -21.87%     -20.49%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                   FIRST AMERICAN LARGE          FIRST AMERICAN LARGE
                         CAP CORE FUND,                CAP CORE FUND,
                            CLASS A NAV                   CLASS A POP        S&P 500 COMPOSITE INDEX(3)
-------------------------------------------------------------------------------------------------------
 1/1995                        $ 10,000                      $  9,452                          $ 10,000
10/1995                        $ 12,347                      $ 11,666                          $ 12,603
10/1996                        $ 14,635                      $ 13,828                          $ 15,640
10/1997                        $ 17,753                      $ 16,774                          $ 20,663
10/1998                        $ 21,051                      $ 19,890                          $ 25,204
10/1999                        $ 24,823                      $ 23,453                          $ 31,671
10/2000                        $ 29,768                      $ 28,126                          $ 33,599
 9/2001                        $ 19,103                      $ 18,049                          $ 24,760
 9/2002                        $ 15,006                      $ 14,178                          $ 19,691

[CHART]

CLASS Y

                   FIRST AMERICAN LARGE
                         CAP CORE FUND,
                                CLASS Y              S&P 500 COMPOSITE INDEX(3)
-------------------------------------------------------------------------------
12/1992                        $ 10,000                                $ 10,000
10/1993                        $ 10,753                                $ 10,981
10/1994                        $ 10,813                                $ 11,406
10/1995                        $ 12,927                                $ 14,422
10/1996                        $ 15,360                                $ 17,897
10/1997                        $ 18,675                                $ 23,644
10/1998                        $ 22,203                                $ 28,840
10/1999                        $ 26,241                                $ 36,241
10/2000                        $ 31,552                                $ 38,447
10/2001                        $ 20,288                                $ 28,332
10/2002                        $ 15,981                                $ 22,531

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar LargeCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar LargeCap Core Equity Fund. Prior to January 10, 1995, the Firstar Fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

MID CAP GROWTH

Investment Objective: GROWTH OF CAPITAL

Growth stocks continued to find themselves in the midst of a serious bear market during the fiscal year ended September 30, 2002. The First American Mid Cap Growth Fund (the "Fund") was hard hit, with Class Y shares declining 22.63% (Class A shares declined 22.74% at net asset value). The Fund lagged its benchmark, the Russell MidCap Growth Index, which declined 15.50% over the same period*.

As has been the case since the bear market began in early 2000, growth stocks have borne the brunt of investors' wrath. During the past 12 months, many companies continued to struggle to meet profit expectations. This fact proved to be particularly damaging to prospects for growth stocks, and the issues owned in the Fund were no exception. There was some positive movement in the first few months of the period, which occurred on the heels of a major selloff in stocks triggered by the events of September 11, 2001. After the immediate impact of the terrorist attacks faded, investors were initially encouraged about prospects for a better profit environment, and the Fund benefited as a result through the end of 2001, into the early months of 2002.

The environment quickly changed as investors became unsettled about the inability of many companies to meet profit expectations.From early 2002 forward, mid-cap growth stocks as a whole generally declined. As has been the case for much of the bear market cycle, technology stocks proved to be a particularly weak sector. Given the challenges of the market, the Fund took a somewhat more defensive approach, which included holding more cash than is typical, and avoiding any significant concentration in any specific sector of the market. In particular, throughout most of the period, the Fund had a below-average position in technology and telecommunications stocks, which continued to lag the market as a whole.

The Fund benefited during the year from contributions among some retail stocks such as Michael's Stores, and a variety of other issues. Among the best performers were the gaming software company International Gaming Technology and the medical firm Zimmer Holdings. Among the stocks that were most detrimental were the software company Siebel Systems and financial provider Bisys Group.

Despite the troubles of recent years, mid-cap growth stocks may be attractively positioned going forward. Given current valuations and the extent of the market's downturn, there is reason to be optimistic that the next year will be more productive for investors in this segment of the market, and the Fund will be positioned accordingly.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                              SINCE INCEPTION(4)
                                                                --------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   2/18/1997   8/7/1998   2/01/1999   9/24/2001
------------------------------------------------------------------------------------------------------------
Class A NAV                       -22.74%    -4.60%      7.32%         --         --          --          --

Class A POP                       -27.01%    -5.68%      6.72%         --         --          --          --

Class B NAV                       -23.47%       --         --          --      -6.72%         --          --

Class B POP                       -27.30%       --         --          --      -6.90%         --          --

Class C NAV                       -23.44%       --         --          --         --       -9.44%         --

Class C POP                       -24.90%       --         --          --         --       -9.69%         --

Class S                           -22.74%       --         --          --         --          --      -21.03%

Class Y                           -22.63%    -4.34%        --       -0.41%        --          --          --

Russell MidCap Growth Index(3)    -15.50%    -4.06%      6.95%       0.05%     -0.88%      -8.62%     -15.50%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                FIRST AMERICAN         FIRST AMERICAN
          MID CAP GROWTH FUND,   MID CAP GROWTH FUND,    RUSSELL MIDCAP
                   CLASS A NAV            CLASS A POP   GROWTH INDEX(3)
-----------------------------------------------------------------------
9/1992                $ 10,000               $  9,452          $ 10,000
9/1993                $ 13,689               $ 12,936          $ 12,023
9/1994                $ 13,356               $ 12,621          $ 12,315
9/1995                $ 17,989               $ 16,999          $ 15,968
9/1996                $ 21,198               $ 20,031          $ 18,576
9/1997                $ 25,658               $ 24,245          $ 24,082
9/1998                $ 22,309               $ 21,081          $ 21,826
9/1999                $ 29,378               $ 27,761          $ 29,943
9/2000                $ 51,836               $ 48,982          $ 48,020
9/2001                $ 26,240               $ 24,796          $ 23,161
9/2002                $ 20,274               $ 19,158          $ 19,571

[CHART]

CLASS Y

                FIRST AMERICAN
          MID CAP GROWTH FUND,    RUSSELL MIDCAP
                       CLASS Y   GROWTH INDEX(3)
------------------------------------------------
2/1997                $ 10,000          $ 10,000
9/1997                $ 12,193          $ 12,338
9/1998                $ 10,633          $ 11,182
9/1999                $ 14,032          $ 15,341
9/2000                $ 24,820          $ 24,603
9/2001                $ 12,604          $ 11,867
9/2002                $  9,769          $ 10,027

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On August 7, 1998, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance prior to August 7, 1998, is that of the Piper Emerging Growth Fund.

     The Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

MID CAP CORE

Investment Objective: CAPITAL APPRECIATION

With investor confidence sagging through much of 2002, mid-cap stocks moved in a negative direction, though they generally fared better than the stock market as a whole. For its fiscal year ending September 30, 2002, the First American Mid Cap Core Fund (the "Fund") Class Y shares fell by 6.39% (Class A shares lost 6.64% on net asset value). The Fund's benchmark, the S&P 400 MidCap Index, declined 4.70% for the period*.

A trend that began in earlier years continued for much of the past fiscal year, as mid-cap stocks tended to outpace their blue-chip counterparts. With issues such as corporate accounting scandals taking a major toll on a number of well-known companies, many of the firms in the mid-cap universe escaped those problems as few concerns surfaced about accounting problems at smaller companies. In addition, earnings on mid-cap stocks generally held up better than for the market as a whole. In the closing months of the Fund's fiscal year, damage from the bear market broadened, and mid-cap stocks declined comparably to the rest of the equity market.

Although the environment presented serious challenges, several stocks performed well for the Fund during the year. One area of strength was the education market, where two post-secondary education companies, Corinthian Colleges and Career Education, generated solid returns. The food company Dreyer's Grand Ice Cream turned in positive results and accepted a buyout from Nestle's, boosting its stock price. USA Interactive and Westwood One, both media companies, also performed well. Among the stocks detracting from performance was King Pharmaceuticals, which struggled due to a number of issues that arose from some of its high-profit drugs. Polycom, a video-conferencing company that experienced disappointing business, and Health South, which saw Medicare payments for its rehabilitation services decline, also hurt portfolio performance.

The Fund remains well-diversified with a broad mix of stocks from the mid-cap universe, including a mild preference for growth-oriented stocks.

A rebound in stock performance will likely hinge on faster economic growth, which may be dependent in large part on increasing corporate expenditures-something that has been lacking in recent years. As the year progresses, we anticipate that business spending will pick up, which should give a number of stocks a reasonable boost. Given the current low valuations of many stocks, the Fund is seeking to position itself to benefit from a more favorable economic environment in the months to come.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                          SINCE INCEPTION(4)
                                                            ---------------------------------------------
                              1 YEAR   5 YEARS   10 YEARS   1/9/1995   3/01/1999   12/11/2000   9/24/2001
---------------------------------------------------------------------------------------------------------
Class A NAV                    -6.64%    -0.02%        --       8.30%         --           --          --

Class A POP                   -11.77%    -1.15%        --       7.51%         --           --          --

Class B NAV                    -7.36%       --         --         --        2.08%          --          --

Class B POP                   -11.99%       --         --         --        1.54%          --          --

Class C NAV                    -7.20%       --         --         --          --           --       -3.99%

Class C POP                    -9.06%       --         --         --          --           --       -5.88%

Class S                        -6.58%       --         --         --          --       -15.43%         --

Class Y                        -6.39%     0.22%      8.57%        --          --           --          --

S&P MidCap 400 Index(3)        -4.70%     5.39%     12.57%     13.47%       4.23%      -11.80%      -4.70%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

               FIRST AMERICAN       FIRST AMERICAN
           MID CAP CORE FUND,   MID CAP CORE FUND,     S&P MIDCAP 400
                  CLASS A NAV          CLASS A POP           INDEX(3)
---------------------------------------------------------------------
 1/1995              $ 10,000             $  9,452           $ 10,000
10/1995              $ 12,873             $ 12,166           $ 12,449
10/1996              $ 14,453             $ 13,658           $ 14,608
10/1997              $ 17,658             $ 16,688           $ 19,381
10/1998              $ 16,615             $ 15,702           $ 20,681
10/1999              $ 16,832             $ 15,907           $ 25,038
10/2000              $ 24,783             $ 23,421           $ 32,962
 9/2001              $ 19,826             $ 18,736           $ 27,636
 9/2002              $ 18,510             $ 17,493           $ 26,338

[CHART]

CLASS Y

               FIRST AMERICAN
           MID CAP CORE FUND,           S&P MIDCAP
                      CLASS Y         400 INDEX(3)
--------------------------------------------------
10/1992              $ 10,000             $ 10,000
10/1993              $ 11,615             $ 12,153
10/1994              $ 11,937             $ 12,443
10/1995              $ 15,015             $ 15,082
10/1996              $ 16,905             $ 17,698
10/1997              $ 20,699             $ 23,480
10/1998              $ 19,526             $ 25,055
10/1999              $ 19,831             $ 30,334
10/2000              $ 29,268             $ 39,935
 9/2001              $ 23,462             $ 34,963
 9/2002              $ 21,954             $ 31,909

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the Mid Cap Core Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Core Equity Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP GROWTH

Investment Objective: GROWTH OF CAPITAL

Growth stocks continued to struggle in the ongoing bear market environment throughout the fiscal year. As a result, the First American Small Cap Growth Fund (the "Fund") Class Y shares declined 22.00% during the period (Class A shares declined 22.07% on net asset value). For the same period, the Fund's benchmark, the Russell 2000 Growth Index, was down 18.16%*.

The fiscal year began on the heels of a significantly difficult year that was capped by the terrorist attacks of September 11, 2001. In the closing months of 2001, there seemed to be reason for optimism. All indications pointed to an economy in recovery, fueling expectations that improved corporate profits wouldn't be far behind. This was a particularly important trend for growth stocks, which generally move higher on good earnings news.

Unfortunately, the optimism began to fade near the onset of 2002. A number of large companies became embroiled in accounting irregularities, events that shook investor confidence throughout the equity market. In addition, investors became wary of some economic signals, which lowered expectations for corporate earnings. As a result, growth stocks resumed their downward trend and reached extremely low levels in July and, then again, in September, the closing month of the Fund's fiscal year.

In such a negative environment, an extra premium was placed on analysis and individual stock selection. The Fund took a fairly neutral approach to the market, avoiding significant commitments to any particular sector. Most notably, the portfolio de-emphasized technology and telecommunications issues, which continued to be among the hardest hit areas of the market. Cash levels were also slightly higher than is usually the case, contributing to the Fund's defensive posture.

Stocks of companies that managed to generate solid results helped the Fund's performance. Among the contributors were Take Two Interactive Software, a computer game maker, and two health care related stocks, Amylin Pharmaceuticals and Techne Corporation. On the downside, two stocks related to the struggling broadband communications industry hurt the Fund's returns, including Centillium Corporation and Microtune Inc.

The bear market has lasted for more than two-and-one-half years, but it appears to be close to wearing down. Stock valuations have been hard hit, and investors may begin to recognize long-term growth opportunities. Small-cap growth stocks have sometimes performed well coming out of such an environment, and this could potentially happen again. As more encouraging economic signals appear, the Fund will position itself to take advantage of any opportunities.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                       SINCE INCEPTION(4)
                                                              -----------------------------------
                              1 YEAR    5 YEARS   10 YEARS    7/31/1998     2/1/1999    9/24/2001
-------------------------------------------------------------------------------------------------
Class A NAV                   -22.07%     -3.31%      6.51%          --           --           --

Class A POP                   -26.38%     -4.40%      5.91%          --           --

Class B NAV                   -22.70%        --         --        -4.02%          --           --

Class B POP                   -26.57%        --         --        -4.34%          --           --

Class C NAV                   -22.69%        --         --           --        -6.68%          --

Class C POP                   -24.22%        --         --           --        -6.94%          --

Class S                       -22.07%        --         --           --           --       -21.00%

Class Y                       -22.00%        --         --        -3.05%          --           --

Russell 2000 Growth Index(3)  -18.16%     -9.49%      3.49%       -8.69%       -9.89%      -18.16%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                     FIRST AMERICAN           FIRST AMERICAN
             SMALL CAP GROWTH FUND,   SMALL CAP GROWTH FUND,      RUSSELL 2000
                        CLASS A NAV              CLASS A POP   GROWTH INDEX(3)
------------------------------------------------------------------------------
9/1992                     $ 10,000                 $  9,452          $ 10,000
9/1993                     $ 12,453                 $ 11,766          $ 12,920
9/1994                     $ 12,717                 $ 12,016          $ 13,031
9/1995                     $ 14,480                 $ 13,682          $ 16,706
9/1996                     $ 15,260                 $ 14,419          $ 18,813
9/1997                     $ 22,229                 $ 21,004          $ 23,206
9/1998                     $ 18,084                 $ 17,087          $ 17,443
9/1999                     $ 25,517                 $ 24,110          $ 23,134
9/2000                     $ 41,356                 $ 39,076          $ 29,997
9/2001                     $ 24,107                 $ 22,778          $ 17,223
9/2002                     $ 18,786                 $ 17,750          $ 14,095

[CHART]

CLASS Y

                     FIRST AMERICAN
             SMALL CAP GROWTH FUND,         RUSSELL 2000
                            CLASS Y      GROWTH INDEX(3)
--------------------------------------------------------
7/1998                     $ 10,000             $ 10,000
9/1998                     $  8,383             $  8,471
9/1999                     $ 11,856             $ 11,235
9/2000                     $ 19,275             $ 14,568
9/2001                     $ 11,267             $  8,364
9/2002                     $  8,788             $  6,845

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater volatility than stocks of larger companies and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On July 31, 1998, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to July 31, 1998, is that of the Piper Small Companies Growth Fund. On September 21, 1996, shareholders approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the Fund's investment policies were revised.

     The Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP CORE

Investment Objective: CAPITAL APPRECIATION

As the bear market continued throughout the fiscal year, small stocks managed to avoid many of the problems, but still lost ground. The First American Small Cap Core Fund (the "Fund") Class Y shares declined 4.19% for the fiscal year ended September 30, 2002 (Class A shares declined 4.56% on net asset value). Over the same 12 months, the Fund's benchmark, the S&P SmallCap 600 Index, declined 1.79%*.

Small-cap stocks appeared attractively valued in comparison to larger stocks as the fiscal year began, and that was borne out in an early rally that favored this segment of the market. The Fund enjoyed solid gains in the first half of its fiscal year. However, the environment changed in April 2002 as investors became concerned that the U.S. economy was not meeting expectations for recovery. Other issues also hampered investor psychology, including concerns about global conflicts and credibility over corporate accounting problems. Investors began to pull money out of what were viewed as more risky areas of the market. As a result, a major sell-off in small-cap stocks occurred for much of the rest of the period.

A number of stocks performed well, particularly in the earlier part of the year. Among the Fund's biggest contributors was Performance Food Group, a fast-growing food distribution company. Hospital firms such as Community Health Systems and Triad Hospitals generated positive results, as did retail companies Gymboree and Advanced Auto Parts. Among the detractors from Fund performance were two semiconductor stocks, Entegris and ATMI, that started the year well, but lost ground as sales of semiconductor chips turned disappointing. Weakness in consumer stocks also took a toll, including poor returns from cable TV providers Insight Communications and Rogers Communications. Although the Fund cut back on holdings in the weak telecommunications sector, one holding that had a particularly negative impact on the Fund was the wireless firm Airgate PCS.

The downturn that plagued the market in recent months created positive buying opportunities for the Fund. In particular, positions have been increased in the hard-hit energy sector, which appears well-positioned for a rebound. The number of stocks in the Fund has been reduced, allowing the portfolio to own larger positions in favored issues. This could prove effective for the Fund, as the portfolio has been able to build its holdings in high-quality companies with strong franchises and a dominant position in their marketplace. While we anticipate a volatile market in the near term, we expect to see an improving environment over the next year.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                       SINCE INCEPTION(4)
                                                              -----------------------------------
                              1 YEAR   5 YEARS     10 YEAR    12/31/1993     3/6/1995   9/24/2001
-------------------------------------------------------------------------------------------------
Class A NAV                    -4.56%     0.44%       9.69%           --           --          --

Class A POP                    -9.83%    -0.69%       9.07%           --           --          --

Class B NAV                    -5.23%    -0.24%         --            --         5.76%         --

Class B POP                    -9.64%    -0.50%         --            --         5.76%         --

Class C NAV                    -5.09%       --          --            --           --       -3.02%

Class C POP                    -6.91%       --          --            --           --       -4.87%

Class S                        -4.48%     0.49%         --          6.41%          --          --

Class Y                        -4.19%     0.74%       9.96%           --           --          --

S&P SmallCap 600 Index(3)      -1.79%     0.83%      10.93%         8.41%        9.92%      -1.79%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                 FIRST AMERICAN          FIRST AMERICAN
           SMALL CAP CORE FUND,     SMALL CAP CORE FUND,           S&P SMALL CAP
                    CLASS A NAV             CLASS A POP             600 INDEX(3)
--------------------------------------------------------------------------------
11/1992                $ 10,000                 $  9,452                $ 10,000
11/1993                $ 11,975                 $ 11,320                $ 11,871
11/1994                $ 12,858                 $ 12,155                $ 11,436
11/1995                $ 15,619                 $ 14,764                $ 14,977
11/1996                $ 16,924                 $ 15,998                $ 18,255
11/1997                $ 20,216                 $ 19,110                $ 22,735
11/1998                $ 17,347                 $ 16,399                $ 21,516
11/1999                $ 20,334                 $ 19,221                $ 23,776
10/2000                $ 26,362                 $ 24,920                $ 28,589
 9/2001                $ 23,033                 $ 21,773                $ 25,396
 9/2002                $ 21,983                 $ 20,780                $ 24,940

[CHART]

CLASS Y

                        FIRST AMERICAN
                  SMALL CAP CORE FUND,       S&P SMALL CAP
                               CLASS Y        600 INDEX(3)
----------------------------------------------------------
11/1992                       $ 10,000            $ 10,000
11/1993                       $ 11,971            $ 11,871
11/1994                       $ 12,876            $ 11,436
11/1995                       $ 15,670            $ 14,977
11/1996                       $ 17,046            $ 18,255
11/1997                       $ 20,416            $ 22,735
11/1998                       $ 17,578            $ 21,516
11/1999                       $ 20,665            $ 23,776
10/2000                       $ 26,866            $ 28,589
 9/2001                       $ 23,510            $ 25,396
 9/2002                       $ 22,526            $ 24,940

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the Small Cap Core Fund became the successor by merger to the Firstar SmallCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar SmallCap Core Equity Fund. The Firstar SmallCap Core Equity Fund was organized on November 27, 2000, and prior to that, was a separate series of Mercantile Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

EMERGING MARKETS

Investment Objective: LONG-TERM GROWTH OF CAPITAL

Typically, volatile emerging markets actually provided a source of refuge from a bear market environment in the 12-month period ended September 30, 2002. The First American Emerging Markets Fund (the "Fund") Class Y shares gained 6.10% for the fiscal year (Class A shares returned 5.96% at net asset value). By comparison, the Fund's benchmark index, the MSCI Emerging Markets Free Index, earned 8.15%*.

The period began in October 2001 as a globally felt recession was nearing an end. Investors appeared to give, what had been hard-hit emerging markets, the early benefit of what was expected to become a more favorable environment in 2002. While economic results turned out to be a bit mixed around the world, a number of developing markets were able to capitalize on some favorable trends. Asian markets in particular performed quite well. These nations not only benefited from increased manufacturing activity for export markets, but also saw very strong domestic consumer demand. Eastern European markets also generated positive results. The clear weak link in the emerging market universe were Latin American countries, where economic and political issues had an overriding impact.

The Fund began the fiscal year with a fairly balanced portfolio from a regional perspective. However, the emphasis was quickly shifted to favor Asian and Eastern European markets. This included a particular focus on South Korea, Thailand, and Russia. Among the prominent contributors to the Fund's performance were Hite Brewery and Hyundai Motors in Korea, Bangkok Bank, and Land and Houses in Thailand, and two oil companies, Lukoil Holdings and Yukos in Russia. Detracting from performance were weak returns from stocks in Latin America, most notably, Brazil, which is in the midst of political upheaval. As a result, the Fund reduced its position in this region.

The Fund utilizes a "top-down" investment style, determining first which regions and markets are best positioned to benefit from current economic and market trends. From that point, individual stock selections are made within the most attractive emerging market nations. Stock selection is based on fundamental research and an assessment of the company's earnings growth prospects.

Going forward, we expect that the Pacific Basin will continue to provide investment opportunities. While there has been some disappointment about the strength of the global economic recovery, it seems likely that trends should continue to move in a positive direction. In this environment, we believe emerging markets should continue to provide attractive return opportunities for investors.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                            SINCE INCEPTION(4)
                                               --------------------------------------------
                           1 YEAR   5 YEARS   11/9/1993    8/7/1998    2/1/2000   9/24/2001
-------------------------------------------------------------------------------------------
Class A NAV                  5.96%   -10.75%      -5.17%         --          --          --

Class A POP                  0.16%   -11.75%      -5.77%         --          --          --

Class B NAV                  5.06%       --          --       -4.45%         --          --

Class B POP                  0.06%       --          --       -4.91%         --          --

Class C NAV                  5.17%       --          --          --      -16.82%         --

Class C POP                  3.11%       --          --          --      -17.13%         --

Class S                      5.77%       --          --          --          --        8.40%

Class Y                      6.10%       --          --       -3.46%         --          --

MSCI Emerging
  Markets Free Index(3)      8.15%    -9.92%      -4.11%       4.74%     -19.68%       8.15%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

            FIRST AMERICAN EMERGING
                      MARKETS FUND,         FIRST AMERICAN EMERGING         MSCI EMERGING MARKETS
                         CLASS A NA       MARKETS FUND, CLASS A POP                 FREE INDEX(3)
-------------------------------------------------------------------------------------------------
11/1993                    $ 10,000                        $  9,452                     $ 10,000
 9/1994                    $ 11,920                        $ 11,267                     $ 12,615
 9/1995                    $  7,300                        $  6,900                     $ 10,380
 9/1996                    $  8,850                        $  8,365                     $ 10,922
 9/1997                    $ 11,016                        $ 10,412                     $ 11,638
 9/1998                    $  5,628                        $  5,319                     $  6,075
 9/1999                    $  6,791                        $  6,419                     $  9,508
 9/2000                    $  8,527                        $  8,059                     $  9,547
 9/2001                    $  5,888                        $  5,566                     $  6,382
 9/2002                    $  6,240                        $  5,898                     $  6,902

[CHART]

CLASS Y

        FIRST AMERICAN EMERGING
                  MARKETS FUND,       MSCI EMERGING MARKETS
                        CLASS Y               FREE INDEX(3)
-----------------------------------------------------------
8/1998                 $ 10,000                    $ 10,000
9/1998                 $  7,730                    $ 10,634
9/1999                 $  9,354                    $ 16,645
9/2000                 $ 11,774                    $ 16,714
9/2001                 $  8,143                    $ 11,172
9/2002                 $  8,640                    $ 12,083

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices. The risks of international investing are particularly significant in emerging markets.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On August 7, 1998, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund, a series of Piper Global Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented from June 21, 1996, to August 7, 1998, is that of Piper Emerging Markets Growth Fund for which Edinburgh Fund Managers acted as subadvisor. Performance prior to June 21, 1996, is that of the Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust company acted as subadvisor.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of securities from emerging markets that are open to foreign investors.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

INTERNATIONAL

Investment Objective: LONG-TERM GROWTH OF CAPITAL

A volatile investment environment proved to be challenging for global investors for the 12-month period ended September 30, 2002. As a result, the First American International Fund (the "Fund") Class Y shares declined 18.05% (Class A shares declined 18.19% on net asset value). By comparison, the Fund's benchmark, the MSCI EAFE Index, lost 15.26% over the same timeframe*.

The early months of the period were among the most productive overall. In the aftermath of the tragic terrorist attacks of September 11, 2001, signs of recovery in global economies gave world markets a boost. European stocks performed particularly well. However, the new year brought about increasing concerns about the strength of any recovery, and stocks resumed the struggles that began two years ago.

One of the more favorable surprises during the past year was the performance of Japan's market. Stocks in Japan have generally been in decline for more than a decade. However, signs that much-needed economic reforms might be making some headway created a more encouraging environment for investors, and the Japanese market managed to hold up better than most during the 12-month period. The Fund maintained a strong position in Japan, and its weighting in that market actually increased by the end of the fiscal year. Among the most notable contributors to performance in this area were Brother Industries and Shiseido Pharmaceuticals.

Other Pacific Basin markets, such as Australia and Hong Kong, performed relatively well. Australia benefited, in large part, from favorable price trends on commodities, an important aspect of business in that nation. However, the Fund's exposure to Australian stocks was more limited than that of the benchmark.

The biggest disappointment over the 12 months was the European markets. Within the region, the Fund's leaning toward growth-oriented stocks proved to be a disadvantage for much of the year, as investors appeared to favor issues that offered more attractive valuations. Europe's economic sluggishness took a toll on corporate earnings, and that had a particularly negative impact on the Fund's return. Industrial stocks and health care issues struggled most significantly.

While the effort to achieve a full-fledged economic recovery seems to have stalled in the past year, we expect the global economic environment to improve in the months ahead. Japan and other Asian nations, as well as emerging market countries, appear to be positioned to benefit from a global economic turnaround. Eventually, European markets may respond more favorably as well. The Fund is putting greater emphasis on stocks of companies that appear to be well-positioned to benefit from an economic recovery. Once economic activity increases, these companies should see better profit improvement, which is likely to be reflected in improving stock prices.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                   SINCE INCEPTION(4)
                                                 -----------------------------------------------------
                             1 YEAR   5 YEARS    4/4/1994   4/24/1994   5/2/1994   3/6/1995  9/24/2001
------------------------------------------------------------------------------------------------------
Class A NAV                  -18.19%    -3.88%         --          --       1.05%        --         --

Class A POP                  -22.76%    -4.96%         --          --       0.38%        --         --

Class B NAV                  -18.94%    -4.59%         --          --         --       1.16%        --

Class B POP                  -22.99%    -4.87%         --          --         --       1.16%        --

Class C NAV                  -18.97%       --          --          --         --         --     -14.46%

Class C POP                  -20.60%       --          --          --         --         --     -16.10%

Class S                      -18.42%    -3.95%         --        1.22%        --         --         --

Class Y                      -18.05%    -3.61%       1.47%         --         --         --         --

MSCI EAFE Index(3)           -15.26%    -5.37%      -0.04%      -0.04%      0.03%     -0.31%    -15.26%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

               FIRST AMERICAN         FIRST AMERICAN
          INTERNATIONAL FUND,    INTERNATIONAL FUND,
                  CLASS A NAV            CLASS A POP       MSCI EAFE INDEX(3)
-----------------------------------------------------------------------------
 5/1994              $ 10,000               $  9,452                 $ 10,000
11/1994              $  9,778               $  9,242                 $  9,998
11/1995              $ 10,641               $ 10,058                 $ 10,788
11/1996              $ 11,920               $ 11,266                 $ 12,092
11/1997              $ 12,220               $ 11,550                 $ 12,076
11/1998              $ 14,097               $ 13,324                 $ 14,103
11/1999              $ 19,260               $ 18,204                 $ 17,127
10/2000              $ 18,562               $ 17,545                 $ 16,107
 9/2001              $ 13,365               $ 12,632                 $ 11,830
 9/2002              $ 10,921               $ 10,322                 $ 10,024

[CHART]

CLASS Y

                    FIRST AMERICAN
               INTERNATIONAL FUND,
                           CLASS Y         MSCI EAFE INDEX(3)
-------------------------------------------------------------
 4/1994                   $ 10,000                   $ 10,000
11/1994                   $  9,924                   $  9,943
11/1995                   $ 10,807                   $ 10,729
11/1996                   $ 12,147                   $ 12,025
11/1997                   $ 12,497                   $ 12,010
11/1998                   $ 14,458                   $ 14,025
11/1999                   $ 19,817                   $ 17,032
10/2000                   $ 19,167                   $ 16,017
 9/2001                   $ 13,813                   $ 11,764
 9/2002                   $ 11,320                   $  9,968

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On July 1, 2001, Clay Finlay Inc. was hired as subadvisor to manage the Fund's assets. On September 24, 2001, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both subadvised by Clay Finlay Inc. Performance history prior to September 24, 2001, represents that of the Firstar International Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong, and Singapore.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

BOND IMMDEX(TM)

Investment Objective: HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

In the declining interest-rate environment of the past fiscal year, bonds generally offered positive returns relative to other markets. The First American Bond IMMDEX(TM) Fund (the "Fund") Class Y shares gained 6.44% (Class A shares earned 6.18% over the same period). By comparison, the Fund's benchmark, the Lehman U.S. Government/Credit Bond Index, gained 9.21% in the same period*.

The widely held belief that a recovery was in full bloom early in the fiscal year gave way to concern that it would not be as vibrant as anticipated. As a result, treasury yields ended the period sharply lower than where they had begun. This is a somewhat surprising development given the historically low level to which interest rates had already moved at the conclusion of the prior fiscal year. In that environment, the Fund's holdings of government bonds performed very well. An emphasis in 5- to 10-year maturity government securities proved particularly helpful to the Fund, relatively speaking.

The news was not as good for corporate bonds. A variety of concerns, ranging from accounting scandals to economic uncertainty, took a toll on this market sector. Names like Enron, Global Crossing, and Worldcom dominated the news and, in fact, these issues hurt the performance of the Fund. Additionally, less well-reported problems in other names, such as those in the airline industry, further challenged the Fund. The Fund's duration neutral posture ensured that these negative developments were not compounded by a bad call on interest rates.

As the year came to an end, the Fund held a slightly higher weighting in corporate bonds than that of the benchmark. Given expectations that the U.S. economy should be improving more noticeably from here, it is reasonable to expect confidence in companies' credit worthiness to enhance the prospects for corporate bond results. As such, management thinks that this area is likely to outperform the government market over the next 12 months. In the near term, management is cautious as 2002 comes to a close, but the spread advantage in corporate bonds may begin to pay off once this period of illiquidity and market jitters is past.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                                             SINCE INCEPTION(4)
                                                                            --------------------------------------------------
                                     1 YEAR       5 YEARS      10 YEARS      1/9/1995      3/1/1999    12/11/2000    9/24/2001
------------------------------------------------------------------------------------------------------------------------------
Class A NAV                           6.18%         7.10%           --          8.17%           --            --            --

Class A POP                           1.68%         6.17%           --          7.57%           --            --            --

Class B NAV                           5.39%           --            --            --          6.35%           --            --

Class B POP                           0.39%           --            --            --          5.62%           --            --

Class C NAV                           5.37%           --            --            --            --            --          6.03%

Class C POP                           3.38%           --            --            --            --            --          4.02%

Class S                               6.20%           --            --            --            --          8.76%           --

Class Y                               6.44%         7.36%         7.26%           --            --            --            --

Lehman U.S. Government/Credit
  Bond Index(3)                       9.21%         7.93%         7.44%         8.55%         8.06%         9.21%        10.16%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

           FIRST AMERICAN BOND    FIRST AMERICAN BOND               LEHMAN U.S.
              IMMDEX(TM) FUND,       IMMDEX(TM) FUND,    GOVERNMENT/CREDIT BOND
                   CLASS A NAV            CLASS A POP                  INDEX(3)
-------------------------------------------------------------------------------
 1/1995              $  10,000              $   9,576                 $  10,000
10/1995              $  11,570              $  11,080                 $  11,344
10/1996              $  12,155              $  11,640                 $  11,955
10/1997              $  13,210              $  12,650                 $  13,008
10/1998              $  14,414              $  13,803                 $  14,344
10/1999              $  14,407              $  13,796                 $  14,249
10/2000              $  15,414              $  14,760                 $  15,262
 9/2001              $  17,278              $  16,545                 $  17,165
 9/2002              $  18,345              $  17,568                 $  18,750

[CHART]

CLASS Y

           FIRST AMERICAN BOND                LEHMAN U.S.
              IMMDEX(TM) FUND,     GOVERNMENT/CREDIT BOND
                       CLASS Y                   INDEX(3)
---------------------------------------------------------
10/1992              $  10,000                  $  10,000
10/1993              $  11,330                  $  11,363
10/1994              $  10,889                  $  10,836
10/1995              $  12,660                  $  12,588
10/1996              $  13,338                  $  13,267
10/1997              $  14,525                  $  14,436
10/1998              $  15,892                  $  15,919
10/1999              $  15,923                  $  15,813
10/2000              $  17,084                  $  16,940
 9/2001              $  19,192                  $  19,052
 9/2002              $  20,427                  $  20,808

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the Bond IMMDEX(TM) Fund became the successor by merger to the Firstar Bond IMMDEX(TM) Fund, a series of Firstar Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of the Firstar Bond IMMDEX(TM) Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate-debt securities, in each case with maturities of not less than one year.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

FIXED INCOME

Investment Objective: HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

The bond market enjoyed a generally favorable environment, and the First American Fixed Income Fund (the "Fund") Class Y shares returned 6.04% for the fiscal year ended September 30, 2002. (Class A shares were up 5.77% on net asset value). By comparison, the Fund's benchmark, the Lehman U.S. Aggregate Bond Index, generated a return of 8.60% over the same period*.

The fiscal year began on the heels of the tragedy of the terrorist attacks of September 11, 2001. In the aftermath of that event, it appeared that investors began to anticipate an economic recovery. Initially, that boosted the fortunes of corporate bonds, which were among the market's best performers. The Fund's heavy emphasis on corporate issues initially proved to be strategically effective.

As the calendar turned to 2002, the environment changed. Numerous revelations of corporate accounting irregularities began to take a toll on investor confidence, and that was reflected in weakened performance of corporate debt securities. The Fund was specifically hurt by its holdings in a number of companies directly involved in the accounting issues, including Enron and Worldcom. However, positions in investment-grade bonds issued by financial firms performed better within the Fund. Eventually, the Fund's corporate bond position was reduced.

The Fund's mortgage-backed securities performed well in the first few months of the fiscal year, but started to lag the performance of Treasury bonds as interest rates came down again in 2002. In recent months, as these issues became more attractively priced, the Fund's position in mortgage-backed issues was increased. At the same time, Treasury holdings were reduced, with the anticipation that interest rates on government-issued bonds are approaching a low point.

The Fund has maintained a neutral stance in terms of interest-rate sensitivity. As the fiscal year came to an end, yields on long-term bonds were significantly higher than those of short-term securities. The difference narrowed a bit in the closing months of the fiscal year, but it appears that there still may be additional narrowing ahead. In general, it is anticipated that after an extended downward trend, interest rates in general will begin to move higher in the months ahead, assuming the U.S. economy improves. The Fund is likely to take a bit more cautious approach in regard to its interest-rate structure as signs of a change in the interest-rate environment become apparent.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                                                             SINCE INCEPTION(4)
                                                                            --------------------------------------------------
                                        1 YEAR    5 YEARS      10 YEARS     2/4/1994     8/15/1994      2/1/1999     9/24/2001
------------------------------------------------------------------------------------------------------------------------------
Class A NAV                              5.77%      6.70%         6.48%           --            --            --            --

Class A POP                              1.32%      5.77%         6.02%           --            --            --            --

Class B NAV                              5.12%      5.95%           --            --          6.36%           --            --

Class B POP                              0.12%      5.63%           --            --          6.36%           --            --

Class C NAV                              5.02%        --            --            --            --          5.18%           --

Class C POP                              3.02%        --            --            --            --          4.91%           --

Class S                                  5.77%        --            --            --            --            --          6.51%

Class Y                                  6.04%      6.97%           --          6.62%           --            --            --

Lehman U.S. Aggregate Bond Index(3)      8.60%      7.83%         7.37%         7.49%         8.17%         7.98%         8.60%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

              FIRST AMERICAN      FIRST AMERICAN        LEHMAN U.S.
          FIXED INCOME FUND,  FIXED INCOME FUND,     AGGREGATE BOND
                 CLASS A NAV         CLASS A POP           INDEX(3)
-------------------------------------------------------------------
9/1992             $  10,000           $   9,578          $  10,000
9/1993             $  10,920           $  10,460          $  10,998
9/1994             $  10,602           $  10,155          $  10,643
9/1995             $  11,957           $  11,453          $  12,140
9/1996             $  12,512           $  11,985          $  12,734
9/1997             $  13,545           $  12,974          $  13,971
9/1998             $  15,211           $  14,568          $  15,580
9/1999             $  14,804           $  14,180          $  15,523
9/2000             $  17,708           $  16,961          $  18,759
9/2001             $  18,730           $  17,940          $  20,371
9/2002

[CHART]

CLASS Y

              FIRST AMERICAN        LEHMAN U.S.
          FIXED INCOME FUND,     AGGREGATE BOND
                     CLASS Y           INDEX(3)
-----------------------------------------------
2/1994             $  10,000          $  10,000
9/1994             $   9,677          $   9,712
9/1995             $  10,921          $  11,078
9/1996             $  11,457          $  11,620
9/1997             $  12,434          $  12,752
9/1998             $  14,009          $  14,219
9/1999             $  13,668          $  14,165
9/2000             $  14,568          $  15,155
9/2001             $  16,428          $  17,119
9/2002             $  17,419          $  18,589

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

HIGH YIELD BOND

Investment Objective: HIGH CURRENT INCOME

With the U.S. economy proving to be surprisingly sluggish, the market for high-yield bonds was generally unfavorable. In this challenging environment, the First American High Yield Bond Fund (the "Fund") Class Y shares declined 6.33% for the fiscal year ended September 30, 2002 (Class A shares were down 6.66% on net asset value). The Fund's benchmark, the Lehman Corporate High Yield Index, declined 2.29% during the same period*.

The fiscal year began in a favorable way for high-yield bonds. In the closing months of 2001, the U.S. was bouncing back from the impact of the terrorist attacks of September 11, and investors appeared encouraged by prospects for an economic recovery. But, by January, a series of startling revelations about corporate accounting scandals began to shake investor confidence. This had a particularly negative impact on what are viewed as higher-risk securities, including those of lower-rated bond issuers. However, confidence soon returned to the market, and high-yield issues performed well again in March and April, coinciding with more encouraging economic signals. But, once again, the market reversed course and took a decidedly negative turn in the last five months of the fiscal year.

Since the Fund just began operations in August 2001, the process to invest initial assets of the portfolio was still underway as the fiscal year began due to limited availability in the high-yield market in the fall of 2001. Because of this, a portion of the Fund's assets was temporarily placed in investment-grade bonds. As a result, the Fund missed some of the positive returns that the high-yield market enjoyed in the early months of the period. Eventually, better buying opportunities emerged, and the Fund became fully invested in low-grade bonds.

A series of corporate accounting issues provided the Fund's biggest hurdle during the year. Investments in bonds issued by troubled companies, such as Global Crossing, Enron, and Adelphia, hurt performance. Positive performance was generated by the Fund's heavy emphasis in consumer issues, including bonds from gaming, health care, leisure, and restaurant companies.

The market for high-yield bonds should begin to improve if expectations of a better economic environment become a reality. The high interest rates paid on low-grade bonds look particularly attractive in the current environment where rates have reached such low levels in other parts of the bond market. This should create favorable potential for investors going forward.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                     SINCE INCEPTION(4)
                                                   ----------------------
                                          1 YEAR   8/30/2001    9/24/2001
-------------------------------------------------------------------------
Class A NAV                               -6.66%      -11.85%          --

Class A POP                               -10.6%      -15.28%          --

Class B NAV                               -7.26%      -12.29%          --

Class B POP                              -11.54%      -16.01%          --

Class C NAV                               -7.34%      -12.38%          --

Class C POP                               -9.07%      -13.92%          --

Class S                                   -6.66%                    -8.31%

Class Y                                   -6.33%      -11.47%          --

Lehman Corporate High Yield Index(3)      -2.29%       -8.21%       -2.29%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

           FIRST AMERICAN HIGH    FIRST AMERICAN HIGH   LEHMAN CORPORATE
              YIELD BOND FUND,       YIELD BOND FUND,         HIGH YIELD
                   CLASS A NAV            CLASS A POP           INDEX(3)
------------------------------------------------------------------------
8/2001               $  10,000               $  9,579          $  10,000
9/2001               $   9,339               $  8,945          $   9,328
9/2002               $   8,721               $  8,354          $   9,114

[CHART]

CLASS Y

           FIRST AMERICAN HIGH       LEHMAN CORPORATE
              YIELD BOND FUND,             HIGH YIELD
                       CLASS Y               INDEX(3)
-----------------------------------------------------
8/2001               $  10,000              $  10,000
9/2001               $   9,349              $   9,328
9/2002               $   8,762              $   9,114

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A significant portion of the Fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment-grade securities. These bonds are almost always uncollateralized and subordinate to other debt than an issuer may have outstanding. The Fund may also invest in foreign securities. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, limited liquidity, and volatile prices. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity. Pay-in-kind bonds, Eurobonds, and emerging markets debt securities are excluded, but SEC-registered Canadian and global bonds of issuers in nonemerging countries are included. Original issue zeroes, step-up coupon structures, and Rule 144-As are also included.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

STRATEGIC INCOME

Investment Objective: HIGH CURRENT INCOME

The past year proved to be a mixed bag for the broad bond market despite a generally favorable interest-rate environment. The First American Strategic Income Fund (the "Fund") Class Y shares returned 3.44% for the fiscal year ended September 30, 2002 (Class A shares rose 3.31% on net asset value), compared to the Fund's benchmark, the Lehman U.S. Aggregate Bond Index, which returned 8.60% for the same period*.

The Fund consists of three sub-portfolios representing different aspects of the bond market. One part of the portfolio is dedicated to high-quality bonds (primarily investment-grade issues), one part to domestic high-yield bonds (primarily below investment grade), and a third part to international bonds (subadvised by Federated Investors in New York). This Fund provides shareholders with "built-in" diversification among these sectors.

The modest return achieved by the Fund over the fiscal year reflects in large part a very difficult environment for corporate bonds, particularly among low-grade debt issuers. In an environment where the economy continued to struggle and equity markets were weak, investors stayed away from the higher-risk, low-grade bond area. By contrast, higher-quality domestic bonds enjoyed solid returns.

The fiscal year began on the heels of the tragedy of the terrorist attacks of September 11, 2001. In the aftermath of that event, investors began to anticipate an economic recovery. This led interest rates higher and boosted the fortunes of domestic corporate bonds in the first months of the period. However, the combination of increasing global tensions, ongoing terrorist concerns and disturbing revelations of corporate accounting problems began to have an impact on the market. U.S. economic performance, while positive, was seen as disappointing. Corporations clearly had difficulty achieving their earnings expectations, and interest rates again headed lower.

The Fund's high-quality domestic bond portfolio performed best throughout the period. Treasury securities worked well for the Fund, particularly at times when interest rates declined. Mortgage-backed securities also enjoyed solid performance for extended periods during the fiscal year. While corporate bonds performed well in the closing months of 2001, various problems, often tied to corporate accounting issues, played havoc with this part of the market for much of the rest of the fiscal year. Still, investors generally sought the refuge of higher-quality investments as concerns about the economy and other matters came to the forefront.

The international bond portfolio experienced two diverse periods during the year. In the first six months, emerging market bonds, which represent the bulk of this portfolio, performed well. These bonds provided both attractive yields and solid price appreciation as interest rate trends were generally favorable. For instance, the Brazilian bond market generated a return of 26% between October 2001 and March 2002. However, serious political problems developed in Brazil, and the impact reduced investor confidence throughout debt markets for emerging nations. In fact, Brazil's market declined by 37% from April through the end of September. Other Latin American markets such as Venezuela and Ecuador suffered similar setbacks in the second half of the period. Bond markets in Mexico, Russia, and the Philippines held up better, but still lagged the levels achieved earlier in the period.

The market was even more challenging for the high-yield portion of the portfolio. This part of the bond market performed well in the closing months of 2001, but increasing concerns related to the economy and high-profile accounting scandals such as Enron and Global Crossing (two holdings in the Fund's portfolio) resulted in a serious setback for the high-yield portfolio. Fortunately, careful analysis helped the Fund avoid bonds from other less attractive issuers. The market recovered some lost ground in March and April, but the summer months proved to be particularly difficult. Once again, investors lost faith in the direction of the economy and steered away from higher-risk issues. As a result, low-grade bonds lost ground as the period came to a close, and that had a negative impact on the overall performance of the Fund.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002

                                                    SINCE INCEPTION(4)
                                       ----------------------------------------
                            1 YEAR        7/24/1998      2/1/1999     9/24/2001
-------------------------------------------------------------------------------
Class A NAV                   3.31%         2.35%           --            --

Class A POP                  -1.18%         1.30%           --            --

Class B NAV                   2.46%         1.61%           --            --

Class B POP                  -2.31%         1.25%           --            --

Class C NAV                   2.44%           --          2.26%           --

Class C POP                   0.53%           --          1.97%           --

Class S                       3.26%           --            --          2.96%

Class Y                       3.44%         2.59%           --            --

Lehman U.S. Aggregate
  Bond Index(3)               8.60%         7.66%         7.98%         8.60%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2002

[CHART]

CLASS A

                  FIRST AMERICAN           FIRST AMERICAN      LEHMAN U.S.
          STRATEGIC INCOME FUND,   STRATEGIC INCOME FUND,   AGGREGATE BOND
                     CLASS A NAV              CLASS A POP         INDEX(3)
--------------------------------------------------------------------------
7/1998                 $  10,000                $   9,579            10000
9/1998                 $   9,385                $   8,989       $   10,401
9/1999                 $   9,922                $   9,504       $   10,362
9/2000                 $  10,473                $  10,032       $   11,086
9/2001                 $  10,682                $  10,231       $   12,523
9/2002                 $  11,022                $  10,557       $   13,600

[CHART]

CLASS Y

                  FIRST AMERICAN      LEHMAN U.S.
          STRATEGIC INCOME FUND,   AGGREGATE BOND
                         CLASS Y         INDEX(3)
-------------------------------------------------
7/1998                 $  10,000        $  10,000
9/1998                 $   9,388        $  10,401
9/1999                 $   9,948        $  10,362
9/2000                 $  10,538        $  11,086
9/2001                 $  10,762        $  12,523
9/2002                 $  11,132        $  13,600

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A significant portion of the Fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment-grade securities. The Fund may also invest in foreign securities including emerging markets. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, limited liquidity, and volatile prices. The risks of international investing are particularly significant in emerging markets. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

                                   APPENDIX C


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of operations for the Fund or class of shares. Some of this information reflects financial results for a single Fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the Funds' financial statements, are included in the Funds' Annual Reports, which are available upon request.


LARGE CAP GROWTH FUND

                                                                         REALIZED AND
                                            NET ASSET                      UNREALIZED     DIVIDENDS
                                                VALUE             NET        GAINS OR      FROM NET    DISTRIBUTIONS
                                            BEGINNING      INVESTMENT     (LOSSES) ON    INVESTMENT             FROM
                                            OF PERIOD   INCOME (LOSS)     INVESTMENTS        INCOME    CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (7)
Class A
  2002                                      $    9.27   $       (0.01)   $      (2.50)   $       --    $          --
  2001 (3)                                      16.36           (0.05)          (6.59)           --            (0.45)
  2000 (8) (9)                                  17.01           (0.02)          (0.63)           --               --
Class B
  2002                                      $    8.90   $       (0.02)   $      (2.44)   $       --    $          --
  2001                                          15.81           (0.13)          (6.33)           --            (0.45)
  2000 (8)                                      14.57           (0.06)           1.30            --               --
  1999                                          11.91           (0.02)           2.96         (0.01)           (0.27)
  1998                                          10.47            0.01            2.04         (0.02)           (0.59)
Class C
  2002                                      $    9.06   $       (0.03)   $      (2.46)   $       --    $          --
  2001 (5)                                       8.84              --            0.22            --               --
Class S
  2002                                      $    9.27   $       (0.03)   $      (2.48)   $       --    $          --
  2001 (10)                                     15.15           (0.05)          (5.83)           --               --
Class Y
  2002                                      $    9.38   $       (0.04)   $      (2.48)   $       --    $          --
  2001 (3)                                      16.52           (0.03)          (6.66)           --            (0.45)
  2000 (8)                                      15.18           (0.02)           1.36            --               --
  1999                                          12.39            0.04            3.07         (0.04)           (0.28)
  1998                                          10.91            0.04            2.09         (0.04)           (0.61)
--------------------------------------------------------------------------------------------------------------------

                                                                                                         RATIO OF NET
                                            NET ASSETS                                      RATIO OF       INVESTMENT
                                                 VALUE                     NET ASSETS    EXPENSES TO    INCOME (LOSS)
                                                END OF          TOTAL          END OF        AVERAGE       TO AVERAGE
                                                PERIOD    RETURN (11)    PERIOD (000)     NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (7)
Class A
  2002                                      $     6.76         (27.08)%  $     52,419           1.15%           (0.20)%
  2001 (3)                                        9.27         (41.57)          8,598           1.39            (0.55)
  2000 (8) (9)                                   16.36          (3.82)          1,177           1.40            (0.75)
Class B
  2002                                      $     6.44         (27.64)%  $     36,546           1.90%           (1.00)%
  2001                                            8.90         (41.97)         46,103           2.07            (1.19)
  2000 (8)                                       15.81           8.50         100,689           1.38            (0.40)
  1999                                           14.57          25.26          90,468           1.36            (0.08)
  1998                                           11.91          20.76          66,478           1.34             0.12
Class C
  2002                                      $     6.57         (27.48)%  $      9,652           1.90%           (0.91)%
  2001 (5)                                        9.06           2.58              --             --               --
Class S
  2002                                      $     6.76         (27.08)%  $      9,020           1.15%           (0.25)%
  2001 (10)                                       9.27         (38.82)         11,881           1.39            (0.55)
Class Y
  2002                                      $     6.86         (26.87)%  $    436,199           0.90%            0.05%
  2001 (3)                                        9.38         (41.46)        131,961           1.14            (0.27)
  2000 (8)                                       16.52           8.83         239,576           1.13            (0.15)
  1999                                           15.18          25.61         186,177           1.11             0.17
  1998                                           12.39          20.91         121,475           1.09             0.37
---------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                               RATIO OF         RATIO OF NET
                                            EXPENSES TO           INVESTMENT
                                                AVERAGE        INCOME (LOSS)
                                             NET ASSETS       TO AVERAGE NET    PORTFOLIO
                                             (EXCLUDING    ASSETS (EXCLUDING     TURNOVER
                                               WAIVERS)             WAIVERS)         RATE
-----------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (7)
Class A
  2002                                             1.26%               (0.31)          62%
  2001 (3)                                         1.56                (0.72)          38
  2000 (8) (9)                                     1.49                (0.84)          35
Class B
  2002                                             2.01%               (1.11)%         62%
  2001                                             2.19                (1.31)          38
  2000 (8)                                         1.48                (0.50)          35
  1999                                             1.52                (0.24)          28
  1998                                             1.54                (0.08)          48
Class C
  2002                                             2.01%               (1.02)%         62%
  2001 (5)                                           --                   --           38
Class S
  2002                                             1.26%               (0.36)%         62%
  2001 (10)                                        1.60                (0.76)          38
Class Y
  2002                                             1.01%               (0.06)%         62%
  2001 (3)                                         1.26                (0.39)          38
  2000 (8)                                         1.23                (0.25)          35
  1999                                             1.27                 0.01           28
  1998                                             1.29                 0.17           48
-----------------------------------------------------------------------------------------

 (1) The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (2) Per share data calculated using average shares outstanding method.

 (3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

 (4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

 (5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

 (6) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

 (7) The financial highlights for the Large Cap Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.

 (9) Class of shares has been offered since March 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

HEALTH SCIENCES FUND

                                                          REALIZED AND
                               NET ASSET                    UNREALIZED       DIVIDENDS                     DISTRIBUTIONS
                                   VALUE            NET       GAINS OR        FROM NET    DISTRIBUTIONS             FROM
                               BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT             FROM        RETURN OF
                               OF PERIOD  INCOME (LOSS)    INVESTMENTS          INCOME    CAPITAL GAINS          CAPITAL
------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Class A
  2002                           $  9.84        $ (0.05)       $ (1.88)        $    --          $    --          $    --
  2001 (1)                         13.34          (0.03)         (2.10)             --            (1.37)              --
  2000                              8.24          (0.02)          5.12              --               --               --
  1999                              7.82           0.01           0.46           (0.01)           (0.04)              --
  1998                             12.05           0.01          (2.78)             --            (1.46)              --
Class B
  2002                           $  9.40        $ (0.11)       $ (1.79)        $    --          $    --          $    --
  2001 (1)                         12.89          (0.11)         (2.01)             --            (1.37)              --
  2000                              8.02          (0.08)          4.95              --               --               --
  1999                              7.65           0.01           0.40              --            (0.04)              --
  1998                             11.90          (0.02)         (2.77)             --            (1.46)              --
Class C
  2002                           $  9.73        $ (0.13)       $ (1.84)        $    --          $    --          $    --
  2001 (1)                         13.29          (0.11)         (2.08)             --            (1.37)              --
  2000 (2)                          9.76          (0.03)          3.56              --               --               --
Class S
  2002                           $  9.84        $ (0.02)       $ (1.92)        $    --          $    --          $    --
  2001 (1) (3)                      9.06             --           0.78              --               --               --
Class Y
  2002                           $  9.93        $ (0.02)       $ (1.91)        $    --          $    --          $    --
  2001 (1)                         13.42             --          (2.12)             --            (1.37)              --
  2000                              8.28             --           5.14              --               --               --
  1999                              7.84           0.04           0.48           (0.04)           (0.04)              --
  1998                             12.08           0.03          (2.78)          (0.03)           (1.46)              --
------------------------------------------------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                                           RATIO OF NET    EXPENSES TO
                                  NET ASSET                                     RATIO OF     INVESTMENT        AVERAGE
                                      VALUE                    NET ASSETS    EXPENSES TO  INCOME (LOSS)     NET ASSETS
                                     END OF          TOTAL         END OF        AVERAGE     TO AVERAGE     (EXCLUDING
                                     PERIOD     RETURN (4)   PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)
----------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Class A
  2002                         $       7.91         (19.61)% $      5,235           1.23%         (0.50)%         1.75%
  2001 (1)                             9.84         (17.35)         6,514           1.15          (0.28)          1.42
  2000                                13.34          61.89          6,645           1.17          (0.27)          1.46
  1999                                 8.24           6.08          1,383           1.16           0.11           1.30
  1998                                 7.82         (25.24)         2,017           1.15           0.04           1.20
Class B
  2002                         $       7.50         (20.21)% $      2,821           1.98%         (1.25)%         2.50%
  2001 (1)                             9.40         (17.99)         3,496           1.90          (1.04)          2.17
  2000                                12.89          60.72          4,221           1.92          (1.02)          2.21
  1999                                 8.02           5.37          1,029           1.92          (0.64)          2.05
  1998                                 7.65         (25.80)           645           1.90          (0.73)          1.95
Class C
  2002                         $       7.76         (20.25)% $      3,815           1.98%         (1.24)%         2.50%
  2001 (1)                             9.73         (17.92)         5,329           1.90          (1.04)          2.17
  2000 (2)                            13.29          36.17          4,347           1.92          (1.02)          2.21
Class S
  2002                         $       7.90         (19.72)% $         32           1.23%         (0.72)%         1.75%
  2001 (1) (3)                         9.84           8.61             --             --             --             --
Class Y
  2002                         $       8.00         (19.44)% $     12,421           0.98%         (0.24)%         1.50%
  2001 (1)                             9.93         (17.15)        17,141           0.90          (0.04)          1.17
  2000                                13.42          62.10         19,175           0.92          (0.02)          1.21
  1999                                 8.28           6.59         12,192           0.90           0.38           1.05
  1998                                 7.84         (25.10)        21,977           0.90           0.27           0.95
----------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                  RATIO OF NET
                                   INVESTMENT
                                INCOME (LOSS)
                               TO AVERAGE NET      PORTFOLIO
                            ASSETS (EXCLUDING       TURNOVER
                                     WAIVERS)           RATE
------------------------------------------------------------
HEALTH SCIENCES FUND
Class A
  2002                                  (1.02)%           98%
  2001 (1)                              (0.55)           103
  2000                                  (0.56)           104
  1999                                  (0.03)            53
  1998                                  (0.01)            45
Class B
  2002                                  (1.77)%           98%
  2001 (1)                              (1.31)           103
  2000                                  (1.31)           104
  1999                                  (0.77)            53
  1998                                  (0.78)            45
Class C
  2002                                  (1.76)%           98%
  2001 (1)                              (1.31)           103
  2000 (2)                              (1.31)           104
Class S
  2002                                  (1.24)%           98%
  2001 (1) (3)                             --            103
Class Y
  2002                                  (0.76)%           98%
  2001 (1)                              (0.31)           103
  2000                                  (0.31)           104
  1999                                   0.23             53
  1998                                   0.22             45
------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

LARGE CAP CORE FUND

                                                                         REALIZED AND
                                            NET ASSET                      UNREALIZED     DIVIDENDS
                                                VALUE             NET        GAINS OR      FROM NET    DISTRIBUTIONS
                                            BEGINNING      INVESTMENT     (LOSSES) ON    INVESTMENT             FROM
                                            OF PERIOD   INCOME (LOSS)     INVESTMENTS        INCOME    CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND (1)
Class A (2)
  2002                                      $   24.44   $          --    $      (5.23)   $    (0.05)   $          --
  2001 (3)                                      43.33           (0.01)         (14.00)           --            (4.88)
  2000                                          37.96           (0.15)           7.55            --            (2.03)
  1999                                          35.72           (0.12)           6.42         (0.02)           (4.04)
  1998                                          35.27           (0.02)           5.66         (0.02)           (5.17)
  1997                                          30.32           (0.05)           6.30            --            (1.30)
Class B (2)
  2002                                      $   23.94   $       (0.18)   $      (5.09)   $    (0.03)   $          --
  2001 (3)                                      42.80           (0.22)         (13.76)           --            (4.88)
  2000                                          37.78           (0.47)           7.52            --            (2.03)
  1999 (4)                                      36.92           (0.29)           1.15            --               --
Class C (2)
  2002                                      $   24.44   $       (0.18)   $      (5.19)   $    (0.04)   $          --
  2001 (5)                                      23.75              --            0.69            --               --
Class S (2)
  2002                                      $   24.45   $          --    $      (5.23)   $    (0.05)   $          --
  2001 (6)                                      35.53           (0.01)         (11.07)           --               --
Class Y (2)
  2002                                      $   24.93   $        0.06    $      (5.33)   $    (0.07)   $          --
  2001 (3)                                      44.00            0.06          (14.25)           --            (4.88)
  2000                                          38.42           (0.04)           7.65            --            (2.03)
  1999                                          36.05           (0.02)           6.47         (0.04)           (4.04)
  1998                                          35.48            0.07            5.70         (0.03)           (5.17)
  1997                                          30.43            0.04            6.31            --            (1.30)

                                                                                                         RATIO OF NET
                                            NET ASSETS                                      RATIO OF       INVESTMENT
                                                 VALUE                     NET ASSETS    EXPENSES TO    INCOME (LOSS)
                                                END OF          TOTAL          END OF        AVERAGE       TO AVERAGE
                                                PERIOD    RETURN (11)    PERIOD (000)     NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND (1)
Class A (2)
  2002                                      $    19.16         (21.46)%  $     24,647           1.15%           (0.02)%
  2001 (3)                                       24.44         (35.83)         34,330           1.20            (0.04)
  2000                                           43.33          19.92          51,232           1.20            (0.35)
  1999                                           37.96          17.92          47,238           1.19            (0.31)
  1998                                           35.72          18.58          38,213           1.14            (0.05)
Class B (2)
  2002                                      $    18.64         (22.06)%  $      2,928           1.90%           (0.75)%
  2001 (3)                                       23.94         (36.28)          2,954           1.93            (0.79)
  2000                                           42.80          19.06           1,483           1.95            (1.10)
  1999 (4)                                       37.78           2.33             722           1.96            (1.17)
Class C (2)
  2002                                      $    19.03         (22.03)%  $        476           1.90%           (0.73)%
  2001 (5)                                       24.44           2.95              --             --               --
Class S (2)
  2002                                      $    19.17         (21.45)%  $      2,376           1.15%              --
  2001 (6)                                       24.45        (31.16)           2,802           1.18            (0.03)
Class Y (2)
  2002                                      $    19.59         (21.23)%  $    255,311           0.90%            0.24%
  2001 (3)                                       24.93         (35.70)        316,213           0.94             0.20
  2000                                           44.00          20.24         339,166           0.95            (0.10)
  1999                                           38.42          18.18         306,832           0.94            (0.06)
  1998                                           36.05          18.89         197,798           0.89             0.20
---------------------------------------------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]

                                               RATIO OF         RATIO OF NET
                                            EXPENSES TO           INVESTMENT
                                                AVERAGE        INCOME (LOSS)
                                             NET ASSETS       TO AVERAGE NET    PORTFOLIO
                                             (EXCLUDING    ASSETS (EXCLUDING     TURNOVER
                                               WAIVERS)             WAIVERS)         RATE
-----------------------------------------------------------------------------------------
LARGE CAP CORE FUND (1)
Class A (2)
  2002                                             1.22%               (0.09)%         43%
  2001 (3)                                         1.24                (0.08)          40
  2000                                             1.21                (0.36)          60
  1999                                             1.20                (0.32)          59
  1998                                             1.21                (0.12)          52
Class B (2)
  2002                                             1.97%               (0.82)%         43%
  2001 (3)                                         1.97                (0.83)          40
  2000                                             1.96                (1.11)          60
  1999 (4)                                         1.97                (1.18)          59
Class C (2)
  2002                                             1.97%               (0.80)%         43%
  2001 (5)                                           --                   --           40
Class S (2)
  2002                                             1.22%               (0.07)%         43%
  2001 (6)                                         1.22                (0.07)          40
Class Y (2)
  2002                                             0.97%                0.17%          43%
  2001 (3)                                         0.98                 0.16           40
  2000                                             0.96                (0.11)          60
  1999                                             0.95                (0.07)          59
  1998                                             0.96                 0.13           52
-----------------------------------------------------------------------------------------

 (1) The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (2) Per share data calculated using average shares outstanding method.

 (3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

 (4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

 (5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

 (6) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

 (7) The financial highlights for the Large Cap Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.

 (9) Class of shares has been offered since March 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

MID CAP GROWTH FUND

                                                                         REALIZED AND
                                            NET ASSET                      UNREALIZED                     NET ASSET
                                                VALUE             NET        GAINS OR    DISTRIBUTIONS        VALUE
                                            BEGINNING      INVESTMENT     (LOSSES) ON             FROM       END OF
                                            OF PERIOD   INCOME (LOSS)     INVESTMENTS    CAPITAL GAINS       PERIOD
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND (7)
Class A
   2002                                     $    5.63   $       (0.12)   $      (1.16)   $          --    $    4.35
   2001 (2)                                     18.88           (0.04)          (6.36)           (6.85)        5.63
   2000                                         12.87           (0.12)           8.80            (2.67)       18.88
   1999                                         11.80           (0.07)           3.40            (2.26)       12.87
   1998                                         15.25           (0.09)          (1.80)           (1.56)       11.80
Class B
   2002                                     $    5.41   $       (0.11)   $      (1.16)   $          --    $    4.14
   2001 (2)                                     18.51           (0.10)          (6.15)           (6.85)        5.41
   2000                                         12.75           (0.16)           8.59            (2.67)       18.51
   1999                                         11.78           (0.10)           3.33            (2.26)       12.75
   1998 (8)                                     13.86           (0.01)          (2.07)              --        11.78
Class C
   2002                                     $    5.46   $       (0.13)   $      (1.15)   $          --    $    4.18
   2001 (2)                                     18.61           (0.09)          (6.21)           (6.85)        5.46
   2000                                         12.80           (0.14)           8.62            (2.67)       18.61
   1999 (9)                                     12.43           (0.06)           0.43               --        12.80
Class S
   2002                                     $    5.63   $       (0.04)   $      (1.24)   $          --    $    4.35
   2001 (2) (5)                                  5.53              --            0.10               --         5.63
Class Y
   2002                                     $    5.79   $       (0.03)   $      (1.28)   $          --    $    4.48
   2001 (2)                                     19.14           (0.02)          (6.48)           (6.85)        5.79
   2000                                         12.99           (0.08)           8.90            (2.67)       19.14
   1999                                         11.87           (0.03)           3.41            (2.26)       12.99
   1998                                         15.29           (0.04)          (1.82)           (1.56)       11.87
-------------------------------------------------------------------------------------------------------------------

                                                                                                                RATIO OF
                                                                                            RATIO OF NET     EXPENSES TO
                                                                              RATIO OF        INVESTMENT         AVERAGE
                                                             NET ASSETS    EXPENSES TO     INCOME (LOSS)      NET ASSETS
                                                  TOTAL          END OF        AVERAGE        TO AVERAGE      (EXCLUDING
                                            RETURN (10)    PERIOD (000)     NET ASSETS        NET ASSETS        WAIVERS)
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND (7)
Class A
   2002                                          (22.74)%  $     58,896           1.20%            (0.89)%          1.32%
   2001 (2)                                      (49.38)        102,837           1.15             (0.40)           1.19
   2000                                           76.44         264,570           1.15             (0.70)           1.17
   1999                                           31.69         165,072           1.14             (0.48)           1.19
   1998                                          (13.05)        188,763           1.18             (0.60)           1.34
Class B
   2002                                          (23.47)%  $      2,578           1.95%            (1.64)%          2.07%
   2001 (2)                                      (49.65)          3,518           1.90             (1.17)           1.94
   2000                                           75.14           4,812           1.90             (1.45)           1.92
   1999                                           30.66             360           1.89             (1.26)           1.98
   1998 (8)                                      (15.01)             17           1.87             (1.12)           1.87
Class C
   2002                                          (23.44)%  $      3,742           1.95%            (1.64)%          2.07%
   2001 (2)                                      (49.73)          6,246           1.91             (1.17)           1.95
   2000                                           75.10           5,971           1.90             (1.45)           1.92
   1999 (9)                                        3.06             466           1.89              1.27            1.98
Class S
   2002                                          (22.74)%  $         13           1.20%            (0.90)%          1.32%
   2001 (2) (5)                                    1.81              --             --                --              --
Class Y
   2002                                          (22.63)%  $    157,688           0.95%            (0.64)%          1.07%
   2001 (2)                                      (49.22)        227,035           0.90             (0.17)           0.94
   2000                                           76.88         361,567           0.90             (0.46)           0.92
   1999                                           31.97         211,527           0.89             (0.25)           0.96
   1998                                          (12.79)         73,356           0.87             (0.27)           0.87
------------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                 RATIO OF NET
                                                   INVESTMENT
                                                INCOME (LOSS)
                                               TO AVERAGE NET     PORTFOLIO
                                            ASSETS (EXCLUDING      TURNOVER
                                                     WAIVERS)          RATE
---------------------------------------------------------------------------
MID CAP GROWTH FUND (7)
Class A
   2002                                                 (1.01)%         266%
   2001 (2)                                             (0.44)          264
   2000                                                 (0.72)          217
   1999                                                 (0.53)           94
   1998                                                 (0.76)           39
Class B
   2002                                                 (1.76)%         266%
   2001 (2)                                             (1.21)          264
   2000                                                 (1.47)          217
   1999                                                 (1.35)           94
   1998 (8)                                             (1.12)           39
Class C
   2002                                                 (1.76)%         266%
   2001 (2)                                             (1.21)          264
   2000                                                 (1.47)          217
   1999 (9)                                              1.18            94
Class S
   2002                                                 (1.02)%         266%
   2001 (2) (5)                                            --           264
Class Y
   2002                                                 (0.76)%         266%
   2001 (2)                                             (0.21)          264
   2000                                                 (0.48)          217
   1999                                                 (0.32)           94
   1998                                                 (0.27)           39
---------------------------------------------------------------------------

 (1) The financial highlights for the Mid Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Core Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (2) Per share data calculated using average shares outstanding method.
 (3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (6) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
 (7) The financial highlights for the Mid Cap Growth Fund as set forth herein include the financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, and (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund.
 (8) Class of shares has been offered since August 7,1998. All ratios for the period have been annualized, except total return and portfolio turnover.
 (9) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

MID CAP CORE FUND

                                                                         REALIZED AND
                                            NET ASSET                      UNREALIZED                     NET ASSET
                                                VALUE             NET        GAINS OR    DISTRIBUTIONS        VALUE
                                            BEGINNING      INVESTMENT     (LOSSES) ON             FROM       END OF
                                            OF PERIOD   INCOME (LOSS)     INVESTMENTS    CAPITAL GAINS       PERIOD
-------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND (1)
Class A
   2002                                     $   28.33   $       (0.11)   $      (1.77)   $          --    $   26.45
   2001 (2) (3)                                 54.63           (0.06)          (8.40)          (17.84)       28.33
   2000 (2)                                     37.80           (0.18)          17.80            (0.79)       54.63
   1999 (2)                                     37.59           (0.08)           0.60            (0.31)       37.80
   1998 (2)                                     44.36           (0.24)          (2.07)           (4.46)       37.59
   1997                                         41.38           (0.20)           8.44               --        (5.26)
Class B
   2002                                     $   27.59   $       (0.18)   $      (1.85)   $          --    $   25.56
   2001 (2) (3)                                 53.97           (0.29)          (8.25)          (17.84)       27.59
   2000 (2)                                     37.63           (0.53)          17.66            (0.79)       53.97
   1999 (2) (4)                                 37.57           (0.23)           0.29               --        37.63
Class C
   2002                                     $   28.33   $       (0.10)   $      (1.94)   $          --    $   26.29
   2001 (2) (5)                                 27.40              --            0.93               --        28.33
Class S
   2002                                     $   28.29   $       (0.07)   $      (1.79)   $          --    $   26.43
   2001 (2) (6)                                 35.75           (0.06)          (7.40)              --        28.29
Class Y
   2002                                     $   29.11   $       (0.05)   $      (1.81)   $          --    $   27.25
   2001 (2) (3)                                 55.52            0.02           (8.59)          (17.84)       29.11
   2000 (2)                                     38.32           (0.05)          18.04            (0.79)       55.52
   1999 (2)                                     38.01            0.02            0.60            (0.31)       38.32
   1998 (2)                                     44.70           (0.14)          (2.09)           (4.46)       38.01
   1997                                         41.58           (0.11)           8.49               --        (5.26)

                                                                                                                RATIO OF
                                                                                            RATIO OF NET     EXPENSES TO
                                                                              RATIO OF        INVESTMENT         AVERAGE
                                                             NET ASSETS    EXPENSES TO     INCOME (LOSS)      NET ASSETS
                                                  TOTAL          END OF        AVERAGE        TO AVERAGE      (EXCLUDING
                                            RETURN (10)    PERIOD (000)     NET ASSETS        NET ASSETS        WAIVERS)
------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND (1)
Class A
   2002                                           (6.64)%  $     75,002           1.20%            (0.34)%          1.26%
   2001 (2) (3)                                  (20.00)         82,043           1.20             (0.19)           1.22
   2000 (2)                                       47.23         108,326           1.20             (0.38)           1.22
   1999 (2)                                        1.31          95,758           1.19             (0.21)           1.21
   1998 (2)                                       (5.91)        136,146           1.13             (0.57)           1.20
Class B
   2002                                           (7.36)%  $      4,227           1.95%            (1.08)%          2.01%
   2001 (2) (3)                                  (20.60)          2,606           1.94             (0.95)           1.97
   2000 (2)                                       46.13             666           1.95             (1.13)           1.97
   1999 (2) (4)                                    0.16             126           1.95             (0.89)           1.97
Class C
   2002                                           (7.20)%  $      1,136           1.95%            (1.07)%          2.01%
   2001 (2) (5)                                    3.39              --             --                --              --
Class S
   2002                                           (6.58)%  $      5,869           1.20%            (0.33)%          1.26%
   2001 (2) (6)                                  (20.87)          1,484           1.19             (0.24)           1.23
Class Y
   2002                                           (6.39)%  $    477,210           0.95%            (0.08)%          1.01%
   2001 (2) (3)                                  (19.84)        406,349           0.95              0.06            0.97
   2000 (2)                                       47.56         435,613           0.95             (0.13)           0.97
   1999 (2)                                        1.56         359,947           0.94              0.04            0.96
   1998 (2)                                       (5.66)        464,858           0.88             (0.32)           0.95

[WIDE TABLE CONTINUED FROM ABOVE]

                                                 RATIO OF NET
                                                   INVESTMENT
                                                INCOME (LOSS)
                                               TO AVERAGE NET     PORTFOLIO
                                            ASSETS (EXCLUDING      TURNOVER
                                                     WAIVERS)          RATE
---------------------------------------------------------------------------
MID CAP CORE FUND (1)
Class A
   2002                                                 (0.40)%         162%
   2001 (2) (3)                                         (0.21)          204
   2000 (2)                                             (0.40)          205
   1999 (2)                                             (0.23)          140
   1998 (2)                                             (0.64)           77
Class B
   2002                                                 (1.14)%         162%
   2001 (2) (3)                                         (0.98)          204
   2000 (2)                                             (1.15)          205
   1999 (2) (4)                                         (0.91)          140
Class C
   2002                                                 (1.13)%         162%
   2001 (2) (5)                                            --           204
Class S
   2002                                                 (0.39)%         162%
   2001 (2) (6)                                         (0.28)          204
Class Y
   2002                                                 (0.14)%         162%
   2001 (2) (3)                                          0.04           204
   2000 (2)                                             (0.15)          205
   1999 (2)                                              0.02           140
   1998 (2)                                             (0.39)           77

(1) The financial highlights for the Mid Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Core Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (2) Per share data calculated using average shares outstanding method.
 (3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (6) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
 (7) The financial highlights for the Mid Cap Growth Fund as set forth herein include the financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, and (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund.
 (8) Class of shares has been offered since August 7,1998. All ratios for the period have been annualized, except total return and portfolio turnover.
 (9) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

SMALL CAP GROWTH FUND

                                                              REALIZED AND
                                  NET ASSET                     UNREALIZED       DIVIDENDS                 DISTRIBUTIONS
                                      VALUE            NET        GAINS OR        FROM NET  DISTRIBUTIONS           FROM
                                  BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT           FROM      RETURN OF
                                  OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME  CAPITAL GAINS    CAPITAL (6)
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (1)
Class A
  2002 (2)                     $      11.28   $      (0.09)   $      (2.40)   $         --   $         --   $         --
  2001 (2)                            24.47          (0.08)          (8.55)             --          (4.46)         (0.10)
  2000                                16.77          (0.12)           9.89              --          (2.07)            --
  1999                                11.90          (0.06)           4.95              --          (0.02)            --
  1998                                17.41          (0.09)          (2.67)             --          (2.64)         (0.11)
Class B
  2002 (2)                     $      10.44   $      (0.16)   $      (2.21)   $         --   $         --   $         --
  2001 (2)                            23.17          (0.19)          (7.98)             --          (4.47)         (0.09)
  2000                                16.07          (0.23)           9.40              --          (2.07)            --
  1999                                11.50          (0.14)           4.73              --          (0.02)            --
  1998 (3)                            13.74          (0.02)          (2.22)             --             --             --
Class C
  2002 (2)                     $      11.02   $      (0.17)   $      (2.33)   $         --   $         --   $         --
  2001 (2)                            24.17          (0.20)          (8.39)             --          (4.49)         (0.07)
  2000                                16.68          (0.13)           9.69              --          (2.07)            --
  1999 (4)                            15.48          (0.08)           1.28              --             --             --
Class S
  2002 (2)                     $      11.28   $      (0.07)   $      (2.42)   $         --   $         --   $         --
  2001 (2) (5)                        11.17             --            0.11              --             --             --
Class Y
  2002 (2)                     $      11.50   $      (0.06)   $      (2.47)   $         --   $         --   $         --
  2001 (2)                            24.79          (0.04)          (8.69)             --          (4.49)         (0.07)
  2000                                16.92          (0.06)          10.00              --          (2.07)            --
  1999                                11.98          (0.02)           4.98              --          (0.02)            --
  1998 (3)                            14.29             --           (2.31)             --             --             --
------------------------------------------------------------------------------------------------------------------------

                                                                                                                 RATIO OF
                                                                                            RATIO OF NET      EXPENSES TO
                                  NET ASSET                                     RATIO OF      INVESTMENT          AVERAGE
                                      VALUE                    NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS
                                     END OF          TOTAL         END OF        AVERAGE      TO AVERAGE       (EXCLUDING
                                     PERIOD      RETURN(7)   PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (1)
Class A
  2002 (2)                     $       8.79         (22.07)% $     22,397           1.23%          (0.78)%           1.29%
  2001 (2)                            11.28         (41.71)        31,913           1.15           (0.51)            1.15
  2000                                24.47          62.07         57,148           1.14           (0.57)            1.14
  1999                                16.77          41.11         32,203           1.14           (0.39)            1.15
  1998                                11.90         (18.66)        28,252           1.29           (0.61)            1.43
Class B
  2002 (2)                     $       8.07         (22.70)% $      3,933           1.98%          (1.53)%           2.04%
  2001 (2)                            10.44         (42.14)         5,009           1.90           (1.27)            1.90
  2000                                23.17          60.95          8,440           1.89           (1.30)            1.89
  1999                                16.07          39.92          2,217           1.90           (1.16)            1.91
  1998 (3)                            11.50         (16.30)         1,104           1.90           (1.20)            1.90
Class C
  2002 (2)                     $       8.52         (22.69)% $      4,659           1.98%          (1.54)%           2.04%
  2001 (2)                            11.02         (42.14)         6,378           1.90           (1.28)            1.90
  2000                                24.17          61.06          8,205           1.89           (1.28)            1.89
  1999 (4)                            16.68           7.75            309           1.90           (1.18)            1.91
Class S
  2002 (2)                     $       8.79         (22.07)% $         32           1.23%          (0.67)%           1.29%
  2001 (2) (5)                        11.28           0.98             --             --              --               --
Class Y
  2002 (2)                     $       8.97         (22.00)% $    205,253           0.98%          (0.54)%           1.04%
  2001 (2)                            11.50         (41.55)       330,917           0.90           (0.28)            0.90
  2000                                24.79          62.58        478,975           0.89           (0.30)            0.89
  1999                                16.92          41.42        248,679           0.90           (0.16)            0.91
  1998 (3)                            11.98         (16.17)       113,874           0.90           (0.20)            0.90
-------------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]


                                     RATIO OF NET
                                       INVESTMENT
                                    INCOME (LOSS)
                                   TO AVERAGE NET     PORTFOLIO
                                ASSETS (EXCLUDING      TURNOVER
                                         WAIVERS)          RATE
---------------------------------------------------------------
SMALL CAP GROWTH FUND (1)
Class A
  2002 (2)                                  (0.84)%         286%
  2001 (2)                                  (0.51)          265
  2000                                      (0.57)          230
  1999                                      (0.40)          110
  1998                                      (0.75)           92
Class B
  2002 (2)                                  (1.59)%         286%
  2001 (2)                                  (1.27)          265
  2000                                      (1.30)          230
  1999                                      (1.17)          110
  1998 (3)                                  (1.20)           92
Class C
  2002 (2)                                  (1.60)%         286%
  2001 (2)                                  (1.28)          265
  2000                                      (1.28)          230
  1999 (4)                                  (1.19)          110
Class S
  2002 (2)                                  (0.73)%         286%
  2001 (2) (5)                                 --           265
Class Y
  2002 (2)                                  (0.60)%         286%
  2001 (2)                                  (0.28)          265
  2000                                      (0.30)          230
  1999                                      (0.17)          110
  1998 (3)                                  (0.20)           92
---------------------------------------------------------------

(1) Historical per share data amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and Piper Small Company Growth Fund that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the Fund's advisor changed from Piper Capital Management, Incorporated to U.S. Bank National Association.

(2) Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since July 31, 1998. There is no historical information for these classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Distributions from return of capital for the Small Cap Value Fund were less than $0.01 per share for the fiscal year ended September 30, 2002.

(7) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

SMALL CAP CORE FUND

                                                         REALIZED AND
                             NET ASSET                     UNREALIZED       DIVIDENDS                  DISTRIBUTIONS
                                 VALUE            NET        GAINS OR        FROM NET  DISTRIBUTIONS            FROM
                             BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT           FROM       RETURN OF
                             OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME  CAPITAL GAINS    CAPITAL (10)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND (4)
Class A
   2002 (2)                 $    11.97   $      (0.10)   $      (0.30)     $       --   $      (0.89)   $         --
   2001 (1) (2)                  17.60          (0.03)          (1.89)             --          (3.71)             --
   2000 (2) (5)                  13.84          (0.10)           4.13           (0.01)         (0.26)             --
   1999 (2)                      11.86          (0.07)           2.10              --          (0.05)             --
   1998                          15.03          (0.06)          (1.89)             --          (1.22)             --
   1997                          13.40          (0.05)           2.50              --          (0.82)             --
Class B
   2002 (2)                 $    11.28   $      (0.19)   $      (0.25)     $       --   $      (0.89)   $         --
   2001 (1) (2)                  16.90          (0.12)          (1.79)             --          (3.71)             --
   2000 (2) (5)                  13.38          (0.13)           3.92              --          (0.27)             --
   1999 (2)                      11.53          (0.16)           2.06              --          (0.05)             --
   1998                          14.74          (0.14)          (1.85)             --          (1.22)             --
   1997                          13.24          (0.13)           2.45              --          (0.82)             --
Class C
   2002 (2)                 $    11.97   $      (0.20)   $      (0.26)     $       --   $      (0.89)   $         --
   2001 (2) (3)                  11.72             --            0.25              --             --              --
Class S
   2002 (2)                 $    11.94   $      (0.10)   $      (0.29)     $       --   $      (0.89)   $         --
   2001 (1) (2)                  17.55          (0.01)          (1.89)             --          (3.71)             --
   2000 (2) (5)                  13.80          (0.01)           4.03           (0.01)         (0.26)             --
   1999 (2)                      11.82          (0.07)           2.10              --          (0.05)             --
   1998                          14.98          (0.07)          (1.87)             --          (1.22)             --
   1997                          13.36          (0.04)           2.48              --          (0.82)             --
Class Y
   2002 (2)                 $    12.26   $      (0.07)   $      (0.30)     $       --   $      (0.89)   $         --
   2001 (1) (2)                  17.92             --           (1.95)             --          (3.71)             --
   2000 (2) (5)                  14.07           0.05            4.10           (0.03)         (0.27)             --
   1999 (2)                      12.02          (0.03)           2.13              --          (0.05)             --
   1998                          15.17          (0.02)          (1.91)             --          (1.22)             --
   1997                          13.49           0.01            2.50           (0.01)         (0.82)             --
--------------------------------------------------------------------------------------------------------------------

                                                                                                                RATIO OF
                                                                                           RATIO OF NET      EXPENSES TO
                               NET ASSET                                       RATIO OF      INVESTMENT          AVERAGE
                                   VALUE                      NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS
                                  END OF          TOTAL           END OF        AVERAGE      TO AVERAGE       (EXCLUDING
                                  PERIOD     RETURN (6)     PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)
------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND (4)
Class A
   2002 (2)                 $      10.68          (4.56)%   $     33,586           1.21%          (0.81)%           1.25%
   2001 (1) (2)                    11.97         (12.63)          17,351           1.19           (0.24)            1.22
   2000 (2) (5)                    17.60          29.65            9,538           1.28           (0.01)            1.39
   1999 (2)                        13.84          17.21            8,885           1.26           (0.57)            1.36
   1998                            11.86         (14.19)          11,601           1.25           (0.45)            1.35
Class B
   2002 (2)                 $       9.95          (5.23)%   $      4,613           1.96%          (1.56)%           2.00%
   2001 (1) (2)                    11.28         (13.21)           1,979           1.93           (0.99)            1.97
   2000 (2) (5)                    16.90          28.81            1,331           1.98           (0.71)            2.09
   1999 (2)                        13.38          16.57            1,094           1.96           (1.27)            2.06
   1998                            11.53         (14.79)           1,286           1.95           (1.15)            2.05
Class C
   2002 (2)                 $      10.62          (5.09)%   $      3,096           1.96%          (1.61)%           2.02%
   2001 (2) (3)                    11.97           2.13               --             --              --               --
Class S
   2002 (2)                 $      10.66          (4.48)%   $      7,640           1.21%          (0.80)%           1.25%
   2001 (1) (2)                    11.94         (12.52)           3,721           1.07           (0.05)            1.14
   2000 (2) (5)                    17.55          29.67            4,442           1.28           (0.01)            1.39
   1999 (2)                        13.80          17.27            2,448           1.26           (0.59)            1.36
   1998                            11.82         (14.17)          25,037           1.25           (0.45)            1.35
Class Y
   2002 (2)                 $      11.00          (4.19)%   $    403,027           0.96%          (0.55)%           1.00%
   2001 (1) (2)                    12.26         (12.49)         291,706           0.93            0.01             0.96
   2000 (2) (5)                    17.92          30.01          134,617           0.98            0.29             1.39
   1999 (2)                        14.07          17.57          111,643           0.96           (0.26)            1.36
   1998                            12.02         (13.90)         129,591           0.95           (0.16)            1.35
------------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]


                               RATIO OF NET
                                  INVESTMENT
                                     (LOSS)
                             TO AVERAGE NET        PORTFOLIO
                          ASSETS (EXCLUDING         TURNOVER
                                   WAIVERS)             RATE
------------------------------------------------------------
SMALL CAP CORE FUND (4)
Class A
   2002 (2)                           (0.85)%            171%
   2001 (1) (2)                       (0.27)             204
   2000 (2) (5)                       (0.12)              91
   1999 (2)                           (0.67)              72
   1998                               (0.55)              70
Class B
   2002 (2)                           (1.60)%            171%
   2001 (1) (2)                       (1.03)             204
   2000 (2) (5)                       (0.82)              91
   1999 (2)                           (1.37)              72
   1998                               (1.25)              70
Class C
   2002 (2)                           (1.67)%            171%
   2001 (2) (3)                          --              204
Class S
   2002 (2)                           (0.84)%            171%
   2001 (1) (2)                       (0.12)             204
   2000 (2) (5)                       (0.12)              91
   1999 (2)                           (0.69)              72
   1998                               (0.55)              70
Class Y
   2002 (2)                           (0.59)%            171%
   2001 (1) (2)                       (0.02)             204
   2000 (2) (5)                       (0.12)              91
   1999 (2)                           (0.66)              72
   1998                               (0.56)              70
------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and potfolio turnover.

(2) Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) The financial highlights for the Small Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Core Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

(5) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(7) Distributions from return of capital for the Small Cap Core Fund were less than $0.01 per share for the fiscal year ended September 30, 2002.

EMERGING MARKETS FUND

                                                             REALIZED AND
                                  NET ASSET                    UNREALIZED      DIVIDENDS
                                      VALUE            NET       GAINS OR       FROM NET  DISTRIBUTIONS
                                  BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT           FROM
                                  OF PERIOD  INCOME (LOSS)    INVESTMENTS         INCOME  CAPITAL GAINS
-------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND (1)
Class A
  2002 (2)                     $       5.87   $      (0.04)  $       0.39   $         --   $         --
  2001 (2)                             8.50           0.02          (2.65)            --             --
  2000 (2)                             6.77          (0.06)          1.79             --             --
  1999 (2)                             5.61          (0.04)          1.20             --             --
  1998                                10.96          (0.15)         (5.18)         (0.02)            --
Class B
  2002 (2)                     $       5.73   $      (0.09)  $       0.38   $         --   $         --
  2001 (2)                             8.37          (0.03)         (2.61)            --             --
  2000 (2)                             6.72          (0.11)          1.76             --             --
  1999 (2)                             5.60          (0.08)          1.20             --             --
  1998 (3)                             7.27             --          (1.67)            --             --
Class C (2)
  2002                         $       5.80   $      (0.09)  $       0.39   $         --   $         --
  2001                                 8.46             --          (2.66)            --             --
  2000 (4)                             9.96          (0.06)         (1.44)            --             --
Class S (2)
  2002                         $       5.87   $       0.01   $       0.33   $      (0.02)  $         --
  2001 (5)                             5.72             --           0.15             --             --
Class Y
  2002 (2)                     $       5.92   $      (0.02)  $       0.38   $      (0.02)  $         --
  2001 (2)                             8.55           0.06          (2.69)            --             --
  2000 (2)                             6.80          (0.04)          1.79             --             --
  1999 (2)                             5.62          (0.02)          1.20             --             --
  1998 (3)                             7.27           0.01          (1.66)            --             --

                                                                                                              RATIO OF
                                                                                           RATIO OF NET    EXPENSES TO
                                  NET ASSET                                     RATIO OF     INVESTMENT        AVERAGE
                                      VALUE                    NET ASSETS    EXPENSES TO  INCOME (LOSS)     NET ASSETS
                                     END OF          TOTAL         END OF     AVERAGE TO        AVERAGE     (EXCLUDING
                                     PERIOD     RETURN (9)   PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)
----------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND (1)
Class A
  2002 (2)                     $       6.22           5.96%  $      2,487           1.70%         (0.53)%         1.89%
  2001 (2)                             5.87         (30.94)         3,244           1.70           0.26           1.92
  2000 (2)                             8.50          25.55          4,338           1.70          (0.70)          1.89
  1999 (2)                             6.77          20.68          4,551           1.70          (0.54)          2.02
  1998                                 5.61         (48.91)         5,384           1.96          (1.09)          3.43
Class B
  2002 (2)                     $       6.02           5.06%  $        252           2.45%         (1.24)%         2.64%
  2001 (2)                             5.73         (31.54)           173           2.45          (0.37)          2.64
  2000 (2)                             8.37          24.55            107           2.45          (1.21)          2.66
  1999 (2)                             6.72          20.00             13           2.45          (1.19)          2.72
  1998 (3)                             5.60         (22.97)             1           2.46          (0.43)          4.30
Class C (2)
  2002                         $       6.10           5.17%  $         90           2.45%         (1.24)%         2.64%
  2001                                 5.80         (31.44)            90           2.45           0.02           2.70
  2000 (4)                             8.46         (15.06)             4           2.45          (0.99)          2.64
Class S (2)
  2002                         $       6.19           5.77%  $         11           1.70%          0.20%          1.89%
  2001 (5)                             5.87           2.62             --             --             --             --
Class Y
  2002 (2)                     $       6.26           6.10%  $     46,006           1.45%         (0.28)%         1.64%
  2001 (2)                             5.92         (30.84)        40,282           1.45           0.88           1.67
  2000 (2)                             8.55          25.74         55,753           1.45          (0.42)          1.64
  1999 (2)                             6.80          21.00         40,255           1.45          (0.35)          1.73
  1998 (3)                             5.62         (22.70)         7,444           1.46           0.83           3.30

[WIDE TABLE CONTINUED FROM ABOVE]


                                  RATIO OF NET
                                      INVESTMENT
                                   INCOME (LOSS)
                                  TO AVERAGE NET      PORTFOLIO
                               ASSETS (EXCLUDING       TURNOVER
                                        WAIVERS)           RATE
---------------------------------------------------------------
EMERGING MARKETS FUND (1)
Class A
  2002 (2)                                 (0.72)%          138%
  2001 (2)                                  0.04            132
  2000 (2)                                 (0.89)           149
  1999 (2)                                 (0.86)           138
  1998                                     (2.56)            48
Class B
  2002 (2)                                 (1.43)%          138%
  2001 (2)                                 (0.56)           132
  2000 (2)                                 (1.42)           149
  1999 (2)                                 (1.46)           138
  1998 (3)                                 (2.27)            48
Class C (2)
  2002                                     (1.43)%          138%
  2001                                     (0.23)           132
  2000 (4)                                 (1.18)           149
Class S (2)
  2002                                      0.01%           138%
  2001 (5)                                    --            132
Class Y
  2002 (2)                                 (0.47)%          138%
  2001 (2)                                  0.66            132
  2000 (2)                                 (0.61)           149
  1999 (2)                                 (0.63)           138
  1998 (3)                                 (1.01)            48

(1) The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.

(2) Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since August 10, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Commenced operations February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

(7) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

INTERNATIONAL FUND

                                                             REALIZED AND
                                  NET ASSET                    UNREALIZED      DIVIDENDS
                                      VALUE            NET       GAINS OR       FROM NET  DISTRIBUTIONS
                                  BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT           FROM
                                  OF PERIOD  INCOME (LOSS)    INVESTMENTS         INCOME  CAPITAL GAINS
-------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (6)
Class A
  2002 (2)                     $       8.96   $         --   $      (1.63)  $         --   $         --
  2001 (2) (7)                        13.96           0.10          (3.63)         (0.10)         (1.37)
  2000 (2) (8)                        15.94          (0.03)         (0.42)         (0.10)         (1.43)
  1999                                12.42             --           4.26          (0.04)         (0.70)
  1998                                11.22           0.01           1.66          (0.07)         (0.40)
  1997                                11.28           (.02)          0.30          (0.25)         (0.29)
Class B
  2002 (2)                     $       8.45   $      (0.06)  $      (1.54)  $         --   $         --
  2001 (2) (7)                        13.28           0.01          (3.43)         (0.07)         (1.34)
  2000 (2) (8)                        15.27          (0.10)         (0.42)         (0.07)         (1.40)
  1999                                11.97          (0.09)          4.09          (0.01)         (0.69)
  1998                                10.87          (0.08)          1.60          (0.02)         (0.40)
  1997                                10.99          (0.08)          0.28          (0.03)         (0.29)
Class C (2)
  2002                         $       8.75   $      (0.06)  $      (1.60)  $         --   $         --
  2001 (5)                             8.31           0.01           0.43             --             --
Class S
  2002 (2)                     $       8.96   $       0.01   $      (1.66)  $         --   $         --
  2001 (2) (7)                        13.97          (0.04)         (3.50)         (0.10)         (1.37)
  2000 (2) (8)                        15.95          (0.03)         (0.42)         (0.10)         (1.43)
  1999                                12.43          (0.01)          4.27          (0.04)         (0.70)
  1998                                11.23             --           1.67          (0.07)         (0.40)
  1997                                11.29          (0.03)          0.31          (0.06)         (0.29)
Class Y
  2002 (2)                     $       9.03   $       0.03   $      (1.66)  $         --   $         --
  2001 (2) (7)                        14.03           0.07          (3.61)         (0.11)         (1.35)
  2000 (2) (8)                        15.97           0.01          (0.42)         (0.12)         (1.41)
  1999                                12.42           0.06           4.25          (0.06)         (0.70)
  1998                                11.21           0.04           1.67          (0.10)         (0.40)
  1997                                11.24           0.01           0.31          (0.06)         (0.29)
-------------------------------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                                           RATIO OF NET    EXPENSES TO
                                  NET ASSET                                     RATIO OF     INVESTMENT        AVERAGE
                                      VALUE                    NET ASSETS    EXPENSES TO  INCOME (LOSS)     NET ASSETS
                                     END OF          TOTAL         END OF     AVERAGE TO        AVERAGE     (EXCLUDING
                                     PERIOD     RETURN (9)   PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (6)
Class A
  2002 (2)                     $       7.33         (18.19)% $     37,232           1.60%          0.04%          1.66%
  2001 (2) (7)                         8.96         (28.00)        64,907           1.49           1.02           1.59
  2000 (2) (8)                        13.96          (3.59)         3,591           1.58          (0.26)          1.76
  1999                                15.94          36.62          3,939           1.56          (0.01)          1.75
  1998                                12.42          15.33          3,154           1.58           0.02           1.75
Class B
  2002 (2)                     $       6.85         (18.94)% $      7,459           2.35%         (0.68)%         2.41%
  2001 (2) (7)                         8.45         (28.57)        10,857           2.17           0.06           2.27
  2000 (2) (8)                        13.28          (4.22)           732           2.28          (0.96)          2.46
  1999                                15.27          35.65            781           2.26          (0.71)          2.45
  1998                                11.97          14.48            624           2.28          (0.70)          2.45
Class C (2)
  2002                         $       7.09         (18.97)% $     11,027           2.35%         (0.71)%         2.41%
  2001 (5)                             8.75           5.29         17,806           1.48           4.15           1.48
Class S
  2002 (2)                     $       7.31         (18.42)% $     10,817           1.60%          0.16%          1.66%
  2001 (2) (7)                         8.96         (28.03)         9,461           1.46          (0.33)          1.61
  2000 (2) (8)                        13.97          (3.59)        16,373           1.58          (0.26)          1.76
  1999                                15.95          36.61         11,307           1.56             --           1.75
  1998                                12.43          15.37          8,058           1.58           0.01           1.75
Class Y
  2002 (2)                     $       7.40         (18.05)% $    540,495           1.35%          0.36%          1.41%
  2001 (2) (7)                         9.03         (27.93)       661,886           1.23           0.67           1.36
  2000 (2) (8)                        14.03          (3.27)       122,329           1.28           0.04           1.76
  1999                                15.97          36.98         92,778           1.26           0.28           1.75
  1998                                12.42          15.73         60,647           1.28           0.34           1.75
----------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]


                                  RATIO OF NET
                                      INVESTMENT
                                   INCOME (LOSS)
                                  TO AVERAGE NET      PORTFOLIO
                               ASSETS (EXCLUDING       TURNOVER
                                        WAIVERS)           RATE
---------------------------------------------------------------
INTERNATIONAL FUND (6)
Class A
  2002 (2)                                 (0.02)%           72%
  2001 (2) (7)                              0.92             72
  2000 (2) (8)                             (0.44)            90
  1999                                     (0.20)            94
  1998                                     (0.15)            89
Class B
  2002 (2)                                 (0.74)%           72%
  2001 (2) (7)                             (0.04)            72
  2000 (2) (8)                             (1.14)            90
  1999                                     (0.90)            94
  1998                                     (0.87)            89
Class C (2)
  2002                                     (0.77)%           72%
  2001 (5)                                  4.15             72
Class S
  2002 (2)                                  0.10%            72%
  2001 (2) (7)                             (0.48)            72
  2000 (2) (8)                             (0.44)            90
  1999                                     (0.19)            94
  1998                                     (0.16)            89
Class Y
  2002 (2)                                  0.30%            72%
  2001 (2) (7)                              0.54             72
  2000 (2) (8)                             (0.44)            90
  1999                                     (0.21)            94
  1998                                     (0.13)            89
---------------------------------------------------------------

(1) The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.

(2) Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since August 10, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Commenced operations February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

(7) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

BOND IMMDEX(TM) FUND

                                                                  REALIZED AND
                                       NET ASSET                    UNREALIZED    DIVIDENDS
                                           VALUE          NET            GAINS     FROM NET   DISTRIBUTIONS
                                       BEGINNING   INVESTMENT      OR (LOSSES)   INVESTMENT    FROM CAPITAL
                                       OF PERIOD       INCOME   ON INVESTMENTS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------
BOND IMMDEX(TM) FUND(1)
Class A
  2002                                  $  29.15      $  1.63        $    0.08     $  (1.59)      $   (0.06)
  2001(2)(3)                               27.49         1.51             1.73        (1.47)          (0.11)
  2000(2)(4)                               27.36         1.71             0.13        (1.71)             --
  1999(2)(4)                               29.01         1.64            (1.66)       (1.63)             --
  1998(4)                                  28.16         1.64             0.85        (1.64)             --
  1997(2)(4)                               27.54         1.66             0.64        (1.68)             --
Class B
  2002                                  $  29.13      $  1.43        $    0.06     $  (1.38)      $   (0.06)
  2001(2)(3)                               27.49         1.32             1.72        (1.29)          (0.11)
  2000(4)                                  27.36         1.53             0.13        (1.53)             --
  1999(2)(4)(5)                            28.34         0.92            (0.91)       (0.99)             --
Class C
  2002                                  $  29.15      $  1.43        $    0.06     $  (1.42)      $   (0.06)
  2001(2)(6)                               28.94         0.07             0.14           --              --
Class S
  2002                                  $  29.15      $  1.64        $    0.07     $  (1.59)      $   (0.06)
  2001(2)(7)                               27.88         1.31             1.29        (1.33)             --
Class Y
  2002                                  $  29.17      $  1.70        $    0.08     $  (1.66)      $   (0.06)
  2001(2)(3)                               27.51         1.58             1.72        (1.53)          (0.11)
  2000(4)                                  27.37         1.94             0.13        (1.93)             --
  1999(4)                                  29.02         1.70            (1.65)       (1.70)             --
  1998(4)                                  28.16         1.72             0.85        (1.71)             --
  1997(4)                                  27.55         1.75             0.61        (1.75)             --

                                                                                                             RATIO OF
                                                                                            RATIO OF NET     EXPENSES
                                       NET ASSET                                  RATIO OF    INVESTMENT      AVERAGE
                                           VALUE                 NET ASSETS    EXPENSES TO     INCOME TO   NET ASSETS
                                          END OF       TOTAL         END OF        AVERAGE       AVERAGE   (EXCLUDING
                                          PERIOD   RETURN(8)    PERIOD(000)     NET ASSETS    NET ASSETS     WAIVERS)
---------------------------------------------------------------------------------------------------------------------
BOND IMMDEX(TM) FUND(1)
Class A
  2002                                  $  29.21        6.18%     $  87,096           0.73%         5.72%        0.83%
  2001(2)(3)                               29.15       12.09         87,775           0.73          5.82         0.76
  2000(2)(4)                               27.49        6.99         82,131           0.74          6.30         0.74
  1999(2)(4)                               27.36       (0.05)        95,635           0.72          5.80         0.74
  1998(4)                                  29.01        9.11         95,301           0.67          5.77         0.74
  1997(2)(4)                               28.16        8.68         64,144           0.67          6.08         0.74
Class B
  2002                                  $  29.18        5.39%     $  14,592           1.48%         5.03%        1.58%
  2001(2)(3)                               29.13       11.32          8,505           1.48          5.02         1.52
  2000(4)                                  27.49        6.22          2,689           1.49          5.55         1.49
  1999(2)(4)(5)                            27.36        0.04          1,869           1.49          5.06         1.49
Class C
  2002                                  $  29.16        5.37%     $   1,919           1.48%         5.23%        1.58%
  2001(2)(6)                               29.15        0.69         46,666           0.41          5.06         0.48
Class S
  2002                                  $  29.21        6.20%     $  18,179           0.72%         5.78%        0.82%
  2001(2)(7)                               29.15        9.56         10,330           0.73          5.64         0.79
Class Y
  2002                                  $  29.23        6.44%     $ 710,922           0.48%         5.98%        0.58%
  2001(2)(3)                               29.17       12.33        645,134           0.48          6.06         0.51
  2000(4)                                  27.51        7.29        477,455           0.49          6.55         0.49
  1999(4)                                  27.37        0.20        421,897           0.47          6.05         0.48
  1998(4)                                  29.02        9.41        471,425           0.42          6.02         0.49
  1997(4)                                  28.16        8.90        408,018           0.42          6.33         0.49

[WIDE TABLE CONTINUED FROM ABOVE

                                           RATIO OF NET
                                             INVESTMENT
                                                 INCOME
                                         TO AVERAGE NET   PORTFOLIO
                                      ASSETS (EXCLUDING    TURNOVER
                                               WAIVERS)        RATE
-------------------------------------------------------------------
BOND IMMDEX(TM) FUND(1)
Class A
  2002                                             5.62%         46%
  2001(2)(3)                                       5.79          16
  2000(2)(4)                                       6.30          25
  1999(2)(4)                                       5.78          57
  1998(4)                                          5.70          20
  1997(2)(4)                                       6.01          35
Class B
  2002                                             4.93%         46%
  2001(2)(3)                                       4.98          16
  2000(4)                                          5.55          25
  1999(2)(4)(5)                                    5.06          57
Class C
  2002                                             5.13%         46%
  2001(2)(6)                                       4.99          16
Class S
  2002                                             5.68%         46%
  2001(2)(7)                                       5.58          16
Class Y
  2002                                             5.88%         46%
  2001(2)(3)                                       6.03          16
  2000(4)                                          6.55          25
  1999(4)                                          6.04          57
  1998(4)                                          5.95          20
  1997(4)                                          6.26          35

(1) The financial highlights for the Bond IMMDEX(TM) Fund as set forth herein include the historical financial highlights of the Firstar Bond IMMDEX(TM) Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar Bond IMMDEX(TM) Fund were acquired by Bond IMMDEX(TM) Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar Bond IMMDEX(TM) Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of Bond IMMDEX(TM) Fund, respectively.
(2) Per share data calculated using average shares outstanding method.
(3) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(4) For the fiscal year ended October 31.
(5) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIXED INCOME FUND

                                                                  REALIZED AND
                                       NET ASSET                    UNREALIZED    DIVIDENDS
                                           VALUE          NET            GAINS     FROM NET   DISTRIBUTIONS    RETURN
                                       BEGINNING   INVESTMENT      OR (LOSSES)   INVESTMENT    FROM CAPITAL        OF
                                       OF PERIOD       INCOME   ON INVESTMENTS       INCOME           GAINS   CAPITAL
---------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
Class A
   2002                                 $  11.37      $  0.55        $    0.08     $  (0.55)      $      --   $    --
   2001(1)                                 10.69         0.61             0.69        (0.62)             --        --
   2000                                    10.65         0.61             0.04        (0.61)             --        --
   1999                                    11.69         0.59            (0.89)       (0.59)          (0.15)       --
   1998                                    10.97         0.57             0.73        (0.57)          (0.01)       --
Class B
   2002                                 $  11.29      $  0.47        $    0.09     $  (0.47)      $      --   $    --
   2001(1)                                 10.63         0.52             0.68        (0.54)             --        --
   2000                                    10.58         0.53             0.05        (0.53)             --        --
   1999                                    11.63         0.51            (0.90)       (0.51)          (0.15)       --
   1998                                    10.91         0.49             0.73        (0.49)          (0.01)       --
Class C
   2002                                 $  11.34      $  0.47        $    0.08     $  (0.47)      $      --   $    --
   2001(1)                                 10.66         0.52             0.70        (0.54)             --        --
   2000                                    10.64         0.52             0.04        (0.54)             --        --
   1999(2)                                 11.33         0.38            (0.69)       (0.38)             --        --
Class S
   2002                                 $  11.37      $  0.55        $    0.08     $  (0.55)      $      --   $    --
   2001(1)(3)                              11.28         0.01             0.08           --              --        --
Class Y
   2002                                 $  11.37      $  0.58        $    0.08     $  (0.58)      $      --   $    --
   2001(1)                                 10.69         0.63             0.70        (0.65)             --        --
   2000                                    10.65         0.63             0.04        (0.63)             --        --
   1999                                    11.69         0.61            (0.89)       (0.61)          (0.15)       --
   1998                                    10.96         0.60             0.74        (0.60)          (0.01)       --

                                                                                                             RATIO OF
                                                                                            RATIO OF NET     EXPENSES
                                       NET ASSET                                 RATIO OF     INVESTMENT      AVERAGE
                                           VALUE                 NET ASSETS   EXPENSES TO      INCOME TO   NET ASSETS
                                          END OF       TOTAL         END OF       AVERAGE        AVERAGE   (EXCLUDING
                                          PERIOD   RETURN(5)    PERIOD(000)    NET ASSETS     NET ASSETS     WAIVERS)
---------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
Class A
   2002                                 $  11.45        5.77%   $   122,354          0.95%          4.93%        1.03%
   2001(1)                                 11.37       12.50        119,067          0.95           5.50         1.13
   2000                                    10.69        6.33        110,490          0.95           5.76         1.14
   1999                                    10.65       (2.67)       137,133          0.95           5.29         1.14
   1998                                    11.69       12.29        205,237          0.95           5.10         1.11
Class B
   2002                                 $  11.38        5.12%   $    16,741          1.70%          4.17%        1.78%
   2001(1)                                 11.29       11.59         15,071          1.70           4.75         1.88
   2000                                    10.63        5.70         11,550          1.70           5.02         1.89
   1999                                    10.58       (3.48)        14,639          1.70           4.53         1.89
   1998                                    11.63       11.54         17,242          1.70           4.35         1.86
Class C
   2002                                 $  11.42        5.02%   $     9,672          1.70%          4.18%        1.78%
   2001(1)                                 11.34       11.68          7,148          1.70           4.65         1.88
   2000                                    10.66        5.50            566          1.70           5.02         1.89
   1999(2)                                 10.64       (2.75)           719          1.35           5.09         1.89
Class S
   2002                                 $  11.45        5.77%   $    33,270          0.95%          4.93%        1.03%
   2001(1)(3)                              11.37        0.80         35,062          1.58           6.36         1.76
Class Y
   2002                                 $  11.45        6.04%   $ 1,204,555          0.70%          5.18%        0.78%
   2001(1)                                 11.37       12.76      1,368,812          0.70           5.76         0.88
   2000                                    10.69        6.59      1,299,941          0.70           6.03         0.89
   1999                                    10.65       (2.44)     1,239,900          0.70           5.57         0.89
   1998                                    11.69       12.66      1,210,661          0.70           5.35         0.86

[WIDE TABLE CONTINUED FROM ABOVE]

                                            RATIO OF NET
                                              INVESTMENT
                                                  INCOME
                                          TO AVERAGE NET   PORTFOLIO
                                       ASSETS (EXCLUDING    TURNOVER
                                                WAIVERS)        RATE
--------------------------------------------------------------------
FIXED INCOME FUND
Class A
   2002                                             4.85%        115%
   2001(1)                                          5.32          81
   2000                                             5.57          54
   1999                                             5.10          90
   1998                                             4.94         147
Class B
   2002                                             4.09%        115%
   2001(1)                                          4.57          81
   2000                                             4.83          54
   1999                                             4.34          90
   1998                                             4.19         147
Class C
   2002                                             4.10%        115%
   2001(1)                                          4.47          81
   2000                                             4.83          54
   1999(2)                                          4.55          90
Class S
   2002                                             4.85%        115%
   2001(1)(3)                                       6.18          81
Class Y
   2002                                             5.10%        115%
   2001(1)                                          5.58          81
   2000                                             5.84          54
   1999                                             5.38          90
   1998                                             5.19         147

 (1) Per share data calculated using average shares outstanding method.
 (2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

HIGH YIELD BOND FUND

                                                                                                             RATIO OF
                                                                                            RATIO OF NET     EXPENSES
                                       NET ASSET                                 RATIO OF     INVESTMENT      AVERAGE
                                           VALUE                 NET ASSETS   EXPENSES TO      INCOME TO   NET ASSETS
                                          END OF       TOTAL         END OF       AVERAGE        AVERAGE   (EXCLUDING
                                          PERIOD   RETURN(5)    PERIOD(000)    NET ASSETS     NET ASSETS     WAIVERS)
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Class A
   2002                                 $   7.96       (6.66)%  $    23,900          1.10%          7.64%        1.47%
   2001(1)(4)                               9.30       (6.55)           161          1.10           6.53         1.33
Class B
   2002                                 $   7.97       (7.26)%  $       774          1.80%          7.49%        2.28%
   2001(1)(4)                               9.31       (6.47)            40          1.77           6.02         2.02
Class C
   2002                                 $   7.97       (7.34)%  $     7,213          1.83%          7.08%        2.26%
   2001(1)(4)                               9.31       (6.50)         3,749          1.94           5.53         2.21
Class S
   2002                                 $   7.96       (6.66)%  $        87          1.01%          8.46%        1.57%
   2001(1)(3)                               9.30       (1.90)            --          0.00           1.23         0.00
Class Y
   2002                                 $   7.98       (6.33)%  $    21,157          0.82%          8.19%        1.27%
   2001(1)(4)                               9.31       (6.47)         8,308          0.96           6.06         1.23

[WIDE TABLE CONTINUED FROM ABOVE]

                                            RATIO OF NET
                                              INVESTMENT
                                                  INCOME
                                          TO AVERAGE NET   PORTFOLIO
                                       ASSETS (EXCLUDING    TURNOVER
                                                WAIVERS)        RATE
--------------------------------------------------------------------
HIGH YIELD BOND FUND
Class A
   2002                                             7.27%         86%
   2001(1)(4)                                       6.30          53
Class B
   2002                                             7.01%         86%
   2001(1)(4)                                       5.77          53
Class C
   2002                                             6.65%         86%
   2001(1)(4)                                       5.26          53
Class S
   2002                                             7.90%         86%
   2001(1)(3)                                       1.23          53
Class Y
   2002                                             7.74%         86%
   2001(1)(4)                                       5.79          53

 (1) Per share data calculated using average shares outstanding method.
 (2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

STRATEGIC INCOME FUND

                                                                          REALIZED AND
                                             NET ASSET                      UNREALIZED     DIVIDENDS
                                                 VALUE           NET             GAINS      FROM NET
                                             BEGINNING    INVESTMENT       OR (LOSSES)    INVESTMENT
                                             OF PERIOD        INCOME    ON INVESTMENTS        INCOME
----------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
Class A
   2002(1)                                   $    8.37    $     0.68    $        (0.39)   $    (0.67)
   2001(1)                                        8.91          0.76             (0.59)        (0.71)
   2000(1)                                        9.09          0.64             (0.15)        (0.67)
   1999(1)                                        9.27          0.78             (0.25)        (0.71)
   1998(2)                                       10.00          0.13             (0.75)        (0.11)
Class B
   2002(1)                                   $    8.35    $     0.60    $        (0.38)   $    (0.61)
   2001(1)                                        8.89          0.69             (0.58)        (0.65)
   2000(1)                                        9.07          0.56             (0.14)        (0.60)
   1999(1)                                        9.27          0.71             (0.26)        (0.65)
   1998(2)                                       10.00          0.09             (0.71)        (0.11)
Class C(1)
   2002                                      $    8.35    $     0.60    $        (0.38)   $    (0.61)
   2001                                           8.90          0.69             (0.59)        (0.65)
   2000                                           9.08          0.59             (0.14)        (0.63)
   1999(3)                                        9.57          0.45             (0.47)        (0.47)
Class S(1)
   2002                                      $    8.38    $     0.65    $        (0.36)   $    (0.61)
   2001(4)                                        8.40            --             (0.02)           --
Class Y
   2002(1)                                   $    8.38    $     0.70    $        (0.40)   $    (0.69)
   2001(1)                                        8.92          0.79             (0.59)        (0.74)
   2000(1)                                        9.09          0.66             (0.14)        (0.69)
   1999(1)                                        9.27          0.80             (0.25)        (0.73)
   1998(2)                                       10.00          0.14             (0.75)        (0.12)

                                                                                                           RATIO OF NET
                                           NET ASSETS                                       RATIO OF         INVESTMENT
                                                VALUE                      NET ASSETS    EXPENSES TO          INCOME TO
                                               END OF        TOTAL             END OF        AVERAGE            AVERAGE
                                               PERIOD    RETURN(5)        PERIOD(000)     NET ASSETS          NET ASSET
-----------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
Class A
   2002(1)                                 $     7.99         3.31%       $    18,006           1.20%              7.98%
   2001(1)                                       8.37         1.99             19,014           1.15               8.62
   2000(1)                                       8.91         5.56             21,737           1.15               7.08
   1999(1)                                       9.09         5.73             27,768           1.15               8.30
   1998(2)                                       9.27        (6.17)            40,270           1.15               8.19
Class B
   2002(1)                                 $     7.96         2.46%       $     4,179           1.95%              7.13%
   2001(1)                                       8.35         1.17              2,426           1.90               7.88
   2000(1)                                       8.89         4.83              1,401           1.90               6.20
   1999(1)                                       9.07         4.90                788           1.90               7.56
   1998(2)                                       9.27        (6.19)               114           1.90               7.44
Class C(1)
   2002                                    $     7.96         2.44%       $     6,213           1.95%              7.16%
   2001                                          8.35         1.04              4,240           1.91               7.89
   2000                                          8.90         5.16              1,241           1.65               6.46
   1999(3)                                       9.08        (0.28)             1,058           1.55               7.34
Class S(1)
   2002                                    $     8.06         3.26%       $         6           1.20%              7.77%
   2001(4)                                       8.38        (0.24)                --           0.00               0.00
Class Y
   2002(1)                                 $     7.99         3.44%       $   135,665           0.95%              8.22%
   2001(1)                                       8.38         2.12            155,146           0.90               8.89
   2000(1)                                       8.92         5.94            237,730           0.90               7.26
   1999(1)                                       9.09         5.96            184,666           0.90               8.56
   1998(2)                                       9.27        (6.13)            54,491           0.90               8.44


[WIDE TABLE CONTINUED FROM ABOVE]

                                           RATIO OF        RATIO OF NET
                                        EXPENSES TO          INVESTMENT
                                            AVERAGE              INCOME
                                         NET ASSETS      TO AVERAGE NET    PORTFOLIO
                                         (EXCLUDING    ASSETS(EXCLUDING     TURNOVER
                                           WAIVERS)            WAIVERS)         RATE
------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
Class A
   2002(1)                                     1.28%               7.90%          59%
   2001(1)                                     1.17                8.60           80
   2000(1)                                     1.17                7.06           90
   1999(1)                                     1.21                8.24           40
   1998(2)                                     1.30                8.04           61
Class B
   2002(1)                                     2.03%               7.05%          59%
   2001(1)                                     1.91                7.87           80
   2000(1)                                     1.91                6.19           90
   1999(1)                                     1.96                7.50           40
   1998(2)                                     2.05                7.29           61
Class C(1)
   2002                                        2.03%               7.08%          59%
   2001                                        1.92                7.88           80
   2000                                        1.73                6.38           90
   1999(3)                                     1.90                6.99           40
Class S(1)
   2002                                        1.28%               7.69%          59%
   2001(4)                                     0.00                0.00           80
Class Y
   2002(1)                                     1.03%               8.14%          59%
   2001(1)                                     0.92                8.87           80
   2000(1)                                     0.91                7.25           90
   1999(1)                                     0.93                8.53           40
   1998(2)                                     1.05                8.29           61

(1) Per share data calculated using average shares outstanding method.
(2) Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                     Part B
                                    Form N-14

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                       Statement of Additional Information
                                January __, 2003

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated January __, 2003, relating to the proposed reorganizations of Large Cap Growth Fund, Health Sciences Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Emerging Markets Fund, Bond IMMDEX(TM) Fund, and High Yield Bond Fund (each an "Acquired Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), with and into Large Cap Core Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Fixed Income Fund or Strategic Income Fund, as applicable (each an "Acquiring Fund"), each a separate series of FAIF. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to FAIF at the telephone number or address set forth above. This Statement of Additional Information has been incorporated by reference into the Prospectus/Proxy Statement.

     Further information about the Acquired Funds and the Acquiring Funds is contained in their Prospectuses, each dated January 28, 2002, as supplemented, their Statement of Additional Information dated January 28, 2002 ("SAI"), and their Annual Report to Shareholders for the fiscal year ended September 30, 2002 ("Annual Report").

     This Statement of Additional Information incorporates by reference the SAI and the Annual Report, each of which accompanies this Statement of Additional Information.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

INDEPENDENT DIRECTORS

-----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN           OTHER
 NAME, ADDRESS,   POSITION(S)      TERM OF OFFICE                                      FUND COMPLEX       DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY           HELD BY
                   WITH FUND        TIME SERVED             DURING PAST 5 YEARS          DIRECTOR           DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------
Roger A.          Director     Term expiring earlier   Vice President, Cargo -        First American          None
Gibson, 1200                   of death,               United Airlines, since July    Funds Complex:
Algonquin Road,                resignation, removal,   2001; Vice President, North    Fifteen
Elk Grove                      disqualification, or    America-Mountain Region for    registered
Village, IL                    successor duly          United Airlines (1995-2001)    investment
60007 (56)                     elected and                                            companies,
                               qualified. Director                                    including 70
                               of FAIF since October                                  portfolios
                               1997
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Andrew M.         Director     Term expiring earlier   Chairman, Hunter, Keith        First American          None
Hunter III, 537                of death,               Industries, a diversified      Funds Complex:
Harrington                     resignation, removal,   manufacturing and services     Fifteen
Road, Wayzata,                 disqualification, or    management company, since      registered
Minnesota 55391                successor duly          1975                           investment
(55)**                         elected and                                            companies,
                               qualified. Director                                    including 70
                               of FAIF since January                                  portfolios
                               1997
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Leonard W.        Director     Term expiring earlier   Owner, Executive and           First American          None
Kedrowski, 16                  of death,               Management Consulting, Inc.,   Funds Complex:
Dellwood                       resignation, removal,   a management consulting        Fifteen
Avenue,                        disqualification, or    firm, since 1992; Chief        registered
Dellwood,                      successor duly          Executive Officer, Creative    investment
Minnesota 55110                elected and             Promotions International,      companies,
(61)                           qualified. Director     LLC, a promotional award       including 70
                               of FAIF since           programs and products          portfolios
                               November 1993           company, since 1999; Board
                                                       member, GC McGuiggan
                                                       Corporation (dba Smyth
                                                       Companies), manufacturer of
                                                       designer doors; acted as CEO
                                                       of Graphics Unlimited from
                                                       1996-1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Richard K.        Director     Term expiring earlier   Retired; President and Chief   First American          None
Riederer, 741                  of death,               Executive Officer, Weirton     Funds Complex:
Chestnut Road,                 resignation, removal,   Steel (1995-2001); Director,   Fifteen
Sewickley,                     disqualification, or    Weirton Steel (1993-2001)      registered
Pennsylvania                   successor duly                                         investment
15143 (58)                     elected and                                            companies,
                               qualified. Director                                    including 70
                               of FAIF since August                                   portfolios
                               2001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Joseph D.         Director     Term expiring earlier   Chairman of FAF's and FAIF's   First American          None
Strauss, 8525                  of death,               Boards from 1993 to            Funds Complex:
Edinbrook                      resignation, removal,   September 1997 and of FASF's   Fifteen
Crossing, Suite                disqualification, or    Board from June 1996 to        registered
5, Brooklyn                    successor duly          September 1997; President of   investment
Park, Minnesota                elected and             FAF and FAIF from June 1989    companies,
55443 (62)                     qualified. Director     to November 1989; Owner and    including 70
                               of FAIF since           Executive Officer, Excensus    portfolios
                               September 1991          TM LLC, a consulting firm,
                                                       since 2001; Owner and
                                                       President, Strauss
                                                       Management Company, a
                                                       Minnesota holding company
                                                       for various
                                                       organizational management
                                                       business ventures, since
                                                       1993; Owner, Chairman and
                                                       Chief Executive Officer,
                                                       Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning
                                                       and public relations
                                                       organization, since 1993;
                                                       attorney at law
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN           OTHER
 NAME, ADDRESS,   POSITION(S)      TERM OF OFFICE                                      FUND COMPLEX       DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY           HELD BY
                   WITH FUND        TIME SERVED             DURING PAST 5 YEARS          DIRECTOR           DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------
Virginia L.       Chair;       Chair Term three        Owner and President,           First American          None
Stringer, 712     Director     years.  Directors       Strategic Management           Funds Complex:
Linwood Avenue,                Term expiring earlier   Resources, Inc.,  a            Fifteen
St. Paul,                      of death,               management consulting firm,    registered
Minnesota 55105                resignation, removal,   since 1993; Executive          investment
(58)                           disqualification, or    Consultant for State Farm      companies,
                               successor duly          Insurance Company since        including 70
                               elected and             1997; formerly President and   portfolios
                               qualified. Chair of     Director, The Inventure
                               FAIF's Board since      Group, a management
                               September 1997;         consulting and training
                               Director of FAIF        company; President, Scott's,
                               since September 1987    Inc., a transportation
                                                       company, and Vice President
                                                       of Human Resources, The
                                                       Pillsbury Company
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
James M. Wade,    Director     Term expiring earlier   Owner and President, Jim       First American          None
2802 Wind Bluff                of death,               Wade Homes, a homebuilding     Funds Complex:
Circle,                        resignation, removal,   company, since 1999            thirteen
Wilmington,                    disqualification, or                                   registered
North Carolina                 successor duly                                         investment
28409 (59)                     elected and                                            companies,
                               qualified. Director                                    including 70
                               of FAIF since August                                   portfolios
                               2001
-----------------------------------------------------------------------------------------------------------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** On December 4, 2002, Mr. Hunter tendered his resignation from the Board of Directors, effective December 31, 2002.

INTERESTED DIRECTOR(S)

-----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN           OTHER
 NAME, ADDRESS,   POSITION(S)      TERM OF OFFICE                                      FUND COMPLEX       DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY           HELD BY
                   WITH FUND        TIME SERVED             DURING PAST 5 YEARS          DIRECTOR           DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------
John M. Murphy,   Director     Term expiring earlier   Executive Vice President,      First American          None
Jr., 800                       of death,               U.S. Bancorp since January     Funds Complex:
Nicollet Mall,                 resignation, removal,   1999; Minnesota State          thirteen
Minneapolis,                   disqualification, or    Chairman - U.S. Bancorp        registered
Minnesota 55402                successor duly          since 2000; Chairman and       investment
(61) **                        elected and             Chief Investment Officer,      companies,
                               qualified. Director     First American Asset           including 70
                               of FAIF since June      Management and U.S. Bank       portfolios
                               1999                    Trust, N.A., and Executive
                                                       Vice President, U.S. Bancorp
                                                       (1991-1999).
-----------------------------------------------------------------------------------------------------------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

OFFICERS

-----------------------------------------------------------------------------------------------------------------------
                           POSITION(S)        TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, ADDRESS, AND AGE        HELD             AND LENGTH OF
                            WITH FUND           TIME SERVED
-----------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier,      President          Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                           Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                           President of FAIF    Officer of First American Asset Management from
Inc., 800 Nicollet                          since February       December 2000 through May 2001 and of Firstar
Mall, Minneapolis,                          2001                 Investment & Research Management Company from February
Minnesota 55402 (40) *                                           2001 through May 2001; Senior Managing Director and
                                                                 Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                                 from October 1998 through December 2000; Senior
                                                                 Airline Analyst and Director of Equity Research of
                                                                 Credit Suisse First Boston through 1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mark S. Jordahl, U.S.    Vice President     Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
Bancorp Asset            - Investments      Board annually;      Management, Inc. since September 2001; President and
Management, Inc. 800                        Vice President -     Chief Investment Officer, ING Investment Management -
Nicollet Mall,                              Investments of       Americas (September 2000 to June 2001); Senior Vice
Minneapolis, Minnesota                      FAIF since           President and Chief Investment Officer, ReliaStar
55402 (42) *                                September 2001       Financial Corp. (January 1998 to September 2000);
                                                                 Executive Vice President and Managing Director,
                                                                 Washington Square Advisers (January 1996 to December
                                                                 1997)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Jeffery M. Wilson,       Vice President     Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset       - Administration   Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                        Vice President -     American Asset Management through May 2001
Nicollet Mall,                              Administration of
Minneapolis, Minnesota                      FAIF since March
55402 (46) *                                2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Robert H. Nelson, U.S.   Treasurer          Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
Bancorp Asset                               Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                        Treasurer of FAIF    American Asset Management from 1998 through May 2001
Nicollet Mall,                              since March 2000     and of Firstar Investment & Research Management
Minneapolis, Minnesota                                           Company from February 2001 through May 2001; Senior
55402 (39) *                                                     Vice President of Piper Capital Management Inc.
                                                                 through 1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
James D. Alt, 50 South   Secretary          Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Sixth Street, Suite                         Board annually;      law firm
1500, Minneapolis,                          Assistant
Minnesota 55402 (51)                        Secretary of FAIF
                                            from September
                                            1998 through June
                                            2002.  Secretary
                                            of FAIF since June
                                            2002.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Michael J. Radmer, 50    Assistant          Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
South Sixth Street,      Secretary          Board annually;      law firm
Suite 1500,                                 Assistant Secretary
Minneapolis, Minnesota                      of FAIF since March
55402 (57)                                  2000; Secretary of
                                            FAIF from September
                                            1999 through March
                                            2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kathleen L. Prudhomme,   Assistant          Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,   Secretary          Board annually;      law firm
Suite 1500,                                 Assistant
Minneapolis, Minnesota                      Secretary of FAIF
55402 (49)                                  since September
                                            1998
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                           POSITION(S)        TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, ADDRESS, AND AGE        HELD             AND LENGTH OF
                            WITH FUND           TIME SERVED
-----------------------------------------------------------------------------------------------------------------------
Douglas G. Hess, 612     Assistant          Re-elected by the    Assistant Vice President, Fund Compliance
E. Michigan Street,      Secretary          Board annually;      Administrator, U.S. Bancorp Fund Services, LLC (fka
Milwaukee, WI 53202                         Assistant            Firstar Mutual Fund Services, LLC) since March 1997
(35) *                                      Secretary of FAIF
                                            since September
                                            2001
-----------------------------------------------------------------------------------------------------------------------

* Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAIF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

     There are currently three standing committees of the FAIF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

-----------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                                COMMITTEE FUNCTION                     COMMITTEE MEMBERS             FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------------
Audit Committee   The Committee will recommend annually to the     Leonard Kedrowski (Chair)              8
                  Board of Directors a firm of independent               Roger Gibson
                  certified public accountants to audit the            Richard Riederer
                  books and records of the funds for the ensuing       Virginia Stringer
                  year.  In connection therewith, the Committee          (ex-officio)
                  will monitor that firm's performance, including
                  a review of each audit and review of fees paid,
                  confer with that firm as to the funds' financial
                  statements and internal controls, evaluate the
                  firm's independence, review procedures to
                  safeguard portfolio securities, review the
                  purchase by the funds from the firm of nonaudit
                  services, facilitate communications with
                  management and service providers and review
                  funds' back-up procedures and disaster recovery
                  plans.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pricing           The Committee is responsible for valuing           Joseph Strauss (Chair)               8
Committee         portfolio securities for which market                  Andrew Hunter
                  quotations are not readily available, pursuant          John Murphy
                  to procedures established by the Board of            Virginia Stringer
                  Directors.                                             (ex-officio)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nominating        The Committee is responsible for recommending      Andrew Hunter (Chair)                2
Committee         to the Board of Directors (1) nominees for             Roger Gibson
                  election as directors, (2) a successor to the      Richard Riederer
                  Chair when a vacancy occurs, and (3) Virginia
                  Stringer compensation plans and arrangements
                  for the (ex-officio) directors; and reviewing
                  with the Chair, the Chair's recommended
                  Committee assignments.
-----------------------------------------------------------------------------------------------------------------------

FUND SHARES OWNED BY THE DIRECTORS

     The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-----------------------------------------------------------------------------------------------------------------------
    NAME OF DIRECTOR       DOLLAR RANGE OF EQUITY SECURITIES IN FAIF   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              THE FIRST AMERICAN FUNDS COMPLEX*
-----------------------------------------------------------------------------------------------------------------------
Virginia Stringer                         Over $100,000                                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Leonard Kedrowski                         Over $100,000                                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Roger Gibson                             $10,001-$50,000                                $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Andrew Hunter                                  None                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Joseph Strauss                            Over $100,000                                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Richard Riederer                         $50,001-$100,000                               $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
James Wade                                Over $100,000                                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------
John Murphy                                $1 - $10,000                                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of October 1, 2002.

     As of October 1, 2002, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

     With respect to all Funds, the Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 5, 2002. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

     o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund;

     o the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors;

     o the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund, and the other benefits that may be received by the Advisor or its affiliates in providing services to the Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

     o the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors;

     o the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund;

     o information and reports concerning the management and performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

     o an in-depth review of strategies and performance which the Board performs with respect to each Fund at least annually;

     o the steps taken by the Advisor since the Board's last re-approval of the Advisory Agreement to improve the performance of certain Funds, and the changes in performance of such Funds; and

     o the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

     The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

     The Board of Directors was led in its review and deliberations by James M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. The Board also performed a similar, but less extensive, analysis of each sub-advisory agreement with respect to the Funds and found in the exercise of its business judgment that the terms of each such agreement are fair and reasonable and in the best interest of shareholders of the relevant Funds. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

     The First American Family of Funds (which includes FAIF; First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and ten separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., Minnesota Municipal Income Fund Inc. II, American Select Portfolio Inc., American Municipal Term Trust Inc. III., Minnesota Municipal Term Trust Inc. II, and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF")) currently pays only directors of the funds who are not paid employees or affiliates of the Funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of all Pricing Committee meetings and telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

     The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2002. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

--------------------------------------------------------------------------------------------------------------
                                                         PENSION OR                              TOTAL
                                       AGGREGATE         RETIREMENT                        COMPENSATION FROM
     NAME OF PERSON, POSITION        COMPENSATION     BENEFITS ACCRUED      ESTIMATED        REGISTRANT AND
                                         FROM         AS PART OF FUND    ANNUAL BENEFITS   FUND COMPLEX PAID
                                    REGISTRANT (1)        EXPENSES       UPON RETIREMENT    TO DIRECTORS (2)
--------------------------------------------------------------------------------------------------------------
Robert J. Dayton (3)                    $16,073             -0-                 -0-            $ 58,616
--------------------------------------------------------------------------------------------------------------
Andrew S. Duff (4)                           -0-            N/A                 N/A                  -0-
--------------------------------------------------------------------------------------------------------------
Roger A. Gibson, Director                27,210             -0-                 -0-             104,350
--------------------------------------------------------------------------------------------------------------
Andrew M. Hunter III, Director           21,640             -0-                 -0-              87,500
--------------------------------------------------------------------------------------------------------------
Leonard W. Kedrowski, Director           38,043             -0-                 -0-             153,825
--------------------------------------------------------------------------------------------------------------
John M. Murphy, Jr., Director (5)            -0-            N/A                 N/A                  -0-
--------------------------------------------------------------------------------------------------------------
Richard K. Riederer, Director            36,469             -0-                 -0-             133,000
--------------------------------------------------------------------------------------------------------------
Joseph D. Strauss, Director              28,130             -0-                 -0-             102,875
--------------------------------------------------------------------------------------------------------------
Virginia L. Stringer, Director &         47,599             -0-                 -0-             176,125
Chair
--------------------------------------------------------------------------------------------------------------
James M. Wade, Director                  26,392             -0-                 -0-              96,250
--------------------------------------------------------------------------------------------------------------

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $12,904; Andrew M. Hunter III, $21,640; Leonard W. Kedrowski, $38,043; Joseph D. Strauss, $730; and Virginia L. Stringer, $6,399.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $52,175; Andrew M. Hunter III, $87,500; Leonard W. Kedrowski, $153,825; Joseph D. Strauss, $2,950; and Virginia L. Stringer, $25,875.

(3) On May 15, 2002, Robert J. Dayton tendered his resignation from the Board of Directors of the Funds, effective September 30, 2002.

(4) At the August 30, 2001 shareholder meeting, Andrew S. Duff was elected to the Board of Directors. Mr. Duff, who was an "interested person," did not receive any compensation and resigned from the Board of Directors on December 5, 2001.

(5) As an "interested person," John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for his position on the Board of Directors.

----------

     The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation.

                                FUND PERFORMANCE

     Linked Performance. Advertisements and other sales literature for the Funds' Class Y shares may include linked performance where there is a performance history of less than five years. That is, in situations where a Fund has a share class with an inception date reflecting a performance history longer than five years, but that same Fund's Class Y shares have an inception date reflecting a shorter performance history, the Fund may advertise Class Y share performance "linked" to the inception date of the older share class. This performance presentation will not be adjusted to reflect actual Class Y share fees and expenses, and the Fund will (additionally) provide performance based on the Fund's actual Class Y share inception date. Fund prospectuses and annual report(s) will continue to reflect actual share class performance from actual inception dates.

     Performance Presentation. Advertisements and other sales literature for the Funds may refer to a Fund's "average annual total return" and "cumulative total return." In addition, each Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

          P(1 + T)(n) = ERV

          Where: P   =   a hypothetical initial payment of $1,000
                 T   =   average annual total return
                 n   =   number of years
                 ERV =   ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

     The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

     Cumulative Total Return. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in a Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

          CTR = (ERV-P) 100
                 -----
                  P

          Where: CTR =   Cumulative total return;
                 ERV =   ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of
                         such period; and
                 P   =   initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Based on the foregoing, the cumulative and the average annual total returns for each class of the Funds from inception through September 30, 2002, were as set forth below. The performance for Class A, Class B, Class C and Class S Shares will normally be lower than for Class Y Shares because Class A, Class B, Class C and Class S Shares are subject to sales and distribution charges and/or shareholder servicing fees not charged to Class Y Shares. Inception dates of Share Classes are listed in parentheses.

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)    50.06     41.78      5.40      4.62    (21.45)   (25.76)    (4.30)    (5.38)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      33.13     25.78      3.77      3.01    (21.50)   (25.81)    (6.35)    (7.40)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      41.10     34.41      4.56      3.90    (13.16)   (15.80)    (3.19)    (4.02)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)   (39.52)   (41.04)   (13.09)   (13.71)   (22.06)   (25.95)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (41.93)   (43.44)   (14.07)   (14.70)   (22.09)   (25.98)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (30.58)   (31.80)    (9.69)   (10.13)   (13.54)   (15.93)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (19.76)   (21.36)   (19.48)   (21.05)   (22.06)   (23.62)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (19.81)   (21.40)   (19.52)   (21.10)   (22.10)   (23.66)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (15.82)   (17.10)   (15.59)   (16.85)   (13.53)   (14.49)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    50.06        na      5.40        na    (21.48)       na     (4.30)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      33.13        na      3.77        na    (21.54)       na     (6.35)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      41.09        na      4.56        na    (13.18)       na     (3.19)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)    59.81        na      4.92        na    (21.23)       na     (4.06)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      41.34        na      3.61        na    (21.30)       na     (6.11)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      48.42        na      4.13        na    (13.02)       na     (3.03)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   (59.03)   (61.28)   (30.00)   (31.57)   (27.08)   (31.09)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (59.27)   (61.51)   (30.17)   (31.73)   (27.08)   (31.09)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (47.00)   (48.81)   (22.42)   (23.49)   (16.62)   (19.09)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)    39.36     39.36      4.35      4.35    (27.64)   (31.26)    (7.13)    (7.47)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      25.80     25.80      2.99      2.99    (27.64)   (31.26)    (7.85)    (8.19)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      26.66     26.66      3.08      3.08    (16.97)   (19.19)    (5.62)    (5.87)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (25.68)   (27.16)   (25.32)   (26.79)   (27.56)   (28.99)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (25.68)   (27.16)   (25.32)   (26.79)   (27.56)   (28.99)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (20.54)   (21.73)   (20.25)   (21.42)   (16.92)   (17.80)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)   (59.00)       na    (29.98)       na    (27.08)       na        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     (59.25)       na    (30.15)       na    (27.08)       na        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     (46.98)       na    (22.40)       na    (16.62)       na        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   (25.97)       na     (5.71)       na    (26.87)       na     (6.63)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (28.95)       na     (6.46)       na    (26.87)       na     (7.38)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (21.26)       na     (4.56)       na    (16.50)       na     (5.26)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)     4.05     (1.66)     0.60     (0.25)   (19.61)   (24.02)    (3.13)    (4.22)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      (3.33)    (8.63)    (0.51)    (1.34)   (19.61)   (24.02)    (4.45)    (5.52)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes       1.94     (2.55)     0.29     (0.39)   (12.04)   (14.75)    (2.66)    (3.50)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)    (0.93)    (0.93)    (0.14)    (0.14)   (20.21)   (24.20)    (3.83)    (4.12)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (8.01)    (8.01)    (1.25)    (1.25)   (20.21)   (24.20)    (5.15)    (5.47)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (1.84)    (1.84)    (0.28)    (0.28)   (12.41)   (14.86)    (3.17)    (3.40)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (10.86)   (11.76)    (4.22)    (4.59)   (20.25)   (21.85)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (13.45)   (14.32)    (5.28)    (5.64)   (20.25)   (21.85)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (8.71)    (9.43)    (3.36)    (3.65)   (12.43)   (13.41)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)     4.05        na      0.60        na    (19.61)       na     (3.13)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      (3.33)       na     (0.51)       na    (19.61)       na     (4.45)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes       1.94        na      0.29        na    (12.04)       na     (2.66)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)     5.73        na      0.84        na    (19.44)       na     (2.89)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      (1.97)       na     (0.30)       na    (19.44)       na     (4.24)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes       3.11        na      0.46        na    (11.93)       na     (2.50)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)    85.11     74.93      8.30      7.51     (6.64)   (11.77)    (0.02)    (1.15)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      48.16     40.02      5.22      4.45     (6.64)   (11.77)    (2.92)    (4.01)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      56.06     48.58      5.93      5.26     (4.07)    (7.23)    (0.68)    (1.56)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)     7.65      5.61      2.08      1.54     (7.36)   (11.99)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (4.74)    (6.78)    (1.35)    (1.94)    (7.36)   (11.99)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes       3.15      1.51      0.87      0.42     (4.52)    (7.36)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)    (4.05)    (5.97)    (3.99)    (5.88)    (7.20)    (9.06)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (4.05)    (5.97)    (3.99)    (5.88)    (7.20)    (9.06)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (3.24)    (4.78)    (3.19)    (4.70)    (4.42)    (5.56)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    85.02        na      8.29        na     (6.58)       na     (0.03)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      48.10        na      5.22        na     (6.58)       na     (2.93)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      56.00        na      5.93        na     (4.04)       na     (0.69)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   242.86        na     10.14        na     (6.43)       na      0.22        na     8.57       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     165.74        na      7.96        na     (6.43)       na     (2.64)       na     6.11       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     165.99        na      7.97        na     (3.95)       na     (0.49)       na     6.41       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   195.12    178.94      9.09      8.60    (22.74)   (27.01)    (4.60)    (5.68)    7.32     6.72
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     121.16    109.04      6.59      6.11    (22.74)   (27.01)    (9.23)   (10.25)    4.29     3.71
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     164.20    150.82      8.12      7.67    (13.96)   (16.59)    (3.04)    (3.88)    6.52     5.98
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)   (25.06)   (25.66)    (6.72)    (6.90)   (23.47)   (27.30)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (39.90)   (40.50)   (11.55)   (11.77)   (23.47)   (27.30)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (16.84)   (17.32)    (4.35)    (4.48)   (14.41)   (16.76)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (30.43)   (31.15)    (9.44)    (9.69)   (23.30)   (24.90)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (41.33)   (41.94)   (13.56)   (13.80)   (23.30)   (24.90)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (20.72)   (21.34)    (6.15)    (6.35)   (14.31)   (15.29)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)   195.12        na      9.09        na    (22.74)       na     (4.60)       na    (7.32)      na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     121.16        na      6.59        na    (22.74)       na     (9.23)       na     4.29       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     164.20        na      8.12        na    (13.96)       na     (3.04)       na     6.52       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)    (2.31)       na     (0.41)       na    (22.49)       na     (4.34)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (23.60)       na     (4.68)       na    (22.49)       na     (8.93)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes       1.00        na      0.18        na    (13.81)       na     (2.87)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND (1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   147.42    133.86      9.10      8.51     (4.56)    (9.83)     0.44     (0.69)    9.69     9.07
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      90.43     79.99      6.39      5.81     (5.80)   (11.01)    (1.64)    (2.75)    6.86     6.26
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      92.41     82.96      6.49      5.98     (1.27)    (4.59)     0.00     (0.89)    6.95     6.41
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)    52.74     52.74      5.76      5.76     (5.23)    (9.64)    (0.24)    (0.50)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      29.35     29.35      3.46      3.46     (6.54)   (10.95)    (2.40)    (2.68)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      34.95     34.95      4.04      4.04     (1.58)    (4.29)    (0.54)    (0.74)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)    (3.06)    (4.94)    (3.02)    (4.87)    (5.09)    (6.91)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (4.33)    (6.20)    (4.26)    (6.10)    (6.33)    (8.14)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (2.06)    (3.57)    (2.03)    (3.51)    (1.59)    (2.72)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)                 na                  na     (4.48)       na      0.49        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes                   na                  na     (5.73)       na     (1.60)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes                   na                  na     (1.22)       na      0.04        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   153.54        na      9.36        na     (4.19)       na      0.74        na     9.96       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      95.25        na      6.64        na     (5.40)       na     (1.33)       na     7.13       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      96.34        na      6.70        na     (1.08)       na      0.23        na     7.16       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   175.89    160.69      6.75      6.36    (22.07)   (26.38)    (3.31)    (4.40)    6.51     5.91
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     108.80     97.29      4.85      4.47    (22.07)   (26.38)    (5.76)    (6.82)    3.82     3.24
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     125.24    113.92      5.36      5.01    (13.55)   (16.20)    (2.41)    (3.26)    4.96     4.44
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)   (15.70)   (16.88)    (4.02)    (4.34)   (22.70)   (26.57)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (23.54)   (24.71)    (6.24)    (6.58)   (22.70)   (26.57)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (11.56)   (12.50)    (2.90)    (3.15)   (13.94)   (16.31)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (22.36)   (23.16)    (6.68)    (6.94)   (22.69)   (24.22)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (29.26)   (29.99)    (9.03)    (9.28)   (22.69)   (24.22)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (16.99)   (17.64)    (4.96)    (5.16)   (13.93)   (14.87)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)   175.89        na      6.75        na    (22.07)       na     (3.31)       na     6.51       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     108.80        na      4.85        na    (22.07)       na     (5.76)       na     3.82       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     125.24        na      5.36        na    (13.55)       na     (2.41)       na     4.96       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   178.30        na      6.81        na    (22.00)       na     (3.14)       na     6.60       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     110.87        na      4.92        na    (22.00)       na     (5.58)       na     3.93       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     126.75        na      5.41        na    (13.51)       na     (2.29)       na     5.03       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)     9.21      3.22      1.05      0.38    (18.28)   (22.76)    (3.88)    (4.96)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      (2.74)    (8.07)    (0.33)    (1.00)   (18.28)   (22.76)    (5.84)    (6.90)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes       4.70      0.06      0.55      0.01    (11.23)   (13.98)    (3.40)    (4.23)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)     9.15      9.15      1.16      1.16    (18.94)   (22.99)    (4.59)    (4.87)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (2.56)    (2.56)    (0.34)    (0.34)   (18.94)   (22.99)    (6.52)    (6.82)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes       4.97      4.97      0.64      0.64    (11.63)   (14.11)    (3.90)    (4.12)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (14.68)   (16.34)   (14.46)   (16.10)   (18.97)   (20.60)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (14.68)   (16.34)   (14.46)   (16.10)   (18.97)   (20.60)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (11.74)   (13.07)   (11.57)   (12.87)   (11.65)   (12.65)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    10.76        na      1.22        na    (18.51)       na     (3.95)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      (1.38)       na     (0.17)       na    (18.51)       na     (5.92)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes       5.92        na      0.68        na    (11.36)       na     (3.45)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)    13.20        na      1.47        na    (18.05)       na     (3.61)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes       1.78        na      0.21        na    (18.05)       na     (5.39)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes       8.93        na      1.01        na    (11.08)       na     (3.00)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   (37.60)   (41.02)    (5.17)    (5.77)     5.96      0.16    (10.75)   (11.75)      na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (37.68)   (41.10)    (5.18)    (5.78)     5.96      0.16    (10.76)   (11.77)      na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (30.11)   (32.85)    (3.95)    (4.38)     3.66      0.10     (8.17)    (8.88)      na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)   (17.19)   (18.85)    (4.45)    (4.91)     5.06      0.06        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (17.19)   (18.85)    (4.45)    (4.91)     5.06      0.06        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (13.75)   (15.08)    (3.50)    (3.86)     3.11      0.04        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (38.75)   (39.36)   (16.82)   (17.13)     5.17      3.11        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (38.75)   (39.36)   (16.13)   (17.13)     5.17      3.11        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (31.00)   (31.49)   (13.01)   (13.24)     3.18      1.91        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)   (37.72)       na     (5.19)       na      5.77        na    (10.78)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     (37.87)       na     (5.21)       na      5.64        na    (10.82)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     (30.23)       na     (3.97)       na      3.55        na     (8.20)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   (36.99)       na     (5.06)       na      6.10        na    (10.57)       na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (37.15)       na     (5.09)       na      5.96        na    (10.61)       na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (29.66)       na     (3.88)       na      3.75        na     (8.06)       na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   198.28    185.70      7.68      7.36      5.77      1.32      6.70      5.77     6.48     6.02
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     112.72    103.75      5.24      4.93      3.78     (0.59)     4.38      3.47     4.02     3.57
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     108.50    100.55      5.10      4.82      3.48      0.75      4.20      3.45     3.95     3.56
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)    65.03     65.03      6.36      6.36      5.12      0.12      5.95      5.63       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      39.69     39.69      4.20      4.20      3.42     (1.58)     3.92      3.58       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      37.78     37.78      4.02      4.02      3.09      0.02      3.75      3.47       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)    20.32     19.16      5.18      4.91      5.02      3.02        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      12.24     11.16      3.21      2.93      3.33      1.35        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      11.96     11.07      3.13      2.91      3.03      1.81        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)   198.29        na      7.68        na      5.77        na      6.70        na     6.48       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     112.73        na      5.24        na      3.78        na      4.38        na     4.02       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     108.51        na      5.10        na      3.49        na      4.21        na     3.95       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)    74.19        na      6.62        na      6.04        na      6.97        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      41.78        na      4.12        na      3.94        na      4.56        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      40.77        na      4.03        na      3.64        na      4.38        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BOND IMMDEX FUND(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)    83.46     75.68      8.17      7.57      6.18      1.68      7.10      6.17       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      53.01     46.53      5.66      5.07      3.84     (0.55)     4.64      3.74       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      49.52     44.04      5.35      4.84      3.72      0.97      4.46      3.70       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)    24.67     21.67      6.35      5.62      5.39      0.39        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      15.77     12.77      4.17      3.41      3.36     (1.64)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      15.04     12.64      3.99      3.38      3.26      0.19        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)     6.14      4.09      6.03      4.02      5.41      3.38        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes       4.04      2.01      3.97      1.98      3.33      1.32        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes       3.85      2.24      3.79      2.20      3.26      2.02        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    83.57        na      8.18        na      6.20        na      7.11        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      53.07        na      5.67        na      3.85        na      4.65        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      49.58        na      5.35        na      3.73        na      4.46        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   173.25        na      8.20        na      6.44        na      7.36        na     7.26       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     100.39        na      5.60        na      4.00        na      4.80        na     4.61       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      95.81        na      5.41        na      3.88        na      4.61        na     4.50       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)    10.22      5.57      2.35      1.30      3.19     (1.18)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes      (2.84)    (6.94)    (0.69)    (1.70)     0.08     (4.15)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes       1.61     (1.83)     0.38     (0.44)     1.99     (0.69)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)     6.93      5.34      1.61      1.25      2.46     (2.31)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (4.76)    (6.35)    (1.16)    (1.56)    (0.36)    (5.13)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes      (0.28)    (1.55)    (0.07)    (0.37)     1.54     (1.38)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)     8.54      7.41      2.26      1.97      2.44      0.53        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes      (2.21)    (3.22)    (0.61)    (0.89)    (0.37)    (2.26)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes       1.51      0.67      0.41      0.18      1.54      0.36        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    10.29        na      2.37        na      3.26        na        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      (2.47)       na     (0.60)       na      0.46        na        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes       1.81        na      0.43        na      2.04        na        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)    11.32        na      2.59        na      3.44        na        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes      (2.25)       na     (0.54)       na      0.23        na        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes       2.22        na      0.53        na      2.14        na        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return before taxes)   (12.79)   (16.46)   (11.85)   (15.28)    (6.66)   (10.60)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (15.82)   (19.36)   (14.67)   (17.99)    (9.74)   (13.55)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class A (return after taxes     (11.54)   (14.42)   (10.69)   (13.37)    (3.97)    (6.40)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return before taxes)   (13.26)   (17.24)   (12.29)   (16.01)    (7.26)   (11.54)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (16.05)   (20.04)   (14.90)   (18.63)   (10.09)   (14.37)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class B (return after taxes     (11.81)   (15.00)   (10.94)   (13.91)    (4.35)    (6.97)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return before taxes)   (13.36)   (15.01)   (12.38)   (13.92)    (7.34)    (9.07)       na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (16.11)   (17.73)   (14.95)   (16.47)   (10.13)   (11.84)       na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE            AVERAGE             AVERAGE            AVERAGE             AVERAGE
                                        SINCE               ANNUAL              ANNUAL             ANNUAL              ANNUAL
                                      INCEPTION        SINCE INCEPTION         ONE YEAR           FIVE YEAR           TEN YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                   WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT   WITH
---------------------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE        SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
---------------------------------------------------------------------------------------------------------------------------------
                                        %         %         %         %         %         %         %         %        %        %
---------------------------------------------------------------------------------------------------------------------------------
   Class C (return after taxes     (11.87)   (13.18)   (11.00)   (12.21)    (4.39)    (5.46)       na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return before taxes)    (8.44)       na     (8.31)       na     (6.66)       na        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes     (11.45)       na    (11.28)       na     (9.74)       na        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class S (return after taxes      (8.05)       na     (7.92)       na     (3.98)       na        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return before taxes)   (12.38)       na    (11.47)       na     (6.33)       na        na        na       na       na
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (15.49)       na    (14.37)       na     (9.49)       na        na        na       na       na
   on distributions)
---------------------------------------------------------------------------------------------------------------------------------
   Class Y (return after taxes     (11.25)       na    (10.42)       na     (3.77)       na        na        na       na       na
   on distributions and sale of
   fund shares)
---------------------------------------------------------------------------------------------------------------------------------

(1) Inception dates for each Fund are as follows: Large Cap Core Fund Class A (1/9/95), Class B (3/1/99), Class C (9/24/01), Class S (11/27/00), Class Y
(12/29/92); Large Cap Growth Fund Class A (12/18/92), Class B (8/15/94), Class C (2/1/99), Class S (9/24/01), Class Y (8/2/94); Health Sciences Fund Class A (1/31/96), Class B (1/31/96), Class C (2/1/00), Class S (9/24/01), Class Y
(1/312/96); Mid Cap Core Fund Class A (1/9/95), Class B (3/1/99), Class C (9/24/01), Class S (12/11/00), Class Y (12/28/89); Mid Cap Growth Fund Class A (7/31/98), Class B (7/31/98), Class C (2/1/99), Class S (9/24/01), Class Y
(2/4/94); Small Cap Core Fund Class A (5/6/92), Class B (3/6/95), Class C (9/24/01), Class S (12/31/93), Class Y (5/6/92); Small Cap Growth Fund Class A (7/31/98), Class B (7/31/98), Class C (2/1/99), Class S (9/24/01), Class Y
(7/31/98); International Fund Class A (1/9/95), Class B (3/1/99), Class C (9/24/01), Class S (11/27/00), Class Y (12/29/92); Emerging Markets Fund Class A (7/31/98), Class B (7/31/98), Class C (2/1/99), Class S (9/24/01), Class Y
(7/31/98); Fixed Income Fund Class A (12/22/87), Class B (8/15/94), Class C (2/1/99), Class S (9/24/01), Class Y (4/4/94); Bond IMMDEX Fund Class A (1/9/95), Class B (3/1/99), Class C (9/24/01), Class S (12/11/00), Class Y
(12/29/89); Strategic Income Fund Class A (7/20/98), Class B (7/20/98), Class C (2/1/99), Class S (9/24/01), Class Y (7/20/98); High Yield Bond Fund Class A (8/30/01), Class B (8/30/01), Class C (8/30/01), Class S (9/24/01), Class Y
(8/30/01).

(2) Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund, consummated on September 24, 2001. Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund, consummated on September 24, 2001. Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund, consummated on September 24, 2001. Piper Small Company Growth Fund is the accounting survivor of First American Small Cap Growth Fund, consummated on July 31, 1998. Effective September 12, 1996, shareholders of Piper Small Company Growth Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised accordingly. Firstar International Growth Fund is the accounting survivor of the reorganization transaction with First American International Fund, consummated on September 24, 2001. Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund, consummated on September 24, 2001.

FIRST AMERICAN LARGE CAP CORE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                         FIRST
                                                           FIRST          FIRST         FIRST                          AMERICAN
                                                         AMERICAN       AMERICAN      AMERICAN                           LARGE
                                                         LARGE CAP       HEALTH      FUNDS LARGE                      CAP GROWTH
                                                          GROWTH        SCIENCES      CAP CORE                      OPPORTUNITIES
                                                           FUND           FUND          FUND        ADJUSTMENTS        FUND (A)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                 $ 542,248       $ 24,509      $ 286,042      $     --        $   852,799
   Dividends and interest receivable                          596              2            305            --                903
   Collateral for securities loaned, at value             271,641         11,168        131,167            --            413,976
   Receivable for securities sold                           5,994             39          1,594            --              7,627
   Capital shares sold                                        369              3            248            --                620
   Other receivables                                            5              1             --            --                  6
   Prepaid expenses and other assets                           27             13             15            --                 55
---------------------------------------------------------------------------------------------------------------------------------
Total Assets                                              820,880         35,735        419,371            --          1,275,986
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Written options, at value                                   84             --             --            --                 84
   Payable for securities purchased                         4,040            187          1,929            --              6,156
   Capital shares redeemed                                    870             31            320            --              1,221
   Payable upon return of securities loaned               271,641         11,168        131,167            --            413,976
   Bank overdraft                                               1              1              1            --                  3
   Payable for advisory, co-administration, and
     custodian fees                                           349             16            205            --                570
   Distribution and shareholder servicing fees                 55              7              9            --                 71
   Accrued expenses and other liabilities                       4              1              2            --                  7
---------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                         277,044         11,411        133,633            --            422,088
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                              $ 543,836       $ 24,324      $ 285,738      $     --        $   853,898
=================================================================================================================================
COMPOSITION OF NET ASSETS:
   Portfolio capital                                    $ 953,245       $ 29,640      $ 382,486      $     --        $ 1,365,371
   Undistributed net investment income                         --             --            443            --                443
   Accumulated net realized loss                         (285,833)        (1,576)       (73,835)           --           (361,244)
   Unrealized depreciation of investments                (123,614)        (3,740)       (23,356)           --           (150,710)
   Unrealized appreciation of options written                  38             --             --            --                 38
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                              $ 543,836       $ 24,324      $ 285,738      $     --        $   853,898
=================================================================================================================================
*Investments in securities, at cost                     $ 665,862       $ 28,249      $ 309,398      $     --        $ 1,003,509
Class A:
   Net Assets                                           $  52,419       $  5,235      $  24,647      $     --        $    82,301
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                7,754            662          1,286        (5,407)(b)          4,295
   Net asset value and redemption price per share       $    6.76       $   7.91      $   19.16      $     --        $     19.16
   Maximum offering price per share (c)                 $    7.15       $   8.37      $   20.29      $     --        $     20.29
Class B:
   Net Assets                                           $  36,546       $  2,821      $   2,928      $     --        $    42,295
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                5,673            376            157        (3,937)(b)          2,269
   Net asset value and offering price per share (e)     $    6.44       $   7.50      $   18.64      $     --        $     18.64
Class C:
   Net assets                                           $   9,652       $  3,815      $     476      $     --        $    13,943
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                1,469            492             25        (1,253)(b)            733
   Net asset value per share (e)                        $    6.57       $   7.76      $   19.03      $     --        $     19.03
   Maximum offering price per share (d)                 $    6.64       $   7.84      $   19.22      $     --        $     19.22
Class S:
   Net assets                                           $   9,020       $     32      $   2,376      $     --        $    11,428
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                1,335              4            124          (867)(b)            596
   Net asset value, offering price, and redemption
   price per share                                      $    6.76       $   7.90      $   19.17      $     --        $     19.17
Class Y:
   Net assets                                           $ 436,199       $ 12,421      $ 255,311      $     --        $   703,931
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                               63,592          1,552         13,036       (42,244)(b)         35,936
   Net asset value, offering price, and redemption
     price per share                                    $    6.86       $   8.00      $   19.59      $     --        $     19.59
---------------------------------------------------------------------------------------------------------------------------------

(a)  First American Large Cap Core Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%
(e)  Class B & C have a contingent deferred sales charge.

     See accompanying notes to the pro forma financial statements.

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNT IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                            PRO FORMA
                                                                                                            COMBINED
                                                                                                              FIRST
                                                           FIRST                                          AMERICAN MID
                                                         AMERICAN          FIRST                           CAP GROWTH
                                                          MID CAP        AMERICAN                             FUND
                                                          GROWTH          MID CAP                         OPPORTUNITIES
                                                           FUND          CORE FUND      ADJUSTMENTS            (a)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                  $ 226,757       $ 561,813       $     --          $   788,570
   Cash                                                        519             188             --                  707
   Dividends and interest receivable                            71             218             --                  289
   Collateral for securities loaned, at value              111,674         260,300             --              371,974
   Receivable for securities sold                            1,721           5,558             --                7,279
   Capital shares sold                                          95             574             --                  669
   Other receivables                                             1               6             --                    7
   Prepaid expenses and other assets                            17              22             --                   39
-----------------------------------------------------------------------------------------------------------------------
Total Assets                                               340,855         828,679             --            1,169,534
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                          5,709           3,747             --                9,456
   Capital shares redeemed                                     343             746             --                1,089
   Payable upon return of securities loaned                111,674         260,300             --              371,974
   Payable for advisory, co-administration, and
     custodian fees                                            190             418             --                  608
   Distribution and shareholder servicing fees                  18              22             --                   40
   Accrued expenses and other liabilities                        4               2             --                    6
-----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                          117,938         265,235             --              383,173
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 222,917       $ 563,444       $     --          $   786,361
=======================================================================================================================
COMPOSITION OF NET ASSETS:
   Portfolio capital                                     $ 472,351       $ 657,268       $     --          $ 1,129,619
   Accumulated net investment loss                              --              (4)            --                   (4)
   Accumulated net realized loss                          (223,536)        (49,136)            --             (272,672)
   Unrealized depreciation of investments                  (25,898)        (44,684)            --              (70,582)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 222,917       $ 563,444       $     --          $   786,361
=======================================================================================================================
*Investments in securities, at cost                      $ 252,655       $ 606,497       $     --          $   859,152
Class A:
   Net Assets                                            $  58,896       $  75,002       $     --          $   133,898
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                13,538           2,836        (11,311)(b)            5,063
   Net asset value and redemption price per share        $    4.35       $   26.45       $     --          $     26.45
   Maximum offering price per share (c)                  $    4.60       $   27.99       $     --          $     27.99
Class B:
   Net Assets                                            $   2,578       $   4,227       $     --          $     6,805
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   622             165           (521)(b)              266
   Net asset value and offering price per share (e)      $    4.14       $   25.56       $     --          $     25.56
Class C:
   Net assets                                            $   3,742       $   1,136       $     --          $     4,878
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   896              43           (754)(b)              185
   Net asset value per share (e)                         $    4.18       $   26.29       $     --          $     26.29
   Maximum offering price per share (d)                  $    4.22       $   26.56       $     --          $     26.56
Class S:
   Net assets                                            $      13       $   5,869       $     --          $     5,882
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                     3             222             (3)(b)              222
   Net asset value, offering price, and redemption
     price per share                                     $    4.35       $   26.43       $     --          $     26.43
Class Y:
   Net assets                                            $ 157,688       $ 477,210       $     --          $   634,898
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                35,232          17,515        (29,445)(b)           23,302
   Net asset value, offering price, and redemption
     price per share                                     $    4.48       $   27.25       $     --          $     27.25
-----------------------------------------------------------------------------------------------------------------------

(a)  First American Mid Cap Core Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(e)  Class B & C have a contingent deferred sales charge.

     See accompanying notes to the pro forma financial statements.

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNT IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                         PRO FORMA
                                                                                                          COMBINED
                                                                                                            FIRST
                                                           FIRST           FIRST                          AMERICAN
                                                         AMERICAN         AMERICAN                          SMALL
                                                         SMALL CAP       SMALL CAP                       CAP SELECT
                                                        GROWTH FUND     GROWTH FUND    ADJUSTMENTS        FUND (a)
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                  $ 242,076       $ 446,926       $    --          $ 689,002
   Cash                                                        142             670            --                812
   Dividends and interest receivable                           134              73            --                207
   Collateral for securities loaned, at value               52,063         169,494            --            221,557
   Receivable for securities sold                            6,120           6,546            --             12,666
   Capital shares sold                                         192             439            --                631
   Other receivables                                             1               9            --                 10
   Prepaid expenses and other assets                            18              29            --                 47
-------------------------------------------------------------------------------------------------------------------
Total Assets                                               300,746         624,186            --            924,932
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                         11,718           2,165            --             13,883
   Capital shares redeemed                                     489             233            --                722
   Payable upon return of securities loaned                 52,063         169,494            --            221,557
   Payable for advisory, co-administration, and
     custodian fees                                            185             316            --                501
   Distribution and shareholder servicing fees                  12              15            --                 27
   Accrued expenses and other liabilities                        5               1            --                  6
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           64,472         172,224            --            236,696
-------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 236,274       $ 451,962       $    --          $ 688,236
===================================================================================================================
COMPOSITION OF NET ASSETS
   Portfolio capital                                     $ 426,025       $ 521,477       $    --          $ 947,502
   Accumulated net investment loss                              --              (2)           --                 (2)
   Accumulated net realized loss                          (164,679)        (15,582)           --           (180,261)
   Unrealized depreciation of investments                  (25,072)        (53,931)           --            (79,003)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 236,274       $ 451,962       $    --          $ 688,236
===================================================================================================================
*Investments in securities, at cost                      $ 267,148       $ 500,857       $    --          $ 768,005
Class A:
   Net Assets                                            $  22,397       $  33,586       $    --          $  55,983
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                 2,548           3,144          (451)(b)          5,241
   Net asset value and redemption price per share        $    8.79       $   10.68       $    --          $   10.68
   Maximum offering price per share (c)                  $    9.30       $   11.30       $    --          $   11.30
Class B:
   Net Assets                                            $   3,933       $   4,613       $    --          $   8,546
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   487             463           (92)(b)            858
   Net asset value and offering price per share (e)      $    8.07       $    9.95       $    --          $    9.95
Class C:
   Net assets                                            $   4,659       $   3,096       $    --          $   7,755
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   547             292          (108)(b)            731
   Net asset value per share (e)                         $    8.52       $   10.62       $    --          $   10.62
   Maximum offering price per share (d)                  $    8.61       $   10.73       $    --          $   10.73
Class S:
   Net assets                                            $      32       $   7,640       $    --          $   7,672
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                     4             717            (1)(b)            720
   Net asset value, offering price, and redemption
   price per share                                       $    8.79       $   10.66       $    --          $   10.66
Class Y:
   Net assets                                            $ 205,253       $ 403,027       $    --          $ 608,280
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                22,877          36,650        (4,218)(b)         55,309
   Net asset value, offering price, and redemption
     price per share                                     $    8.97       $   11.00       $    --          $   11.00
-------------------------------------------------------------------------------------------------------------------

(a)  First American Small Cap Core Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(e)  Class B & C have a contingent deferred sales charge.

     See accompanying notes to the pro forma financial statements.

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNT IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                         PRO FORMA
                                                           FIRST                                         COMBINED
                                                         AMERICAN          FIRST                           FIRST
                                                         EMERGING        AMERICAN                        AMERICAN
                                                          MARKETS      INTERNATIONAL                   INTERNATIONAL
                                                           FUND            FUND          ADJUSTMENTS     FUND (A)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                  $ 48,773       $   604,677       $     --      $   653,450
   Cash denominated in foreign currencies, at
     value**                                                  453             1,751             --            2,204
   Dividends and interest receivable                           60             2,447             --            2,507
   Receivable for securities sold                             261               243             --              504
   Capital shares sold                                          2               469             --              471
   Other receivables                                           --                78             --               78
   Prepaid expenses and other assets                           15                30             --               45
--------------------------------------------------------------------------------------------------------------------
Total Assets                                               49,564           609,695             --          659,259
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                           492               213             --              705
   Capital shares redeemed                                     12             1,115             --            1,127
   Bank overdraft                                             212               773             --              985
   Payable for advisory, co-administration, and
     custodian fees                                             1               544             --              545
   Distribution and shareholder servicing fees                  1                15             --               16
   Accrued expenses and other liabilities                      --                 5             --                5
--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                             718             2,665             --            3,383
--------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 48,846       $   607,030       $     --      $   655,876
====================================================================================================================
COMPOSITION OF NET ASSETS:
   Portfolio capital                                     $ 59,823       $ 1,027,930       $     --      $ 1,087,753
   Accumulated net investment income (loss)                     1                (5)            --               (4)
   Accumulated net realized loss                           (9,231)         (268,575)            --         (277,806)
   Net unrealized depreciation of investments              (1,742)         (152,331)            --         (154,073)
   Net unrealized appreciation (depreciation) of
     foreign currency, and translation of other
     assets and liabilities in foreign currency                (5)               11             --                6
--------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 48,846       $   607,030       $     --      $   655,876
====================================================================================================================
*Investments in securities at cost                       $ 50,515       $   757,008       $     --      $   807,523
**Cash denominated in foreign currencies, at cost             458             1,740             --            2,198
Class A:
   Net Assets                                            $  2,487       $    37,232       $     --      $    39,719
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                  400             5,081            (61)(b)        5,420
   Net asset value and redemption price per share        $   6.22       $      7.33       $     --      $      7.33
   Maximum offering price per share (c)                  $   6.58       $      7.76       $     --      $      7.76
Class B:
   Net Assets                                            $    252       $     7,459       $     --      $     7,711
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   42             1,088             (5)(b)        1,125
   Net asset value and offering price per share (e)      $   6.02       $      6.85       $     --      $      6.85
Class C:
   Net assets                                            $     90       $    11,027       $     --      $    11,117
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   15             1,555             (2)(b)        1,568
   Net asset value per share (e)                         $   6.10       $      7.09       $     --      $      7.09
   Maximum offering price per share (d)                  $   6.16       $      7.16       $     --      $      7.16
Class S:
   Net assets                                            $     11       $    10,817       $     --      $    10,828
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                    2             1,479             --(b)         1,481
   Net asset value, offering price, and redemption
     price per share                                     $   6.19       $      7.31       $     --      $      7.31
Class Y:
   Net assets                                            $ 46,006       $   540,495       $     --      $   586,501
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                7,347            73,052         (1,130)(b)       79,269
   Net asset value, offering price, and redemption
     price per share                                     $   6.26       $      7.40       $     --      $      7.40
--------------------------------------------------------------------------------------------------------------------

(a)  First American International Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(e)  Class B & C have a contingent deferred sales charge.

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNT IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                 PRO FORMA
                                                             FIRST            FIRST                              COMBINED
                                                           AMERICAN         AMERICAN                               FIRST
                                                         BOND IMMDEX      FIXED INCOME                         AMERICAN CORE
                                                             FUND             FUND          ADJUSTMENTS        BOND FUND (a)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                  $   820,817       $ 1,443,763        $     --          $ 2,264,580
   Cash                                                           30            13,324              --               13,354
   Dividends and interest receivable                          11,397            13,237              --               24,634
   Collateral for securities loaned, at value                417,238           443,510              --              860,748
   Receivable for securities sold                                 --            13,008              --               13,008
   Capital shares sold                                         1,971               936              --                2,907
   Prepaid expenses and other assets                              24                44              --                   68
----------------------------------------------------------------------------------------------------------------------------
Total Assets                                               1,251,477         1,927,822              --            3,179,299
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                               --            95,164              --               95,164
   Capital shares redeemed                                     1,193             1,737              --                2,930
   Payable upon return of securities loaned                  417,238           443,510              --              860,748
   Payable for advisory, co-administration, and
     custodian fees                                              309               765              --                1,074
   Distribution and shareholder servicing fees                    27                54              --                   81
   Accrued expenses and other liabilities                          2                --              --                    2
----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                            418,769           541,230              --              959,999
----------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $   832,708       $ 1,386,592        $     --          $ 2,219,300
============================================================================================================================
COMPOSITION OF NET ASSETS:
   Portfolio capital                                     $   783,917       $ 1,348,677        $     --          $ 2,132,594
   Accumulated net investment income                           2,441                --              --                2,441
   Accumulated net realized loss                                (854)          (25,795)             --              (26,649)
   Unrealized appreciation of investments                     47,204            63,710              --              110,914
----------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $   832,708       $ 1,386,592        $     --          $ 2,219,300
============================================================================================================================
*Investments in securities, at cost                      $   773,613       $ 1,380,053                          $ 2,306,006
Class A:
   Net Assets                                            $    87,096       $   122,354        $     --          $   209,450
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                   2,982            10,682           4,625(b)            18,289
   Net asset value and redemption price per share        $     29.21       $     11.45              --          $     11.45
   Maximum offering price per share (c)                  $     30.51       $     11.96              --          $     11.96
Class B:
   Net Assets                                            $    14,592       $    16,741        $     --          $    31,333
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                     500             1,471             782(b)             2,753
   Net asset value and offering price per share (e)      $     29.18       $     11.38              --          $     11.38
Class C:
   Net assets                                            $     1,919       $     9,672        $     --          $    11,591
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                      66               847             102(b)             1,015
   Net asset value per share (e)                         $     29.16       $     11.42              --          $     11.42
   Maximum offering price per share (d)                  $     29.45       $     11.54              --          $     11.54
Class S:
   Net assets                                            $    18,179       $    33,270        $     --          $    51,449
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                     622             2,905             966(b)             4,493
   Net asset value, offering price, and redemption
     price per share                                     $     29.21       $     11.45              --          $     11.45
Class Y:
   Net assets                                            $   710,922       $ 1,204,555        $     --          $ 1,915,477
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                  24,322           105,171          37,767(b)           167,260
   Net asset value, offering price, and redemption
     price per share                                     $     29.23       $     11.45              --          $     11.45
----------------------------------------------------------------------------------------------------------------------------

(a)  First American Fixed Income Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(e)  Class B & C have a contingent deferred sales charge.

     See accompanying notes to the pro forma financial statements.

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                         PRO FORMA
                                                                                                          COMBINED
                                                               FIRST          FIRST                        FIRST
                                                              AMERICAN       AMERICAN                     AMERICAN
                                                             STRATEGIC         HIGH                         HIGH
                                                               INCOME       YIELD BOND                   INCOME BOND
                                                                FUND           FUND        ADJUSTMENTS    FUND (a)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value*                      $ 145,843       $ 52,244       $     --      $ 198,087
   Cash                                                         15,458             --             --         15,458
   Dividends and interest receivable                             3,278          1,356             --          4,634
   Receivable for securities sold                                2,951             --             --          2,951
   Capital shares sold                                              72             58             --            130
   Prepaid expenses and other assets                                16             16             --             32
--------------------------------------------------------------------------------------------------------------------
Total Assets                                                   167,618         53,674             --        221,292
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                              3,262            406             --          3,668
   Capital shares redeemed                                         156             93             --            249
   Payable for advisory, co-administration, and
     custodian fees                                                119             31             --            150
   Distribution and shareholder servicing fees                      12             12             --             24
   Accrued expenses and other liabilities                           --              1             --              1
--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                3,549            543             --          4,092
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                   $ 164,069       $ 53,131       $     --      $ 217,200
====================================================================================================================
COMPOSITION OF NET ASSETS:
   Portfolio capital                                         $ 207,066       $ 62,226       $     --      $ 269,292
   Undistributed  net investment income                              3             --             --              3
   Accumulated net realized loss on investments                (31,528)        (3,648)            --        (35,176)
   Net unrealized depreciation of investments                  (11,465)        (5,447)            --        (16,912)
   Net unrealized depreciation on forward foreign
     currency contracts, foreign currency, and
     translation of assets and liabilities denominated in
     foreign currency                                               (7)            --             --             (7)
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                   $ 164,069       $ 53,131       $     --      $ 217,200
====================================================================================================================
*Investments in securities, at cost                          $ 157,308       $ 57,691       $     --      $ 214,999
Class A:
   Net Assets                                                $  18,006       $ 23,900       $     --      $  41,906
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                     2,254          3,001              8(b)       5,263
   Net asset value and redemption price per share            $    7.99       $   7.96       $     --      $    7.96
   Maximum offering price per share (c)                      $    8.34       $   8.31       $     --      $    8.31
Class B:
   Net Assets                                                $   4,179       $    774       $     --      $   4,953
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                       525             97             (1)(b)        621
   Net asset value and offering price per share (e)          $    7.96       $   7.97       $     --      $    7.97
Class C:
   Net assets                                                $   6,213       $  7,213       $     --      $  13,426
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                       780            905             --(b)       1,685
   Net asset value per share (e)                             $    7.96       $   7.97       $     --      $    7.97
   Maximum offering price per share (d)                      $    8.04       $   8.05       $     --      $    8.05
Class S:
   Net assets                                                $       6       $     87       $     --      $      93
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                         1             11             --(b)          12
   Net asset value, offering price, and redemption
     price per share                                         $    8.06       $   7.96       $     --      $    7.96
Class Y:
   Net assets                                                $ 135,665       $ 21,157       $     --      $ 156,822
   Shares issued and outstanding ($0.0001 par value
     - 2 billion authorized)                                    16,973          2,653             28(b)      19,654
   Net asset value, offering price, and redemption
     price per share                                         $    7.99       $   7.98       $     --      $    7.98
--------------------------------------------------------------------------------------------------------------------


(a)  First American High Yield Bond Fund is the accounting survivor.
(b) Reflects new shares issued by acquiring fund, net of retired shares of the acquired Fund.
(c) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(d) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(e)  Class B & C have a contingent deferred sales charge.

     See accompanying notes to the pro forma financial statements

FIRST AMERICAN LARGE CAP CORE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                        FIRST
                                                                    FIRST       FIRST        FIRST                     AMERICAN
                                                                   AMERICAN    AMERICAN     AMERICAN                  LARGE CAP
                                                                  LARGE CAP     HEALTH       LARGE                      GROWTH
                                                                    GROWTH     SCIENCES     CAP CORE                OPPORTUNITIES
                                                                     FUND        FUND         FUND     ADJUSTMENTS     FUND (a)
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                     $     172     $    32     $    518        --        $     722
     Dividends                                                        3,377         178        3,468        --            7,023
     Less: Foreign taxes withheld                                        (1)         --           (3)       --               (4)
     Securities lending                                                  79           7           91        --              177
     Other                                                                6           6            6        --               18
---------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                      3,633         223        4,080        --            7,936

Expenses:
     Investment advisory fees                                         2,511         212        2,328       (15)(b)        5,036
     Co-administration fees and expenses (including per
         account transfer agency fees)                                1,264         195        1,030      (185)(c)        2,304
     Custodian fees                                                      39           3           36        --               78
     Directors' fees                                                      7           2            4        (9)(d)            4
     Registration fees                                                   45          35           48       (80)(d)           48
     Professional fees                                                    8           1            6        (9)(d)            6
     Printing                                                            25           3           16       (28)(d)           16
     Other                                                               21           3            8        --               32
     Distribution and shareholder servicing fees - Class A               73          16           83        --              172
     Distribution and shareholder servicing fees - Class B              471          34           34        --              539
     Distribution and shareholder servicing fees - Class C               43          49            4        --               96
     Shareholder servicing fees - Class S                                33          --            6        --               39
---------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                               4,540         553        3,603      (326)           8,370
     Less: Waiver of expenses                                          (443)       (158)        (250)      302             (549)
---------------------------------------------------------------------------------------------------------------------------------
         Total next expenses                                          4,097         395        3,553       (24)           7,821
---------------------------------------------------------------------------------------------------------------------------------

Investment income (loss) - net                                         (464)       (172)         727        24              115
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments:
Net realized loss on investments                                   (122,684)     (1,421)     (38,565)       --         (162,670)
Net realized loss on options written                                   (856)         --           --        --             (856)
Net change in unrealized appreciation or depreciation of
     written options                                                    244          --           --        --              244
Net change in unrealized appreciation or depreciation of
     investments                                                    (98,811)     (4,687)     (37,497)       --         (141,995)
---------------------------------------------------------------------------------------------------------------------------------
Net loss on investments                                            (223,107)     (6,108)     (76,062)       --         (305,277)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              $(223,571)    $(6,280)    $(75,335)    $  24        $(305,162)
=================================================================================================================================


(a)  First American Large Cap Core Fund is the accounting survivor.
(b) Reflects decrease in management fee structure for former shareholders of Health Sciences Fund.
(c) Adjustment based on the contractual agreements with the transfer agent for a combined fund.
(d)  Reflects anticipated savings from the merger.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                     PRO FORMA
                                                                                                                     COMBINED
                                                                                                                       FIRST
                                                                         FIRST          FIRST                       AMERICAN MID
                                                                        AMERICAN      AMERICAN                       CAP GROWTH
                                                                        MID CAP        MID CAP                     OPPORTUNITIES
                                                                      GROWTH FUND     CORE FUND     ADJUSTMENTS       FUND (a)
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $    264       $    562       $  --          $     826
     Dividends                                                               636          4,326          --              4,962
     Less: Foreign taxes withheld                                             --             (7)         --                 (7)
     Securities lending                                                      153            202          --                355
     Other                                                                     8            405          --                413
--------------------------------------------------------------------------------------------------------------------------------
           Total investment income                                         1,061          5,488          --              6,549

Expenses:
     Investment advisory fees                                              2,289          4,356          --              6,645
     Co-administration fees and expenses (including per
           account transfer agency fees)                                   1,117          1,722         (93)(b)          2,746
     Custodian fees                                                           33             62          --                 95
     Directors fees                                                            4              8          (4)(c)              8
     Registration fees                                                        25             70         (25)(c)             70
     Professional fees                                                         6             11          (6)(c)             11
     Printing                                                                  6             40          (6)(c)             40
     Other                                                                     4             10          --                 14
     Distribution and shareholder servicing fees - Class A                   236            227          --                463
     Distribution and shareholder servicing fees - Class B                    38             40          --                 78
     Distribution and shareholder servicing fees - Class C                    60              4          --                 64
     Shareholder servicing fees - Class S                                     --             14          --                 14
--------------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                  3,818          6,564        (134)            10,248
     Less: Waiver of expenses                                               (378)          (369)        131               (616)
--------------------------------------------------------------------------------------------------------------------------------
           Total net expenses                                              3,440          6,195          (3)             9,632
--------------------------------------------------------------------------------------------------------------------------------

Investment loss - net                                                     (2,379)          (707)          3             (3,083)
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments:
Net realized loss on investments                                         (95,549)       (33,072)         --           (128,621)
Net change in unrealized appreciation or depreciation of
     investments                                                          33,512        (19,320)         --             14,192
--------------------------------------------------------------------------------------------------------------------------------
Net loss on investments                                                  (62,037)       (52,392)         --           (114,429)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    $(64,416)      $(53,099)      $   3          $(117,512)
================================================================================================================================

(a)  First American Mid Cap Core Fund is the accounting survivor.
(b) Adjustment based on the contractual agreements with the transfer agent for the combined fund.
(c)  Reflects anticipated savings from the merger.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                     PRO FORMA
                                                                                                                      COMBINED
                                                                          FIRST                                        FIRST
                                                                        AMERICAN        FIRST                         AMERICAN
                                                                       SMALL CAP       AMERICAN                      SMALL CAP
                                                                         GROWTH       SMALL CAP                       SELECT
                                                                          FUND        CORE FUND     ADJUSTMENTS       FUND (a)
------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $    366       $    660       $  --          $   1,026
     Dividends                                                               710          1,019          --              1,729
     Less: Foreign taxes withheld                                             (5)            (6)         --                (11)
     Securities lending                                                      198            180          --                378
     Other                                                                   351             98          --                449
------------------------------------------------------------------------------------------------------------------------------
           Total investment income                                         1,620          1,951          --              3,571

Expenses:
     Investment advisory fees                                              2,483          3,316          --              5,799
     Co-administration fees and expenses (including per
           account transfer agency fees)                                   1,070          1,289         (93)(b)          2,266
     Custodian fees                                                           36             47          --                 83
     Directors' fees                                                           5              5          (5)(c)              5
     Registration fees                                                        34             39         (34)(c)             39
     Professional fees                                                        14              7         (14)(c)              7
     Printing                                                                 14             20         (14)(c)             20
     Other                                                                    20             11          --                 31
     Distribution and shareholder servicing fees - Class A                    80             77          --                157
     Distribution and shareholder servicing fees - Class B                    53             37          --                 90
     Distribution and shareholder servicing fees - Class C                    66             15          --                 81
     Shareholder servicing fees - Class S                                     --             18          --                 18
------------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                  3,875          4,881        (160)             8,596
     Less: Waiver of expenses                                               (199)          (183)         84               (298)
------------------------------------------------------------------------------------------------------------------------------
           Total net expenses                                              3,676          4,698         (76)             8,298
------------------------------------------------------------------------------------------------------------------------------

Investment loss - net                                                     (2,056)        (2,747)         76             (4,727)
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments:
Net realized loss on investments                                         (91,989)       (14,145)         --           (106,134)
Net change in unrealized appreciation (depreciation) of
     investments                                                          25,583        (37,514)         --             (8,931)
------------------------------------------------------------------------------------------------------------------------------
Net loss on investments                                                  (63,406)       (51,659)         --           (115,065)
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    $(65,462)      $(54,406)      $  76          $(119,792)
==============================================================================================================================

(a)  First American Small Cap Core Fund is the accounting survivor.
(b) Adjustment based on the contractual agreements with the transfer agent for the combined fund.
(c)  Reflects anticipated savings from the merger.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                     PRO FORMA
                                                                         FIRST                                        COMBINED
                                                                       AMERICAN         FIRST                           FIRST
                                                                       EMERGING       AMERICAN                        AMERICAN
                                                                        MARKETS     INTERNATIONAL                  INTERNATIONAL
                                                                         FUND           FUND       ADJUSTMENTS        FUND (a)
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $    --       $     544       $  --          $     544
     Dividends                                                              857          12,882          --             13,739
     Less: Foreign taxes withheld                                           (69)         (1,435)         --             (1,504)
     Securities lending                                                      --             914          --                914
     Other                                                                   56              34          --                 90
--------------------------------------------------------------------------------------------------------------------------------
           Total investment income                                          844          12,939          --             13,783

Expenses:
     Investment advisory fees                                               628           8,354         (27)(d)          8,955
     Co-administration fees and expenses (including per
           account transfer agency fees)                                    222           2,175         (93)(b)          2,304
     Custodian fees                                                           8              75          --                 83
     Directors' fees                                                          1               5          (1)(c)              5
     Registration fees                                                       28              48         (28)(c)             48
     Professional fees                                                        4              14          (4)(c)             14
     Printing                                                                 3              40          (3)(c)             40
     Other                                                                    5              24          --                 29
     Distribution and shareholder servicing fees - Class A                    8             139          --                147
     Distribution and shareholder servicing fees - Class B                    2             101          --                103
     Distribution shareholder and servicing fees - Class C                    1             158          --                159
     Shareholder servicing fees - Class S                                    --              31          --                 31
--------------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                   910          11,164        (156)            11,918
     Less: Waiver of expenses                                              (104)           (480)         92               (492)
--------------------------------------------------------------------------------------------------------------------------------
           Total net expenses                                               806          10,684         (64)            11,426
--------------------------------------------------------------------------------------------------------------------------------

Investment loss - net                                                        38           2,255          64              2,357
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments and
     Foreign Currency Transactions - Net:
Net realized loss on investments                                         (1,566)       (111,725)         --           (113,291)
Net realized loss on foreign currency transactions                         (166)           (704)         --               (870)
Net change in unrealized appreciation or depreciation of
     investments                                                          4,364         (21,835)         --            (17,471)
Net change in unrealized appreciation or depreciation of
     foreign currency, and translation of other assets and
     liabilities denominated in foreign currency                            (13)           (145)         --               (158)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            2,619        (134,409)         --           (131,790)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
     operations                                                         $ 2,657       $(132,154)      $  64          $(129,433)
================================================================================================================================

(a)  First American International Fund is the accounting survivor.
(b) Adjustment based on the contractual agreements with the transfer for the combined fund.
(c)  Reflects the anticipated savings of the merger.
(d) Reflects decrease in management fee structure for former shareholders of Emerging Markets Fund.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                        FIRST                          PRO FORMA
                                                                          FIRST        AMERICAN                        COMBINED
                                                                        AMERICAN        FIXED                            FIRST
                                                                       BOND IMMDEX      INCOME                       AMERICAN CORE
                                                                          FUND           FUND        ADJUSTMENTS     BOND FUND (a)
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $ 49,876       $ 83,000       $    --          $ 132,876
     Dividends                                                                --             --            --                 --
     Securities lending                                                      331            393            --                724
     Other                                                                    --            773            --                773
----------------------------------------------------------------------------------------------------------------------------------
           Total investment income                                        50,207         84,166            --            134,373

Expenses:
     Investment advisory fees                                              2,332          7,158         1,555(d)          11,045
     Co-administration fees and expenses (including per
           account transfer agency fees)                                   2,007          3,673           (93)(b)          5,587
     Custodian fees                                                           83            143            --                226
     Directors' fees                                                           6             16            (6)(c)             16
     Registration fees                                                        37             70           (37)(c)             70
     Professional fees                                                        13             39           (13)(c)             39
     Printing                                                                 28             33           (28)(c)             33
     Other                                                                    11             47            --                 58
     Distribution and shareholder servicing fees - Class A                   213            292            --                505
     Distribution and shareholder servicing fees - Class B                   114            155            --                269
     Distribution and shareholder servicing fees - Class C                     6             94            --                100
     Shareholder servicing fees - Class S                                     35             81            --                116
----------------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                  4,885         11,801         1,378             18,064
     Less: Waiver of expenses                                               (786)        (1,157)          332             (1,611)
----------------------------------------------------------------------------------------------------------------------------------
           Total net expenses                                              4,099         10,644         1,710             16,453
----------------------------------------------------------------------------------------------------------------------------------

Investment income - net                                                   46,108         73,522        (1,710)           117,920
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments:
Net realized gain (loss) on investments                                     (749)        13,696            --             12,947
Net change in unrealized appreciation or depreciation of
     investments                                                           3,892         (5,915)           --             (2,023)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             3,143          7,781            --             10,924
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    $ 49,251       $ 81,303       $(1,710)         $ 128,844
==================================================================================================================================

(a)  First American Fixed Income Fund is the accounting survivor.
(b) Adjustment based on the contractual agreements with the transfer agent for the combined fund.
(c)  Reflects anticipated savings from the merger.
(d) Reflects the increase in management fees for the former shareholders of the Bond IMMDEX(TM) Fund.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED SEPTEMBER 30, 2002
(UNAUDITED)

                                                                                                                   PRO FORMA
                                                                                                                   COMBINED
                                                                         FIRST          FIRST                        FIRST
                                                                        AMERICAN      AMERICAN                     AMERICAN
                                                                       STRATEGIC     HIGH YIELD                   HIGH INCOME
                                                                          FUND        BOND FUND   ADJUSTMENTS      FUND (A)
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $ 16,289       $ 4,275       $  --          $ 20,564
     Dividends                                                                61            98          --               159
     Other                                                                   108            41          --               149
-----------------------------------------------------------------------------------------------------------------------------
           Total investment income                                        16,458         4,414          --            20,872

Expenses:
     Investment advisory fees                                              1,257           349          --             1,606
     Co-administration fees and expenses (including per
           account transfer agency fees)                                     537           228         (93)(b)           672
     Custodian fees                                                           18             5          --                23
     Directors' fees                                                           2             1          (2)(c)             1
     Registration fees                                                        18            28         (18)(c)            28
     Professional fees                                                         6             2          (6)(c)             2
     Printing                                                                  6             4          (6)(c)             4
     Other                                                                     4             2          --                 6
     Distribution and shareholder servicing fees - Class A                    47            76          --               123
     Distribution and shareholder servicing fees - Class B                    36             4          --                40
     Distribution and shareholder servicing fees - Class C                    55            60          --               115
     Shareholder servicing fees - Class S                                     --            --          --                 0
-----------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                  1,986           759        (125)            2,620
     Less: Waiver of expenses                                               (142)         (198)        177               (63)
-----------------------------------------------------------------------------------------------------------------------------
           Total net expenses                                              1,844           561          52             2,457
-----------------------------------------------------------------------------------------------------------------------------

Investment income - net                                                   14,614         3,853         (52)           18,415
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments:
Net realized loss on investments                                         (13,064)       (3,620)         --           (16,684)
Net realized gain on forward foreign currency contracts
     and foreign currency transactions                                         2            --          --                 2
Net change in unrealized appreciation or depreciation of
     investments                                                           4,732        (4,667)         --                65
Net change in unrealized appreciation or depreciation of
     forward foreign currency contracts, foreign currency,
     and translation of other assets and liabilities
     denominated in foreign currency                                         (19)           --          --               (19)
-----------------------------------------------------------------------------------------------------------------------------
Net loss on investments                                                   (8,349)       (8,287)         --           (16,636)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $  6,265       $(4,434)      $ (52)         $  1,779
=============================================================================================================================

(a)  First American High Yield Bond Fund is the accounting survivor.
(b) Adjustment based on the contractual agreements with the transfer agent for the combined fund.
(c)  Reflects anticipated savings from the merger.

See accompanying notes to the pro forma financial statements.

FIRST AMERICAN LARGE CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets)

                                                                                                        PRO FORMA
                                                          FIRST           FIRST         FIRST        COMBINED FIRST
                                                         AMERICAN        AMERICAN     AMERICAN       AMERICAN LARGE
                                                        LARGE CAP         HEALTH      LARGE CAP        CAP GROWTH
                                                       GROWTH FUND       SCIENCES     CORE FUND       OPPORTUNITIES
                                                          SHARES       FUND SHARES     SHARES          FUND SHARES
                                                       -----------     -----------   ----------      --------------
Common Stocks - 94.9%
Consumer Discretionary - 13.7%
AOL Time Warner* (A)                                      356,490              --       233,850           590,340
Autozone* (A)                                                  --              --        32,900            32,900
Best Buy* (A)                                             126,105              --        44,550           170,655
Carnival (A)                                                   --              --        92,300            92,300
Clear Channel Communications (A)                          105,990              --        23,000           128,990
Costco Wholesale* (A)                                          --              --        22,900            22,900
Cox Communications, Cl A                                   59,000              --            --            59,000
Dollar General                                            307,500              --       167,300           474,800
Dow Jones & Company (A)                                        --              --        11,700            11,700
Gannett (A)                                                    --              --        22,300            22,300
Harley-Davidson (A)                                        34,100              --        36,200            70,300
Home Depot (A)                                            309,647              --       143,800           453,447
Interpublic Group Companies (A)                                --              --        26,700            26,700
Johnson Controls (A)                                       28,700              --            --            28,700
Jones Apparel Group* (A)                                   45,500              --            --            45,500
Kohl's* (A)                                                78,275              --        43,000           121,275
Lowe's (A)                                                118,200              --        45,000           163,200
McDonald's                                                     --              --        85,900            85,900
MGM MIRAGE* (A)                                            80,000              --        32,500           112,500
Office Depot* (A)                                         238,100              --       160,100           398,200
Omnicom Group (A)                                          24,400              --        15,900            40,300
Ross Stores                                                40,800              --            --            40,800
Target                                                    134,250              --        61,300           195,550
Toys 'R' Us* (A)                                               --              --        77,300            77,300
Viacom, CI B* (A)                                          40,610              --        51,087            91,697
Wal-Mart Stores (A)                                       409,440              --       101,600           511,040
Walt Disney                                                    --              --       112,100           112,100
Yum! Brands*                                               50,800              --            --            50,800

Commercial Services & Supplies - 0.0%
IMS Health                                                     --          12,300            --            12,300

Consumer Staples - 9.4%
Anheuser-Busch (A)                                        100,850              --        43,900           144,750
Avon Products (A)                                              --              --        23,700            23,700
Clorox                                                         --              --        17,500            17,500
Coca-Cola                                                 184,480              --        84,300           268,780
H.J. Heinz (A)                                            108,090              --            --           108,090
Kimberly-Clark                                            170,100              --            --           170,100
Kraft Foods (A)                                           158,100              --        32,900           191,000
Kroger* (A)                                               115,600              --            --           115,600
PepsiCo                                                   173,750              --        94,600           268,350
Philip Morris                                             135,800              --        80,400           216,200
Procter & Gamble                                           71,500              --        41,600           113,100
Safeway* (A)                                              106,354              --            --           106,354
Sysco (A)                                                      --              --        51,900            51,900
Walgreen                                                   90,490              --        42,900           133,390

Energy - 4.7%
Amerada Hess                                                5,900              --            --             5,900
Anadarko Petroleum (A)                                     75,125              --        28,000           103,125
Apache (A)                                                 48,500              --        21,530            70,030
Baker Hughes (A)                                               --              --        47,000            47,000
Chevron Texaco                                                 --              --        53,515            53,515
ConocoPhilips, Cl B                                            --              --        96,700            96,700
ENSCO International (A)                                        --              --        42,900            42,900
EOG Resources                                                  --              --        43,100            43,100
Exxon Mobil                                                44,266              --        99,900           144,166
GlobalSantaFe (A)                                         174,322              --            --           174,322
Marathon Oil                                               84,930              --            --            84,930
Murphy Oil (A)                                             43,900              --            --            43,900
Nabors Industries* (A)                                         --              --        26,000            26,000
Schlumberger (A)                                               --              --        31,400            31,400
Transocean Sedco Forex                                     93,400              --        30,700           124,100

Financials - 12.2%
ACE (A)                                                    61,320              --            --            61,320
AFLAC (A)                                                      --              --        61,500            61,500
Allstate                                                       --              --        29,500            29,500
Ambac Financial Group (A)                                      --              --        23,000            23,000
American Express                                           93,200              --        47,900           141,100
American International Group                              193,729              --        98,645           292,374
Bank of America                                                --              --        63,700            63,700
BB&T (A)                                                       --              --        47,100            47,100
Capital One Financial (A)                                  26,690              --        36,100            62,790
Chubb                                                          --              --        27,000            27,000
Citigroup (A)                                             133,526              --       170,049           303,575
Fannie Mae                                                125,030              --        57,300           182,330
Federal Home Loan Mortgage                                 86,180              --        73,100           159,280
Fifth Third Bancorp (A)                                        --              --        54,050            54,050
Goldman Sachs Group (A)                                    25,710              --            --            25,710
Hartford Financial Services Group                              --              --        52,600            52,600
J P Morgan Chase                                               --              --       113,700           113,700
Lehman Brothers Holdings (A)                               37,420              --            --            37,420
MBNA (A)                                                  208,050              --       239,412           447,462
Mellon Financial                                               --              --        47,400            47,400
Merrill Lynch & Company (A)                                    --              --        63,600            63,600
Morgan Stanley                                                 --              --        55,000            55,000
State Street (A)                                               --              --        40,500            40,500
TCF Financial (A)                                          42,230              --            --            42,230
Travelers Property Casualty, Cl A*                             --              --         7,346             7,346
Travelers Property Casualty, Cl B*                             --              --        15,094            15,094
Washington Mutual (A)                                     141,980              --            --           141,980
Wells Fargo                                                69,270              --        80,400           149,670

                                                                                                            PRO FORMA
                                                                                                          COMBINED FIRST
                                                                                                          AMERICAN LARGE
                                                     FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN     CAP GROWTH
                                                       LARGE CAP      HEALTH SCIENCES    LARGE CAP CORE   OPPORTUNITIES
                                                      GROWTH FUND       FUND MARKET       FUND MARKET      FUND MARKET
                                                      MARKET VALUE         VALUE             VALUE            VALUE
                                                     --------------   ---------------    --------------   --------------
Common Stocks - 94.9%
Consumer Discretionary - 13.7%
AOL Time Warner* (A)                                  $    4,171        $       --         $    2,736       $    6,907
Autozone* (A)                                                 --                --              2,594            2,594
Best Buy* (A)                                              2,813                --                994            3,807
Carnival (A)                                                  --                --              2,317            2,317
Clear Channel Communications (A)                           3,683                --                799            4,482
Costco Wholesale* (A)                                         --                --                741              741
Cox Communications, Cl A                                   1,451                --                 --            1,451
Dollar General                                             4,127                --              2,245            6,372
Dow Jones & Company (A)                                       --                --                449              449
Gannett (A)                                                   --                --              1,610            1,610
Harley-Davidson (A)                                        1,584                --              1,681            3,265
Home Depot (A)                                             8,082                --              3,753           11,835
Interpublic Group Companies (A)                               --                --                423              423
Johnson Controls (A)                                       2,205                --                 --            2,205
Jones Apparel Group* (A)                                   1,397                --                 --            1,397
Kohl's* (A)                                                4,760                --              2,615            7,375
Lowe's (A)                                                 4,893                --              1,863            6,756
McDonald's                                                    --                --              1,517            1,517
MGM MIRAGE* (A)                                            2,984                --              1,212            4,196
Office Depot* (A)                                          2,938                --              1,976            4,914
Omnicom Group (A)                                          1,359                --                885            2,244
Ross Stores                                                1,454                --                 --            1,454
Target                                                     3,963                --              1,810            5,773
Toys 'R' Us* (A)                                              --                --                787              787
Viacom, CI B* (A)                                          1,647                --              2,072            3,719
Wal-Mart Stores (A)                                       20,161                --              5,003           25,164
Walt Disney                                                   --                --              1,697            1,697
Yum! Brands*                                               1,408                --                 --            1,408
                                                     --------------   ---------------    --------------   --------------
                                                          75,080                --             41,779          116,859
                                                     --------------   ---------------    --------------   --------------

Commercial Services & Supplies - 0.0%
                                                     --------------   ---------------    --------------   --------------
IMS Health                                                    --               184                 --              184
                                                     --------------   ---------------    --------------   --------------
                                                              --               184                 --              184
                                                     --------------   ---------------    --------------   --------------

Consumer Staples - 9.4%
Anheuser-Busch (A)                                         5,103                --              2,221            7,324
Avon Products (A)                                             --                --              1,093            1,093
Clorox                                                        --                --                703              703
Coca-Cola                                                  8,848                --              4,043           12,891
H.J. Heinz (A)                                             3,607                --                 --            3,607
Kimberly-Clark                                             9,634                --                 --            9,634
Kraft Foods (A)                                            5,764                --              1,200            6,964
Kroger* (A)                                                1,630                --                 --            1,630
PepsiCo                                                    6,420                --              3,495            9,915
Philip Morris                                              5,269                --              3,120            8,389
Procter & Gamble                                           6,391                --              3,718           10,109
Safeway* (A)                                               2,372                --                 --            2,372
Sysco (A)                                                     --                --              1,473            1,473
Walgreen                                                   2,783                --              1,320            4,103
                                                     --------------   ---------------    --------------   --------------
                                                          57,821                --             22,386           80,207
                                                     --------------   ---------------    --------------   --------------

Energy - 4.7%
Amerada Hess                                                 401                --                 --              401
Anadarko Petroleum (A)                                     3,346                --              1,247            4,593
Apache (A)                                                 2,883                --              1,280            4,163
Baker Hughes (A)                                              --                --              1,364            1,364
Chevron Texaco                                                --                --              3,706            3,706
ConocoPhilips, Cl B                                           --                --              4,471            4,471
ENSCO International (A)                                       --                --              1,074            1,074
EOG Resources                                                 --                --              1,550            1,550
Exxon Mobil                                                1,412                --              3,187            4,599
GlobalSantaFe (A)                                          3,896                --                 --            3,896
Marathon Oil                                               1,926                --                 --            1,926
Murphy Oil (A)                                             3,603                --                 --            3,603
Nabors Industries* (A)                                        --                --                851              851
Schlumberger (A)                                              --                --              1,208            1,208
Transocean Sedco Forex                                     1,943                --                639            2,582
                                                     --------------   ---------------    --------------   --------------
                                                          19,410                --             20,577           39,987
                                                     --------------   ---------------    --------------   --------------

Financials - 12.2%
ACE (A)                                                    1,816                --                 --            1,816
AFLAC (A)                                                     --                --              1,887            1,887
Allstate                                                      --                --              1,049            1,049
Ambac Financial Group (A)                                     --                --              1,239            1,239
American Express                                           2,906                --              1,494            4,400
American International Group                              10,597                --              5,396           15,993
Bank of America                                               --                --              4,064            4,064
BB&T (A)                                                      --                --              1,650            1,650
Capital One Financial (A)                                    932                --              1,261            2,193
Chubb                                                         --                --              1,480            1,480
Citigroup (A)                                              3,959                --              5,042            9,001
Fannie Mae                                                 7,444                --              3,412           10,856
Federal Home Loan Mortgage                                 4,817                --              4,086            8,903
Fifth Third Bancorp (A)                                       --                --              3,309            3,309
Goldman Sachs Group (A)                                    1,698                --                 --            1,698
Hartford Financial Services Group                             --                --              2,157            2,157
J P Morgan Chase                                              --                --              2,159            2,159
Lehman Brothers Holdings (A)                               1,835                --                 --            1,835
MBNA (A)                                                   3,824                --              4,400            8,224
Mellon Financial                                              --                --              1,229            1,229
Merrill Lynch & Company (A)                                   --                --              2,096            2,096
Morgan Stanley                                                --                --              1,863            1,863
State Street (A)                                              --                --              1,565            1,565
TCF Financial (A)                                          1,788                --                 --            1,788
Travelers Property Casualty, Cl A*                            --                --                 97               97
Travelers Property Casualty, Cl B*                            --                --                204              204
Washington Mutual (A)                                      4,468                --                 --            4,468
Wells Fargo                                                3,336                --              3,872            7,208
                                                     --------------   ---------------    --------------   --------------
                                                          49,420                --             55,011          104,431
                                                     --------------   ---------------    --------------   --------------

FIRST AMERICAN LARGE CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets)

                                                                                                        PRO FORMA
                                                          FIRST           FIRST         FIRST        COMBINED FIRST
                                                         AMERICAN        AMERICAN     AMERICAN       AMERICAN LARGE
                                                        LARGE CAP         HEALTH      LARGE CAP        CAP GROWTH
                                                       GROWTH FUND       SCIENCES     CORE FUND       OPPORTUNITIES
                                                          SHARES       FUND SHARES     SHARES          FUND SHARES
                                                       -----------     -----------   ----------      --------------
Health Care - 23.9%
Abbott Laboratories                                       245,460          31,700        79,500           356,660
Advance PCS* (A)                                               --          12,300            --            12,300
AmerisourceBergen (A)                                          --           5,072            --             5,072
Amgen* (A)                                                278,410          20,260        73,000           371,670
Andrx Group* (A)                                           55,500           6,600            --            62,100
Anthem*                                                        --              --        11,000            11,000
Apria Healthcare Group*                                        --          14,830            --            14,830
Baxter International                                      143,980          19,500       132,600           296,080
Biogen*                                                    83,900           7,200        17,300           108,400
Biomet (A)                                                 94,140           3,700        39,500           137,340
Cardinal Health (A)                                       129,855           5,475        40,775           176,105
Caremark Rx* (A)                                               --          10,800            --            10,800
Community Health Systems* (A)                                  --          10,600            --            10,600
Covance*                                                       --          12,200            --            12,200
CTI Molecular Imaging*                                         --           6,900            --             6,900
Eli Lilly (A)                                              57,660              --            --            57,660
First Health Group* (A)                                        --           5,200            --             5,200
First Horizon Pharmaceutical*                                  --          53,500            --            53,500
Forest Laboratories, Cl A* (A)                             44,400           3,700        19,600            67,700
Gilead Sciences* (A)                                      114,430          20,500        40,200           175,130
HCA - Healthcare (A)                                      166,100           6,000        44,300           216,400
HealthSouth*                                                   --          29,450       134,600           164,050
IDEC Pharmaceuticals* (A)                                  41,180          14,500        36,600            92,280
Johnson & Johnson                                         278,850          14,500        80,600           373,950
King Pharmaceuticals* (A)                                  41,300          37,466        59,500           138,266
Laboratory Corporation of America* (A)                         --           8,600            --             8,600
Lifecore Biomedical*                                           --          16,500            --            16,500
Lincare Holdings*                                              --           4,900            --             4,900
Manor Care* (A)                                                --           5,900            --             5,900
McKesson HBOC                                                  --          10,100            --            10,100
Medtronic (A)                                             378,110          14,900        68,300           461,310
Omnicare (A)                                                   --          14,775            --            14,775
Pfizer (A)                                              1,001,090          58,900       232,275         1,292,265
Pharmacia                                                 336,330          17,067       103,000           456,397
Pharmaceutical Product Development* (A)                        --          10,600            --            10,600
Priority Healthcare, Cl B                                      --           8,700            --             8,700
Province Healthcare*                                           --           9,400            --             9,400
Quest Diagnostics* (A)                                         --           3,000            --             3,000
Schering-Plough                                            78,000              --            --            78,000
Select Medical*                                                --          14,475            --            14,475
Triad Hospitals* (A)                                           --           8,600            --             8,600
Universal Health Services* (A)                                 --           7,000            --             7,000
Varian Medical Systems*                                        --           4,500            --             4,500
Wellpoint Health Networks* (A)                             46,570           1,800            --            48,370
Wyeth (A)                                                 300,310          33,600        47,200           381,110
Zimmer Holdings*                                           63,879           6,770        41,090           111,739

Industrials -9.3%
3M                                                         41,290              --        16,900            58,190
Automatic Data Processing                                  42,000              --            --            42,000
Boeing                                                    148,710              --        64,400           213,110
Cendant* (A)                                              107,200              --            --           107,200
Concord EFS* (A)                                           84,910              --            --            84,910
General Dynamics                                           20,300              --        22,100            42,400
General Electric                                        1,170,960              --       222,800         1,393,760
Honeywell International                                    71,570              --        28,100            99,670
Illinois Tool Works (A)                                    18,464              --        15,400            33,864
Molex, Cl A                                                    --              --        85,037            85,037
Robert Half International* (A)                                 --              --        36,600            36,600
Sabre Holdings*                                                --              --        24,000            24,000
Southwest Airlines (A)                                    198,600              --       124,750           323,350
SPX*                                                       27,800              --            --            27,800
Union Pacific (A)                                              --              --        30,500            30,500
United Parcel Service, CI B (A)                            53,300              --            --            53,300
United Technologies (A)                                    51,630              --        38,200            89,830

Information Technology - 16.8%
Accenture* (A)                                                 --              --        64,100            64,100
Adobe Systems                                              49,500              --        22,700            72,200
Agilent Technologies* (A)                                  62,100              --            --            62,100
Analog Devices* (A)                                        47,740              --        67,900           115,640
Applied Materials* (A)                                    122,480              --        82,200           204,680
BEA Systems* (A)                                          198,050              --            --           198,050
Cisco Systems*                                          1,028,288              --       221,500         1,249,788
Dell Computer* (A)                                        421,150              --       123,900           545,050
Electronic Data Systems (A)                                50,930              --        16,800            67,730
EMC* (A)                                                  141,170              --            --           141,170
First Data                                                 45,800              --       119,200           165,000
Fiserv*                                                        --              --        36,000            36,000
Hewlett-Packard (A)                                            --              --       170,656           170,656
Intel (A)                                                 930,770              --       164,000         1,094,770
International Business Machines                           127,540              --            --           127,540
JDS Uniphase* (A)                                              --              --       117,120           117,120
KLA-Tencor* (A)                                            13,800              --        26,600            40,400
Lexmark International Group* (A)                           33,580              --            --            33,580
Linear Technology                                              --              --        37,600            37,600
Maxim Integrated Products*                                 49,960              --            --            49,960
Mercury Interactive* (A)                                   34,760              --        18,500            53,260
Micron Technology* (A)                                    117,700              --        55,100           172,800
Microsoft* (A)                                            619,770              --       218,200           837,970
Network Appliance* (A)                                         --              --        56,200            56,200
Novellus Systems* (A)                                      22,820              --        31,300            54,120
Oracle Systems*                                           811,620              --        95,300           906,920
Qlogic* (A)                                                    --              --        21,500            21,500
QUALCOMM* (A)                                             181,410              --        51,400           232,810
Rational Software*                                        129,520              --        73,500           203,020
SunGard Data Systems* (A)                                      --              --        46,600            46,600
Teradyne* (A)                                                  --              --        26,800            26,800
Texas Instruments                                         388,250              --       111,600           499,850
USA Networks*                                             136,800              --        66,700           203,500
VERITAS Software* (A)                                     117,390              --            --           117,390
Xilinx* (A)                                                73,460              --        40,700           114,160

                                                                                                            PRO FORMA
                                                                                                          COMBINED FIRST
                                                                                                          AMERICAN LARGE
                                                     FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN     CAP GROWTH
                                                       LARGE CAP      HEALTH SCIENCES    LARGE CAP CORE   OPPORTUNITIES
                                                      GROWTH FUND       FUND MARKET       FUND MARKET      FUND MARKET
                                                      MARKET VALUE         VALUE             VALUE            VALUE
                                                     --------------   ---------------    --------------   --------------
Health Care - 23.9%
Abbott Laboratories                                        9,917             1,281              3,212           14,410
Advance PCS* (A)                                              --               277                 --              277
AmerisourceBergen (A)                                         --               362                 --              362
Amgen* (A)                                                11,610               845              3,044           15,499
Andrx Group* (A)                                           1,229               146                 --            1,375
Anthem*                                                       --                 0                715              715
Apria Healthcare Group*                                       --               349                 --              349
Baxter International                                       4,399               596              4,051            9,046
Biogen*                                                    2,456               211                506            3,173
Biomet (A)                                                 2,507                98              1,052            3,657
Cardinal Health (A)                                        8,077               341              2,536           10,954
Caremark Rx* (A)                                              --               184                 --              184
Community Health Systems* (A)                                 --               282                 --              282
Covance*                                                      --               239                 --              239
CTI Molecular Imaging*                                        --               175                 --              175
Eli Lilly (A)                                              3,191                 0                 --            3,191
First Health Group* (A)                                       --               141                 --              141
First Horizon Pharmaceutical*                                 --               289                 --              289
Forest Laboratories, Cl A* (A)                             3,641               303              1,607            5,551
Gilead Sciences* (A)                                       3,837               687              1,348            5,872
HCA - Healthcare (A)                                       7,908               286              2,109           10,303
HealthSouth*                                                  --               122                559              681
IDEC Pharmaceuticals* (A)                                  1,710               602              1,520            3,832
Johnson & Johnson                                         15,080               784              4,359           20,223
King Pharmaceuticals* (A)                                    750               681              1,081            2,512
Laboratory Corporation of America* (A)                        --               290                 --              290
Lifecore Biomedical*                                          --               102                 --              102
Lincare Holdings*                                             --               152                 --              152
Manor Care* (A)                                               --               133                 --              133
McKesson HBOC                                                 --               286                 --              286
Medtronic (A)                                             15,926               628              2,877           19,431
Omnicare (A)                                                  --               312                 --              312
Pfizer (A)                                                29,052             1,709              6,741           37,502
Pharmacia                                                 13,077               664              4,005           17,746
Pharmaceutical Product Development* (A)                       --               205                 --              205
Priority Healthcare, Cl B                                     --               219                 --              219
Province Healthcare*                                          --               161                 --              161
Quest Diagnostics* (A)                                        --               185                 --              185
Schering-Plough                                            1,663                --                 --            1,663
Select Medical*                                               --               207                 --              207
Triad Hospitals* (A)                                          --               326                 --              326
Universal Health Services* (A)                                --               358                 --              358
Varian Medical Systems*                                       --               193                 --              193
Wellpoint Health Networks* (A)                             3,414               132                 --            3,546
Wyeth (A)                                                  9,550             1,068              1,501           12,119
Zimmer Holdings*                                           2,449               260              1,575            4,284
                                                     --------------   ---------------    --------------   --------------
                                                         151,443            16,871             44,398          212,712
                                                     --------------   ---------------    --------------   --------------

Industrials -9.3%
3M                                                         4,541                --              1,859            6,400
Automatic Data Processing                                  1,460                --                 --            1,460
Boeing                                                     5,075                --              2,198            7,273
Cendant* (A)                                               1,153                --                 --            1,153
Concord EFS* (A)                                           1,348                --                 --            1,348
General Dynamics                                           1,651                --              1,797            3,448
General Electric                                          28,864                --              5,492           34,356
Honeywell International                                    1,550                --                609            2,159
Illinois Tool Works (A)                                    1,077                --                898            1,975
Molex, Cl A                                                   --                --              1,786            1,786
Robert Half International* (A)                                --                --                581              581
Sabre Holdings*                                               --                --                464              464
Southwest Airlines (A)                                     2,594                --              1,629            4,223
SPX*                                                       2,805                --                 --            2,805
Union Pacific (A)                                             --                --              1,765            1,765
United Parcel Service, CI B (A)                            3,333                --                 --            3,333
United Technologies (A)                                    2,917                --              2,158            5,075
                                                     --------------   ---------------    --------------   --------------
                                                          58,368                --             21,236           79,604
                                                     --------------   ---------------    --------------   --------------

Information Technology - 16.8%
Accenture* (A)                                                --                --                915              915
Adobe Systems                                                945                --                434            1,379
Agilent Technologies* (A)                                    811                --                 --              811
Analog Devices* (A)                                          940                --              1,338            2,278
Applied Materials* (A)                                     1,415                --                949            2,364
BEA Systems* (A)                                           1,026                --                 --            1,026
Cisco Systems*                                            10,776                --              2,321           13,097
Dell Computer* (A)                                         9,901                --              2,913           12,814
Electronic Data Systems (A)                                  712                --                235              947
EMC* (A)                                                     645                --                 --              645
First Data                                                 1,280                --              3,332            4,612
Fiserv*                                                       --                --              1,011            1,011
Hewlett-Packard (A)                                           --                --              1,992            1,992
Intel (A)                                                 12,928                --              2,278           15,206
International Business Machines                            7,447                --                 --            7,447
JDS Uniphase* (A)                                             --                --                228              228
KLA-Tencor* (A)                                              386                --                743            1,129
Lexmark International Group* (A)                           1,578                --                 --            1,578
Linear Technology                                             --                --                779              779
Maxim Integrated Products*                                 1,237                --                 --            1,237
Mercury Interactive* (A)                                     596                --                317              913
Micron Technology* (A)                                     1,456                --                682            2,138
Microsoft* (A)                                            27,109                --              9,544           36,653
Network Appliance* (A)                                        --                --                412              412
Novellus Systems* (A)                                        475                --                651            1,126
Oracle Systems*                                            6,379                --                749            7,128
Qlogic* (A)                                                   --                --                560              560
QUALCOMM* (A)                                              5,011                --              1,420            6,431
Rational Software*                                           560                --                318              878
SunGard Data Systems* (A)                                     --                --                906              906
Teradyne* (A)                                                 --                --                257              257
Texas Instruments                                          5,734                --              1,648            7,382
USA Networks*                                              2,651                --              1,293            3,944
VERITAS Software* (A)                                      1,722                --                 --            1,722
Xilinx* (A)                                                1,163                --                645            1,808
                                                     --------------   ---------------    --------------   --------------

FIRST AMERICAN LARGE CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets)

                                                                                                        PRO FORMA
                                                          FIRST           FIRST         FIRST        COMBINED FIRST
                                                         AMERICAN        AMERICAN     AMERICAN       AMERICAN LARGE
                                                        LARGE CAP         HEALTH      LARGE CAP        CAP GROWTH
                                                       GROWTH FUND       SCIENCES     CORE FUND       OPPORTUNITIES
                                                          SHARES       FUND SHARES     SHARES          FUND SHARES
                                                       -----------     -----------   ----------      --------------
Materials - 2.0%
Air Products and Chemicals                                 32,960              --            --            32,960
Alcoa (A)                                                  75,270              --        63,900           139,170
E.I. DuPont de Nemours                                     37,100              --        54,900            92,000
Ecolab (A)                                                 81,145              --            --            81,145
International Paper (A)                                        --              --        30,000            30,000
Nucor                                                          --              --        17,300            17,300
Praxair                                                        --              --        52,300            52,300
Vulcan Materials (A)                                           --              --        27,400            27,400
Weyerhaeuser (A)                                               --              --        15,100            15,100

Pharmaceuticals & Biotechnology - 1.7%
Amylin Pharmaceuticals* (A)                                    --          10,000            --            10,000
Array Biopharma*                                               --          27,800            --            27,800
BioMarin Pharmaceutical*                                       --          24,100            --            24,100
Celgene* (A)                                                   --          33,900            --            33,900
Cephalon* (A)                                                  --          10,600            --            10,600
Charles River Labaratories International* (A)                  --          11,660            --            11,660
CV Therapeutics*                                               --           6,400            --             6,400
Exact Sciences*                                                --          12,700            --            12,700
Harvard Bioscience*                                            --          11,900            --            11,900
ICOS*                                                          --           5,800            --             5,800
Invitrogen* (A)                                                --          12,415            --            12,415
Medicis, Cl A* (A)                                             --           6,300            --             6,300
Neurocrine Biosciences* (A)                                    --           4,100            --             4,100
Novartis, ADR                                                  --           3,300            --             3,300
Noven Pharmaceuticals*                                         --          10,005            --            10,005
NPS Pharmaceuticals* (A)                                       --          11,000            --            11,000
Pharmaceutical Resources*                                      --           5,200            --             5,200
POZEN*                                                         --          13,015            --            13,015
Regeneration Technologies*                                     --          35,200            --            35,200
Sanofi-Synthelabo, ADR*                                        --           4,700            --             4,700
Techne* (A)                                                    --          14,070            --            14,070
Telik *                                                        --          28,520            --            28,520
Teva Pharmaceutical Industries, ADR                            --           7,700            --             7,700
Third Wave Technologies*                                       --         105,500            --           105,500

Software & Services - 0.0%
Cerner*                                                        --           5,100            --             5,100
TriZetto Group*                                                --          41,520            --            41,520

Technology Hardware & Equipment - 0.0%
Waters*                                                        --           4,800            --             4,800

Telecommunication Services - 0.8%
ALLTEL (A)                                                     --              --        40,000            40,000
AT&T (A)                                                       --              --        75,100            75,100
Sprint PCS Group* (A)                                     173,630              --            --           173,630
Verizon Communications (A)                                 35,142              --       109,100           144,242

Utilities - 0.4%
Constellation Energy (A)                                       --              --        50,700            50,700
Exelon                                                         --              --        41,000            41,000
Mirant* (A)                                                81,710              --            --            81,710

Total Common Stocks

Related Party Money Market Fund - 4.9%
First American Prime Obligations Fund (B)              16,775,728       1,077,744    23,883,028        41,736,500
Total Related Party Money Market Fund

Total Investments - 99.8%
    (Cost $665,862, $28,249, 309,398, and
    $1,003,509 respectively)

                                                                                                            PRO FORMA
                                                                                                          COMBINED FIRST
                                                                                                          AMERICAN LARGE
                                                     FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN     CAP GROWTH
                                                       LARGE CAP      HEALTH SCIENCES    LARGE CAP CORE   OPPORTUNITIES
                                                      GROWTH FUND       FUND MARKET       FUND MARKET      FUND MARKET
                                                      MARKET VALUE         VALUE             VALUE            VALUE
                                                     --------------   ---------------    --------------   --------------
                                                         104,883                --             38,870          143,753
                                                     --------------   ---------------    --------------   --------------
Materials - 2.0%
Air Products and Chemicals                                 1,385                --                 --            1,385
Alcoa (A)                                                  1,453                --              1,233            2,686
E.I. DuPont de Nemours                                     1,338                --              1,980            3,318
Ecolab (A)                                                 3,386                --                 --            3,386
International Paper (A)                                       --                --              1,002            1,002
Nucor                                                         --                --                656              656
Praxair                                                       --                --              2,673            2,673
Vulcan Materials (A)                                          --                --                991              991
Weyerhaeuser (A)                                              --                --                661              661
                                                     --------------   ---------------    --------------   --------------
                                                           7,562                --              9,196           16,758
                                                     --------------   ---------------    --------------   --------------

Pharmaceuticals & Biotechnology - 1.7%
Amylin Pharmaceuticals* (A)                                   --               166                 --              166
Array Biopharma*                                              --               217                 --              217
BioMarin Pharmaceutical*                                      --               140                 --              140
Celgene* (A)                                                  --               571                 --              571
Cephalon* (A)                                                 --               433                 --              433
Charles River Labaratories International* (A)                 --               458                 --              458
CV Therapeutics*                                              --               134                 --              134
Exact Sciences*                                               --               170                 --              170
Harvard Bioscience*                                           --                36                 --               36
ICOS*                                                         --               122                 --              122
Invitrogen* (A)                                               --               423                 --              423
Medicis, Cl A* (A)                                            --               257                 --              257
Neurocrine Biosciences* (A)                                   --               168                 --              168
Novartis, ADR                                                 --               131                 --              131
Noven Pharmaceuticals*                                        --               122                 --              122
NPS Pharmaceuticals* (A)                                      --               226                 --              226
Pharmaceutical Resources*                                     --               145                 --              145
POZEN*                                                        --                66                 --               66
Regeneration Technologies*                                    --               282                 --              282
Sanofi-Synthelabo, ADR*                                       --               134                 --              134
Techne* (A)                                                   --               461                 --              461
Telik *                                                       --               353                 --              353
Teva Pharmaceutical Industries, ADR                           --               516                 --              516
Third Wave Technologies*                                      --               142                 --              142
                                                     --------------   ---------------    --------------   --------------
                                                              --             5,873                 --            5,873
                                                     --------------   ---------------    --------------   --------------

Software & Services - 0.0%
Cerner*                                                       --               180                 --              180
TriZetto Group*                                               --               207                 --              207
                                                     --------------   ---------------    --------------   --------------
                                                              --               387                 --              387
                                                     --------------   ---------------    --------------   --------------

Technology Hardware & Equipment - 0.0%
Waters*                                                       --               116                 --              116
                                                     --------------   ---------------    --------------   --------------

Telecommunication Services - 0.8%
ALLTEL (A)                                                    --                --              1,605            1,605
AT&T (A)                                                      --                --                902              902
Sprint PCS Group* (A)                                        340                --                 --              340
Verizon Communications (A)                                   964                --              2,994            3,958
                                                     --------------   ---------------    --------------   --------------
                                                           1,304                --              5,501            6,805
                                                     --------------   ---------------    --------------   --------------

Utilities - 0.4%
Constellation Energy (A)                                      --                --              1,257            1,257
Exelon                                                        --                --              1,948            1,948
Mirant* (A)                                                  181                --                 --              181
                                                     --------------   ---------------    --------------   --------------
                                                             181                --              3,205            3,386
                                                     --------------   ---------------    --------------   --------------

Total Common Stocks                                      525,472            23,431            262,159          811,062
                                                     --------------   ---------------    --------------   --------------

Related Party Money Market Fund - 4.9%
First American Prime Obligations Fund (B)                 16,776             1,078             23,883           41,737
                                                     --------------   ---------------    --------------   --------------
Total Related Party Money Market Fund                     16,776             1,078             23,883           41,737
                                                     --------------   ---------------    --------------   --------------

Total Investments - 99.8%
    (Cost $665,862, $28,249, 309,398, and
    $1,003,509 respectively)                          $  542,248        $   24,509         $  286,042       $  852,799
                                                     ===================================================================

* Non-income producing security

(A) This security or a portion of this security is out on loan at September 20, 2002.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for this Fund.
Cl - Class

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                              PRO FORMA                                                                                  COMBINED
                               COMBINED                                                                                    FIRST
                                FIRST                                                                                    AMERICAN
   FIRST         FIRST         AMERICAN                                                     FIRST          FIRST          MID CAP
  AMERICAN     AMERICAN        MID CAP                                                    AMERICAN        AMERICAN         GROWTH
  MID CAP       MID CAP         GROWTH                                                     MID CAP        MID CAP      OPPORTUNITIES
GROWTH FUND    CORE FUND    OPPORTUNITIES                                                GROWTH FUND     CORE FUND      FUND MARKET
   SHARES       SHARES       FUND SHARES                                                MARKET VALUE    MARKET VALUE       VALUE
-----------  ------------   -------------                                               ------------    ------------   -------------
                                            Common Stocks - 95.5%
                                            Consumer Discretionary - 19.4%
    25,050            --         25,050     99 Cents Only Stores*                        $      519      $       --      $      519
    42,300       134,125        176,425     Abercrombie & Fitch* (A)                            832           2,638           3,470
    13,850        68,900         82,750     Advanced Auto Parts* (A)                            730           3,634           4,364
    22,900            --         22,900     Autozone* (A)                                     1,806              --           1,806
    66,900            --         66,900     Bed Bath & Beyond* (A)                            2,179              --           2,179
        --       181,500        181,500     Belo Cl, A                                           --           3,971           3,971
    33,650            --         33,650     Best Buy* (A)                                       751              --             751
    77,550            --         77,550     Big Lots* (A)                                     1,228              --           1,228
    29,350            --         29,350     BJ's Wholesale Club* (A)                            558              --             558
    45,750            --         45,750     Blockbuster (A)                                   1,135              --           1,135
    21,100       111,800        132,900     Brinker International* (A)                          547           2,896           3,443
        --       193,900        193,900     Catalina Marketing, Cl C                             --           5,445           5,445
        --       147,430        147,430     CDW Computer Centers* (A)                            --           6,245           6,245
    25,300            --         25,300     Centex                                            1,122              --           1,122
    31,300            --         31,300     Cheesecake Factory*                                 934              --             934
        --       131,800        131,800     Claire's Stores (A)                                  --           2,873           2,873
    32,400            --         32,400     Coach* (A)                                          829              --             829
    36,600            --         36,600     Cumulus Media*                                      646              --             646
    45,600            --         45,600     Darden Restaurants (A)                            1,105              --           1,105
   100,650       604,060        704,710     Dollar General                                    1,351           8,106           9,457
    36,600       158,200        194,800     Dollar Tree Stores*                                 807           3,487           4,294
     8,500            --          8,500     E.W. Scripps (A)                                    589              --             589
    13,600            --         13,600     Entercom Communications* (A)                        644              --             644
        --       123,200        123,200     Fairmont Hotels & Resorts                            --           2,932           2,932
    52,450            --         52,450     Family Dollar Stores                              1,410              --           1,410
        --       343,400        343,400     Fox Entertainment Group* (A)                         --           7,565           7,565
    20,800            --         20,800     Gentex* (A)                                         566              --             566
    19,950            --         19,950     Harman International (A)                          1,032              --           1,032
    30,150            --         30,150     Harrah's Entertainment*                           1,454              --           1,454
   116,550       240,700        357,250     Hilton Hotels (A)                                 1,326           2,739           4,065
    31,650            --         31,650     International Game Technology* (A)                2,188              --           2,188
        --        40,100         40,100     International Speedway, Cl A                         --           1,593           1,593
    23,400            --         23,400     Jones Apparel Group* (A)                            718              --             718
    48,050        76,500        124,550     Mandalay Resort Group* (A)                        1,612           2,567           4,179
   116,000            --        116,000     Mattel                                            2,089              --           2,089
        --       114,000        114,000     Maytag                                               --           2,643           2,643
    27,050            --         27,050     MGM MIRAGE* (A)                                   1,009              --           1,009
    19,050        67,000         86,050     Michaels Stores* (A)                                871           3,062           3,933
    10,950        88,000         98,950     Mohawk Industries* (A)                              544           4,369           4,913
    25,350            --         25,350     New York Times, Cl A (A)                          1,152              --           1,152
    19,000            --         19,000     Newell Rubbermaid (A)                               587              --             587
        --       399,110        399,110     Park Place Entertainment* (A)                        --           3,173           3,173
    50,150            --         50,150     PETCO Animal Supplies*                            1,088              --           1,088
    49,750            --         49,750     PETsMART*                                           886              --             886
    33,100            --         33,100     RadioShack (A)                                      664              --             664
    15,300            --         15,300     Rent-A-Center*                                      795              --             795
        --       141,425        141,425     Regal Entertainment Group, Cl A* (A)                 --           2,517           2,517
    14,900        31,400         46,300     Ross Stores                                         531           1,119           1,650
    55,550       383,500        439,050     Ruby Tuesday (A)                                  1,043           7,202           8,245
        --       171,435        171,435     Scholastic* (A)                                      --           7,660           7,660
    60,700            --         60,700     Staples*                                            776              --             776
    87,550            --         87,550     Starbucks* (A)                                    1,807              --           1,807
    28,950            --         28,950     Starwood Hotels & Resorts Worldwide                 646              --             646
    19,900            --         19,900     Tiffany & Company (A)                               426              --             426
    49,750            --         49,750     Univision Communications, Cl A* (A)               1,134              --           1,134
        --        11,010         11,010     Washington Post, Cl B                                --           7,145           7,145
    12,500            --         12,500     Wendy's International (A)                           414              --             414
    17,800       249,800        267,600     Westwood One*                                       636           8,930           9,566
    42,000            --         42,000     Williams-Sonoma* (A)                                992              --             992
    54,550            --         54,550     Yum Brands* (A)                                   1,512              --           1,512
                                                                                        ------------    ------------   -------------
                                                                                             48,220         104,511         152,731
                                                                                        ------------    ------------   -------------

                                            Consumer Staples - 3.1%
        --       212,515        212,515     Bunge Limited                                        --           5,143           5,143
    13,200            --         13,200     Clorox                                              530              --             530
    73,400            --         73,400     Coca-Cola Enterprises (A)                         1,559              --           1,559
        --       119,900        119,900     Dial (A)                                             --           2,573           2,573
        --        46,400         46,400     Dreyer's Grand Ice Cream (A)                         --           3,242           3,242
        --       104,900        104,900     Hormel Foods (A)                                     --           2,295           2,295
    29,900            --         29,900     McCormick & Company (A)                             682              --             682
    60,100        56,000        116,100     Pepsi Bottling                                    1,406           1,310           2,716
        --        24,200         24,200     Performance Food Group* (A)                          --             822             822
        --        88,200         88,200     Smithfield Foods* (A)                                --           1,385           1,385
        --       265,775        265,775     Tyson Foods, Cl A                                    --           3,091           3,091
    15,450                       15,450     Whole Foods Market* (A)                             662              --             662
                                                                                        ------------    ------------   -------------
                                                                                              4,839          19,861          24,700
                                                                                        ------------    ------------   -------------

                                            Energy - 8.0%
    56,450            --         56,450     BJ Services (A)                                   1,468              --           1,468
        --       184,220        184,220     Cal Dive International* (A)                          --           3,715           3,715
    20,100            --         20,100     Cooper Cameron* (A)                                 839              --             839
        --       138,040        138,040     Enbridge Energy Partners                             --           6,046           6,046
    43,800        59,000        102,800     ENSCO International (A)                           1,097           1,477           2,574
        --       158,290        158,290     Equitable Resources                                  --           5,469           5,469
        --       317,200        317,200     FMC Technologies*                                    --           5,316           5,316
   122,750        62,000        184,750     Grant Prideco*                                    1,048             529           1,577
     9,150            --          9,150     Murphy Oil (A)                                      751              --             751
    26,650            --         26,650     Nabors Industries* (A)                              873              --             873
    51,000            --         51,000     National-Oilwell*                                   988              --             988
    35,400       230,080        265,480     Noble* (A)                                        1,097           7,132           8,229
        --        48,000         48,000     Noble Energy (A)                                     --           1,631           1,631
    47,350        60,000        107,350     Ocean Energy                                        945           1,197           2,142
    33,050        71,200        104,250     Patterson-UTI Energy* (A)                           843           1,816           2,659
    28,100            --         28,100     Pioneer Natural Resources* (A)                      681              --             681
    69,850        87,775        157,625     Pride International* (A)                            908           1,141           2,049
    38,050        46,200         84,250     Smith International* (A)                          1,115           1,354           2,469
        --       133,460        133,460     Talisman Energy                                      --           5,352           5,352
        --       122,400        122,400     Valero Energy (A)                                    --           3,240           3,240
    24,500        73,785         98,285     Weatherford International* (A)                      910           2,740           3,650
        --        18,000         18,000     Western Gas Resources (A)                            --             563             563
    39,300            --         39,300     XTO Energy (A)                                      810              --             810
                                                                                        ------------    ------------   -------------
                                                                                             14,373          48,718          63,091
                                                                                        ------------    ------------   -------------

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                              PRO FORMA                                                                                  COMBINED
                               COMBINED                                                                                    FIRST
                                FIRST                                                                                    AMERICAN
   FIRST         FIRST         AMERICAN                                                     FIRST          FIRST          MID CAP
  AMERICAN     AMERICAN        MID CAP                                                    AMERICAN        AMERICAN         GROWTH
  MID CAP       MID CAP         GROWTH                                                     MID CAP        MID CAP      OPPORTUNITIES
GROWTH FUND    CORE FUND    OPPORTUNITIES                                                GROWTH FUND     CORE FUND      FUND MARKET
   SHARES       SHARES       FUND SHARES                                                MARKET VALUE    MARKET VALUE       VALUE
-----------  ------------   -------------                                               ------------    ------------   -------------
                                            Financials - 15.0%                                                                    -
    12,450            --         12,450     Affiliated Managers Group*                          555              --             555
        --        24,627         24,627     Ambac Financial Group (A)                            --           1,327           1,327
        --       190,385        190,385     American Financial Group                             --           4,383           4,383
        --       387,365        387,365     Arthur J. Gallagher                                  --           9,549           9,549
        --        27,000         27,000     Associated Banc-Corp                                 --             857             857
        --       170,470        170,470     Banknorth Group (A)                                  --           4,049           4,049
    40,950            --         40,950     Brown & Brown                                     1,229              --           1,229
        --       268,000        268,000     Charles Schwab (A)                                   --           2,332           2,332
        --       146,869        146,869     Charter One Financial                                --           4,365           4,365
    19,100        49,370         68,470     City National (A)                                   893           2,309           3,202
        --       107,150        107,150     Colonial BancGroup                                   --           1,329           1,329
    18,850            --         18,850     Commerce Bancorp (A)                                782              --             782
    27,100       104,500        131,600     Compass Bancshares                                  799           3,082           3,881
   226,300            --        226,300     Dime Bancorp*                                        20              --              20
    23,625            --         23,625     Doral Financial                                     570              --             570
        --       292,225        292,225     E*TRADE Group* (A)                                   --           1,300           1,300
        --        76,400         76,400     Edwards A.G. (A)                                     --           2,443           2,443
        --       142,850        142,850     Everest Re Group (A)                                 --           7,837           7,837
    32,500            --         32,500     Federated Investors                                 877              --             877
        --       103,000        103,000     Golden State Bancorp                                 --           3,329           3,329
        --        69,000         69,000     GreenPoint Financial                                 --           2,880           2,880
        --        51,000         51,000     HCC Insurance Holdings (A)                           --           1,225           1,225
    29,350       240,400        269,750     Hibernia, Cl A                                      587           4,806           5,393
        --        44,550         44,550     Independence Community Bank                          --           1,118           1,118
    31,050       303,220        334,270     Investors Financial Services (A)                    841           8,208           9,049
        --        72,000         72,000     LaBranche* (A)                                       --           1,458           1,458
    28,350        45,700         74,050     Legg Mason (A)                                    1,207           1,945           3,152
        --        77,900         77,900     M & T Bank (A)                                       --           6,139           6,139
    44,200            --         44,200     Moody's (A)                                       2,144              --           2,144
        --       204,100        204,100     National Commerce Financial                          --           5,113           5,113
        --       107,255        107,255     Neuberger Berman (A)                                 --           2,891           2,891
    37,050        85,500        122,550     New York Community Bancorp                        1,044           2,409           3,453
    19,250        79,330         98,580     North Fork Bancorp (A)                              728           3,002           3,730
        --        51,655         51,655     Ohio Casualty*                                       --             841             841
        --        37,500         37,500     PMI Group                                            --           1,020           1,020
        --        70,295         70,295     Protective Life (A)                                  --           2,163           2,163
        --        62,775         62,775     Radian Group (A)                                     --           2,050           2,050
        --        80,000         80,000     SEI Investments                                      --           1,910           1,910
    48,250            --         48,250     Synovus Financial                                   995              --             995
    17,460        33,000         50,460     TCF Financial (A)                                   739           1,397           2,136
        --        82,000         82,000     W.R. Berkely                                         --           2,788           2,788
        --        31,000         31,000     Westamerica Bancorporation                           --           1,249           1,249
    21,400            --         21,400     Willis Group Holdings*                              717              --             717
                                                                                        ------------    ------------   -------------
                                                                                             14,727         103,103         117,830
                                                                                        ------------    ------------   -------------

                                            Health Care - 18.1%
    26,750        78,600        105,350     AdvancePCS* (A)                                     603           1,771           2,374
    40,400            --         40,400     Allergan (A)                                      2,198              --           2,198
    24,550            --         24,550     AmerisourceBergen (A)                             1,753              --           1,753
    39,550            --         39,550     AMN Healthcare Services*                            732              --             732
    38,900            --         38,900     Andrx Group* (A)                                    862              --             862
    35,100            --         35,100     Anthem* (A)                                       2,282              --           2,282
    53,900            --         53,900     Applera - Applied Biosystems Group                  986              --             986
        --        73,800         73,800     Apria Healthcare Group* (A)                          --           1,739           1,739
    17,600            --         17,600     Barr Laboratories* (A)                            1,096              --           1,096
    23,200            --         23,200     Beckman Coulter (A)                                 898              --             898
    43,150            --         43,150     Biogen*                                           1,263              --           1,263
    93,200        60,550        153,750     Biomet                                            2,482           1,612           4,094
    23,900            --         23,900     Boston Scientific*                                  754              --             754
    92,350            --         92,350     Caremark Rx* (A)                                  1,570              --           1,570
    49,800        96,800        146,600     Celgene* (A)                                        839           1,630           2,469
    25,350            --         25,350     Cephalon* (A)                                     1,035              --           1,035
                                            Charles River Labaratories International*
    33,150        39,500         72,650     (A)                                               1,301           1,550           2,851
    21,450            --         21,450     Chiron* (A)                                         749              --             749
        --        47,300         47,300     Covance*                                             --             926             926
    26,550            --         26,550     DENTSPLY International                            1,067              --           1,067
    14,400            --         14,400     Diagnostic Products                                 662              --             662
        --        51,400         51,400     Edwards Lifesciences* (A)                            --           1,315           1,315
    26,100       122,245        148,345     Express Scripts* (A)                              1,423           6,665           8,088
    47,200        58,000        105,200     First Health Group*                               1,280           1,573           2,853
        --        19,000         19,000     Forest Laboratories, Cl A* (A)                       --           1,558           1,558
    73,900       187,900        261,800     Gilead Sciences* (A)                              2,478           6,300           8,778
   102,750            --        102,750     Health Management Associates, Cl A                2,078              --           2,078
        --       105,000        105,000     Health Net*                                          --           2,252           2,252
        --       514,900        514,900     HealthSouth*                                         --           2,137           2,137
    20,700        34,410         55,110     Henry Schein*                                     1,092           1,815           2,907
    34,600        93,100        127,700     IDEC Pharmaceuticals* (A)                         1,437           3,866           5,303
    29,550            --         29,550     IMS Health                                          442              --             442
    31,100            --         31,100     Invitrogen* (A)                                   1,060              --           1,060
        --       112,000        112,000     IVAX*                                                --           1,374           1,374
   106,848       513,949        620,797     King Pharmaceuticals*                             1,941           9,338          11,279
                                            Laboratory Corporation of America
    42,300       173,000        215,300     Holdings* (A)                                     1,429           5,844           7,273
    41,150            --         41,150     Lincare Holdings* (A)                             1,277              --           1,277
    78,250            --         78,250     McKesson HBOC                                     2,217              --           2,217
    64,000            --         64,000     MedImmune*                                        1,339              --           1,339
    19,100            --         19,100     Mid-Atlantic Medical Services *                     691              --             691
    49,800       216,900        266,700     Millennium Pharmaceuticals* (A)                     464           2,022           2,486
    38,600       103,700        142,300     Mylan Laboratories                                1,264           3,395           4,659
        --       264,250        264,250     Omnicare (A)                                         --           5,581           5,581
    23,400        38,425         61,825     Oxford Health Plans* (A)                            911           1,496           2,407
        --        60,705         60,705     Priority Healthcare, Cl B* (A)                       --           1,530           1,530
    28,800        75,400        104,200     Quest Diagnostics* (A)                            1,772           4,639           6,411
    36,250            --         36,250     SICOR*                                              551              --             551
    51,750            --         51,750     St. Jude Medical*                                 1,848              --           1,848
    21,350            --         21,350     STERIS*                                             532              --             532
    43,950            --         43,950     Stryker (A)                                       2,532              --           2,532
        --        21,270         21,270     Teva Pharmaceutical Industries ADR                   --           1,425           1,425
        --        18,000         18,000     Transkaryotic Therapies* (A)                         --             583             583
    25,450       104,800        130,250     Triad Hospitals * (A)                               966           3,977           4,943
    13,850        55,400         69,250     Universal Health Services* (A)                      708           2,834           3,542
    36,850            --         36,850     Varian Medical Systems*                           1,584              --           1,584
    35,350            --         35,350     Wellpoint Health Networks* (A)                    2,591              --           2,591
    55,600            --         55,600     Zimmer Holdings*                                  2,132              --           2,132
                                                                                        ------------    ------------   -------------

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                              PRO FORMA                                                                                  COMBINED
                               COMBINED                                                                                    FIRST
                                FIRST                                                                                    AMERICAN
   FIRST         FIRST         AMERICAN                                                     FIRST          FIRST          MID CAP
  AMERICAN     AMERICAN        MID CAP                                                    AMERICAN        AMERICAN         GROWTH
  MID CAP       MID CAP         GROWTH                                                     MID CAP        MID CAP      OPPORTUNITIES
GROWTH FUND    CORE FUND    OPPORTUNITIES                                                GROWTH FUND     CORE FUND      FUND MARKET
   SHARES       SHARES       FUND SHARES                                                MARKET VALUE    MARKET VALUE       VALUE
-----------  ------------   -------------                                               ------------    ------------   -------------
                                                                                             61,171          80,747         141,918
                                                                                        ------------    ------------   -------------

                                            Industrials - 11.7%
    36,250        54,600         90,850     AGCO* (A)                                           841           1,267           2,108
        --        65,450         65,450     Albany International, Cl A                           --           1,242           1,242
        --       225,235        225,235     ARAMARK, Cl B                                        --           4,730           4,730
    10,900            --         10,900     Alliant Techsystems*                                755              --             755
    12,000            --         12,000     American Standard                                   763              --             763
    35,700            --         35,700     Apollo Group, Cl A* (A)                           1,550              --           1,550
    21,300            --         21,300     Avery Dennison (A)                                1,214              --           1,214
    37,150       291,400        328,550     Bisys Group* (A)                                    621           4,869           5,490
    33,600        45,000         78,600     C. H. Robinson Worldwide                            908           1,216           2,124
    26,250        41,060         67,310     Career Education* (A)                             1,260           1,971           3,231
    28,116        15,000         43,116     ChoicePoint* (A)                                  1,002             534           1,536
    29,050            --         29,050     Cintas Group (A)                                  1,218              --           1,218
        --        39,000         39,000     CNF (A)                                              --           1,224           1,224
    40,750       102,000        142,750     Concord EFS* (A)                                    647           1,620           2,267
    28,350            --         28,350     Cooper Tire & Rubber                                458              --             458
        --        41,125         41,125     Corinthian Colleges*                                 --           1,552           1,552
    14,700            --         14,700     Danaher                                             836              --             836
    14,450            --         14,450     Deluxe                                              651              --             651
        --       192,395        192,395     Dun & Bradstreet* (A)                                --           6,466           6,466
    16,500            --         16,500     Education Management*                               730              --             730
    67,400            --         67,400     Equifax                                           1,465              --           1,465
    23,250        82,650        105,900     Expeditors International of Washington              650           2,309           2,959
        --       232,070        232,070     FactSet Research Systems (A)                         --           6,161           6,161
    17,050            --         17,050     Fastenal (A)                                        538              --             538
    53,950            --         53,950     Flowserve* (A)                                      540              --             540
    43,900            --         43,900     H & R Block (A)                                   1,844              --           1,844
        --       332,960        332,960     Iron Mountain* (A)                                   --           8,321           8,321
        --        52,475         52,475     Kaydon                                               --           1,052           1,052
        --        49,505         49,505     Kennametal                                           --           1,590           1,590
    30,600            --         30,600     L-3 Communications Holdings* (A)                  1,613              --           1,613
    21,350        59,800         81,150     Manpower (A)                                        626           1,755           2,381
    52,400            --         52,400     Molex, Cl A (A)                                   1,232              --           1,232
        --        36,395         36,395     Nordson                                              --             864             864
        --        85,100         85,100     Norfolk Southern                                     --           1,718           1,718
        --        43,000         43,000     Paccar (A)                                           --           1,453           1,453
        --        40,045         40,045     Pentair                                              --           1,488           1,488
    22,250            --         22,250     Pitney Bowes                                        678              --             678
        --       406,400        406,400     Republic Services*                                   --           7,640           7,640
        --        70,700         70,700     Robert Half International* (A)                       --           1,122           1,122
        --        33,400         33,400     SPX* (A)                                             --           3,370           3,370
    48,300            --         48,300     Swift Transportation* (A)                           754              --             754
    15,000            --         15,000     University of Pheonix Online*                       482              --             482
    21,100            --         21,100     Weight Watchers International                       915              --             915
        --        88,715         88,715     Werner Enterprises*                                  --           1,631           1,631
                                                                                        ------------    ------------   -------------
                                                                                             24,791          67,165          91,956
                                                                                        ------------    ------------   -------------

                                            Information Technology - 15.3%
    25,500        67,500         93,000     Activision* (A)                                     610           1,615           2,225
        --       232,300        232,300     Acxiom* (A)                                          --           3,294           3,294
    34,300            --         34,300     Adobe Systems                                       655              --             655
    26,400       101,480        127,880     Affiliated Computer Services, Cl A* (A)           1,123           4,318           5,441
    87,300            --         87,300     Altera*                                             757              --             757
    70,400            --         70,400     Amazon.com* (A)                                   1,122              --           1,122
   129,500            --        129,500     ATI Technologies*                                   646              --             646
   492,750            --        492,750     Atmel*                                              522              --             522
   106,650            --        106,650     BEA Systems*                                        552              --             552
        --       105,000        105,000     BMC Software*                                        --           1,372           1,372
    27,600            --         27,600     Broadcom, Cl A* (A)                                 295              --             295
    51,850            --         51,850     Brocade Communications Systems* (A)                 390              --             390
    37,950       277,600        315,550     Cadence Design Systems* (A)                         386           2,823           3,209
   152,300            --        152,300     Citrix Systems*                                     918              --             918
    36,050            --         36,050     Cognos*                                             606              --             606
    14,964            --         14,964     Cymer* (A)                                          279              --             279
        --        64,500         64,500     Diebold (A)                                          --           2,123           2,123
        --       272,525        272,525     DoubleClick*                                         --           1,401           1,401
    31,250            --         31,250     Electronic Arts* (A)                              2,061              --           2,061
    53,400            --         53,400     Emulex* (A)                                         601              --             601
        --        86,105         86,105     Exar*                                                --             995             995
    17,350            --         17,350     Fair Isaac & Company, Cl A* (A)                     567              --             567
    61,400       186,900        248,300     Jabil Circuit* (A)                                  582           1,770           2,352
    44,750       295,385        340,135     Fiserv*                                           1,257           8,294           9,551
    34,250       207,740        241,990     Integrated Circuit Systems* (A)                     538           3,262           3,800
        --       549,150        549,150     Integrated Device Technology* (A)                    --           5,733           5,733
        --        77,000         77,000     International Rectifier* (A)                         --           1,203           1,203
    70,350       112,300        182,650     Intersil, Cl A* (A)                                 912           1,455           2,367
    56,700            --         56,700     Intuit*                                           2,582              --           2,582
    33,850            --         33,850     Jabil Circuit* (A)                                  500              --             500
    30,800            --         30,800     KLA-Tencor* (A)                                     861              --             861
        --       122,500        122,500     Kronos*                                              --           3,017           3,017
    40,600            --         40,600     Lam Research* (A)                                   361              --             361
        --        66,455         66,455     Lawson Software*                                     --             235             235
    17,800            --         17,800     Lexmark International Group, Cl A* (A)              837              --             837
        --        47,000         47,000     Linear Technology                                    --             974             974
    33,900            --         33,900     Marvell Technology Group* (A)                       537              --             537
    72,350       228,050        300,400     Microchip Technology* (A)                         1,480           4,664           6,144
    37,950            --         37,950     MKS Instruments*                                    414              --             414
        --       110,600        110,600     NetIQ* (A)                                           --           1,604           1,604
    94,000            --         94,000     Network Appliance* (A)                              689              --             689
    77,400       136,600        214,000     Network Associates* (A)                             823           1,452           2,275
    19,850            --         19,850     Novellus Systems* (A)                               413              --             413
    83,400            --         83,400     PeopleSoft*                                       1,032              --           1,032
    18,600            --         18,600     PMC-Sierra* (A)                                      72              --              72
        --       287,210        287,210     Polycom*                                             --           1,950           1,950
    19,900            --         19,900     Qlogic* (A)                                         518              --             518
    82,950       278,800        361,750     Rational Software*                                  358           1,204           1,562
   115,900       121,800        237,700     RF Micro Devices* (A)                               695             731           1,426
    67,550        76,775        144,325     Semtech*                                            655             745           1,400
   114,250            --        114,250     Siebel Systems*                                     657              --             657
        --        84,560         84,560     Storage Technology*                                  --             889             889
    97,500       178,950        276,450     SunGard Data Systems*                             1,896           3,481           5,377
    32,600        48,500         81,100     Symantec* (A)                                     1,096           1,631           2,727
    11,550        49,600         61,150     Synopsys* (A)                                       441           1,892           2,333

FIRST AMERICAN MID CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                              PRO FORMA                                                                                  COMBINED
                               COMBINED                                                                                    FIRST
                                FIRST                                                                                    AMERICAN
   FIRST         FIRST         AMERICAN                                                     FIRST          FIRST          MID CAP
  AMERICAN     AMERICAN        MID CAP                                                    AMERICAN        AMERICAN         GROWTH
  MID CAP       MID CAP         GROWTH                                                     MID CAP        MID CAP      OPPORTUNITIES
GROWTH FUND    CORE FUND    OPPORTUNITIES                                                GROWTH FUND     CORE FUND      FUND MARKET
   SHARES       SHARES       FUND SHARES                                                MARKET VALUE    MARKET VALUE       VALUE
-----------  ------------   -------------                                               ------------    ------------   -------------
        --       272,800        272,800     Tech Data* (A)                                       --           7,202           7,202
    25,100            --         25,100     Teradyne* (A)                                       241              --             241
    32,750       354,700        387,450     USA Interactive*                                    635           6,874           7,509
    99,800            --         99,800     VERITAS Software* (A)                             1,464              --           1,464
    50,950       329,060        380,010     Vishay Intertechnology* (A)                         448           2,896           3,344
        --       113,000        113,000     Waters* (A)                                          --           2,740           2,740
   125,500            --        125,500     Yahoo!* (A)                                       1,201              --           1,201
                                                                                        ------------    ------------   -------------
                                                                                             36,285          83,839         120,124
                                                                                        ------------    ------------   -------------

                                            Materials - 2.0%
        --        63,360         63,360     Airgas*                                              --             832             832
        --       108,425        108,425     AK Steel Holdings*                                   --             793             793
        --        81,300         81,300     Arch Coal (A)                                        --           1,346           1,346
    11,500            --         11,500     Ball                                                580              --             580
        --        42,805         42,805     Bowater (A)                                          --           1,511           1,511
        --       154,190        154,190     Domtar                                               --           1,360           1,360
    51,950            --         51,950     Ecolab (A)                                        2,168              --           2,168
    80,000            --         80,000     Newmont Mining (A)                                2,201              --           2,201
        --        68,100         68,100     Pactiv*                                              --           1,120           1,120
    13,200            --         13,200     PPG Industries                                      590              --             590
        --        29,000         29,000     RPM                                                  --             408             408
    14,450            --         14,450     Sigma-Aldrich (A)                                   712              --             712
        --        70,225         70,225     Sonoco Products                                      --           1,497           1,497
                                                                                        ------------    ------------   -------------
                                                                                              6,251           8,867          15,118
                                                                                        ------------    ------------   -------------

                                            Telecommunication Services - 0.6%
        --       111,100        111,100     CenturyTel (A)                                       --           2,492           2,492
    99,100            --         99,100     Citizens Communications* (A)                        672              --             672
   206,050            --        206,050     Nextel Communications, Cl A* (A)                  1,556              --           1,556
                                                                                        ------------    ------------   -------------
                                                                                              2,228           2,492           4,720
                                                                                        ------------    ------------   -------------

                                            Utilities - 2.7%
        --        74,000         74,000     ALLETE                                               --           1,598           1,598
        --        85,985         85,985     Alliant Energy (A)                                   --           1,655           1,655
        --       265,860        265,860     Energy East                                          --           5,267           5,267
        --        36,273         36,273     Kinder Morgan                                        --           1,286           1,286
        --        76,640             --     Kinder Morgan Fractional Shares, (C)                 --              --               -
        --       202,944        202,944     Kinder Morgan Management* (A)                        --           6,038           6,038
        --        72,345         72,345     Pepco Holdings                                       --           1,443           1,443
        --       186,900        186,900     Questar (A)                                          --           4,269           4,269
                                                                                        ------------    ------------   -------------
                                                                                                 --          21,556          21,556
                                                                                        ------------    ------------   -------------

                                                                                        ------------    ------------   -------------
                                            Total Common Stocks                             212,885         540,859         753,744
                                                                                        ------------    ------------   -------------

                     Related Party Money Market Fund - 4.4%

13,872,208    20,954,309     34,826,517     First American Prime Obligations Fund (B)        13,872          20,954          34,826
                                                                                        ------------    ------------   -------------
                                                                                             13,872          20,954          34,826
                                                                                        ------------    ------------   -------------
                                            Total Investments - 100.3%
                                               (Cost $252,655, $606,497, and $859,152
                                               respectively)                             $  226,757      $  561,813      $  788,570
                                                                                        ============    ============   =============

* Non-income producing security
(A) This security or a portion of this security is out on loan at September 30, 2002.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for this Fund.
(C) Security is valued at fair value under guidelines established and approved by the board of directors.
ADR - American Depositary Receipt Cl - Class

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                  PRO FORMA
                               COMBINED                                                                                   COMBINED
    FIRST        FIRST          FIRST                                                     FIRST           FIRST            FIRST
  AMERICAN     AMERICAN        AMERICAN                                                  AMERICAN       AMERICAN         AMERICAN
  SMALL CAP    SMALL CAP      SMALL CAP                                                  SMALL CAP      SMALL CAP        SMALL CAP
  CORE FUND    CORE FUND        SELECT                                                   CORE FUND      CORE FUND       SELECT FUND
   SHARES       SHARES       FUND SHARES                                               MARKET VALUE    MARKET VALUE     MARKET VALUE
 ----------   ----------     -----------                                               ------------    ------------     ------------
                                            Common Stocks - 94.1%
                                            Consumer Discretionary - 22.5%
     33,700      331,760         365,460    4Kids Entertainment* (A)                    $      800      $    7,873       $    8,673
     14,350           --          14,350    Action Performance*                                369              --              369
         --      145,800         145,800    Advanced Auto Parts* (A)                            --           7,689            7,689
     19,000           --          19,000    ADVO*                                              603              --              603
     25,650           --          25,650    Aeropostale*                                       395              --              395
         --      479,856         479,856    Alliance Atlantis Communications, Cl B*             --           4,759            4,759
     76,100           --          76,100    Alliance Gaming*                                 1,176              --            1,176
     32,000           --          32,000    Ameristar Casinos*                                 607              --              607
         --       55,300          55,300    Beazer Homes USA* (A)                               --           3,376            3,376
     80,250           --          80,250    Boyd Gaming*                                     1,498              --            1,498
     53,800           --          53,800    California Pizza Kitchen* (A)                    1,238              --            1,238
         --       51,300          51,300    Cato, CL A                                          --             974              974
         --      206,900         206,900    CBRL Group (A)                                      --           4,721            4,721
     16,650           --          16,650    Christopher & Banks* (A)                           418              --              418
     40,200           --          40,200    Cost Plus*                                       1,079              --            1,079
     91,850      247,800         339,650    CSK Auto*                                        1,146           3,092            4,238
         --      103,300         103,300    Cumulus Media, CL A*                                --           1,823            1,823
     36,500      203,291         239,791    Electronics Boutique & Holdings* (A)             1,002           5,580            6,582
         --      171,400         171,400    Fairmont Hotels & Resorts                           --           4,079            4,079
         --      210,300         210,300    Finish Line, Cl A*                                  --           1,897            1,897
     28,250           --          28,250    Fred's, Cl A                                       843              --              843
     53,500           --          53,500    GameStop*                                        1,094              --            1,094
         --      237,000         237,000    Gaylord Entertainment*                              --           4,484            4,484
         --      106,168         106,168    GTECH Holdings* (A)                                 --           2,635            2,635
     35,650       34,850          70,500    Gymboree* (A)                                      581             568            1,149
     93,550           --          93,550    Hollywood Entertainment*                         1,358              --            1,358
     50,450      263,087         313,537    Hot Topic* (A)                                     910           4,743            5,653
    122,800           --         122,800    Insight Enterprises*                             1,246              --            1,246
     33,350           --          33,350    Isle of Capri Casinos*                             556              --              556
     49,150           --          49,150    Kenneth Cole Productions*                          998              --              998
     61,200      236,300         297,500    Kirkland's*                                      1,047           4,041            5,088
     49,050           --          49,050    Landry's Restaurants                             1,108              --            1,108
     15,800           --          15,800    Lee Enterprises                                    519              --              519
         --       88,200          88,200    Lin TV, Cl A* (A)                                   --           2,183            2,183
     29,900           --          29,900    Linens 'N Things*                                  549              --              549
         --       91,200          91,200    Maytag                                              --           2,114            2,114
    117,000           --         117,000    Movie Gallery* (A)                               1,756              --            1,756
     41,550           --          41,550    Nautilus Group* (A)                                810              --              810
     24,650      210,798         235,448    O'Reilly Automotive*                               705           6,033            6,738
         --      271,202         271,202    Orient Express Hotels* (A)                          --           3,707            3,707
     25,850           --          25,850    P F Chang's China Bistro*                          750              --              750
     45,300           --          45,300    Pacific Sunwear of California* (A)                 922              --              922
     31,600      241,800         273,400    Panera Bread, Cl A* (A)                            853           6,529            7,382
     59,300           --          59,300    Penn National Gaming*                            1,120              --            1,120
         --      130,900         130,900    Pinnacle Entertainment*                             --             956              956
     58,150           --          58,150    Quicksilver*                                     1,314              --            1,314
     35,600           --          35,600    Racing Champions* (A)                              582              --              582
     34,400           --          34,400    RARE Hospitality International*                    806              --              806
         --      299,300         299,300    Ruby Tuesday (A)                                    --           5,621            5,621
         --      204,140         204,140    Scholastic*                                         --           9,121            9,121
     32,150           --          32,150    SCP Pool* (A)                                      881              --              881
     36,100           --          36,100    Sharper Image*                                     690              --              690
     41,750           --          41,750    Sonic*                                             964              --              964
    130,950           --         130,950    Spanish Broadcasting System*                       858              --              858
     81,350           --          81,350    Station Casinos* (A)                             1,384              --            1,384
     26,500           --          26,500    Superior Industries                              1,248              --            1,248
         --      380,300         380,300    The Wet Seal, Cl A*                                 --           3,803            3,803
         --      145,700         145,700    Toll Brothers* (A)                                  --           3,167            3,167
     35,900      168,500         204,400    Too*                                               836           3,923            4,759
     52,350           --          52,350    Tropical Sportswear International*                 679              --              679
     27,000           --          27,000    Tupperware                                         449              --              449
     50,200      209,640         259,840    Ultimate Electronics* (A)                          640           2,673            3,313
      3,100           --           3,100    Urban Outfitters*                                   75              --               75
         --      186,500         186,500    ValueVision International*                          --           2,193            2,193
     65,100           --          65,100    Yankee Candle*                                   1,118              --            1,118
                                                                                       ------------    ------------     ------------
                                                                                            40,580         114,357          154,937
                                                                                       ------------    ------------     ------------

                                            Consumer Staples - 2.2%
     13,900           --          13,900    American Italian Pasta, Cl A*                      496              --              496
     36,750           --          36,750    Delta & Pine Land                                  689              --              689
     27,600           --          27,600    Interstate Bakeries                                733              --              733
     26,050           --          26,050    J.M. Smucker                                       956              --              956
     83,100           --          83,100    NBTY*                                            1,079              --            1,079
         --      279,729         279,729    Performance Food Group * (A)                        --           9,500            9,500
     78,500           --          78,500    United Natural Foods*                            1,808              --            1,808
                                                                                       ------------    ------------     ------------
                                                                                             5,761           9,500           15,261
                                                                                       ------------    ------------     ------------

                                            Energy - 10.2%
         --       71,300          71,300    Atwood Oceanics*                                    --           2,085            2,085
     87,500      135,600         223,100    Cal Dive International* (A)                      1,765           2,735            4,500
    235,250           --         235,250    Chesapeake Energy (A)                            1,553              --            1,553
     48,600           --          48,600    Dril-Quip*                                         819              --              819
     22,750           --          22,750    Evergreen Resources (A)                            932              --              932
     46,150           --          46,150    FMC Technologies*                                  773              --              773
         --       57,400          57,400    Frontier Oil                                        --             712              712
    559,700           --         559,700    Grey Wolf*                                       2,015              --            2,015
         --      143,350         143,350    Helmerich & Payne                                   --           4,907            4,907
    319,300           --         319,300    Horizon Offshore*                                1,344              --            1,344
    170,250           --         170,250    Key Energy Services*                             1,342              --            1,342
         --       42,500          42,500    Knightsbridge Tankers (A)                           --             504              504
    100,200      710,200         810,400    Lone Star Technologies*                          1,187           8,416            9,603
    119,950           --         119,950    Maverick Tube*                                   1,064              --            1,064
         --      316,496         316,496    National-Oilwell* (A)                               --           6,134            6,134
     64,750           --          64,750    Offshore Logistics* (A)                          1,163              --            1,163
         --      247,900         247,900    Patterson-UTI Energy* (A)                           --           6,324            6,324
         --      132,715         132,715    Pioneer Natural Resources* (A)                      --           3,218            3,218
         --      303,700         303,700    Pride International* (A)                            --           3,948            3,948
     61,000           --          61,000    Remington Oil & Gas*                               860              --              860
     49,250           --          49,250    Spinnaker Exploration*                           1,413              --            1,413
         --      130,900         130,900    Teekay Shipping (A)                                 --           3,731            3,731
    421,950           --         421,950    Trico Marine Services*                           1,072              --            1,072
    142,900      496,900         639,800    Ultra Petroleum*                                 1,193           4,149            5,342
     90,050           --          90,050    Universal Compression Holdings*                  1,459              --            1,459

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                  PRO FORMA
                               COMBINED                                                                                   COMBINED
    FIRST        FIRST          FIRST                                                     FIRST           FIRST            FIRST
  AMERICAN     AMERICAN        AMERICAN                                                  AMERICAN       AMERICAN         AMERICAN
  SMALL CAP    SMALL CAP      SMALL CAP                                                  SMALL CAP      SMALL CAP        SMALL CAP
  CORE FUND    CORE FUND        SELECT                                                   CORE FUND      CORE FUND       SELECT FUND
   SHARES       SHARES       FUND SHARES                                               MARKET VALUE    MARKET VALUE     MARKET VALUE
 ----------   ----------     -----------                                               ------------    ------------     ------------
         --      152,100         152,100    Varco International* (A)                            --           2,573            2,573
     27,750           --          27,750    Western Gas Resources (A)                          867              --              867
                                                                                       ------------    ------------     ------------
                                                                                            20,821          49,436           70,257
                                                                                       ------------    ------------     ------------

                                            Financials - 10.3%
     19,500           --          19,500    Alexandria Real Estate Equities (REIT)             828              --              828
     42,650           --          42,650    Arch Cap Group*                                  1,190              --            1,190
         --      176,030         176,030    Arthur J. Gallagher                                 --           4,339            4,339
     30,500           --          30,500    Boston Private Financial Holdings                  650              --              650
     72,050           --          72,050    Brookline Bancorp                                  847              --              847
     16,900           --          16,900    Camden Property Trust                              560              --              560
     24,550           --          24,550    Chateau Communities (REIT)                         648              --              648
     32,500           --          32,500    Chelsea Property Group (REIT)                    1,097              --            1,097
     49,950           --          49,950    Chittenden                                       1,479              --            1,479
     26,300           --          26,300    Commercial Federal                                 573              --              573
     43,650           --          43,650    Community First Bankshares                       1,217              --            1,217
     40,950       97,280         138,230    Cullen/Frost Bankers                             1,398           3,322            4,720
     32,400           --          32,400    Dime Community Bancshares                          694              --              694
     70,550      216,715         287,265    East West Bancorp                                2,382           7,316            9,698
         --       40,200          40,200    Everest Re Group                                    --           2,205            2,205
         --       36,900          36,900    Federal Agricultural Mortgage, Cl C* (A)            --           1,089            1,089
     38,700           --          38,700    Federal Realty Investment Trust (REIT)           1,045              --            1,045
     25,550           --          25,550    First Bank - Puerto Rico                           974              --              974
     20,900           --          20,900    First Community Bancorp                            605              --              605
     31,050           --          31,050    Healthcare (REIT)                                  849              --              849
     33,950           --          33,950    Hilb, Rogal & Hamilton                           1,400              --            1,400
     27,650           --          27,650    Hudson United Bancorp                              735              --              735
     27,050           --          27,050    Independence Community Bank                        679              --              679
     27,550           --          27,550    IndyMac Bancorp*                                   531              --              531
     12,050      201,744         213,794    Jefferies Group (A)                                460           7,699            8,159
     38,150           --          38,150    Macerich (REIT)                                  1,182              --            1,182
     37,300           --          37,300    Mills (REIT)                                     1,106              --            1,106
     86,050           --          86,050    NetBank*                                           896              --              896
     23,250           --          23,250    New Century Financial (A)                          544              --              544
     66,300           --          66,300    Ohio Casualty* (A)                               1,079              --            1,079
     38,350           --          38,350    Pacific Capital Bancorp                          1,042              --            1,042
     49,000           --          49,000    R&G Financial                                    1,069              --            1,069
         --       95,600          95,600    RenaissanceRe Holdings (A)                          --           3,613            3,613
     18,450           --          18,450    Shurgard Storage Centers (REIT)                    583              --              583
     32,600           --          32,600    Sky Financial Group                                649              --              649
     21,450           --          21,450    SL Green Realty (REIT)                             659              --              659
     16,750           --          16,750    Southwest Bancorp of Texas* (A)                    610              --              610
     59,050           --          59,050    Staten Island Bancorp                            1,027              --            1,027
    122,400           --         122,400    Sterling Bancshares                              1,600              --            1,600
     27,325           --          27,325    Texas Regional Bancshares, Cl A                    915              --              915
     54,950           --          54,950    TrustCo Bank Corporation of New York               581              --              581
     29,100           --          29,100    UCBH Holdings                                    1,143              --            1,143
     42,150           --          42,150    United Bankshares (A)                            1,223              --            1,223
    109,200           --         109,200    W Holding                                        1,780              --            1,780
     40,900           --          40,900    Washington Real Estate Investment Trust          1,038              --            1,038
     24,200           --          24,200    Webster Financial                                  813              --              813
     38,400           --          38,400    Wintrust Financial                               1,100              --            1,100
                                                                                       ------------    ------------     ------------
                                                                                            41,480          29,583           71,063
                                                                                       ------------    ------------     ------------

                                            Health Care-14.3%
     26,950           --          26,950    Accredo Health* (A)                              1,285              --            1,285
     28,200           --          28,200    American Pharmaceutical Partners*                  461              --              461
     32,200           --          32,200    AMERIGROUP*                                      1,080              --            1,080
     38,150           --          38,150    Amsurg, Cl A*                                    1,151              --            1,151
     65,400           --          65,400    Amylin Pharmaceuticals* (A)                      1,087              --            1,087
     50,850           --          50,850    Apria Healthcare Group*                          1,198              --            1,198
     18,750        8,350          27,100    Bio-Rad Laboratories, Cl A*                        706             314            1,020
     22,550           --          22,550    Biosite* (A)                                       654              --              654
         --      249,700         249,700    Celgene* (A)                                        --           4,205            4,205
         --       87,940          87,940    Cephalon* (A)                                       --           3,590            3,590
     20,450           --          20,450    CIMA Labs*                                         514              --              514
         --      279,126         279,126    Community Health Systems* (A)                       --           7,433            7,433
     14,300           --          14,300    Cooper (A)                                         751              --              751
     52,550      226,200         278,750    Covance* (A)                                     1,028           4,427            5,455
     38,300           --          38,300    CV Therapeutics*                                   801              --              801
     31,300           --          31,300    Cyberonics*                                        539              --              539
     20,150           --          20,150    Diagnostic Products                                927              --              927
     13,800           --          13,800    DIANON Systems*                                    653              --              653
     58,800           --          58,800    Enzon* (A)                                       1,131              --            1,131
    155,050           --         155,050    First Horizon Pharmaceutical*                      837              --              837
     45,100           --          45,100    Hanger Orthopedic Group*                           717              --              717
     43,450           --          43,450    IDEXX Laboratories* (A)                          1,345              --            1,345
     28,050           --          28,050    INAMED*                                            645              --              645
         --      230,500         230,500    Integra LifeSciences*                               --           3,663            3,663
      7,550           --           7,550    InterMune*                                         248              --              248
     22,450           --          22,450    Invacare                                           769              --              769
     56,400           --          56,400    K V Pharmaceutical, Cl A*                        1,066              --            1,066
     62,100           --          62,100    MedCath* (A)                                       702              --              702
     40,300           --          40,300    Medical Staffing Network Holdings*                 611              --              611
         --       55,507          55,507    Medicis, Cl A* (A)                                  --           2,269            2,269
     26,850           --          26,850    Neurocrine Biosciences*                          1,101              --            1,101
     51,100       52,100         103,200    NPS Pharmaceuticals* (A)                         1,051           1,072            2,123
     21,250           --          21,250    Ocular Sciences*                                   496              --              496
         --      210,400         210,400    Omnicare (A)                                        --           4,444            4,444
     27,100           --          27,100    OSI Pharmaceuticals*                               460              --              460
     22,750           --          22,750    Pediatrix Medical Group*                           705              --              705
         --      163,500         163,500    Pharmaceutical Product Development* (A)             --           3,162            3,162
     42,250           --          42,250    Pharmaceutical Resources*                        1,182              --            1,182
         --      383,500         383,500    Priority Healthcare, Cl B* (A)                      --           9,664            9,664
    130,500           --         130,500    Protein Design Labs*                             1,083              --            1,083
     86,250      116,200         202,450    Province Healthcare*                             1,479           1,993            3,472
     36,150           --          36,150    RehabCare Group* (A)                               836              --              836
     40,550       88,669         129,219    Respironics*                                     1,298           2,838            4,136
     56,700           --          56,700    SangStat Medical* (A)                            1,183              --            1,183
     50,650           --          50,650    Scios* (A)                                       1,289              --            1,289
     41,900           --          41,900    Sierra Health Services*                            752              --              752
     27,600           --          27,600    Stericycle* (A)                                    936              --              936
     52,600           --          52,600    STERIS*                                          1,310              --            1,310
     17,850           --          17,850    SuriModics*                                        567              --              567
     41,250           --          41,250    Techne* (A)                                      1,353              --            1,353
     82,950           --          82,950    Telik*                                           1,027              --            1,027

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                  PRO FORMA
                               COMBINED                                                                                   COMBINED
    FIRST        FIRST          FIRST                                                     FIRST           FIRST            FIRST
  AMERICAN     AMERICAN        AMERICAN                                                  AMERICAN       AMERICAN         AMERICAN
  SMALL CAP    SMALL CAP      SMALL CAP                                                  SMALL CAP      SMALL CAP        SMALL CAP
  CORE FUND    CORE FUND        SELECT                                                   CORE FUND      CORE FUND       SELECT FUND
   SHARES       SHARES       FUND SHARES                                               MARKET VALUE    MARKET VALUE     MARKET VALUE
 ----------   ----------     -----------                                               ------------    ------------     ------------
     73,350           --          73,350    TheraSense* (A)                                  1,024              --            1,024
     33,500       14,200          47,700    Transkaryotic Therapies* (A)                     1,086             460            1,546
         --       32,900          32,900    Triad Hospitals* (A)                                --           1,249            1,249
     21,750           --          21,750    Trimeris* (A)                                      971              --              971
     33,550           --          33,550    Wilson Greatbatch Technologies*                    933              --              933
         --       44,800          44,800    Universal Health Services* (A)                      --           2,292            2,292
     78,050           --          78,050    Wright Medical Group*                            1,485              --            1,485
     26,300           --          26,300    Zoll Medical*                                      800              --              800
                                                                                       ------------    ------------     ------------
                                                                                            45,313          53,075           98,388
                                                                                       ------------    ------------     ------------

                                            Industrials - 12.3%
     15,500           --          15,500    A.O. Smith                                         441              --              441
         --       83,600          83,600    AGCO* (A)                                           --           1,939            1,939
     30,900           --          30,900    AMETEK                                             900              --              900
     50,500           --          50,500    Apogee Enterprises                                 552              --              552
     71,650           --          71,650    Armor Holdings* (A)                              1,074              --            1,074
         --      438,351         438,351    Atlantic Coast Airline Holdings*                    --           4,055            4,055
     30,300           --          30,300    Baldor Electric                                    579              --              579
     31,650           --          31,650    Black Box*                                       1,051              --            1,051
     18,700           --          18,700    Career Education* (A)                              898              --              898
     14,550           --          14,550    Carlisle Companies                                 534              --              534
         --      141,800         141,800    Chicago Bridge & Iron                               --           3,403            3,403
     23,750           --          23,750    CLARCOR                                            729              --              729
     56,900      224,200         281,100    Coinstar*                                        1,467           5,780            7,247
     52,250           --          52,250    Corinthian Colleges* (A)                         1,972              --            1,972
     40,100           --          40,100    Corporate Executive Board* (A)                   1,145              --            1,145
     19,250           --          19,250    DRS Technologies*                                  716              --              716
         --       93,590          93,590    EDO (A)                                             --           2,097            2,097
         --      419,900         419,900    ExpressJet Holdings*                                --           3,863            3,863
     30,950           --          30,950    FTI Consulting* (A)                              1,231              --            1,231
         --       75,094          75,094    Global Payments                                     --           1,922            1,922
    109,000           --         109,000    Headwaters*                                      1,506              --            1,506
         --      122,950         122,950    Imagistics International*                           --           2,133            2,133
     55,200           --          55,200    InterCept*                                         546              --              546
     25,600           --          25,600    ITT Educational Services*                          481              --              481
     44,050           --          44,050    J.B. Hunt Transport Services* (A)                1,037              --            1,037
         --      284,800         284,800    Knight Transportation*                              --           4,415            4,415
     37,850      119,000         156,850    Kroll* (A)                                         751           2,360            3,111
     16,700           --          16,700    Landstar*                                          819              --              819
     23,650           --          23,650    Manitowoc                                          647              --              647
         --      237,200         237,200    Mesa Air Group*                                     --             866              866
     57,550           --          57,550    Moore*                                             564              --              564
     22,200           --          22,200    MTC Technologies*                                  481              --              481
         --      156,800         156,800    Navistar International*                             --           3,399            3,399
         --      100,150         100,150    Nordson                                             --           2,378            2,378
     87,650           --          87,650    Pacer International *                              995              --              995
         --      130,100         130,100    Pall (A)                                            --           2,054            2,054
     35,450           --          35,450    Paxar                                              515              --              515
     64,750           --          64,750    PRG-Schultz International* (A)                     802              --              802
     43,950           --          43,950    Regis                                            1,243              --            1,243
         --       74,400          74,400    Roadway                                             --           2,729            2,729
     27,350           --          27,350    Roper Industries (A)                               944              --              944
         --      175,600         175,600    SkyWest                                             --           2,300            2,300
      8,200           --           8,200    Strayer Education*                                 488              --              488
         --       74,100          74,100    Swift Transportation*                               --           1,156            1,156
         --      141,300         141,300    Triumph Group*                                      --           3,956            3,956
     26,300           --          26,300    Veridian*                                          657              --              657
     19,300      130,300         149,600    Waste Connections* (A)                             671           4,533            5,204
         --       93,700          93,700    Yellow* (A)                                         --           2,765            2,765
                                                                                       ------------    ------------     ------------
                                                                                            26,436          58,103           84,539
                                                                                       ------------    ------------     ------------

                                            Information Technology - 19.5%
    111,400           --         111,400    02Micro International* (A)                         878              --              878
     83,050           --          83,050    Advanced Energy Industries*                        740              --              740
    247,920      362,254         610,174    Aeroflex*                                        1,250           1,826            3,076
         --      232,225         232,225    Anaren Microwave* (A)                               --           1,909            1,909
     97,400           --          97,400    Asyst Technologies* (A)                            588              --              588
     62,950      513,834         576,784    ATMI* (A)                                          887           7,245            8,132
    124,600           --         124,600    Axcelis Technologies*                              608              --              608
     24,400           --          24,400    BARRA*                                             667              --              667
    115,450           --         115,450    Borland Software*                                  899              --              899
     46,350           --          46,350    Business Objects, ADR*                             492              --              492
     23,700           --          23,700    Cabot Microelectronics* (A)                        883              --              883
     38,600           --          38,600    CACI International, Cl A*                        1,368              --            1,368
    126,050           --         126,050    Carreker*                                          773              --              773
    242,400           --         242,400    Centillium Communications*                         291              --              291
         --       26,800          26,800    Cerner* (A)                                         --             944              944
    430,250           --         430,250    ChipPAC*                                           920              --              920
    168,450           --         168,450    Citrix Systems*                                  1,016              --            1,016
         --      297,860         297,860    Cognex* (A)                                         --           4,143            4,143
      5,800           --           5,800    Cognizant Technology Solutions* (A)                333              --              333
     64,300           --          64,300    CoorsTek*                                          965              --              965
     82,900           --          82,900    Cree* (A)                                        1,036              --            1,036
         --      184,500         184,500    Cymer* (A)                                          --           3,439            3,439
     41,350           --          41,350    Digital Insight* (A)                               650              --              650
     54,300           --          54,300    Documentum* (A)                                    627              --              627
         --      329,600         329,600    DoubleClick*                                        --           1,694            1,694
    116,900      956,710       1,073,610    Entegris*                                          909           7,434            8,343
         --      198,239         198,239    Exar*                                               --           2,290            2,290
    118,150           --         118,150    Extreme Networks*                                  497              --              497
     23,833           --          23,833    Fair Isaac & Company (A)                           779              --              779
     26,950           --          26,950    Fidelity National Information Solutions*           412              --              412
     59,900           --          59,900    FileNET*                                           620              --              620
         --      166,087         166,087    Fisher Scientific International* (A)                --           5,041            5,041
    105,750           --         105,750    Foundry Networks*                                  580              --              580
     32,100           --          32,100    Global Imaging Systems*                            606              --              606
     42,450           --          42,450    Hyperion Solutions*                                779              --              779
         --      455,475         455,475    Inforte* (A)                                        --           2,332            2,332
         --      145,900         145,900    Integrated Circuit Systems*                         --           2,291            2,291
         --      533,600         533,600    Integrated Device Technology* (A)                   --           5,571            5,571
     70,800           --          70,800    Intergraph*                                      1,210              --            1,210
     27,350           --          27,350    Internet Security Systems* (A)                     337              --              337
         --      339,493         339,493    IXYS* (A)                                           --           1,708            1,708
     29,050      101,400         130,450    Kronos*                                            716           2,497            3,213
    185,850           --         185,850    Legato Systems*                                    513              --              513
    238,750           --         238,750    MatrixOne*                                       1,036              --            1,036

FIRST AMERICAN SMALL CAP CORE FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                  PRO FORMA
                               COMBINED                                                                                   COMBINED
    FIRST        FIRST          FIRST                                                     FIRST           FIRST            FIRST
  AMERICAN     AMERICAN        AMERICAN                                                  AMERICAN       AMERICAN         AMERICAN
  SMALL CAP    SMALL CAP      SMALL CAP                                                  SMALL CAP      SMALL CAP        SMALL CAP
  CORE FUND    CORE FUND        SELECT                                                   CORE FUND      CORE FUND       SELECT FUND
   SHARES       SHARES       FUND SHARES                                               MARKET VALUE    MARKET VALUE     MARKET VALUE
 ----------   ----------     -----------                                               ------------    ------------     ------------
     76,200           --          76,200    McDATA, Cl A*                                      414              --              414
         --      142,576         142,576    Mettler-Toledo International* (A)                   --           3,707            3,707
         --      802,671         802,671    Mykrolis*                                           --           4,937            4,937
     37,550           --          37,550    NetIQ* (A)                                         544              --              544
     36,050           --          36,050    NetScreen Technologies* (A)                        391              --              391
    218,520           --         218,520    Oak Technology* (A)                                695              --              695
     48,900           --          48,900    Overture Services*                               1,153              --            1,153
         --      151,400         151,400    Photon Dynamics* (A)                                --           2,821            2,821
         --      314,060         314,060    Photronics* (A)                                     --           3,159            3,159
     35,000           --          35,000    Plantronics*                                       570              --              570
         --      200,300         200,300    Power Integrations* (A)                             --           2,442            2,442
     26,400           --          26,400    Progress Software*                                 319              --              319
     24,400      105,700         130,100    ProQuest* (A)                                      741           3,208            3,949
     62,950           --          62,950    Quest Software*                                    592              --              592
     50,800           --          50,800    SanDisk* (A)                                       666              --              666
    153,050           --         153,050    ScanSoft* (A)                                      505              --              505
     39,000           --          39,000    Silicon Laboratories* (A)                          715              --              715
    132,300           --         132,300    Silicon Storage Technology* (A)                    517              --              517
    102,650      879,200         981,850    Skyworks Solutions*                                465           3,983            4,448
     32,500      265,521         298,021    Take-Two Interactive Software* (A)                 942           7,700            8,642
     41,300      380,000         421,300    Tekelec (A)                                        356           3,279            3,635
     39,000      336,266         375,266    THQ* (A)                                           811           6,994            7,805
    131,300           --         131,300    TriQuint Semiconductor*                            463              --              463
         --      247,500         247,500    TriZetto Group*                                     --           1,233            1,233
     41,100      109,100         150,200    Varian Semiconductor Equipment Associates*         676           1,794            2,470
         --      386,589         386,589    Vastera*                                            --             831              831
     44,600           --          44,600    WebEx Communications* (A)                          499              --              499
         --       46,835          46,835    Zoran* (A)                                          --             515              515
                                                                                       ------------    ------------     ------------
                                                                                            36,899          96,967          133,866
                                                                                       ------------    ------------     ------------

                                            Materials - 1.8%
     60,550           --          60,550    Airgas*                                            795              --              795
         --       30,500          30,500    Bowater                                             --           1,076            1,076
         --       49,010          49,010    Georgia Gulf                                        --           1,121            1,121
     32,350           --          32,350    Jarden*                                            878              --              878
     50,900           --          50,900    Olin (A)                                           834              --              834
         --      141,900         141,900    OM Group (A)                                        --           6,073            6,073
     33,500           --          33,500    Spartech                                           709              --              709
     16,550           --          16,550    Steel Dynamics*                                    217              --              217
     35,000           --          35,000    Worthington Industries                             654              --              654
                                                                                       ------------    ------------     ------------
                                                                                             4,087           8,270           12,357
                                                                                       ------------    ------------     ------------

                                            Telecommunication Services - 0.6%
     18,200           --          18,200    Commonwealth Telephone Enterprises*                633              --              633
         --      637,640         637,640    General Communication, Cl A*                        --           2,397            2,397
     27,950           --              --    Inter-Tel                                          569              --              569
    149,200           --         149,200    Nextel Partners, Cl A*                             803              --              803
                                                                                       ------------    ------------     ------------
                                                                                             2,005           2,397            4,402
                                                                                       ------------    ------------     ------------

                                            Utilities - 0.4%
                                                                                       ------------    ------------     ------------
         --      120,400              --    Philadelphia Suburban (A)                           --           2,444            2,444
                                                                                       ------------    ------------     ------------

                                                                                       ------------    ------------     ------------
                                            Total Common Stocks                            223,382         424,132          647,514
                                                                                       ------------    ------------     ------------

                     Related Party Money Market Fund - 6.0%
                                                                                       ------------    ------------     ------------
 18,693,635   22,793,630      41,487,265    First American Prime Obligations Fund (B)       18,694          22,794           41,488
                                                                                       ------------    ------------     ------------

                                            Total Investments - 100.1%
                                               (Cost $267,148, $500,857, and $768,005
                                               respectively)                            $  242,076      $  446,926       $  689,002
                                                                                       ============    ============     ============

* Non-income producing security
(A) This security or a portion of this security is out on loan at September 30, 2002.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for this Fund.
ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
   FIRST                          PRO FORMA                                             FIRST             FIRST           FIRST
  AMERICAN         FIRST       COMBINED FIRST                                          AMERICAN          AMERICAN        AMERICAN
  EMERGING       AMERICAN         AMERICAN                                             EMERGING       INTERNATIONAL   INTERNATIONAL
MARKETS FUND   INTERNATIONAL    INTERNATIONAL                                        MARKETS FUND      FUND MARKET     FUND MARKET
   SHARES       FUND SHARES      FUND SHARES                                         MARKET VALUE         VALUE           VALUE
------------   -------------   --------------                                       --------------    -------------   -------------
                                               Foreign Common Stock - 96.4%
                                               Australia - 2.4%
         --       2,487,800       2,487,800    Aristocrat Leisure                     $       --        $    6,530      $    6,530
         --         346,800         346,800    Macquarie Bank                                 --             4,176           4,176
         --         336,400         336,400    Wesfarmers                                     --             4,945           4,945
                                                                                    --------------    -------------   -------------
                                                                                              --            15,651          15,651
                                                                                    --------------    -------------   -------------

                                               Brazil - 0.1%
                                                                                    --------------    -------------   -------------
     49,600              --          49,600    Aracruz Celulose, ADR*                        727                --             727
                                                                                    --------------    -------------   -------------

                                               China - 2.5%
  1,278,000              --       1,278,000    Beijing Datang Power Generation*              479                --             479
     90,000              --          90,000    BYD*                                          183                --             183
  1,138,000              --       1,138,000    China Eastern Airlines                        133                --             133
    471,000              --         471,000    China Merchants                               332                --             332
  1,524,000              --       1,524,000    China Southern Airlines                       379                --             379
  1,414,000       6,377,500       7,791,500    CNOOC                                       1,976             8,913          10,889
    932,000              --         932,000    Cofco International                           242                --             242
  1,456,000              --       1,456,000    Cosco Pacific                               1,018                --           1,018
  1,278,000              --       1,278,000    Denway Motors                                 401                --             401
  1,836,000              --       1,836,000    Huaneng Power International                 1,436                --           1,436
  2,222,000              --       2,222,000    Wah Sang Gas Holding                          296                --             296
  1,416,000              --       1,416,000    Zhejiang Expressway*                          472                --             472
                                                                                    --------------    -------------   -------------
                                                                                           7,347             8,913          16,260
                                                                                    --------------    -------------   -------------

                                               Croatia - 0.1%
                                                                                    --------------    -------------   -------------
     51,700              --          51,700    Pliva, GDR*                                   634                --             634
                                                                                    --------------    -------------   -------------

                                               Czech Republic - 0.2%
     24,500              --          24,500    Cesky Telecom*                                192                --             192
     23,600              --          23,600    Komercni Banka                              1,336                --           1,336
                                                                                    --------------    -------------   -------------
                                                                                           1,528                --           1,528
                                                                                    --------------    -------------   -------------

                                               Finland - 1.3%
                                                                                    --------------    -------------   -------------
         --         659,600         659,600    Nokia Oyj                                      --             8,768           8,768
                                                                                    --------------    -------------   -------------

                                               France - 13.5%
         --         129,100         129,100    Atos Origin*                                   --             3,228           3,228
         --         171,090         171,090    Aventis*                                       --             8,962           8,962
         --         241,500         241,500    BNP Paribas*                                   --             7,872           7,872
         --         281,200         281,200    Compagnie de Saint-Gobain                      --             6,209           6,209
         --          68,150          68,150    Danone                                         --             8,217           8,217
         --         131,400         131,400    Lafarge*                                       --            10,493          10,493
         --         114,657         114,657    Sanofi-Synthelabo*                             --             6,465           6,465
         --         140,800         140,800    Schneider Electric*                            --             6,245           6,245
         --         361,800         361,800    Thomson Multimedia*                            --             5,700           5,700
         --         122,350         122,350    TotalFinaElf, Cl B                             --            16,107          16,107
         --         150,200         150,200    Vinci                                          --             9,100           9,100
                                                                                    --------------    -------------   -------------
                                                                                              --            88,598          88,598
                                                                                    --------------    -------------   -------------

                                               Germany - 0.9%
                                                                                    --------------    -------------   -------------
         --         183,200         183,200    Deutsche Boerse AG*                            --             5,993           5,993
                                                                                    --------------    -------------   -------------

                                               Great Britain - 18.7%
         --       1,222,000       1,222,000    Amvescap*                                      --             5,785           5,785
         --         881,000         881,000    Aviva                                          --             4,954           4,954
         --       1,562,000       1,562,000    BAE Systems                                    --             4,717           4,717
         --       2,104,000       2,104,000    BP                                             --            14,064          14,064
         --       1,300,200       1,300,200    Compass Group                                  --             5,419           5,419
         --       4,053,000       4,053,000    Dixons Group*                                  --            10,996          10,996
         --       1,034,444       1,034,444    Electrocomponents                              --             4,100           4,100
         --       1,618,000       1,618,000    EMI Group                                      --             4,326           4,326
         --       1,093,400       1,093,400    Lloyds TSB Group*                              --             8,074           8,074
         --         435,264         435,264    Next*                                          --             6,360           6,360
         --         512,830         512,830    Reckitt Benckiser*                             --             9,679           9,679
         --         510,400         510,400    Royal Bank of Scotland*                        --             9,633           9,633
         --         750,400         750,400    Scottish & Southern Energy                     --             8,085           8,085
         --         600,000         600,000    Standard Chartered                             --             6,181           6,181
         --       2,898,490       2,898,490    Tesco*                                         --             9,380           9,380
         --       8,513,250       8,513,250    Vodafone Group                                 --            10,913          10,913
                                                                                    --------------    -------------   -------------
                                                                                              --           122,666         122,666
                                                                                    --------------    -------------   -------------

                                               Hong Kong - 2.9%
         --         692,800         692,800    Hang Seng Bank*                                --             7,261           7,261
         --       1,056,500       1,056,500    Hutchison Whampoa                              --             6,096           6,096
         --         142,000         142,000    Peregrine Investment Holdings* (A)             --                --               -
         --         928,000         928,000    Sun Hung Kai Properties                        --             5,449           5,449
                                                                                    --------------    -------------   -------------
                                                                                              --            18,806          18,806
                                                                                    --------------    -------------   -------------

                                               Hungary - 0.3%
        797              --             797    EGIS                                           34                --              34
    225,100              --         225,100    OTP Bank                                    1,846                --           1,846
                                                                                    --------------    -------------   -------------
                                                                                           1,880                --           1,880
                                                                                    --------------    -------------   -------------

                                               India - 0.2%
                                                                                    --------------    -------------   -------------
     53,500              --          53,500    Ranbaxy Laboratories, GDR                   1,014                --           1,014
                                                                                    --------------    -------------   -------------

                                               Indonesia - 0.2%
  1,174,500              --       1,174,500    PT Astra International*                       349                --             349
  3,339,000              --       3,339,000    PT Indofood Sukses Makmur                     278                --             278
  1,409,500              --       1,409,500    PT Telekomunikasi Industries                  584                --             584
                                                                                    --------------    -------------   -------------
                                                                                           1,211                --           1,211
                                                                                    --------------    -------------   -------------

                                               Ireland - 2.1%
         --         534,960         534,960    CRH                                            --             5,964           5,964
         --         698,300         698,300    Irish Life & Permanent                         --             7,937           7,937
                                                                                    --------------    -------------   -------------
                                                                                              --            13,901          13,901
                                                                                    --------------    -------------   -------------

                                               Israel - 0.2%
                                                                                    --------------    -------------   -------------
     16,000              --          16,000    Teva Pharmaceutical                         1,072                --           1,072
                                                                                    --------------    -------------   -------------

                                               Italy - 6.9%
         --         447,600         447,600    Assicurazioni Generali*                        --             6,565           6,565

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
   FIRST                          PRO FORMA                                             FIRST             FIRST           FIRST
  AMERICAN         FIRST       COMBINED FIRST                                          AMERICAN          AMERICAN        AMERICAN
  EMERGING       AMERICAN         AMERICAN                                             EMERGING       INTERNATIONAL   INTERNATIONAL
MARKETS FUND   INTERNATIONAL    INTERNATIONAL                                        MARKETS FUND      FUND MARKET     FUND MARKET
   SHARES       FUND SHARES      FUND SHARES                                         MARKET VALUE         VALUE           VALUE
------------   -------------   --------------                                       --------------    -------------   -------------
         --         828,400         828,400    Autogrill*                                     --             6,542           6,542
         --         803,000         803,000    Banco Popolare di Verona                       --             9,166           9,166
         --       1,188,800       1,188,800    ENI*                                           --            16,308          16,308
         --       4,118,000       4,118,000    IntesaBci                                      --             6,919           6,919
                                                                                    --------------    -------------   -------------
                                                                                              --            45,500          45,500
                                                                                    --------------    -------------   -------------

                                               Japan - 24.8%
         --         201,700         201,700    Avex                                           --             2,720           2,720
         --         783,000         783,000    Brother Industries                             --             5,544           5,544
         --         163,000         163,000    Canon*                                         --             5,329           5,329
         --          81,300          81,300    Fanuc*                                         --             3,633           3,633
         --         154,200         154,200    Fast Retailing                                 --             3,977           3,977
         --             747             747    Fuji Television                                --             3,283           3,283
         --         142,800         142,800    Honda Motor                                    --             5,783           5,783
         --         103,000         103,000    Ito-Yokado*                                    --             4,044           4,044
         --       3,342,000       3,342,000    Kanematsu*                                     --             4,310           4,310
         --          41,700          41,700    Keyence                                        --             7,001           7,001
         --         619,000         619,000    Mitsubishi                                     --             4,159           4,159
         --          40,600          40,600    Murata Manufacturing.                          --             2,068           2,068
         --         671,000         671,000    NGK Insulators                                 --             4,520           4,520
         --          66,500          66,500    Nidec                                          --             3,412           3,412
         --         368,000         368,000    Nikon*                                         --             2,808           2,808
         --          45,300          45,300    Nintendo*                                      --             5,277           5,277
         --             925             925    Nippon Mitsubishi Oil*                         --                 4               4
         --             588             588    Nippon Telegraph & Telephone                   --             1,956           1,956
         --         803,000         803,000    Nissan Motor*                                  --             5,963           5,963
         --         215,500         215,500    Nitto Denko                                    --             5,470           5,470
         --         367,000         367,000    Nomura Holdings*                               --             4,823           4,823
         --           2,290           2,290    NTT Mobile Communications*                     --             3,913           3,913
         --         364,000         364,000    Olympus Optical*                               --             5,331           5,331
         --          52,700          52,700    Rohm                                           --             6,186           6,186
         --         232,600         232,600    Sankyo                                         --             6,420           6,420
         --         132,000         132,000    Seven-Eleven Japan*                            --             4,467           4,467
         --         436,000         436,000    Shiseido                                       --             5,204           5,204
         --         124,900         124,900    Sony*                                          --             5,243           5,243
         --       1,770,000       1,770,000    Sumitomo Chemical                              --             6,790           6,790
         --         800,000         800,000    Sumitomo Metal Mining*                         --             3,299           3,299
         --       1,682,000       1,682,000    Sumitomo Trust and Banking*                    --             8,829           8,829
         --         128,800         128,800    Takeda Chemical Industries*                    --             5,195           5,195
         --          47,300          47,300    Tohoku Pioneer                                 --               627             627
         --         100,000         100,000    Tokyo Electron*                                --             3,828           3,828
         --       1,721,000       1,721,000    Tokyo Gas*                                     --             5,033           5,033
         --         211,700         211,700    Toys "R" Us-Japan                              --             3,374           3,374
         --             956             956    UMC Japan*                                     --               927             927
         --          85,500          85,500    Yamada Denki                                   --             2,184           2,184
                                                                                    --------------    -------------   -------------
                                                                                              --           162,934         162,934
                                                                                    --------------    -------------   -------------

                                               Malaysia - 0.4%
    309,000              --         309,000    AMMB Holdings                                 330                --             330
    185,600              --         185,600    Genting                                       635                --             635
    339,000              --         339,000    Hong Leong Bank                               435                --             435
     67,000              --          67,000    Malayan Banking                               141                --             141
    197,000              --         197,000    Public Bank                                   133                --             133
    299,000              --         299,000    Resorts World                                 708                --             708
         --           3,325           3,325    Siverstone* (A)                                --                --               -
                                                                                    --------------    -------------   -------------
                                                                                           2,382                --           2,382
                                                                                    --------------    -------------   -------------

                                               Mexico - 0.9%
     81,600              --          81,600    Cemex*                                        340                --             340
     22,000              --          22,000    Grupo Modelo                                   55                --              55
         --         174,900         174,900    Grupo Televisa*                                --             4,458           4,458
    448,800              --         448,800    Wal-Mart De Mexico, Cl U                    1,086                --           1,086
                                                                                    --------------    -------------   -------------
                                                                                           1,481             4,458           5,939
                                                                                    --------------    -------------   -------------

                                               Netherlands - 2.8%
         --         423,200         423,200    Elsevier                                       --             5,057           5,057
         --         111,330         111,330    Jomed*                                         --             1,141           1,141
         --       1,233,000       1,233,000    Koninklijke KPN*                               --             6,398           6,398
         --         148,600         148,600    Royal Dutch Petroleum                          --             6,000           6,000
                                                                                    --------------    -------------   -------------
                                                                                              --            18,596          18,596
                                                                                    --------------    -------------   -------------

                                               Russian Federation - 1.0%
     34,600              --          34,600    Lukoil Holding, ADR                         2,105                --           2,105
     30,100              --          30,100    Sibneft, ADR*                                 581                --             581
     39,300              --          39,300    Surgutneftegaz, ADR*                          648                --             648
     45,200              --          45,200    VimpelCom, ADR*                             1,071                --           1,071
     13,700              --          13,700    Wimm-Bill-Dann Foods, ADR*                    234                --             234
     13,900              --          13,900    Yukos, ADR                                  1,871                --           1,871
                                                                                    --------------    -------------   -------------
                                                                                           6,510                --           6,510
                                                                                    --------------    -------------   -------------

                                               Singapore - 2.4%
         --         873,000         873,000    DBS Group Holdings                             --             5,501           5,501
         --         954,000         954,000    Singapore Airlines*                            --             5,153           5,153
         --         433,000         433,000    Singapore Press Holdings                       --             4,629           4,629
     61,000              --          61,000    Venture Manufacturing                         364                --             364
                                                                                    --------------    -------------   -------------
                                                                                             364            15,283          15,647
                                                                                    --------------    -------------   -------------

                                               South Africa - 0.4%
      8,400              --           8,400    AngloGold*                                    454                --             454
     37,800              --          37,800    Gold Fields                                   488                --             488
     98,000              --          98,000    SABMiller                                     653                --             653
     79,800              --          79,800    Sasol                                         900                --             900
                                                                                    --------------    -------------   -------------
                                                                                           2,495                --           2,495
                                                                                    --------------    -------------   -------------

                                               South Korea - 2.7%
     39,100              --          39,100    Hanaro Telecom*                               108                --             108
     12,500              --          12,500    Hite Brewery                                  601                --             601
     37,000              --          37,000    Hyundai Motor                                 841                --             841
     40,341              --          40,341    Kookmin Bank                                1,470                --           1,470
     29,950              --          29,950    LG Electronics Investment*                    814                --             814
      6,380              --           6,380    Pacific                                       613                --             613
     13,700              --          13,700    Pohang Iron & Steel                         1,188                --           1,188
      9,400              --           9,400    S1                                            152                --             152
      7,700          69,500          77,200    Samsung Electronics                         1,872             8,218          10,090
     21,560              --          21,560    Samsung Fire & Marine Insurance             1,254                --           1,254

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
   FIRST                          PRO FORMA                                             FIRST             FIRST           FIRST
  AMERICAN         FIRST       COMBINED FIRST                                          AMERICAN          AMERICAN        AMERICAN
  EMERGING       AMERICAN         AMERICAN                                             EMERGING       INTERNATIONAL   INTERNATIONAL
MARKETS FUND   INTERNATIONAL    INTERNATIONAL                                        MARKETS FUND      FUND MARKET     FUND MARKET
   SHARES       FUND SHARES      FUND SHARES                                         MARKET VALUE         VALUE           VALUE
------------   -------------   --------------                                       --------------    -------------   -------------
      3,200              --           3,200    Shinsegae                                     482                --             482
                                                                                    --------------    -------------   -------------
                                                                                           9,395             8,218          17,613
                                                                                    --------------    -------------   -------------

                                               Spain - 2.9%
         --         389,200         389,200    Altadis*                                       --             8,693           8,693
         --       1,121,600       1,121,600    Amadeus Global Travel*                         --             4,700           4,700
         --         632,600         632,600    NH Hoteles*                                    --             5,564           5,564
                                                                                    --------------    -------------   -------------
                                                                                              --            18,957          18,957
                                                                                    --------------    -------------   -------------

                                               Sweden - 2.0%
                                                                                    --------------    -------------   -------------
         --       1,557,000       1,557,000    Skandinaviska Enskilda*                        --            13,265          13,265
                                                                                    --------------    -------------   -------------

                                               Switzerland - 2.4%
         --         238,300         238,300    Adecco                                         --             8,064           8,064
         --         385,100         385,100    Credit Suisse*                                 --             7,555           7,555
                                                                                    --------------    -------------   -------------
                                                                                              --            15,619          15,619
                                                                                    --------------    -------------   -------------

                                               Taiwan - 0.5%
    136,480              --         136,480    Benq                                          172                --             172
  2,160,000              --       2,160,000    Chinatrust Financial*                       1,514                --           1,514
  1,943,000              --       1,943,000    EVA Airways*                                  687                --             687
    180,000              --         180,000    Formosa Plastic                               172                --             172
    857,170              --         857,170    Nan Ya Plastic                                662                --             662
    874,000              --         874,000    Taishin Financial*                            350                --             350
                                                                                    --------------    -------------   -------------
                                                                                           3,557                --           3,557
                                                                                    --------------    -------------   -------------

                                               Thailand - 0.7%
  1,244,500              --       1,244,500    Bangkok Bank*                               1,525                --           1,525
    371,000              --         371,000    Kiatnakin Finance                             268                --             268
    265,000              --         265,000    Land & Houses*                                404                --             404
  1,217,000              --       1,217,000    National Finance*                             397                --             397
    226,000              --         226,000    PTT                                           214                --             214
     23,000              --          23,000    Siam Cement                                   451                --             451
    804,000              --         804,000    Siam Commercial Bank*                         431                --             431
  1,320,000              --       1,320,000    Thai Farmers Bank*                            778                --             778
                                                                                    --------------    -------------   -------------
                                                                                           4,468                --           4,468
                                                                                    --------------    -------------   -------------

                                                                                    --------------    -------------   -------------
                                               Total Foreign Common Stocks                46,065           586,126         632,191
                                                                                    --------------    -------------   -------------

                                               Investment Company - 3.2%
  2,707,775      18,551,437      21,259,212    Deutsche Liquid Assets Fund                 2,708            18,551          21,259
                                                                                    --------------    -------------   -------------
                                               Total Investment Company                    2,708            18,551          21,259
                                                                                    --------------    -------------   -------------

                                               Total Investments - 99.6%
                          (Cost $50,515, $757,008, and
                                                   $807,523)                          $   48,773        $  604,677      $  653,450
                                                                                    ==============    =============   =============

*  Non-income producing security
ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust
GDR - Global Depositary Receipt

At September 30, 2002, sector diversification of the Funds was as follows:

  % of Net        % of Net       Total % of                                                                            Total Value
   Assets          Assets        Net Assets                                           Value (000)      Value (000)        (000)
------------   -------------   --------------                                       --------------    -------------   -------------
                                               Foreign Common Stock
      20.30           13.40           13.93    Banking                                  $  9,959          $ 81,427        $ 91,386
      17.00           10.00           10.63    Energy                                      8,296            61,396          69,692
       9.20            5.30            5.56    Materials                                   4,482            32,016          36,498
       5.50            0.80            1.20    Transportation                              2,688             5,153           7,841
       4.90            9.00            8.71    Technology Hardware & Equipment             2,408            54,716          57,124
       4.50            2.20            2.34    Utilities                                   2,211            13,118          15,329
       4.20            2.80            2.89    Food, Beverages & Tobacco                   2,063            16,910          18,973
       4.00            3.80            3.83    Telecommunication Services                  1,955            23,180          25,135
       3.60            3.40            3.41    Pharmaceuticals & Biotechnology             1,740            20,622          22,362
       3.30            1.90            2.03    Automobiles                                 1,591            11,746          13,337
       3.20            5.10            4.96    Retailing                                   1,568            30,935          32,503
       2.70            5.00            4.84    Hotels, Restaurants & Leisure               1,343            30,475          31,818
       2.60            3.20            2.16    Insurance                                   1,254            19,456          20,710
       2.50            2.70            2.66    Consumer Durables & Apparel                 1,218            16,220          17,438
       2.10            1.10            1.14    Health Care Equipment & Services            1,014             6,472           7,486
       2.00            4.90            4.67    Diversified Financials                        995            29,606          30,601
       1.30            2.50            2.06    Household & Personal Products                 613            14,883          15,496
       1.10            9.60            8.43    Capital Goods                                 515            58,034          58,549
       0.30            2.10            1.97    Commercial Services & Supplies                152            12,764          12,916
         --            4.00            3.73    Media                                          --            24,473          24,473
         --            2.30            2.11    Food & Drug Retailing                          --            13,847          13,847
         --            0.90            0.83    Real Estate                                    --             5,449           5,449
         --            0.50            0.49    Software & Services                            --             3,228           3,228

      94.30           96.50           96.39    Total Foreign Common Stocks                46,065           586,126         632,191
       5.50            3.10            3.24    Total Short-Term Investments                2,708            18,551          21,259
------------   -------------   --------------                                       --------------    -------------   -------------

      99.80           99.60           99.63    Total Investments                          48,773           604,677         653,450
       0.20            0.40            0.37    Other Assets and Liabilities, Net              73             2,353           2,426
------------   -------------   --------------                                       --------------    -------------   -------------

     100.00          100.00          100.00    Net Assets                               $ 48,846          $607,030        $655,876
============   =============   ==============                                       ==============    =============   =============

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
                                            Corporate Bonds - 35.0%
                                            Consumer Goods - 0.9%
                                            Bristol-Myers Squibb
 $    5,000   $       --      $    5,000    5.750%, 10/01/11                        $    5,391          $       --     $    5,391
                                            Conagra Foods
         --        7,000           7,000    6.750%, 09/15/11 (A)                            --               7,992          7,992
                                            Pepsico
      1,500           --           1,500    4.500%, 09/15/04                             1,565                  --          1,565
                                            U.S. Tobacco
         --        5,000           5,000    6.625%, 07/15/12 (B)                            --               5,435          5,435
                                                                                   ------------        ------------   ------------
                                                                                         6,956              13,427         20,383
                                                                                   ------------        ------------   ------------

                                            Energy - 1.4%
                                            Burlington Resources
      1,500           --           1,500    7.400%, 12/01/31                             1,749                  --          1,749
                                            Consolidated Natural Gas
         --       13,000          13,000    7.250%, 10/01/04                                --              13,921         13,921
                                            Schlumberger Technology
      4,000        7,000          11,000    6.500%, 04/15/12 (A) (B)                     4,514               7,899         12,413
                                            Sunoco, Callable 06/01/06 @ 100
      2,802           --           2,802    9.375%, 06/01/16                             3,436                  --          3,436
                                                                                   ------------        ------------   ------------
                                                                                         9,699              21,820         31,519
                                                                                   ------------        ------------   ------------

                                            Finance - 16.0%
                                            ABN AMRO
         --        7,000           7,000    7.550%, 06/28/06                                --               7,992          7,992
                                            Aetna Services
      1,800           --           1,800    6.750%, 09/15/13                             2,000                  --          2,000
                                            Allstate
      2,530           --           2,530    6.125%, 02/15/12                             2,734                  --          2,734
                                            Associated P&C Holdings
      4,895           --           4,895    6.750%, 07/15/03 (A)                         5,038                  --          5,038
                                            Bank of America
      3,539           --           3,539    10.000%, 02/01/03                            3,634                  --          3,634
      5,155           --           5,155    10.200% 07/15/15                             7,423                  --          7,423
         --        7,000           7,000    7.125%, 09/15/06                                --               8,062          8,062
                                            Bank of Boston
      2,500        4,000           6,500    6.375%, 04/15/08                             2,721               4,354          7,075
                                            Bear Stearns
         --        3,000           3,000    5.700%, 01/15/07                                --               3,199          3,199
                                            Boeing Capital
      2,400           --           2,400    5.800%, 01/15/13 (B)                         2,421                  --          2,421
                                            Cigna
         --       10,726          10,726    7.400%, 01/15/03                                --              10,862         10,862
                                            Countrywide Home Loan
         --        7,000           7,000    5.500%, 08/01/06                                --               7,353          7,353
                                            Credit Suisse First Boston
         --        7,000           7,000    5.875%, 08/01/06                                --               7,505          7,505
                                            Dresdner Bank
      3,500           --           3,500    7.250%, 09/15/15                             4,254                  --          4,254
                                            ERAC USA Finance
         --        7,000           7,000    7.350%, 06/15/08 (B)                            --               7,729          7,729
                                            First National Bank of Chicago
      1,500           --           1,500    8.080%, 01/05/18                             1,883                  --          1,883
                                            First National Bank of Omaha
      2,700           --           2,700    7.320%, 12/01/10                             2,883                  --          2,883
                                            Ford Motor Credit
      5,000           --           5,000    7.250%, 10/25/11 (B)                         4,638                  --          4,638
      5,000           --           5,000    6.875%, 02/01/06                             4,904                  --          4,904
                                            GE Global Insurance
         --       15,000          15,000    7.750%, 06/15/30                                --              16,961         16,961
                                            General Electric Capital
      5,000           --           5,000    6.875%, 11/15/10                             5,656                  --          5,656
                                            General Electric Capital, Series A
      5,000           --           5,000    5.000%, 06/15/07 (B)                         5,284                  --          5,284
                                            General Motors Acceptance
      3,000           --           3,000    8.750%, 07/15/05                             3,242                  --          3,242
      2,000           --           2,000    6.875%, 09/15/11                             1,957                  --          1,957
         --       12,000          12,000    6.150%, 04/05/07                                --              12,065         12,065
                                            Goldman Sachs
         --        3,000           3,000    6.650%, 05/15/09                                --               3,318          3,318
     10,000           --          10,000    6.250%, 02/01/03 (A)                        10,143                  --         10,143
      5,000           --           5,000    6.600%, 01/15/12                             5,500                  --          5,500
                                            Heller Financial
      1,285           --           1,285    8.000%, 06/15/05                             1,430                  --          1,430
                                            Household Finance
         --       10,000          10,000    7.200%, 07/15/06                                --              10,257         10,257
      3,000           --           3,000    8.000%, 07/15/10                             3,097                  --          3,097
                                            Household Netherlands
     10,000           --          10,000    6.200%, 12/01/03                            10,377                  --         10,377
                                            International Lease Finance
         --        5,000           5,000    5.750%, 10/15/06                                --               5,157          5,157
         --        4,940           4,940    5.750%, 02/15/07                                --               5,097          5,097
                                            Key Bank
         --        7,000           7,000    7.000%, 02/01/11                                --               7,820          7,820
                                            Lehman Brothers Holdings
         --        7,000           7,000    7.875%, 08/15/10                                --               8,233          8,233
      2,620           --           2,620    11.625%, 05/15/05                            3,165                  --          3,165
                                            Lehman Brothers Holdings, Series F
      5,000           --           5,000    7.500%, 09/01/06                             5,678                  --          5,678
                                            MBNA America Bank
         --        4,500           4,500    6.875%, 07/15/04 (B)                            --               4,747          4,747
      2,000        7,000           9,000    6.625%, 06/15/12 (A) (B)                     1,995               6,984          8,979
                                            Merrill Lynch
      5,000           --           5,000    5.880%, 01/15/04                             5,199                  --          5,199
                                            Money Store
         --       26,795          26,795    7.300%, 12/01/02                                --              27,003         27,003
                                            Morgan Stanley Dean Witter
         --        5,000           5,000    5.800%, 04/01/07                                --               5,362          5,362
      2,725           --           2,725    6.100%, 04/15/06                             2,942                  --          2,942
      8,000           --           8,000    6.750%, 04/15/11                             8,756                  --          8,756
                                            National Rural Utilities
         --       10,000          10,000    7.250%, 03/01/12                                --              11,151         11,151
      3,300           --           3,300    5.750%, 08/28/09                             3,369                  --          3,369

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
                                            Newcourt Credit Group, Series B
      3,490        7,000          10,490    6.875%, 02/16/05                             3,573               7,166         10,739
                                            Norwest
         --        5,000           5,000    6.550%, 12/01/06                                --               5,641          5,641
                                            Paine Webber
      2,500           --           2,500    6.450%, 12/01/03                             2,627                  --          2,627
      2,450           --           2,450    6.730%, 01/20/04                             2,587                  --          2,587
      1,540           --           1,540    8.875%, 03/15/05                             1,736                  --          1,736
                                            Principal Financial
      7,000           --           7,000    8.200%, 08/15/09 (A)                         8,040                  --          8,040
                                            Salomon Smith Barney Holdings
      2,100           --           2,100    6.750%, 02/15/03                             2,134                  --          2,134
      5,375        5,000          10,375    6.500%, 02/15/08 (A)                         5,925               5,512         11,437
                                            Sanwa Bank
      2,500           --           2,500    8.350%, 07/15/09 (A)                         2,742                  --          2,742
                                            Travelers Group
      3,450           --           3,450    7.000%, 06/15/03                             3,560                  --          3,560
                                            Unitedhealth Group
     10,000           --          10,000    6.600%, 12/01/03                            10,457                  --         10,457
                                            Western National
      2,456           --           2,456    7.125%, 02/15/04                             2,587                  --          2,587
                                                                                   ------------        ------------   ------------
                                                                                       168,291             199,530        367,821
                                                                                   ------------        ------------   ------------

                                            Manufacturing - 4.3%
                                            Alcoa
       --          7,150           7,150    5.375%, 01/15/13                                --               7,591          7,591
                                            Boeing
         --       10,000          10,000    7.250%, 06/15/25                                --              10,679         10,679
                                            Bombardier
         --        4,750           4,750    6.750%, 05/01/12 (A) (B)                        --               3,939          3,939
                                            DaimlerChrysler
      5,000           --           5,000    7.200%, 09/01/09                             5,367                  --          5,367
                                            Delphi Auto Systems
      3,500           --           3,500    6.550%, 06/15/06                             3,750                  --          3,750
                                            Dow Chemical
      3,000        5,200           8,200    6.000%, 10/01/12                             3,124               5,416          8,540
                                            Ford Motor
         --       10,000          10,000    7.450%, 07/16/31 (A)                            --               8,142          8,142
      2,934           --           2,934    9.215%, 09/15/21                             2,832                  --          2,832
                                            Ford Motor, Callable 11/15/02 @
                                            104.15
      1,000           --           1,000    8.875%, 11/15/22                               899                  --            899
                                            General Motors
         --        2,000           2,000    8.875%, 05/15/03                                --               2,052          2,052
      5,000           --           5,000    6.750%, 05/01/28                             4,341                  --          4,341
                                            Georgia-Pacific, Callable 10/01/02
                                            @ 104.70
      4,605           --           4,605    9.875%, 11/01/21                             3,684                  --          3,684
                                            Honeywell International
         --        5,000           5,000    7.000%, 03/15/07                                --               5,643          5,643
                                            IBM
      5,000           --           5,000    6.500%, 01/15/28 (B)                         5,279                  --          5,279
                                            Motorola
         --        7,000           7,000    6.750%, 02/01/06 (A)                            --               6,825          6,825
                                            Pactiv
      2,150           --           2,150    7.950%, 12/15/25                             2,452                  --          2,452
                                            Toll Road Investors
      5,800           --           5,800    0.000%, 02/15/04 (A) (C)                     5,583                  --          5,583
      1,000           --           1,000    0.000%, 02/15/05 (A) (C)                       923                  --            923
                                            TRW
      3,360           --           3,360    6.625%, 06/01/04                             3,510                  --          3,510
      2,000           --           2,000    7.625%, 03/15/06                             2,201                  --          2,201
                                            Visteon
      2,500           --           2,500    8.250%, 08/01/10                             2,708                  --          2,708
                                                                                   ------------        ------------   ------------
                                                                                        46,653              50,287         96,940
                                                                                   ------------        ------------   ------------

                                            Real Estate - 1.1%
                                            Eop Operating
         --        5,000           5,000    7.750%, 11/15/07                                --               5,745          5,745
                                            Equity Residential Properties
      2,750           --           2,750    6.625%, 03/15/12                             2,958                  --          2,958
                                            Security Capital Group
      2,850           --           2,850    7.750%, 11/15/03                             3,018                  --          3,018
                                            Simon Property Group
         --       10,000          10,000    7.750%, 01/20/11                                --              11,421         11,421
                                                                                   ------------        ------------   ------------
                                                                                         5,976              17,166         23,142
                                                                                   ------------        ------------   ------------

                                            Services - 2.5%
                                            American Home Products
      5,250           --           5,250    6.700%, 03/15/11                             5,743                  --          5,743
                                            AOL Time Warner
         --        3,500           3,500    6.875%, 05/01/12 (A)                            --               3,185          3,185
                                            British Sky Broadcasting
      2,500           --           2,500    6.875%, 02/23/09                             2,512                  --          2,512
                                            Cendant
      4,500           --           4,500    7.750%, 12/01/03 (B)                         4,500                  --          4,500
                                            Comcast Cable Communications
         --        5,000           5,000    7.125%, 06/15/13                                --               4,625          4,625
                                            Continental Cablevision, Callable
                                            08/01/05 @ 104.75
      7,500           --           7,500    9.500%, 08/01/13                             6,975                  --          6,975
                                            Duty Free International
      6,450           --           6,450    7.000%, 01/15/04 (D)                         3,161                  --          3,161
                                            Hertz
      2,500           --           2,500    7.625%, 08/15/07                             2,464                  --          2,464
                                            J.C. Penney, Callable 10/01/02 @
                                            104.12
      2,758           --           2,758    9.750%, 06/15/21                             2,593                  --          2,593
                                            Kroger
         --        7,650           7,650    6.750%, 04/15/12 (A)                            --               8,379          8,379
                                            Safeway
         --        7,150           7,150    4.800%, 07/16/07                                --               7,418          7,418
                                            Time Warner
      2,200           --           2,200    9.125%, 01/15/13                             2,145                  --          2,145
                                            Walt Disney
      2,500           --           2,500    6.375%, 03/01/12 (B)                         2,654                  --          2,654
                                                                                   ------------        ------------   ------------
                                                                                        32,747              23,607         56,354
                                                                                   ------------        ------------   ------------

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
                                            Transportation - 1.8%
                                            Air 2 US
      5,000           --           5,000    8.627%, 10/01/20 (A)                         2,250                  --          2,250
      1,000           --           1,000    10.127%, 10/01/20 (A)                          350                  --            350
                                            America West Airlines
      1,779           --           1,779    8.540%, 01/02/06                             1,581                  --          1,581
      2,758           --           2,758    7.930%, 01/02/19                             2,827                  --          2,827
                                            American Airlines
      1,500           --           1,500    10.210%, 01/01/10                            1,508                  --          1,508
                                            Burlington Northern Santa Fe
         --       11,825          11,825    6.375%, 12/15/05                                --              13,034         13,034
                                            Continental Airlines, Series 99-2
         --        5,365           5,365    7.056%, 03/15/11                                --               5,003          5,003
                                            Continental Airlines, Series 974C
      2,141           --           2,141    6.800%, 07/02/07                             1,728                  --          1,728
                                            CSX
      3,000           --           3,000    5.850%, 12/01/03                             3,120                  --          3,120
                                            Federal Express
      4,400           --           4,400    9.650%, 06/15/12                             5,827                  --          5,827
                                            Northwest Airlines, Series 991A
         --        4,095           4,095    6.810%, 08/01/21                                --               3,693          3,693
                                                                                   ------------        ------------   ------------
                                                                                        19,191              21,730         40,921
                                                                                   ------------        ------------   ------------

                                            Utilities - 4.5%
                                            Alltel
         --       10,000          10,000    6.750%, 09/15/05                                --              10,808         10,808
                                            Appalachian Power, Series E
         --        5,000           5,000    4.800%, 06/15/05                                --               5,111          5,111
                                            AT&T
      2,000        7,000           9,000    6.500%, 11/15/06 (A)                         1,653               6,860          8,513
                                            AT&T Wireless
      2,000           --           2,000    7.875%, 03/01/11                             1,530                  --          1,530
      1,000           --           1,000    8.125%, 05/01/12                               770                  --            770
                                            British Telecom
      2,000           --           2,000    8.375%, 12/15/10                             2,346                  --          2,346
                                            Conectiv
      2,256           --           2,256    6.730%, 06/01/06                             2,381                  --          2,381
                                            Deutsche Telecom
        500           --             500    7.750%, 06/15/05                               531                  --            531
      3,000           --           3,000    8.250%, 06/15/30                             3,226                  --          3,226
                                            FPL Group Capital
         --        5,000           5,000    7.625%, 09/15/06                                --               5,631          5,631
                                            France Telecom
      2,300           --           2,300    8.250%, 03/01/11 (E)                         2,509                  --          2,509
      2,000           --           2,000    8.500%, 03/01/31 (E)                         2,201                  --          2,201
                                            GTE North, Series A, Callable
                                            10/01/02 @ 104.00
      1,100           --           1,100    9.600%, 01/01/21                             1,151                  --          1,151
                                            Nortel Networks
         --        1,000           1,000    6.875%, 10/01/02                                --                 985            985
                                            Northern State Power-Minnesota
         --        5,480           5,480    8.000%, 08/28/12 (B)                            --               5,804          5,804
                                            Ohio Valley Electric
         --        4,000           4,000    5.940%, 02/12/06 (B)                            --               4,246          4,246
                                            Old Dominion Electric Co-op First
                                            Mortgage, Callable 12/01/02 @
                                            108.76
      6,850           --           6,850    8.760%, 12/01/22                             7,651                  --          7,651
                                            PSEG Power
      2,500        5,000           7,500    6.950%, 06/01/12 (A) (B)                     2,431               4,861          7,292
                                            PSI Energy
      3,100           --           3,100    7.850%, 10/15/07                             3,449                  --          3,449
                                            Qwest
      2,000           --           2,000    7.250%, 09/15/25                             1,380                  --          1,380
                                            Sprint
      1,750           --           1,750    9.000%, 10/15/19                             1,260                  --          1,260
                                            Sprint Capital
      3,250           --           3,250    5.700%, 11/15/03                             2,893                  --          2,893
                                            Utilicorp United
      3,000           --           3,000    7.625%, 11/15/09                             2,220                  --          2,220
                                            Verizon Global Funding
      7,000           --           7,000    7.250%, 12/01/10 (B)                         7,348                  --          7,348
         --        5,000           5,000    7.750%, 12/01/30                                --               4,963          4,963
                                            Verizon Wireless
         --        6,560           6,560    5.375%, 12/15/06 (B)                            --               6,170          6,170
                                                                                   ------------        ------------   ------------
                                                                                        46,930              55,439        102,369
                                                                                   ------------        ------------   ------------

                                            Yankee - 2.5%
                                            AT&T Canada, Callable 11/01/03 @
                                            105.31
      1,000           --           1,000    10.625%, 11/01/08                               90                  --             90
                                            Banco Santander
      4,925           --           4,925    6.500%, 11/01/05                             5,376                  --          5,376
                                            Ford Capital
      1,400           --           1,400    9.500%, 06/01/10                             1,709                  --          1,709
                                            Hydro-Quebec
      3,500           --           3,500    11.750%, 02/01/12                            5,452                  --          5,452
                                            Hydro-Quebec, Callable 01/15/03 @
                                            100
        750           --             750    9.750%, 01/15/18                               765                  --            765
                                            Korea Electric Power, Putable
                                            08/01/04 @ 100
      1,400           --           1,400    6.750%, 08/01/27                             1,477                  --          1,477
                                            National Bank of Hungary
      2,490           --           2,490    8.875%, 11/01/13                             3,365                  --          3,365
                                            National Westminster Bancorp
      1,000           --           1,000    9.375%, 11/15/03                             1,078                  --          1,078
                                            Newfoundland (Province of) Canada
      1,975           --           1,975    10.000%, 12/01/20                            2,989                  --          2,989
                                            Norsk Hydro
      2,900           --           2,900    9.000%, 04/15/12                             3,791                  --          3,791
                                            Pemex Project
      3,000        7,295          10,295    9.125%, 10/13/10                             3,199               7,778         10,977
                                            Quebec Province
         --        3,000           3,000    7.500%, 09/15/29 (A)                            --               3,861          3,861
                                            Stagecoach Holdings
      2,500           --           2,500    8.625%, 11/15/09                             2,228                  --          2,228
                                            Sweden (Kingdom of)
      1,100           --           1,100    11.125%, 06/01/15                            1,761                  --          1,761
                                            Tyco International
      1,100           --           1,100    6.750%, 02/15/11 (B)                           924                  --            924

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
                                            Wharf Capital International
      2,700           --           2,700    8.875%, 11/01/04                             3,011                  --          3,011
      2,675           --           2,675    7.625%, 03/13/07                             3,046                  --          3,046
                                                                                   ------------        ------------   ------------
                                                                                        40,261              11,639         51,900
                                                                                   ------------        ------------   ------------

                                                                                   ------------        ------------   ------------
                                            Total Corporate Bonds                      376,704             414,645        791,349
                                                                                   ------------        ------------   ------------

                                            U.S. Government & Agency Securities
                                            - 29.8%
                                            U. S. Agency Debentures - 11.1%
                                            FHLB
      6,000           --           6,000    5.785%, 02/09/05                             6,488                  --          6,488
      1,500           --           1,500    6.365%, 11/05/07                             1,716                  --          1,716
      7,500           --           7,500    5.750%, 05/15/08                             8,362                  --          8,362
      3,000           --           3,000    6.625%, 11/15/10                             3,515                  --          3,515
         --       12,000          12,000    6.090%, 06/02/06                                --              13,353         13,353
                                            FHLMC
     15,000           --          15,000    5.950%, 01/19/06                            16,574                  --         16,574
     15,000           --          15,000    5.500%, 07/15/06                            16,428                  --         16,428
     10,000           --          10,000    5.125%, 10/15/08                            10,843                  --         10,843
      7,500           --           7,500    6.625%, 09/15/09                             8,763                  --          8,763
      5,000           --           5,000    7.000%, 03/15/10                             5,976                  --          5,976
         --       20,500          20,500    3.750%, 04/15/04                                --              21,095         21,095
         --       23,000          23,000    5.000%, 05/15/04                                --              24,156         24,156
         --       13,000          13,000    5.250%, 01/15/06                                --              14,074         14,074
         --       14,000          14,000    2.875%, 09/26/05                                --              14,056         14,056
         --       15,000          15,000    3.500%, 09/15/07                                --              15,162         15,162
                                            FNMA
      5,000           --           5,000    5.250%, 06/15/06                             5,422                  --          5,422
     20,000           --          20,000    7.125%, 03/15/07                            23,379                  --         23,379
      7,500           --           7,500    4.250%, 07/15/07                             7,863                  --          7,863
      2,090           --           2,090    6.210%, 11/07/07                             2,376                  --          2,376
      6,300           --           6,300    5.250%, 01/15/09                             6,854                  --          6,854
      2,600           --           2,600    7.250%, 01/15/10                             3,142                  --          3,142
     16,200           --          16,200    5.000%, 11/17/11                            16,305                  --         16,305
         --       20,000          20,000    6.625%, 11/15/30                                --              23,443         23,443
         --        3,000           3,000    6.625%, 09/15/09                                --               3,505          3,505
         --       16,000          16,000    6.250%, 02/01/11                                --              17,909         17,909
                                                                                   ------------        ------------   ------------
                                                                                       144,006             146,753        290,759
                                                                                   ------------        ------------   ------------

                                            U.S. Treasuries - 18.7%
                                            U.S. Treasury Bonds
     34,080           --          34,080    9.250%, 02/15/16                            51,302                  --         51,302
     30,673           --          30,673    8.000%, 11/15/21                            43,376                  --         43,376
     38,400           --          38,400    6.000%, 02/15/26                            44,771                  --         44,771
         --       38,000          38,000    5.375%, 02/15/31                                --              42,224         42,224
         --        2,865           2,865    8.875%, 08/15/17                                --               4,247          4,247
         --        6,150           6,150    8.875%, 02/15/19                                --               9,211          9,211
         --        4,183           4,183    8.750%, 08/15/20                                --               6,265          6,265
         --       25,000          25,000    6.250%, 08/15/23                                --              29,820         29,820
                                            U.S. Treasury Notes
     10,000           --          10,000    3.000%, 02/29/04                            10,200                  --         10,200
     20,000           --          20,000    4.375%, 05/15/07                            21,590                  --         21,590
     10,000           --          10,000    4.750%, 11/15/08                            10,990                  --         10,990
     19,500           --          19,500    6.000%, 08/15/09                            22,844                  --         22,844
     10,100           --          10,100    5.000%, 02/15/11                            11,223                  --         11,223
     10,000           --          10,000    4.875%, 02/15/12                            11,022                  --         11,022
         --        7,350           7,350    5.875%, 11/15/04                                --               7,982          7,982
         --       38,145          38,145    3.250%, 08/15/07                                --              39,306         39,306
         --        1,000           1,000    5.500%, 05/15/09                                --               1,142          1,142
         --        2,340           2,340    4.375%, 08/15/12                                --               2,489          2,489
                                            U.S. Treasury Notes (TIPS)
         --       22,295          22,295    3.625%, 01/15/08                                --              24,596         24,596
         --       16,433          16,433    3.875%, 04/15/29                                --              20,196         20,196
                                                                                   ------------        ------------   ------------
                                                                                       227,318             187,478        414,796
                                                                                   ------------        ------------   ------------

                                            Total U.S. Government & Agency
                                            Securities                                 371,324             334,231        705,555
                                                                                   ------------        ------------   ------------

                                            U.S. Government Agency
                                            Mortgage-Backed Securities - 17.1%
                                            Adjustable Rate - 0.0%
                                            GNMA Pool
         --            9               9    7.750%, 08/20/23, #8259                         --                   9              9
                                            Fixed Rate - 17.1%
                                            FHLMC Gold Pool
         --        8,446           8,446    6.500%, 01/01/30, #C55738                       --               8,789          8,789
         --       15,074          15,074    6.500%, 01/01/28, #G00876                       --              15,767         15,767
         --       10,142          10,142    6.500%, 04/01/29, #C00742                       --              10,560         10,560
                                            FNMA Pool
         --       12,403          12,403    6.000%, 04/01/31, #535822                       --              12,756         12,756
         --       10,452          10,452    6.000%, 05/01/31, #511797                       --              10,750         10,750
         --       28,716          28,716    7.000%, 07/01/32, #254379                       --              29,999         29,999
         --       30,000          30,000    6.500%, 09/01/32, #656918                       --              31,078         31,078
         --        6,500           6,500    6.255%, 09/01/13, #360500                       --               7,372          7,372
         --       18,303          18,303    5.500%, 02/01/14, #440780                       --              19,001         19,001
         --        4,949           4,949    7.000%, 02/01/15, #535206                       --               5,258          5,258
         --       12,936          12,936    7.000%, 08/01/16, #591038                       --              13,680         13,680
         --        4,343           4,343    7.000%, 04/01/26, #340798                       --               4,560          4,560
         --        4,463           4,463    7.000%, 05/01/26, #250551                       --               4,692          4,692
         --       10,706          10,706    6.000%, 12/01/28, #456276                       --              11,077         11,077
         --       18,183          18,183    6.500%, 02/01/29, #252255                       --              18,904         18,904
         --       14,898          14,898    6.000%, 05/01/29, #323715                       --              15,415         15,415
         --       11,282          11,282    6.500%, 07/01/29, #252570                       --              11,730         11,730
                                            FNMA Pool TBA
         --       12,650          12,650    6.000%, 10/01/32, #661581                       --              12,994         12,994
                                            FNMA TBA
         --       43,000          43,000    6.500%, 06/01/30                                --              44,559         44,559
         --       23,500          23,500    6.500%, 06/01/15                                --              24,631         24,631
                                            GNMA Pool
         --       11,442          11,442    7.500%, 11/15/30, #537699                       --              12,153         12,153
         --       12,324          12,324    6.500%, 05/15/32, #587673                       --              12,863         12,863
         --       13,212          13,212    6.500%, 04/15/29, #487110                       --              13,831         13,831
                                            FHLMC Gold Pool
      1,117           --           1,117    6.500%, 02/01/31, #C47895                    1,160                  --          1,160
      9,684           --           9,684    6.500%, 05/01/31, #C51020                   10,057                  --         10,057
                                            FHLMC Pool
         21           --              21    7.500%, 04/01/07, #140151                       22                  --             22

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
                                            FNMA Pool
         38           --              38    7.750%, 06/01/08, #001464                       40                  --             40
         83           --              83    6.500%, 08/01/29, #252645                       86                  --             86
      8,416           --           8,416    6.500%, 05/01/30, #535300                    8,745                  --          8,745
                                            GNMA Pool
      2,929           --           2,929    6.000%, 03/15/31, #541302                    3,044                  --          3,044
      4,212           --           4,212    6.000%, 03/15/31, #554675                    4,383                  --          4,383
                                                                                   ------------        ------------   ------------
                                                                                        27,537             352,428        379,965
                                                                                   ------------        ------------   ------------

                                            Total U.S. Government Agency
                                            Mortgage-Backed Securities                  27,537             352,428        379,965
                                                                                   ------------        ------------   ------------

                                            Asset-Backed Securities - 6.4%
                                            Automobiles - 1.9%
                                            Capital One Auto Finance Trust
                                            Series 2001-A Class A4
         --       10,000          10,000    5.400%, 05/15/08                                --              10,642         10,642
                                            Chase Manhattan Auto Owner Trust
                                            Series 2002-B, Class A4
         --       10,000          10,000    4.210%, 01/15/09                                --              10,432         10,432
                                            Daimler Chrysler Auto Trust Series
                                            2000-C, Class A3
         --        6,777           6,777    6.820%, 09/06/04                                --               6,874          6,874
                                            World Omni Auto Receivables Trust
                                            Series 2001-B, Class A4
         --       13,000          13,000    4.490%, 08/20/08                                --              13,621         13,621
                                                                                   ------------        ------------   ------------
                                                                                            --              41,569         41,569
                                                                                   ------------        ------------   ------------

                                            Commercial - 2.3%
                                            Asset Securitization Series
                                            1996-MD6, Class A1B
         --       18,600          18,600    6.880%, 11/13/29                                --              19,565         19,565
                                            Bank of America - First Union NB
                                            Commercial Mortgage Series 2001-3,
                                            Class A1
         --        9,657           9,657    4.890%, 04/11/37                                --              10,099         10,099
                                            Merrill Lynch Mortgage Investors
                                            Series 1995-C3, Class A3
         --       10,585          10,585    6.540%, 12/26/25                                --              10,786         10,786
                                            Morgan Stanley Capital Investments
                                            Series 1999-FNV1, Class A1
         --        9,032           9,032    6.120%, 03/15/31                                --               9,772          9,772
                                                                                   ------------        ------------   ------------
                                                                                            --              50,222         50,222
                                                                                   ------------        ------------   ------------

                                            Credit Cards - 1.6%
                                            Discover Card Master Trust I
                                            Series 2001-5, Class A
         --        7,000           7,000    5.300%, 11/16/06                                --               7,360          7,360
                                            Sears Credit Account Master Trust
                                            Series 1999-2 Class A
         --        8,333           8,333    6.350%, 02/16/07                                --               8,409          8,409
                                            Sears Credit Account Master Trust
                                            Series 2000-1, Class A
         --       15,000          15,000    7.250%, 11/15/07                                --              15,520         15,520
                                            Citibank Credit Card Master Trust
                                            Series 1997-6, Class A
      5,000           --           5,000    0.000%, 08/15/06                             4,810                  --          4,810
                                                                                   ------------        ------------   ------------
                                                                                         4,810              31,289         36,099
                                                                                   ------------        ------------   ------------

                                            Home Equity - 0.4%
                                            Amresco Residential Security
                                            Mortgage Series 1997-3, Class A9
      3,572           --           3,572    6.960%, 03/25/27                             3,664                  --          3,664
                                            Contimortgage Home Equity Loan
                                            Trust
                                            Series 1998-1, Class A6
      1,050           --           1,050    6.580%, 12/15/18                             1,075                  --          1,075
                                            Series 1997-3, Class A8
      3,000           --           3,000    7.580%, 08/15/28                             3,128                  --          3,128
                                            Delta Home Equity Loan Trust
                                            Series 1997-3 Class A6F
      1,152           --           1,152    6.860%, 10/25/28                             1,228                  --          1,228
                                                                                   ------------        ------------   ------------
                                                                                         9,095                  --          9,095
                                                                                   ------------        ------------   ------------

                                            Manufactured Housing - 0.2%
                                            Green Tree Financial Series
                                            1993-4, Class A4
                                                                                   ------------        ------------   ------------
         --        4,578           4,578    6.600%, 01/15/19                                --               4,688          4,688
                                                                                   ------------        ------------   ------------

                                            Total Asset-Backed Securities               13,905             127,768        141,673
                                                                                   ------------        ------------   ------------

                                            CMO - U.S. Government Agency
                                            Mortgage-Backed Securities - 4.3%
                                            Fixed Rate - 2.9%
                                            FDIC REMIC Trust Series 1996-C1,
                                            Class 1A
        835           --             835    6.750%, 05/25/26                               835                  --            835
                                            FHLMC
                                            Series 6, Class C
        148           --             148    9.050%, 06/15/19                               169                  --            169
                                            Series 1022 Class J
        205           --             205    6.000%, 12/15/20                               209                  --            209
                                            Series 162, Class F
        627           --             627    7.000%, 05/15/21                               653                  --            653
                                            Series 188, Class H
        494           --             494    7.000%, 09/15/21                               513                  --            513
                                            Series 1201, Class E
        101           --             101    7.400%, 12/15/21                               102                  --            102
                                            Series 1790, Class A
        557           --             557    7.000%, 04/15/22                               582                  --            582
                                            Series 1699, Class TD
         --       10,000          10,000    6.000%, 03/15/24                                --              10,668         10,668
                                            Series 1723, Class PJ
         --        7,133           7,133    7.000%, 02/15/24                                --               8,089          8,089
                                            FHLMC REMIC
                                            Series T-47, Class PJ
         --       15,000          15,000    1.650%, 08/27/05                                --              14,908         14,908
                                            Series 1998-M1, Class A2
         --        7,500           7,500    6.250%, 01/25/08                                --               8,185          8,185
                                            FNMA
                                            Series 1988-24, Class G
        295           --             295    7.000%, 10/25/18                               314                  --            314
                                            Series 1989-44, Class H
        255           --             255    9.000%, 07/25/19                               278                  --            278
                                            Series 1989-90, Class E
         55           --              55    8.700%, 12/25/19                                60                  --             60
                                            Series 1990-30, Class E
        263           --             263    6.500%, 03/25/20                               276                  --            276
                                            Series 1990-61, Class H
        235           --             235    7.000%, 06/25/20                               250                  --            250
                                            Series 1990-72, Class B
        163           --             163    9.000%, 07/25/20                               178                  --            178
                                            Series 1990-102, Class J

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                                                                                                                       PRO FORMA
                              PRO FORMA                                                                                COMBINED
                 FIRST         COMBINED                                               FIRST                FIRST         FIRST
   FIRST       AMERICAN         FIRST                                               AMERICAN             AMERICAN      AMERICAN
  AMERICAN       FIXED         AMERICAN                                            BOND IMMDEX         FIXED INCOME    CORE BOND
BOND IMMDEX     INCOME        CORE BOND                                            FUND MARKET          FUND MARKET   FUND MARKET
  FUND PAR     FUND PAR        FUND PAR                                               VALUE                VALUE         VALUE
-----------   ----------      ----------                                           ------------        ------------   ------------
        215           --             215    6.500%, 08/25/20                               226                  --            226
                                            Series 1990-105, Class J
        923           --             923    6.500%, 09/25/20                               975                  --            975
                                            Series 1991-1, Class PG
         --       15,343          15,343    6.500%, 04/25/28                                --              16,331         16,331
                                            Series 1991-56, Class M
        843           --             843    6.750%, 06/25/21                               891                  --            891
                                            Series 1992-120, Class C
        354           --             354    6.500%, 07/25/22                               373                  --            373
                                                                                   ------------        ------------   ------------
                                                                                         6,884              58,181         65,065
                                                                                   ------------        ------------   ------------

                                            Z-Bonds ( F ) - 1.4%
                                            FHLMC Series 1118, Class Z
        431           --             431    8.250%, 07/15/21                               457                  --            457
                                            FHLMC Series 1677, Class Z
         --        5,699           5,699    7.500%, 07/15/23                                --               6,635          6,635
                                            Series 1665, Class KZ
         --       10,146          10,146    6.500%, 01/15/24                                --              11,562         11,562
                                            FNMA Series 1996-35, Class Z
         --        9,227           9,227    7.000%, 07/25/26                                --               9,908          9,908
                                            FNMA Series 1991-134, Class Z
      1,619           --           1,619    7.000%, 10/25/21                             1,716                  --          1,716
                                                                                   ------------        ------------   ------------
                                                                                         2,173              28,105         30,278
                                                                                   ------------        ------------   ------------

                                            Total CMO - U.S. Government Agency
                                            Mortgage-Backed Securities                   9,057              86,286         95,343
                                                                                   ------------        ------------   ------------

                                            CMO - Private Mortgage-Backed
                                            Securities - 2.6% Fixed Rate - 2.2%
                                            GE Capital Mortgage Services Series
                                            1994-17, Class A6
         --        7,000           7,000    7.000%, 05/25/24                                --               7,317          7,317
                                            GE Capital Mortgage Services
                                            Series 1994-17, Class A7
         --        5,179           5,179    7.000%, 05/25/24                                --               5,399          5,399
                                            Washington Mutual Series 1999-WM2,
                                            Class 2A
         --        4,218           4,218    7.000%, 11/19/14                                --               4,400          4,400
                                            Washington Mutual Series 2001-AR6,
                                            Class A5
         --       16,500          16,500    5.603%, 01/26/32                                --              16,822         16,822
                                            Washington Mutual Series 2002-AR4,
                                            Class A7
         --       15,000          15,000    5.598%, 04/25/32                                --              15,501         15,501
                                                                                   ------------        ------------   ------------
                                                                                            --              49,439         49,439
                                                                                   ------------        ------------   ------------

                                            Z-Bonds -  0.4%
                                            GE Capital Mortgage Services
                                            Series 1994-6, Class A9
                                                                                   ------------        ------------   ------------
         --        7,238           7,238    6.500%, 09/25/22                                --               7,375          7,375
                                                                                   ------------        ------------   ------------

                                                                                   ------------        ------------   ------------
                                            Total CMO - Private
                                            Mortgage-Backed Securities                      --              56,814         56,814
                                                                                   ------------        ------------   ------------

                                            Foreign Government Bonds - 0.0%
                                            Mexico - 0.0%
                                            United Mexican States, Series A
                                                                                   ------------        ------------   ------------
      1,500           --           1,500    8.000%, 09/24/22                             1,426                  --          1,426
                                                                                   ------------        ------------   ------------

                                            Poland - 0.0%
                                            Republic of Poland
                                                                                   ------------        ------------   ------------
      2,000           --           2,000    6.250%, 07/03/12                             2,175                  --          2,175
                                                                                   ------------        ------------   ------------

                                                                                   ------------        ------------   ------------
                                            Total Foreign Government Bonds               3,601                  --          3,601
                                                                                   ------------        ------------   ------------

                                            Related Party Money Market Fund -
   Shares       Shares          Shares      4.1%
 ----------   ----------      ----------                                           ------------        ------------   ------------
 18,689,056   71,590,914      90,279,969    First American Prime Obligations
                                            Fund (F)                                    18,689              71,591         90,280
                                                                                   ------------        ------------   ------------

                                                                                   ------------        ------------   ------------
                                            Total Related Party Money Market
                                            Fund                                        18,689              71,591         90,280
                                                                                   ------------        ------------   ------------

                                            Total Investments - 90.9%
                                            (Cost $773,613, $1,380,053, and
                                               $2,306,006)                          $  820,817          $1,443,763     $2,264,580
                                                                                   ============        ============   ============

* Non-income producing security

(A) This security or a portion of this security is out on loan at September 30, 2002.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors.
(C) Z-Bonds - Represents securities that pay no inters or principal during their accural periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.
(D) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2002.
(E) On September 20, 2002, the total cost of investment purchased on a when-issued basis was $82,183,641.
(F) This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor for this Fund.

CMO - Collateralized Mortgage Obligation FHLB - Federal Home Loan Bank FHLMC - Federal Home Loan Mortgage Corporation FNMA - Federal national Mortgage Association GNMA - Government National Mortgage Association REMIC - Real Estate Mortgage Investment Conduit TBA - To Be Announced TIPS - Treasury Inflation Proteciton Security

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                            High Yield Corporate Bonds - 51.5%
                                            Consumer Goods - 4.5%
                                            Agrilink Foods, Callable 11/01/03 @
                                            105.94
$             $     500       $     500     11.875%, 11/01/08                        $       --        $      527       $      527
                                            Canandaigua Brands, Callable
                                            03/01/04 @ 104.250
      500           250             500     8.500%, 03/01/09                                522                 --              522
                                            Constellation Brands, Series B,
                                            Callable 01/15/07 @ 104.06
       --           250             250     8.125%, 01/15/12                                 --               256              256
                                            Corn Products International
    1,000           500            1500     8.250%, 07/15/07                                970               485             1455
                                            Corporacion Durango
      600            --             600     13.125%, 08/01/06 (A) (B)                       493                --              493
    1,000            --           1,000     13.750%, 07/15/09 (A) (B)                       770                --              770
                                            Fleming, Series B, Callable 10/01/02
                                            @ 105.313
      500            --             500     10.625%, 07/31/07                               295                --              295
                                            Fleming Companies, Series D,
                                            Callable 10/01/02 @ 105.31
       --           500             500     10.625%, 07/31/07                                --               295              295
                                            Ingles Markets, Callable 12/01/06 @
                                            104.44
      500           500           1,000     8.875%, 12/01/11                                455               455              910
                                            Playtex Family Products, Callable
                                            06/01/06 @ 104.69
      500           500           1,000     9.375%, 06/01/11                                537               537            1,074
                                            Roundy's, Callable 06/15/07 @ 104.44
      500           500           1,000     8.875%, 06/15/12 (A) (B)                        492               492              984
                                            Sealy Mattress, Series B, Callable
                                            12/15/02 @ 105.437
      500            --             500     10.875%, 12/15/07 (C)                           402                --              402
                                            Simmons, Callable 03/15/04 @ 105.12
      500           500           1,000     10.250%, 03/15/09                               530               530            1,060
                                            Swift & Co., Callable 10/01/06 @
                                            105.06
      250           500             750     10.125%, 10/01/09 (A) (B)                       229               457              686
                                                                                    ------------      ------------     ------------
                                                                                          5,695             4,034            9,729
                                                                                    ------------      ------------     ------------

                                            Energy - 4.7%
                                            Newfield Exploration, Callable
                                            08/15/07 @ 104.19
      500           500           1,000     8.375%, 08/15/12                                512               512            1,024
                                            Parker Drilling, Series AI, Callable
                                            11/15/04 @ 105.06
    1,000         1,000           2,000     10.125%, 11/15/09 (D)                           960               960            1,920
                                            Petroplus Funding, Callable 10/15/05
                                            @ 105.250
    2,750            --           2,750     10.500%, 10/15/10 (A)                         1,712                --            1,712
                                            Pogo Producing, Series B, Callable
                                            10/01/02 @ 104.375
      500            --             500     8.750%, 05/15/07                                515                --              515
                                            Pride International, Callable
                                            06/01/04 @ 105.00
      500           500           1,000     10.000%, 06/01/09                               540               540            1,080
                                            Swift Energy, Callable 08/01/04 @
                                            105.12
      500           500           1,000     10.250%, 08/01/09                               495               495              990
                                            Tesoro Petroleum, Series B, Callable
                                            11/01/05 @ 104.81
       --           500             500     9.625%, 11/01/08                                 --               285              285
                                            Vintage Petroleum, Callable 10/01/02
                                            @ 104.313
      500            --             500     8.625%, 02/01/09                                490                --              490
                                            Western Oil Sands
      500           500           1,000     8.375%, 05/01/12 (A) (B)                        506               506            1,012
                                            Williams
    1,000         1,000           2,000     7.750%, 06/15/31                                580               580            1,160
                                                                                    ------------      ------------     ------------
                                                                                          6,310             3,878           10,188
                                                                                    ------------      ------------     ------------

                                            Finance - 2.8%
                                            Bluewater Finance, Callable 02/15/08
                                            @ 105.120
    1,300            --           1,300     10.250%, 02/15/12 (B)                         1,222                --            1,222
                                            Golden State Holdings
    1,000           500           1,500     7.125%, 08/01/05                              1,071               536            1,607
                                            Sovereign Bancorp
    1,000         1,000           2,000     10.500%, 11/15/06                             1,110             1,110            2,220
                                            Yell Finance, Callable 08/01/06 @
                                            105.370
    1,000            --           1,000     10.750%, 08/01/11 (A)                         1,002                --            1,002
                                                                                    ------------      ------------     ------------
                                                                                          4,405             1,646            6,051
                                                                                    ------------      ------------     ------------

                                            Manufacturing - 7.3%
                                            American Axle & Manufacturing,
                                            Callable 03/01/04 @ 104.88
       --           500             500     9.750%, 03/01/09                                 --               532              532
                                            American Standard
    1,000            --           1,000     7.375%, 02/01/08                              1,025                --            1,025
                                            Appleton Papers, Series B, Callable
                                            12/15/05 @ 106.25
       --           500             500     12.500%, 12/15/08                                --               527              527
                                            Applied Extrusion Technologies,
                                            Series B, Callable 07/01/06 @ 105.37
      500           500           1,000     10.750%, 07/01/11                               342               342              684
                                            Avaya, Callable 04/01/06 @ 105.56
       --           500             500     11.125%, 04/01/09                                --               325              325
                                            B E Aerospace, Callable 11/01/03 @
                                            104.75
       --           500             500     9.500%, 11/01/08                                 --               375              375
                                            Beazer Homes USA, Callable 04/15/07
                                            @ 104.19
      500           500           1,000     8.375%, 04/15/12                                502               502            1,004
                                            Buckeye Technologies, Callable
                                            10/01/02 @ 103.080
    1,000            --           1,000     9.250%, 09/15/08                                830                --              830
                                            Collins & Aikman Products, Callable
                                            10/01/02 @ 103.833
      425            --             425     11.500%, 04/15/06                               408                --              408
                                            Diamond Brands Operating, Callable
                                            04/15/03 @ 105.063
       50            --              50     10.125%, 04/15/08 (D) (E)                         1                --                1
                                            Glenoit, Callable 10/01/02 @ 105.500
      100            --             100     11.000%, 04/15/07 (D) (E)                        --                --               --
                                            Georgia-Pacific
      500           500           1,000     8.875%, 05/15/31                                365               365              730
                                            Greif Brothers, Callable 08/01/07 @
                                            104.44
      300           400             700     8.875%, 08/01/12 (B)                            304               406              710
                                            Lear, Series B
    1,000           500           1,500     8.110%, 05/15/09                              1,040               520            1,560
                                            Lyondell Chemical, Callable 05/01/04
                                            @ 105.44
    1,000           500           1,500     10.875%, 05/01/09                               830               415            1,245
                                            Oregon Steel Mills, Callable
                                            07/15/06 @ 105.00
       --           250             250     10.000%, 07/15/09                                --               249              249
                                            Owens-Brockway Glass Container,
                                            Callable 02/15/06 @ 104.44
      500           500           1,000     8.875%, 02/15/09                                502               502            1,004
                                            Schuler Homes, Callable 07/15/05 @
                                            104.69
      500           500           1,000     9.375%, 07/15/09                                500               500            1,000

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                            Sequa
    1,000           500           1,500     9.000%, 08/01/09                                890               445            1,335
                                            Solectron, Callable 02/15/06 @ 104.81
       --           500             500     9.625%, 02/15/09                                 --               412              412
                                            Technical Olympic USA, Callable
                                            07/01/06 @ 104.50
      500           500           1,000     9.000%, 07/01/10 (B)                            470               470              940
                                            WCI Communities, Callable 05/01/07 @
                                            104.56
      500           500           1,000     9.125%, 05/01/12                                463               463              926
                                                                                    ------------      ------------     ------------
                                                                                          8,472             7,350           15,822
                                                                                    ------------      ------------     ------------

                                            Real Estate - 0.6%
                                            Meristar Hospitality
      500           500           1,000     9.125%, 01/15/11                                443               443              886
                                            Ventas Realty
       --           500             500     9.000%, 05/01/12                                 --               513              513
                                                                                    ------------      ------------     ------------
                                                                                            443               956            1,399
                                                                                    ------------      ------------     ------------

                                            Services - 19.8%
                                            Acme Television, Series B, Callable
                                            10/01/02 @ 102.719
      500            --             500     10.875%, 09/30/04 (C)                           493                --              493
                                            Allied Waste North America, Series
                                            B, Callable 08/01/04 @ 105.00
    1,000         1,000           2,000     10.000%, 08/01/09                               920               920            1,840
                                            Asbury Automotive Group, Callable
                                            06/15/07 @ 104.50
      500           500           1,000     9.000%, 06/15/12                                450               450              900
                                            Autonation
    1,000           500           1,500     9.000%, 08/01/08                              1,020               510            1,530
                                            Bally Total Fitness Holdings, Series
                                            D, Callable 10/01/02 @ 104.94
       --           500             500     9.875%, 10/15/07                                 --               460              460
                                            Boca Resorts, Callable 04/15/04 @
                                            104.94
      500           500           1,000     9.875%, 04/15/09                                518               518            1,036
                                            Buffets, Callable 07/15/06 @ 105.62
       --           500             500     11.250%, 07/15/10 (A)                            --               505              505
                                            Charter Communications Holdings,
                                            Callable 01/15/05 @ 105.88
    2,000         1,500           3,500     11.750%, 01/15/10 (C)                           820               615            1,435
                                            Corus Entertainment, Callable
                                            03/01/07 @ 104.38
       --           500             500     8.750%, 03/01/12 (B)                             --               508              508
                                            Coventry Health Care, Callable
                                            02/15/07 @ 104.06
       --           750             750     8.125%, 02/15/12                                 --               776              776
                                            Crown Castle, Callable 08/01/05 @
                                            105.37
       --         1,000           1,000     10.750%, 08/01/11                                --               695              695
                                            CSC Holdings, Callable 02/15/03 @
                                            104.800
      750            --             750     9.875%, 02/15/13                                585                --              585
                                            CSC Holdings, Series B
      500           500           1,000     7.625%, 04/01/11                                405               405              810
                                            Dominos, Series B, Callable 01/15/04
                                            @ 105.19
      600           500           1,100     10.375%, 01/15/09                               645               538            1,183
                                            Echostar DBS, Callable 01/15/06 @
                                            104.56
      500           500           1,000     9.125%, 01/15/09 (A) (B)                        475               475              950
                                            Extendicare Health Services,
                                            Callable 07/01/06 @ 104.75
       --           500             500     9.500%, 07/01/10(A)                              --               508              508
                                            Fisher Scientific International,
                                            Callable 02/01/03 @ 104.50
    1,000         1,000           2,000     9.000%, 02/01/08                              1,031             1,031            2,061
                                            Hanger Orthopedic, Callable 02/15/06
                                            @ 105.19
       --           350             350     10.375%, 02/15/09                                --               369              369
                                            HCA Columbia Healthcare
       --           500             500     8.750%, 09/01/10                                 --               570              570
                                            Healthsouth, Callable 10/01/04 @
                                            105.38
      500           500           1,000     10.750%, 10/01/08                               345               345              690
                                            HMH Properties, Series B, Callable
                                            08/01/03 @ 103.99
      525           500           1,025     7.875%, 08/01/08                                509               485              994
                                            Hollinger International Publishing,
                                            Callable 10/01/02 @ 103.090
      700            --             700     9.250%, 02/01/06                                707                --              707
                                            IASIS Healthcare, Callable 10/15/04
                                            @ 106.50
      500           500           1,000     13.000%, 10/15/09                               510               510            1,020
                                            Isle of Capri Casinos, Callable
                                            04/15/04 @ 104.38
       --           500             500     8.750%, 04/15/09                                 --               505              505
                                            Isle of Capri Casinos, Callable
                                            04/15/04 @ 104.375
    1,000            --           1,000     8.750%, 04/15/09                              1,010                --            1,010
                                            J.C. Penney
      500           500           1,000     7.950%, 04/01/07                                420               420              840
                                            Johnsondiversey, Callable 05/15/07 @
                                            104.81
       --           500             500     9.625%, 05/15/12 (A)                             --               500              500
                                            Lamar Media, Callable 10/01/02 @
                                            104.313
      500            --             500     8.625%, 09/15/07                                520                --              520
                                            Mandalay Resort Group, Series B
    1,000           500           1,500     10.250%, 08/01/07                             1,080               540            1,620
                                            MGM Mirage
       --           500             500     8.375%, 02/01/11                                 --               516              516
                                            Mohegan Tribal Gaming
    1,000           500           1,500     8.875%, 09/15/08                                 --               520              520
                                            Paxson Communications, Callable
                                            01/15/06 @ 106.12
       --           750             750     12.250%, 01/15/09                                --               330              330
                                            Pegasus Communications, Series B,
                                            Callable 12/01/02 @ 104.875
      300            --             300     9.750%, 12/01/06                                138                --              138
                                            Penn National Gaming, Callable
                                            03/15/06 @ 104.44
      500           500           1,000     8.875%, 03/15/10                                500               500            1,000
                                            Premier Parks, Callable 04/01/03 @
                                            105.000
    1,000            --           1,000     10.000%, 04/01/08 (C)                           820                --              820
                                            Resort International Hotel & Casino,
                                            Callable 03/15/07 @ 106.00
      750           750           1,500     11.500%, 03/15/09                               649               649            1,298
                                            Rite Aid
       --         1,000           1,000     7.125%, 01/15/07                                 --               675              675
                                            Rotech Healthcare, Callable 04/01/07
                                            @ 104.75
       --           750             750     9.500%, 04/01/12 (A)                             --               679              679
                                            Royal Caribbean Cruises
      500           500           1,000     8.250%, 04/01/05 (B)                            463               450              923
                                            Russell, Callable 05/01/06 @ 104.62
       --           500             500     9.250%, 05/01/10 (A)                             --               520              520
                                            Sbarro, Callable 09/15/04 @ 105.50
      500           500           1,000     11.000%, 09/15/09                               460               460              920
                                            Service Corporate International
    1,000         1,000           2,000     7.700%, 04/15/09 (A) (B)                        835               835            1,670
                                            Sinclair Broadcast Group, Callable
                                            12/15/02 @ 104.38
      500           500           1,000     8.750%, 12/15/07                                512               512            1,024

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                            Six Flags, Callable 02/01/06 @ 104.44
       --           500             500     8.875%, 02/01/10                                 --               409              409
                                            Starwood Hotels & Resorts
       --           500             500     6.750%, 11/15/05                                 --               481              481
                                            Triad Hospital Holdings, Series B,
                                            Callable 05/15/04 @ 105.500
      500            --             500     11.000%, 05/15/09                               548                --              548
                                            Tricon Global Restaurant
    1,000         1,000           2,000     8.875%, 04/15/11                              1,020             1,070            2,090
                                            United Rentals, Series B, Callable
                                            04/15/05 @ 105.37
    1,000           500           1,500     10.750%, 04/15/08                               855               495            1,350
                                                                                    ------------      ------------     ------------
                                                                                         20,293            22,783           43,076
                                                                                    ------------      ------------     ------------

                                            Transportation -1.4%
                                            CHC Helicopter, Callable 07/15/04 @
                                            105.875
    1,300            --           1,300     11.750%, 07/15/07, EU                         1,420                --            1,420
                                            Continental Airlines, Series 2001-1,
                                            Class C
       --           985             985     7.033%, 06/15/11                                 --               751              751
                                            CP Ships, Callable 07/15/07 @ 105.19
       --           500             500     10.375%, 07/15/12 (A) (B)                        --               518              518
                                            Northwest Airlines
       --           500             500     9.875%, 03/15/07                                 --               250              250
                                                                                    ------------      ------------     ------------
                                                                                          1,420             1,519            2,939
                                                                                    ------------      ------------     ------------

                                            Utilities  - 4.7%
                                            AES
      500           500           1,000     9.375%, 09/15/10                                260               260              520
                                            Calpine
      500            --             500     7.625%, 04/15/06                                240                --              240
       --           500             500     8.500%, 02/15/11                                 --               203              203
                                            CMS Energy
      500            --             500     7.500%, 01/15/09                                370                --              370
       --           500             500     8.500%, 04/15/11                                 --               375              375
                                            Crown Castle International, Callable
                                            05/15/04 @ 105.187
      625            --             625     10.375%, 05/15/11 (C)                           281                --              281
                                            Crown Castle International, Callable
                                            08/01/04 @ 105.625
      700            --             700     11.250%, 08/01/11 (C)                           308                --              308
                                            Grupo Iusacell
    1,500            --           1,500     14.250%, 12/01/06 (A) (B)                       510                --              510
                                            Jazztel, Callable 04/01/04 @ 107.000
    2,000            --           2,000     14.000%, 04/01/09 (A) (E) EU                    198                --              198
                                            Mirant Americas Generation
      500           500           1,000     8.300%, 05/01/11                                250               250              500
                                            Mission Energy Holdings
       --           500             500     13.500%, 07/15/08                                --               160              160
                                            Mobile Telesystems
    1,000            --           1,000     10.950%, 12/21/04 (A) EU                      1,020                --            1,020
                                            Nextel Communications, Callable
                                            11/15/04 @ 104.69
      500           500           1,000     9.375%, 11/15/09                                390               390              780
                                            Nextel International, Callable
                                            04/15/03 @ 106.063
       75            --              75     12.125%, 04/15/08 (C) (E)                         3                --                3
                                            Panamsat, Callable 02/01/07 @ 104.25
      500            --             500     8.500%, 02/01/12 (A) (B)                        413               413              826
                                            PG&E National Energy Group
    1,000         1,000           2,000     10.375%, 05/16/11                               135                --              135
                                            Qwest Capital Funding
    1,000         1,000           2,000     7.750%, 08/15/06                                540               540            1,080
                                            Satelites Mexicanos, Series B,
                                            Callable 10/01/02 @ 105.063
    2,500            --           2,500     10.125%, 11/01/04 (A)                           975                --              975
                                            Triton PCS, Callable 11/15/06 @
                                            104.38
       --           500             500     8.750%, 11/15/11                                 --               330              330
                                            Viatel, Callable 04/15/03 @ 105.625
       75            --              75     11.250%, 04/15/08                                --                --               --
                                            Voicestream Wireless, Callable
                                            11/15/04 @ 105.938
      650            --             650     10.875%, 11/15/09 (C)                           507                --              507
                                            Western Resources
      500           500           1,000     9.750%, 05/01/07                                460               460              920
                                                                                    ------------      ------------     ------------
                                                                                          6,860             3,381           10,241
                                                                                    ------------      ------------     ------------

                                            Yankee - 5.7%
      500                         1,000     Biovail, Callable 04/01/06 @ 103.94
                                            7.875%, 04/01/10 (A) (B)                        502               502            1,004
                                            Cellco Finance, Callable 10/01/02 @
      900           500             900     107.500
                                            15.000%, 08/01/05 (A)                           860                --              860
                                            Central European Media, Callable
    1,200            --           1,200     10/01/02 @ 102.344
                                            9.375%, 08/15/04 (A)                            900                --              900
                                            Grupo Elektra, Callable 04/01/04 @
    2,500            --           2,500     106.000
                                            12.000%, 04/01/08                             2,263                --            2,263
    2,100            --           2,100     Innova, Callable 10/01/02 @ 106.438
                                            12.875%, 04/01/07 (A)                         1,659                --            1,659
                                            Netia Holdings, Series B, Callable
    2,600            --           2,600     10/01/02 @ 105.625
                                            11.250%, 11/01/07 (A) (E)                       416                --              416
                                            Partner Communications, Series DTC,
    2,100            --           2,100     Callable 08/15/05 @ 106.500
      150            --             150     13.000%, 08/15/10 (A)                         2,142                --            2,142
                                            Stena, Callable 10/01/02 @ 102.625
      525            --             525     10.500%, 12/15/05 (A)                           155                --              155
                                            Stena, Callable 10/01/02 @ 104.375
    1,000            --           1,000     8.750%, 06/15/07 (A)                            501                --              501
                                            TFM, Callable 10/01/02 @ 105.875
    1,000            --           1,000     11.750%, 06/15/09 (A) (C)                       955                --              955
                                            TV Azteca, Series B, Callable
                                            10/01/02 @ 105.250
    1,300            --           1,300     10.500%, 02/15/07 (A)                         1,209                --            1,209
                                            Tyco International
      500            --             500     6.750%, 02/15/11 (A)                            420                --              420
                                                                                    ------------      ------------     ------------
                                                                                         11,982               502           12,484
                                                                                    ------------      ------------     ------------

                                                                                    ------------      ------------     ------------
                                            Total High Yield Corporate Bonds             65,880            46,049          111,929
                                                                                    ------------      ------------     ------------

                                            Corporate Bonds - 0.9%
                                            Manufacturing - 0.3%
                                            Nortel Networks
       500          500           1,000     6.125%, 02/15/06                                 --               175              175
                                            Phelps Dodge
       500          500           1,000     8.750%, 06/01/11                                 --               509              509
                                                                                    ------------      ------------     ------------

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                                                                             --               684              684
                                                                                    ------------      ------------     ------------

                                            Utilities - 0.4%
                                            AT&T Wireless Services
      500           500           1,000     7.875%, 03/01/11                                 --               382              382
                                            XCEL Energy
      500           500           1,000     7.000%, 12/01/10                                 --               398              398
                                                                                    ------------      ------------     ------------
                                                                                             --               780              780
                                                                                    ------------      ------------     ------------

                                            Yankee - 0.2%
                                            Tyco International
                                                                                    ------------      ------------     ------------
      500           500           1,000     6.750%, 02/15/11                                                  420              420
                                                                                    ------------      ------------     ------------

                                            Total Corporate Bonds                            --             1,844            1,884
                                                                                    ------------      ------------     ------------

                                            Foreign Government Bonds - 12.1%
                                            Brazil - 2.4%
                                            Republic of Brazil (A)
    3,850            --           3,850     12.250%, 03/06/30                             1,761                --            1,761
    3,950            --           3,950     12.000%, 04/15/10                             1,955                --            1,955
                                            Republic of Brazil, Callable
                                            08/17/15 @ 100
    3,625            --           3,625     11.000%, 08/17/40                             1,595                --            1,595
                                                                                    ------------      ------------     ------------
                                                                                          5,311                --            5,311
                                                                                    ------------      ------------     ------------

                                            Bulgaria - 0.4%
                                            Republic of Bulgaria
      850            --             850     8.250%, 01/15/15                                867                --              867
                                                                                    ------------      ------------     ------------

                                            Colombia - 0.7%
                                            Republic of Colombia
    1,850            --           1,850     11.750%, 02/25/20                             1,517                --            1,517
                                                                                    ------------      ------------     ------------

                                            Ecuador - 0.5%
                                            Republic of Ecuador, Callable
                                            05/15/03 @ 100
    1,850            --           1,850     12.000%, 11/15/12                               980                --              980
                                                                                    ------------      ------------     ------------

                                            El Salvador - 0.5%
                                            Republic of El Salvador
    1,000            --           1,000     8.250%, 04/10/32                                940                --              940
                                                                                    ------------      ------------     ------------

                                            Panama - 0.2%
                                            Republic of Panama
      500            --             500     8.875%, 09/30/27                                462                --              462
                                                                                    ------------      ------------     ------------

                                            Philippines - 0.9%
                                            Republic of Philippines
    2,000            --           2,000     8.375%, 03/12/09                              2,023                --            2,023
                                                                                    ------------      ------------     ------------

                                            Russian Federation - 4.5%
                                            Russian Federation
    4,000            --           4,000     5.000%, 03/31/30                              2,814                --            2,814
    3,200            --           3,200     8.250%, 03/31/10                              3,192                --            3,192
    3,050            --           3,050     12.750%, 06/24/28                             3,703                --            3,703
                                                                                    ------------      ------------     ------------
                                                                                          9,709                --            9,709
                                                                                    ------------      ------------     ------------

                                            South Africa - 0.6%
                                            Republic of South Africa
      600            --             600     7.375%, 04/25/12                                627                --              627
      650            --             650     8.500%, 06/23/17                                696                --              696
                                                                                    ------------      ------------     ------------
                                                                                          1,323                --            1,323
                                                                                    ------------      ------------     ------------

                                            Turkey - 0.5%
                                            Republic of Turkey
    1,200            --           1,200     11.875%, 01/15/30                             1,008                --            1,008
                                                                                    ------------      ------------     ------------

                                            Ukraine - 0.2%
                                            Government of Ukraine
      490            --             490     11.000%, 03/15/07                               509                --              509
                                                                                    ------------      ------------     ------------

                                            Venezuela - 0.7%
                                            Republic of Venezuela
    2,400            --           2,400     9.250%, 09/15/27                              1,608                --            1,608
                                                                                    ------------      ------------     ------------

                                            Total Foreign Government Bonds               26,257                --           26,257
                                                                                    ------------      ------------     ------------

                                            U.S. Government Agency
                                            Mortgage-Backed Securities - 8.1%
                                            Fixed Rate - 8.1%
                                            FHLMC Gold Pool
      293            --             293     7.500%, 08/01/11, #E65045                       313                --              313
      723            --             723     5.500%, 04/01/13, #E69977                       751                --              751
      447            --             447     7.500%, 11/01/28, #C18204                       474                --              474
                                            FNMA Pool
      331            --             331     7.500%, 02/01/30, #535143                       350                --              350
      985            --             985     6.500%, 08/01/32, #649874                     1,020                --            1,020
      232            --             232     6.500%, 02/01/04, #367977                       236                --              236
    1,944            --           1,944     6.695%, 08/01/05, #109031                     2,115                --            2,115
    1,500            --           1,500     5.950%, 04/01/07, #381517                     1,649                --            1,649
      255            --             255     8.000%, 03/01/08, #326580                       272                --              272
    1,159            --           1,159     5.805%, 10/01/08, #380781                     1,278                --            1,278
      952            --             952     5.850%, 10/01/08, #380791                     1,053                --            1,053
      956            --             956     6.095%, 12/01/08, #380859                     1,071                --            1,071
      258            --             258     6.000%, 03/01/11, #329569                       269                --              269
      597            --             597     7.000%, 03/01/12, #313386                       635                --              635
    1,234            --           1,234     6.000%, 12/01/13, #535256                     1,291                --            1,291
      905            --             905     7.000%, 11/01/14, #535006                       959                --              959
      470            --             470     6.000%, 03/01/26, #339839                       489                --              489
    1,036            --           1,036     6.500%, 02/01/29, #252334                     1,075                --            1,075
      998            --             998     7.000%, 04/01/29, #323681                     1,044                --            1,044
    1,153            --           1,153     6.000%, 05/01/29, #323702                     1,193                --            1,193
                                            GNMA Pool
       28            --              28     9.000%, 06/15/16, #160376                        31                --               31
                                                                                    ------------      ------------     ------------
                                            Total U.S. Government Agency                 17,568                --           17,568
                                            Mortgage-Backed Securities
                                                                                    ------------      ------------     ------------

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                            U.S. Government & Agency Securities
                                            - 6.0%
                                            U. S. Agency Debentures - 1.8%
                                            FHLMC
      500            --             500     2.875%, 09/26/05                                502                --              502
                                            FNMA
    1,000            --           1,000     7.000%, 07/15/05                              1,123                --            1,123
    2,000            --           2,000     6.250%, 05/15/29                              2,228                --            2,228
                                                                                    ------------      ------------     ------------
                                                                                          3,853                --            3,853
                                                                                    ------------      ------------     ------------

                                            U.S. Treasuries - 4.2%
                                            U.S. Treasury Bonds
      500            --             500     8.500%, 02/15/20                                731                --              731
                                            U.S. Treasury Notes
    2,750            --           2,750     4.250%, 05/31/03                              2,801                --            2,801
      225            --             225     5.750%, 08/15/03                                233                --              233
    1,250            --           1,250     5.875%, 11/15/04                              1,357                --            1,357
      500            --             500     5.000%, 02/15/11                                556                --              556
      550            --             550     4.375%, 08/15/12                                585                --              585
    1,500            --           1,500     7.250%, 08/15/22                              1,982                --            1,982
                                            U.S. Treasury Note
       --         1,000           1,000     3.375%, 04/30/04                                 --             1,027            1,027
                                                                                    ------------      ------------     ------------
                                            Total U.S. Government & Agency                8,245             1,027            9,272
                                            Securities
                                                                                    ------------      ------------     ------------

                                                                                    ------------      ------------     ------------
                                            Total U.S. Government & Agency
                                            Securities                                   12,098             1,027           13,125
                                                                                    ------------      ------------     ------------

                                            Asset-Backed Securities - 3.3%
                                            Automobiles - 1.0%
                                            Capital One Auto Finance Trust
                                            Series 2001-A Class A4
    1,000            --           1,000     5.400%, 05/15/08                              1,064                --            1,064
                                            GMAC Commercial Mortgage Securities
                                            Series 1998-C2, Class A2
    1,000            --           1,000     6.420%, 05/15/35                              1,123                --            1,123
                                                                                    ------------      ------------     ------------
                                                                                          2,187                --            2,187
                                                                                    ------------      ------------     ------------
                                            Commercial - 0.5%
                                            Morgan Stanley Capital Investments
                                            Series 1999-RMI, Class A2
                                                                                    ------------      ------------     ------------
    1,000            --           1,000     6.710%, 12/15/31                              1,140                --            1,140
                                                                                    ------------      ------------     ------------

                                            Credit Cards - 0.5%
                                            MBNA Master Credit Card Trust Series
                                            1999-G, Class A
                                                                                    ------------      ------------     ------------
    1,000            --           1,000     6.350%, 12/15/06                              1,072                --            1,072
                                                                                    ------------      ------------     ------------

                                            Home Equity - 0.8%
                                            Advanta Mortgage Loan Trust Series
                                            1998-2 Class A12
      330            --             330     6.330%, 08/25/19                                332                --              332
                                            Mellon Residential Funding Series
                                            2001-HEIL, Class A3
    1,000            --           1,000     5.945%, 02/25/11                              1,032                --            1,032
                                            Money Store Home Equity Trust Series
                                            1994-A Class A4
      418            --             418     6.275%, 12/15/22                                434                --              434
                                                                                    ------------      ------------     ------------
                                                                                          1,798                --            1,798
                                                                                    ------------      ------------     ------------

                                            Manufactured Housing - 0.1%
                                            Green Tree Financial Series 1998-1,
                                            Class A1
      277            --             277     6.040%, 11/01/29                                280                --              280
                                                                                    ------------      ------------     ------------

                                            Other - 0.4%
                                            Aircraft Finance Trust Series
                                            1999-1A, Class C
      901            --             901     8.000%, 05/15/24                                819                --              819
                                                                                    ------------      ------------     ------------

                                            Total Asset-Backed Securities                 7,296                --            7,296
                                                                                    ------------      ------------     ------------

                                            Corporate Bonds - 3.0%
                                            Finance - 1.7%
                     --                     Capital One Bank
      500                           500     6.700%, 05/15/08                                446                --              446
                     --                     Ford Motor Credit
      500                           500     5.800%, 01/12/09                                441                --              441
                     --                     GATX Capital
      750                           750     8.250%, 09/01/03                                747                --              747
                     --                     General Motors Acceptance
      500                           500     6.125%, 02/01/07                                504                --              504
                     --                     Household Finance
      500                           500     7.875%, 03/01/07                                526                --              526
                     --                     International Lease Finance
      500                           500     5.750%, 02/15/07                                516                --              516
                     --                     MBNA America Bank
      500                           500     7.750%, 09/15/05                                550                --              550
                                                                                    ------------      ------------     ------------
                                                                                          3,730                --            3,730
                                                                                    ------------      ------------     ------------

                                            Manufacturing -0.6%
                                            Boeing
      500            --             500     8.100%, 11/15/06                                567                --              567
                                            Petronas Capital
      650            --             650     7.875%, 05/22/22                                713                --              713
                                                                                    ------------      ------------     ------------
                                                                                          1,280                --            1,280
                                                                                    ------------      ------------     ------------

                                            Service - 0.2%s
                                            Comcast Cable Communications
      500            --             500     7.125%, 06/15/13                                462                --              462
                                                                                    ------------      ------------     ------------
                                                                                            462                --              462
                                                                                    ------------      ------------     ------------

                                            Transportation - 0.2%
                                            Continental Airlines, Series 99-2
      175            --             175     7.056%, 03/15/11                                163                --              163
                                            Northwest Airlines, Series 991A
      173            --             173     6.810%, 08/01/21                                156                --              156
                                                                                    ------------      ------------     ------------
                                                                                            319                --              319
                                                                                    ------------      ------------     ------------

                                            Utilities - 0.2%
                                            XCEL Energy
     500             --             500     7.000%, 12/01/10                                397                --              397
                                                                                    ------------      ------------     ------------
                                                                                            397                --              397
                                                                                    ------------      ------------     ------------

FIRST AMERICAN STRATEGIC INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to pro forma combined total net assets

                              PRO FORMA                                                                                 PRO FORMA
                              COMBINED                                                                                   COMBINED
   FIRST        FIRST           FIRST                                                  FIRST             FIRST            FIRST
 AMERICAN     AMERICAN        AMERICAN                                                AMERICAN          AMERICAN         AMERICAN
STRATEGIC    HIGH YIELD      HIGH INCOME                                             STRATEGIC         HIGH YIELD       HIGH INCOME
  INCOME      BOND FUND       BOND FUND                                                INCOME           BOND FUND        BOND FUND
 FUND PAR        PAR             PAR                                                  FUND PAR        MARKET VALUE     MARKET VALUE
---------    ----------      -----------                                            ------------      ------------     ------------
                                            Yankee - 0.1%
                                            Newcourt Credit Group, Series B
   1,200             --             250     6.875%, 02/16/05                                256                --              256
                                                                                    ------------      ------------     ------------
                                                                                            256                --              256
                                                                                    ------------      ------------     ------------

                                            Total Corporate Bonds                         6,444                --            6,444
                                                                                    ------------      ------------     ------------

                                            CMO - U.S. Government Agency
                                            Mortgage-Backed Securities  -- 2.1%
                                            Adjustable Rate - 0.2%
                                            FNMA Series 1993-22, Class FD
                                                                                    ------------      ------------     ------------
      528            --              528    2.344%, 11/25/13                                528                --              528
                                                                                    ------------      ------------     ------------

                                            Fixed Rate -1.9%
                                            FNMA Series 1993-50, Class PY
    2,000            --            2,000    5.500%, 10/25/22                              2,098                --            2,098
                                            FNMA Series 1999-11, Class C
    2,000            --            2,000    5.500%, 10/25/12                              2,094                --            2,094
                                                                                    ------------      ------------     ------------
                                                                                          4,192                --            4,192
                                                                                    ------------      ------------     ------------

                                                                                    ------------      ------------     ------------
                                            Total CMO - U.S. Government Agency
                                            Mortgage-Backed Securities                    4,720                --            4,720
                                                                                    ------------      ------------     ------------

                                            CMO - Private Mortgage-Backed
                                            Securities -- 1.9% Fixed Rate - 1.6%
                                            Citicorp Mortgage Securities Series
                                            2001-6, Class M
      750            --             750     6.500%, 05/25/29                                823                --              823
                                            HSBC Mortgage Loan Trust Series
                                            2000-HSB1, Class A3, Callable
                                            07/15/04 @ 100
      268            --             268     7.110%, 12/16/30                                268                --              268
                                            Washington Mutual Series 2001-AR6,
                                            Class A5
    1,000            --           1,000     5.603%, 01/26/32                              1,020                --            1,020
                                            Washington Mutual Series 2002-AR4,
                                            Class A7
    1,000            --           1,000     5.593%, 04/25/32                              1,033                --            1,033
                                            Wells Fargo Series 2000-1, Class
                                            2A1, Callable 07/25/12 @ 100
      224            --             224     7.000%, 05/25/30                                234                --              234
                                                                                    ------------      ------------     ------------
                                                                                          3,378                --    -       3,378
                                                                                    ------------      ------------     ------------
                                            Z-Bonds - 0.3%
                                            GE Capital Mortgage Services Series
                                            1994-6, Class A9
      619                           619     6 6.500%, 09/25/22*****                         630                --              630
                                                                                    ------------      ------------     ------------

                                            Total CMO - Private Mortgage-Backed
                                            Securities                                    4,008                --            4,008
                                                                                    ------------      ------------     ------------

                                            Preferred Stocks - 0.1%
                                            United States - 0.1%
      300            --             300     Nebco Evans Holdings PIK                         --                --               --
       80                            80     Nextel Communications PIK, Series D              55                                 55
      172            --             172     Pegasus Communications PIK, Series A             32                --               32
      750            --             750     Sinclair Capital                                 78                --               78
                                                                                    ------------      ------------     ------------
                                            Total Preferred Stocks                          165                --              165
                                                                                    ------------      ------------     ------------

                                            Warrants - 00%
                                            Canada - 0.0%
                                            AT&T Canada, Expires 08/15/07
      100                           100     0.000%                                           11                --               11
                                                                                    ------------      ------------     ------------

                                            Norway - 0.0%
                                            Enitel Asa, Expires 04/03/05
    1,000            --           1,000     0.000%, 11/22/04                                 --                --               --
                                                                                    ------------      ------------     ------------

                                            United States - 0.0%
                                            Electronic Retailing Systems
                                            International, Expires 02/01
       75                            75     0.000%, 02/01/04                                 --                --               --
                                            Sterling Chemical Holdings, Expires
                                            08/15/08
      100                           100     0.000%, 01/01/00                                 --                --               --
                                            UIH Australia Pacific, Expires
                                            05/15/06                                         --                --               --
                                                                                    ------------      ------------     ------------
      150                           150     0.000%, 05/15/06                                 --                --               --
                                                                                    ------------      ------------     ------------

                                            Total Warrants                                   11                --               11
                                                                                    ------------      ------------     ------------

                                            Mutual Funds - 0.4%
                                            Open End Funds - 0.4%
       --        67,818          67,818     Goldman Sachs High Yield Fund                    --               447              447
       --        62,500          62,500     Northeast Investors Trust                        --               440              440
                                                                                    ------------      ------------     ------------
                                            Total Mutual Funds                               --               887              887
                                                                                    ------------      ------------     ------------

                                            Related Party Money Market Fund -
  Shares       Shares           Shares      1.7%
---------    ----------      -----------                                            ------------      ------------     ------------
1,395,408     2,396,554       3,791,962     First American Prime Obligations              1,396             2,397            3,793
                                            Fund (J)
                                                                                    ------------      ------------     ------------

                                                                                    ------------      ------------     ------------

                                            Total Related Party Money Market
                                            Fund                                          1,396             2,397            3,793
                                                                                    ------------      ------------     ------------

                                            Total Investments - 91.2%
                                               (Cost $57,691, $214,999, and
                                               $157,308)                             $  145,843        $   52,244       $  198,087
                                                                                    ============      ============     ============

(A)  Represents a foreign high yield (non-investment grade) bond.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors.

(C) Delayed interest (Step-Bonds) - Represents securities that remain zero coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2002, based upon the estimated timing and amount of future interest and principal payments.
(D)  Securities considered illiquid or restricted.
(E)  Security currently in default.
(F)  Non-income producing security.
(G) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.
(H) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2002.
(I)  In U.S. dollars unless otherwise indicated.
(J) The money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund.

     CMO - Collateralized Mortgage Obligation
     EU - Euro
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     GNMA - Government National Mortgage Association
     PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

FIRST AMERICAN INVESTMENT FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

1.   Basis of Combination

     The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of investments reflect the accounts of 13 investment portfolios offered by First American Investment Funds, Inc. (the "Funds") as if the proposed reorganizations occurred as of and for the year ended September 30, 2002. These statements have been derived from books and records utilized in calculating daily net asset values at September 30, 2002. Below are the Funds included in the proposed reorganizations.

---------------------------------------------------------------------------------------
                                                            ACQUIRING FUND NAME
   ACQUIRED FUND              ACQUIRING FUND                (effective 1/31/03)
---------------------------------------------------------------------------------------
Large Cap Growth Fund      Large Cap Core Fund*     Large Cap Growth Opportunities Fund
Health Sciences Fund
---------------------------------------------------------------------------------------
Mid Cap Growth Fund        Mid Cap Core Fund*       Mid Cap Growth Opportunities Fund
---------------------------------------------------------------------------------------
Small Cap Growth Fund      Small Cap Core Fund*     Small Cap Select Fund
---------------------------------------------------------------------------------------
Emerging Markets Fund      International Fund*      International Fund
---------------------------------------------------------------------------------------
Bond IMMDEX Fund           Fixed Income Fund*       Core Bond Fund
---------------------------------------------------------------------------------------
High Yield Bond Fund*      Strategic Income Fund    High Income Bond Fund
---------------------------------------------------------------------------------------

     * Accounting survivor

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds. The pro forma statements of assets and liabilities, statements of operations, and schedules of investments should be read in conjunction with the historical financial statements of the First American Investment Funds, Inc. incorporated by reference in the Statement of Additional Information.

2.   Service Providers

     U.S. Bancorp Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined Funds' investment advisor. U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Funds. U.S. Bancorp Fund Services, LLC will serve as the transfer agent and U.S. Bank will serve as the custodian to the Funds.

3.   Share Classes and Fees

     The Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a CDSC. Class C shares are subject to a front-end sales charge and a CDSC. Class S shares are offered only through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC. More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

     Under the terms of the investment advisory agreement, the advisor is entitled to receive the following fees computed at an annual rate on the average daily net assets of each of the respective Funds:

                     FUND                      MANAGEMENT FEE
     ----------------------------------------------------------
     Large Cap Growth Fund                          0.65%
     Large Cap Core Fund                            0.65
     Health Sciences Fund                           0.70
     Mid Cap Growth Fund                            0.70
     Mid Cap Core Fund                              0.70
     Small Cap Growth Fund                          0.70
     Small Cap Core Fund                            0.70
     Emerging Markets Fund                          1.15
     International Fund                             1.10
     Bond IMMDEX Fund                               0.30
     Fixed Income Fund                              0.50
     High Yield Bond Fund                           0.70
     Strategic Income Fund                          0.70

     Under the terms of the administration agreement, the co-administrators are entitled to receive for each Fund an administration fee computed at an annual rate of up to 0.25% of the average daily net assets, plus out of pocket expenses.

4.   Pro Forma Adjustments and Pro Forma Combined Columns

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect as if the reorganizations occurred on October 1, 2001.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganizations had occurred at September 30, 2002.

5.   Portfolio Valuation, Securities Transactions and Related Income

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds. Discounts are accreted and premiums are amortized on fixed income securities.

6.   Capital Shares

     The pro forma net asset values per share assume the issuance of shares of the Surviving Funds, which would have occurred at September 30, 2002, in connection with the proposed reorganization.

7.   Merger Costs

     All costs associated with the Reorganization will be paid by U.S. Bancorp Asset Management, Inc.

                                     PART C
                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 16. EXHIBITS

         (1)(a) Amended and Restated Articles of Incorporation, as amended through April 2, 1998 (Incorporated by reference to Exhibit
                  (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 33-16905, 811-05309)).

         (1)(b) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (1)(c) Articles Supplementary, designating new Series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 33-16905,
                  811-05309)).

         (1)(d) Articles Supplementary designating new Series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment
                  No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).

       **(2)      Bylaws, as amended through December 4, 2002.

         (3)      Not applicable.

        *(4)      Form of Plan of Reorganization and Termination.

         (5)      Not applicable.

         (6)(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994, and assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (6)(b) Exhibit A to Investment Advisory Agreement (series and advisory fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).

         (6)(c) Supplement to Advisory Agreement Relating to International Fund dated December 31, 1993 (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(d) Supplement to Advisory Agreement Relating to Emerging Markets Fund dated July 23, 1998 (Incorporated by reference to Exhibit
                  (d)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(e) Supplement to Advisory Agreement Relating to Strategic Income Fund dated July 24, 1998 (Incorporated by reference to Exhibit
                  (d)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(f) Sub-Advisory Agreement dated July 1, 2001, between U.S. Bancorp Piper Jaffray Asset Management, Inc. and Clay Finlay Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (6)(g) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (6)(h) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Federated Global Investment Management Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (7)(a) Distribution Agreement [Class A and Class Y Shares,] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(1) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(b) Distribution and Service Agreement [Class B] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(2) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(c) Distribution and Service Agreement [Class C] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(3) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(d) Shareholder Service Plan and Agreement [Class S] between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(4) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(e) Dealer Agreement (Incorporated by reference to Exhibit e(5) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (8) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (9)(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 (File Nos. 33-16905, 811-05309)).

         (9)(b) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993 (File Nos. 33-16905, 811-05309).

         (9)(c) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (9)(d) Compensation Agreement pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (9)(e) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41, Filed on December 2, 1998 (File Nos. 33-16905, 811-05309)).

         (9)(f) Further Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

         (9)(g) Compensation Agreement dated as of February 21, 2002, pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).

         (10)(a) Distribution Plan [Class A], Retail Class (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (10)(b) Distribution Plan [Class B] Contingent Deferred Sales Change Class. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (10)(c)  Service Plan [Class B] (Incorporated by reference to Exhibit
                  (15)(c) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (10)(d) Distribution Plan [Class C] Level-Load Class (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment
                  No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (10)(e)  Service Plan [Class C] (Incorporated by reference to Exhibit
                  (m)(5) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (10)(f) Multiple Class Plan Pursuant to Rule 18f-3, dated June 1, 2001 (Incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

       **(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the issuance of shares.

      ***(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding tax matters.

         (13)     Not applicable.

       **(14)     Consent of Ernst & Young LLP.

         (15)     None.

       **(16)     Powers of Attorney.

       **(17)(a)  Form of Large Cap Growth Fund Proxy Card.

       **(17)(b)  Form of Health Sciences Fund Proxy Card.

       **(17)(c)  Form of Mid Cap Growth Fund Proxy Card.

       **(17)(d)  Form of Small Cap Growth Fund Proxy Card.

       **(17)(e)  Form of Emerging Markets Fund Proxy Card.

       **(17)(f)  Form of Bond IMMDEXTM Fund Proxy Card.

       **(17)(g)  Form of High Yield Bond Fund Proxy Card.

       **(17)(h)  Forms of Voting Instructions

-----------------------------

* Filed herewith as Appendix A to the Prospectus/Proxy Statement included in Part A to this Registration Statement.
**       Filed herewith.
*** To be filed in a Post-Effective Amendment within a reasonable time after closing of the Reorganizations.

ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

         (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12,

Opinion and consent of Kirkpatrick & Lockhart LLP regarding tax matters, within a reasonable time after closing of the Reorganizations.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Minneapolis and State of Minnesota, on the 20th day of December, 2002.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                   Registrant

                                       By: /s/ James D. Alt
                                          -------------------------------------
                                           James D. Alt
                                           Secretary

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                          Title                      Date
         ---------                          -----                      ----

/s/ Jeffery M. Wilson               Senior Vice President      December 20, 2002
---------------------------
Jeffery M. Wilson

*Roger A. Gibson                    Director
---------------------------
(Roger A. Gibson)

*Andrew M. Hunter III               Director
---------------------------
(Andrew M. Hunter III)

*Leonard W. Kedrowski               Director
---------------------------
(Leonard W. Kedrowski)

*John M. Murphy, Jr.                Director
---------------------------
(John M. Murphy, Jr.)

*Richard K. Riederer                Director
---------------------------
(Richard K. Riederer)

*Joseph D. Strauss                  Director
---------------------------
(Joseph D. Strauss)

*Virginia L. Stringer               Director
---------------------------
(Virginia L. Stringer)

*James M. Wade                      Director
---------------------------
(James M. Wade)

*By:  /s/ James D. Alt              Attorney-in-fact           December 20, 2002
---------------------------
James D. Alt